UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan U.S. Treasury Plus Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Securities — 0.0%(g)
	U.S. Treasury Bills — 0.0% (n)
1,000	4.68%, 06/15/06 (Cost $998)	998

	Repurchase Agreements — 100.4%
1,500,000	Bank of America Corp., 4.90%, dated 05/31/06, due 06/01/06, repurchase price $1,500,204, collateralized by U.S. Treasury Securities with a value of $1,530,000	1,500,000
1,000,000	Barclays Capital, Inc., 4.90%, dated 05/31/06, due 06/01/06, repurchase price $1,000,136, collateralized by U.S. Treasury Securities with a value of $1,020,001 (m)	1,000,000
2,000,000	Credit Suisse First Boston LLC, 4.90%, dated 05/31/06, due 06/01/06, repurchase price $2,000,272, collateralized by U.S. Government Securities with a value of $2,040,010	2,000,000
2,000,000	Deutsche Bank Securities, Inc., 4.90%, dated 05/31/06, due 06/01/06, repurchase price $2,000,272, collateralized by U.S. Treasury Securities with a value of $2,040,000	2,000,000
197,225	Goldman Sachs & Co., 4.70%, dated 05/31/06, due 06/01/06, repurchase price $197,251, collateralized by U.S. Treasury Securities with a value of $201,170	197,225
1,000,000	HSBC Securities (USA), Inc., 4.90%, dated 05/31/06, due 06/01/06, repurchase price $1,000,136, collateralized by U.S. Treasury Securities with a value of $1,020,002	1,000,000
900,000	Morgan Stanley & Co., Inc., 4.90%, dated 05/31/06, due 06/01/06, repurchase price $900,123, collateralized by U.S. Treasury Securities with a value of $918,001	900,000
350,000	UBS Securities LLC, 4.80%, dated 05/31/06, due 06/01/06, repurchase price $350,047, collateralized by U.S. Treasury Securities with a value of $357,002	350,000
1,600,000	UBS Securities LLC, 4.90%, dated 05/31/06, due 06/01/06, repurchase price $1,600,217, collateralized by U.S. Treasury Securities with a value of $1,633,111	1,600,000

	Total Repurchase Agreements (Cost $10,547,225)	10,547,225

	Total Investments — 100.4% (Cost $10,548,223) *	10,548,223
	Liabilities in Excess of Other Assets — (0.4)%	(40,313)

	Net Assets — 100.0%	$10,507,910

JPMorgan U.S. Treasury Plus Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Abbreviations:

*	The cost of securities is substantially the same for federal income tax purposes.
(g)	Amount rounds to less than 0.1%.
(n)	The rate shown is the effective yield at the date of purchase.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Liquid Assets Money Market Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Asset-Backed Securities — 1.8%
	Wachovia Asset Securitization, Inc.
82,654	Series 2004-HM1A, Class A, FRN, 5.08%, 06/27/06 (e)	82,654
10,343	Series 2005-HM1A, Class AMM, FRN, 5.07%, 06/25/06 (e) (i)	10,343
25,000	Whitehawk CDO Funding Ltd. (Cayman Islands),
	Series 2004-1A, Class AMMD, FRN, 4.93%, 06/15/06 (e) (i)	25,000
	Wind Master Trust Notes
44,986	Series 2005-J1A, Class A1, FRN, 5.08%, 06/25/06 (e) (i)	44,986
20,000	Series 2005-I4A, Class A2, FRN, 5.08%, 06/27/06 (e) (i)	20,000
25,000	Series 2005-I7A, Class A2, FRN, 5.08%, 06/25/06 (e) (i)	25,000

	Total Asset-Backed Securities (Cost $207,983)	207,983

	Certificates of Deposit — 19.8%
	Barclays Bank plc (United Kingdom)
200,000	4.73%, 11/06/06	200,000
60,000	4.80%, 12/05/06	60,000
	BNP Paribas
180,000	4.24%, 08/30/06	180,000
55,000	4.77%, 01/24/07	55,000
67,000	Calyon (France),
	5.26%, 04/05/07	67,000
225,000	Canadian Imperial Bank of Commerce,
	FRN, 5.16%, 04/15/06	225,000
25,000	Charter One Bank N.A.,
	5.04%, 06/16/06	25,000
	Credit Agricole S.A.
20,000	4.94%, 02/07/07	20,000
62,000	5.09%, 03/01/07	62,000
45,000	Credit Industriel et Commercial,
	5.01%, 07/10/06	45,000
	Deutsche Bank Securities, Inc.
75,000	5.01%, 06/29/06	75,000
50,000	4.80%, 10/26/06	50,000
40,000	4.97%, 02/07/07	40,000
	Natexis Banques Populaires
55,000	4.66%, 07/20/06	55,000
60,000	5.00%, 06/29/06	60,000
35,000	Royal Bank of Canada,
	4.23%, 08/30/06	34,999
	Royal Bank of Scotland plc (United Kingdom)
110,150	3.95%, 08/04/06	110,150
5,000	3.99%, 08/11/06	5,000
20,000	4.31%, 09/29/06	20,000
	Societe Generale
162,000	3.97%, 08/11/06	162,000
20,000	4.00%, 07/19/06	19,999
55,000	4.64%, 07/10/06	55,000
70,000	4.81%, 10/30/06	70,000
200,000	Swedbank, Inc.,
	4.31%, 09/28/06	199,998
50,000	Toronto Dominion Bank,
	4.75%, 10/27/06	50,000
	UniCredito Italiano S.p.A.
80,000	4.99%, 07/10/06	80,000
110,000	5.25%, 11/20/06	110,000
120,000	5.28%, 11/27/06	120,000

	Total Certificates of Deposit
	(Cost $2,256,146)	2,256,146

	Collateralized Mortgage Obligations — 2.0%
	Non-Agency CMO — 2.0%
100,000	Paragon Mortgages plc (United Kingdom),
	Series 11A, Class A1, FRN, 5.07%, 06/18/06 (e)	100,000
	Steers Delaware Business Trust
50,000	Series 2006-1, FRN, 5.07%, 06/05/06 (e) (i)	50,000
80,000	Series 2006-1, FRN, 5.12%, 06/25/06 (e) (i)	80,000

	Total Collateralized Mortgage Obligations
	(Cost $230,000)	230,000

	Commercial Paper — 20.3% (n)

JPMorgan Liquid Assets Money Market Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Amstel Funding Corp.
40,000	4.94%, 06/28/06	39,854
80,000	5.10%, 07/31/06	79,329
25,000	Amsterdam Funding Corp.,
	5.03%, 06/12/06	24,962
	ASAP Funding Ltd.
10,000	5.14%, 08/01/06	9,914
50,000	5.14%, 08/02/06	49,563
30,000	5.14%, 08/04/06	29,729
40,000	Cedar Springs Capital Corp.,
	4.92%, 06/14/06	39,930
50,000	Citibank Credit Card Issuance Trust,
	5.03%, 06/21/06	49,861
15,000	Concord Minutemen Capital Co. LLC,
	5.26%, 06/27/06	15,000
	Countrywide Financial Corp.
150,000	5.05%, 06/07/06	149,874
100,000	5.10%, 06/01/06	100,000
35,000	Crown Point Capital Co. LLC,
	4.92%, 06/08/06	34,998
50,000	Curzon Funding Ltd.,
	5.20%, 08/30/06	49,359
	Davis Square Funding
20,000	5.10%, 07/25/06	19,849
10,000	5.14%, 08/02/06	9,912
15,000	DZ Bank AG,
	5.05%, 06/12/06	14,977
	Emerald Certificates
75,000	5.01%, 06/14/06 (e)	74,865
148,750	5.01%, 06/26/06 (e)	148,237
81,583	Eureka Securitization, Inc.,
	5.07%, 07/27/06	80,947
100,000	FCAR Owner Trust,
	5.04%, 06/21/06	99,721
25,000	General Electric Capital Corp.,
	4.95%, 06/29/06	24,905
	Govco, Inc.
24,000	5.08%, 07/28/06 (e)	23,809
15,000	5.18%, 08/22/06 (e)	14,825
50,000	Grampian Funding LLC,
	5.00%, 09/12/06	49,302
15,000	HBOS Treasury Services plc (United Kingdom),
	4.97%, 07/05/06	14,930
49,896	Leafs LLC,
	5.15%, 06/20/06	49,896
	Lexington Parker Capital Corp.
86,808	4.90%, 06/20/06	86,586
25,000	5.06%, 06/07/06	24,979
65,000	5.08%, 07/12/06	64,999
50,000	5.12%, 06/10/06	49,996
30,000	Macquarie Bank Ltd.,
	5.09%, 07/25/06	29,774
	Mane Funding Corp.
55,000	4.99%, 06/23/06	54,834
113,700	4.99%, 06/26/06	113,309
	MBNA Credit Card Master Note Trust
25,000	5.05%, 06/09/06 (e)	24,972
45,000	5.10%, 07/25/06 (e)	44,660
50,000	Morgan Stanley,
	5.19%, 06/01/06	50,000
20,000	Park Granada LLC,
	5.02%, 06/26/06	19,931
	Park Sienna LLC
40,000	5.02%, 06/20/06	39,895
50,000	5.14%, 08/07/06	49,528
	PB Finance Delaware, Inc.
50,000	4.95%, 06/27/06	49,823
50,000	5.05%, 06/14/06	49,909
25,000	Picaros Funding LLC,
	5.22%, 11/07/06	24,439
25,000	Rhein-Main Securities Ltd.,
	5.05%, 06/20/06	24,934
25,000	Sedna Finance, Inc.,
	5.07%, 06/19/06	24,937
55,000	Societe Generale
	4.63%, 07/05/06	54,765
25,000	Spintab AB (Sweden),
	5.18%, 08/22/06	24,709

JPMorgan Liquid Assets Money Market Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,000	Thames Asset Global Securitization, Inc.,
	4.97%, 07/07/06 (e)	9,951
30,000	Tulip Funding Corp.,
	5.08%, 07/28/06	29,762
64,165	Variable Funding ECN Corp.,
	5.05%, 06/12/06	64,066

	Total Commercial Paper
	(Cost $2,309,306)	2,309,306

	Corporate Notes — 30.5%
30,000	Allstate Corp. (The),
	FRN, 5.03%, 06/04/06	30,000
50,000	ANZ Capital Trust (United Kingdom),
	FRN, 5.05%, 06/07/06 (e)	50,000
50,000	Australia & New Zealand Banking Group Ltd. (Australia),
	FRN, 5.06%, 06/23/06 (e)	50,000
254,000	Bayerische Landesbank Hessen (Germany),
	FRN, 5.10%, 06/24/06	254,000
30,000	Beta Finance, Inc.,
	Series 1, FRN, 5.06%, 06/13/06 (e)	30,000
30,000	BNP Paribas (France),
	FRN, 5.05%, 06/26/06 (e)	30,000
64,000	CC USA, Inc.,
	FRN, 5.06%, 06/01/06 (e)	63,999
50,000	Counts Trust,
	FRN, 4.92%, 06/13/06 (e) (i)	50,000
	General Electric Capital Corp.
150,000	FRN, 5.03%, 06/07/06	150,000
6,000	FRN, 5.18%, 06/09/06	6,000
	Goldman Sachs Group, Inc.
65,000	5.08%, 06/12/06 (i)	65,000
50,000	5.10%, 06/21/06 (i)	50,000
32,300	Hartford Life Global Funding Trusts,
	FRN, 5.06%, 06/15/06	32,300
	HBOS Treasury Services plc (United Kingdom)
150,000	FRN, 5.26%, 08/20/06 (e)	150,000
175,000	Series 2, FRN, 5.07%, 06/02/06 (e)	175,000
50,000	HSBC USA, Inc.,
	FRN, 5.06%, 06/15/06	50,000
150,000	Islandsbank HF (Iceland),
	FRN, 5.13%, 06/22/06 (e)	150,000
	K2 (USA) LLC,
25,000	4.00%, 08/10/06 (e)	25,000
80,000	FRN, 4.97%, 06/01/06 (e)	79,996
25,000	FRN, 5.04%, 06/20/06 (e)	24,999
35,000	FRN, 5.06%, 06/01/06 (e)	35,000
25,000	Series 1, FRN, 5.04%, 06/25/06 (e)	25,000
54,250	Series 1, FRN, 5.06%, 06/01/06 (e)	54,250
20,000	Series 2, FRN, 5.05%, 06/28/06 (e)	20,000
75,000	Kaupthing Bank HF,
	FRN, 5.14%, 06/20/06 (e)	75,000
	Liberty Lighthouse Co. LLC
50,000	FRN, 4.98%, 06/01/06 (e)	49,992
50,000	FRN, 5.04%, 06/26/06 (e)	49,997
85,000	FRN, 5.11%, 08/01/06 (e)	84,987
	Links Finance LLC
50,000	FRN, 5.04%, 06/15/06 (e)	49,999
75,000	FRN, 5.06%, 06/01/06 (e)	75,000
20,000	FRN, 5.10%, 08/01/06 (e)	19,998
40,000	Merrill Lynch & Co., Inc.,
	Series 1, FRN, 5.11%, 06/04/06	40,000
67,000	Money Market Trust,
	Series A-2, FRN, 5.16%, 06/15/06 (e) (i)	67,000
350,000	Natexis Banques Populaires,
	FRN, 5.12%, 08/23/06	350,000
80,000	Premium Asset Trust,
	Series 2003-5, FRN, 5.13%, 06/01/06 (e) (i)	80,000
	RACERS
80,000	Series 2001-8, Class MM, FRN, 5.24%, 06/03/06 (e) (i)	80,000
15,000	Series 2004-1, Class MM, FRN, 5.22%, 06/08/06 (e) (i)	15,000
100,000	Series 2005-17, Class O, FRN, 5.21%, 08/21/06 (e) (i)	100,000
	Royal Bank of Scotland plc (United Kingdom)
50,000	3.98%, 08/11/06	50,000
150,000	FRN, 5.07%, 06/23/06 (e)	150,000
	Sigma Finance, Inc.
75,000	FRN, 5.04%, 06/15/06 (e)	74,998
45,000	FRN, 5.06%, 06/01/06 (e)	45,000
50,000	FRN, 5.07%, 06/01/06 (e)	50,000

JPMorgan Liquid Assets Money Market Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

15,000	Societe Generale (France),
	FRN, 4.99%, 06/02/06 (e)	15,000
50,000	Structured Asset Repackaged Trust,
	FRN, 5.23%, 06/15/06 (e) (i)	50,000
	Tango Finance Corp.
58,000	FRN, 5.04%, 06/25/06 (e)	57,999
21,000	Union Hamilton Special Funding,
	FRN, 4.96%, 06/28/06 (e)	21,000
20,000	Wal-Mart Stores, Inc.,
	5.59%, 06/01/06	20,000
	Wells Fargo & Co.
75,000	FRN, 5.00%, 06/03/06	75,000
75,000	Series C, FRN, 5.07%, 06/02/06	75,000

	Total Corporate Notes
	(Cost $3,471,514)	3,471,514

	Demand Note — 0.4%
50,000	Transamerica Asset Funding Corp.,
	5.06%, 07/02/06 (i)
	(Cost $50,000)	50,000

	Funding Agreements — 1.3%
100,000	Metropolitan Life Insurance Co.,
	4.98%, 08/15/06 (e) (i)	100,000
50,000	New York Life Insurance Co.,
	4.81%, 08/25/06 (e) (i)	50,000

	Total Funding Agreements
	(Cost $150,000)	150,000

	Municipal Notes & Bonds — 1.4%
	Michigan — 0.3%
26,845	City of Battle Creek, Downtown Development,
	GO, VAR, AMBAC, 5.08%, 06/02/06	26,845
	New York — 1.1%
127,365	New York City Transitional Financial Authority, Future Tax,
	Series B, Rev., VAR, LIQ: Westdeutsche Landesbank, 5.14%, 06/07/06	127,365

	Total Municipal Notes & Bonds
	(Cost $154,210)	154,210

	Repurchase Agreements — 14.3%
75,000	Bank of America Corp., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $75,011, collateralized by Corporate Bond and Notes with a value of $77,250	75,000

150,000	Bear Stearns & Co., 5.12%, dated 05/31/06, due 06/01/06, repurchase price $150,021, collateralized by U.S. Government Agency Mortgages with a value of $153,002	150,000

50,000	Citigroup, Inc., 5.08%, dated 05/31/06, due 06/01/06, repurchase price $50,007, collateralized by Commercial Paper with a value of $51,500	50,000

100,000	Citigroup, Inc., 5.10%, dated 05/31/06, due 06/01/06, repurchase price $100,014, collateralized by Commercial Paper with a value of $103,000	100,000

300,000	Citigroup, Inc., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $300,043, collateralized by Asset Backed Securities and Collateralized Mortgage Obligations with a value of $309,000	300,000

250,000	Deutsche Bank Securities, Inc., 5,12%, dated 05/31/06, due 06/01/06, repurchase price $250,036, collateralized by Asset Backed Securities and Corporate Mortgage Obligation with a value of $257,500	250,000

300,000	Goldman Sachs & Co., 5.13%, dated 05/31/06, due 06/01/06, repurchase price $300,043, collateralized by Collateralized Mortgage Obligations with a value of $309,000	300,000

300,000	Merrill Lynch & Co., Inc., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $300,043, collateralized by Corporate Bonds and Notes with a value of $309,002	300,000

100,000	Merrill Lynch & Co., Inc., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $100,014, collateralized by Corporate Bonds and Notes with a value of $103,001	100,000

	Total Repurchase Agreements
	(Cost $1,625,000)	1,625,000

JPMorgan Liquid Assets Money Market Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Supranational — 0.4%
50,000	Corp. Andina de Fomento,
	FRN, 5.37%, 08/17/06
	(Cost $50,000)	50,000

	Time Deposits — 7.7%
379,078	Fortis Bank,
	5.08%, 06/01/06	379,078
500,000	ING Bank N.V.,
	5.08%, 06/01/06	500,000

	Total Time Deposits
	(Cost $879,078)	879,078

	Total Investments — 99.9%
	(Cost $11,383,237) *	11,383,237
	Other Assets in Excess of Liabilities — 0.1%	14,892

	Net Assets — 100.0%	$11,398,129

Percentages indicated are based on net assets.

Abbreviations:
*	The cost of securities is substantially the same for federal income tax purposes.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deem illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(n)	The rate shown is the effective yield at the date of purchase.
AMBAC	American Municipal Bond Assurance Corp.
FRN	Floating Rate Note.
GO	General Obligation Bond
LIQ	Liquidity Agreement
Rev.	Revenue Bond
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Agency Securities — 51.4%
	Federal Farm Credit Bank
150,000	FRN, 4.89%, 06/01/06	149,938
100,000	FRN, 5.01%, 06/01/06	99,963
100,000	FRN, 5.03%, 06/01/06	99,986
50,000	FRN, 5.05%, 06/01/06	49,998
	Federal Home Loan Bank System
250,000	3.13%, 06/07/06	249,271
11,130	3.25%, 07/21/06	11,119
116,750	4.00%, 08/18/06	116,750
70,970	4.63%, 01/30/07	70,891
50,000	4.75%, 02/02/07	49,981
325,000	4.97%, 06/21/06	324,957
550,000	FRN, 5.02%, 08/10/06	549,747
450,000	FRN, 4.72%, 06/08/06	449,821
450,000	FRN, 4.81%, 6/22/06	449,879
419,000	FRN, 4.84%, 6/29/06	418,847
250,000	FRN, 5.04%, 08/02/06	249,975
	Federal Home Loan Mortgage Corp.
26,900	2.63%, 07/21/06	26,852
11,000	2.63%, 08/17/06	10,969
85,797	2.75%, 08/15/06	85,463
178,000	2.88%, 12/15/06	176,195
155,000	DN, 4.49%, 09/29/06 (n)	152,804
100,000	DN, 4.92%, 09/12/06 (n)	98,627
87,000	DN, 4.93%, 09/19/06 (n)	85,721
50,000	DN, 5.11%, 12/28/06 (n)	48,560
150,168	DN, 5.11%, 12/29/06 (n)	145,824
96,000	DN, 5.24%, 05/01/07 (n)	91,565
685,000	FRN, 4.78%, 06/17/06	684,611
400,000	FRN, 4.80%, 06/19/06	399,877
1,095,000	FRN, 4.80%, 06/22/06	1,094,593
300,000	FRN, 4.83%, 06/27/06	299,898
600,000	FRN, 4.88%, 07/06/06	599,777
847,000	FRN, 4.94%, 06/27/06	846,479
	Federal National Mortgage Association
155,500	2.75%, 02/06/07	153,470
50,070	3.25%, 07/12/06	50,033
100,000	4.00%, 08/18/06	100,000
100,000	DN, 4.96%, 02/23/07 (n)	96,492
100,000	DN, 4.97%, 09/27/06 (n)	98,410
55,000	DN, 5.07%, 07/10/06 (n)	54,700
300,000	FRN, 4.81%, 06/22/06	299,901
594,000	FRN, 4.95%, 06/07/06	593,900

	Total U.S. Government Agency Securities (Cost $9,635,844)	9,635,844

	Repurchase Agreements — 48.7%
3,300,000	Barclays Capital, Inc., 5.05%, dated 05/31/06, due 06/01/06, repurchase price $3,300,463, collateralized by U.S. Government Agencies with a value of $3,366,000	3,300,000
200,000	Barclays Capital, Inc., 5.06%, dated 05/31/06, due 06/01/06, repurchase price $200,028, collateralized by U.S. Government Agencies with a value of $204,004 (m)	200,000

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000,000	Citigroup, Inc., 5.05%, dated 05/31/06, due 06/01/06, repurchase price $1,000,140, collateralized by U.S. Government Agencies with a value of $1,018,211	1,000,000
194,942	Goldman Sachs & Co., 4.70%, dated 05/31/06, due 06/01/06, repurchase price $194,967, collateralized by US Government Securities with a value of $ 198,841	194,942
600,000	Goldman Sachs & Co., 5.04%, dated 05/31/06, due 06/01/06, repurchase price $600,084, collateralized by U.S. Government Agencies with a value of $612,000	600,000
352,719	Goldman Sachs & Co., 5.04%, dated 05/31/06, due 06/01/06, repurchase price $352,768, collateralized by U.S. Government Agencies with a value of $ 359,773	352,719
3,500,000	UBS Securities LLC, 5.05%, dated 05/31/06, due 06/01/06, repurchase price $3,500,491, collateralized by U.S. Government Agencies with a value of $3,572,608	3,500,000

	Total Repurchase Agreements (Cost $9,147,661)	9,147,661

	Investments of Cash Collateral for Securities Loaned — 0.0% (g)
	Repurchase Agreements — 0.0%(g)
445	Bank of America Securities LLC, 5.07%, dated 05/31/06, due 6/01/06, repurchase price $445, collateralized by U.S. Government Agency Mortgages	445
400	Bear Stearns & Co., Inc., 5.06%, dated 05/31/06, due 6/01/06, repurchase price $400, collateralized by U.S. Government Agency Mortgages	400
400	Lehman Brothers, Inc., 5.07%, dated 05/31/06, due 6/01/06, repurchase price $400, collateralized by U.S. Government Agency Mortgages	400
400	Morgan Stanley & Co., Inc., 5.08%, dated 05/31/06, due 6/01/06, repurchase price $400, collateralized by U.S. Government Agency Mortgages	400
400	UBS Securities LLC, 5.07%, dated 05/31/06, due 6/01/06, repurchase price $400, collateralized by U.S. Government Agency Mortgages	400

	Total Investments of Cash Collateral for Securities Loaned (Cost $2,045)	2,045

	Total Investments — 100.1% (Cost $18,785,550)*	18,785,550
	Liabilities in Excess of Other Assets — (0.1)%	(15,603)

	Net Assets — 100.0%	$18,769,947

Percentages indicated are based on net assets.

Abbreviations:

*	The cost of securities is substantially the same for federal income tax purposes.

(g)	Amount rounds to less than 0.1%.

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

DN	Discount Note

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2006.

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 11.5%
	California — 1.4%
7,000	California Infrastructure & Economic Development Bank, Salvation Army Western, LOC: Bank of America N.A., 3.40%, 11/13/06	7,000
	Los Angeles County Metropolitan Transportation Authority, Sales Tax
4,000	LOC: BNP Paribas, 3.61%, 09/01/06	4,000
2,000	LOC: BNP Paribas, 3.63%, 08/01/06	2,000
17,000	San Jose Financing Authority, LOC: State Street Bank & Trust Co., 3.61%, 07/31/06	17,000

		30,000

	Florida — 0.8%
	City of Cape Coral,
8,400	LOC: Bank of America N.A., 3.55%, 08/04/06	8,400
6,900	LOC: Bank of America N.A., 3.66%, 06/14/06	6,900
2,500	Florida Local Government Finance Community, 3.60%, 06/12/06	2,500

		17,800

	Indiana — 1.6%
34,000	Indiana Development Finance Authority, Solid Waste-Pure Air, AMT, LOC: Landesbank Hessen Theurigen, 3.30%, 06/02/06	34,000

	Maryland — 0.9%
19,460	Maryland State Health & Higher Educational Facilities Authority, John Hopkins University, Series A, 3.60%, 07/07/06	19,460

	Michigan — 1.7%
11,420	Michigan State Building Authority, Multi-Family Housing, Series A, LOC: Bank of New York, State Street Bank & Trust Co., 3.48%, 06/08/06	11,420
6,000	Michigan State Housing Authority, Multi-Family Housing, Series A, LOC: Landesbank Hessen Thueringen, 3.60%, 06/06/06	6,000
17,100	State of Michigan, LOC: UBS AG, 3.55%, 07/17/06	17,100
2,665	University of Michigan, Series F, 3.57%, 06/09/06	2,665

		37,185

	Nevada — 0.7%
15,000	Las Vegas Valley Water District, LOC: Westdeutsche Landesbank, 3.60%, 07/07/06	15,000

	Ohio — 2.2%
	Cuyahoga County Health, Cleveland Clinic,
11,000	LIQ: Bank of America N.A., 3.65%, 11/06/06	11,000
4,200	LIQ: Bank of America N.A., 3.67%, 08/01/06	4,200
	Ohio State University,
22,870	3.43%, 06/01/06	22,870
5,000	3.55%, 06/15/06	5,000
3,000	3.60%, 07/12/06	3,000

		46,070

	Tennessee — 0.7%
14,425	State of Tennessee, 3.30%, 06/08/06	14,425

	Texas — 1.4%
10,000	Texas Department of Transportation, Municipal Paper, LIQ: State Street Bank & Trust Co., 3.45%, 06/01/06	10,000
	Texas Public Finance Authority
8,000	3.25%, 06/02/06	8,000
12,400	3.61%, 08/01/06	12,400

		30,400

	Washington — 0.1%
1,500	Metropolitan Washington Airports Authority, LOC: Bank of America N.A., 3.70%, 11/01/06	1,500

	Total Commercial Paper (Cost $245,840)	245,840

	Daily Demand Notes — 17.8%
	Alaska — 0.9%
18,500	City of Valdez, BP Pipelines Project, Marine, Series B, Rev., VAR, 3.53%, 06/01/06	18,500

	California — 0.9%
	California Housing Finance Agency, Multi-Family Housing,
6,675	Series A, Rev., VAR, LIQ: Helaba, 3.60%, 06/01/06	6,675
4,360	Series C, Rev., VAR, AMT, 3.55%, 08/01/06	4,360
7,400	Regional Airports Improvement Corp., Los Angeles International Airport, Rev., VAR, LOC: Societe Generale, 3.64%, 06/01/06	7,400

		18,435

	Indiana — 0.0% (g)
380	City of Whiting, Environmental Facilities, Amoco Oil Co. Project, Rev., VAR, 3.60%, 06/01/06	380

	Kentucky — 1.8%
39,110	Louisville & Jefferson County, Regional Airport Authority, UPS Worldwide Forwarding, Series A, Rev., VAR, AMT, 3.58%, 06/01/06	39,110

	Louisiana — 1.9%
18,150	City of Plaquemines Parish, Enviromental Facilities, BP Exploration & Oil Project Rev., VAR, AMT, 3.60%, 06/01/06	18,150
23,400	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VAR, AMT, 3.62%, 06/01/06	23,400

		41,550

	Michigan — 2.3%
	Michigan State Hospital Finance Authority, Trinity Health Credit
1,935	Series E, Rev., VAR, LIQ: Bank of Nova Scotia, 3.55%, 06/01/06	1,935
710	Series F, Rev., VAR, LIQ: Bank of Nova Scotia, 3.53%, 06/01/06	710

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

800	Series H, Rev., VAR, LIQ: Bank of Nova Scotia, 3.53%, 06/01/06	800
43,500	Michigan State Housing Development Authority, Series A, Rev., VAR, AMT, INS: FSA, 3.63%, 06/01/06	43,500
1,300	University of Michigan, Medical Services Plan, Series A-1, Rev., VAR, 3.55%, 06/01/06	1,300

		48,245

	Nevada — 0.2%
3,900	Clark County, IDR Cogeneration Association, Project 2, Series 2, Rev., VAR, AMT, LOC: ABN AMRO Bank N.V., LIQ: State Street Bank & Trust Co., 3.60%, 06/01/06	3,900

	New Mexico — 0.2%
4,700	City of Hurley, Pollution Control, Kennecott Santa Fe, Rev., VAR, AMT, 3.53%, 06/01/06	4,700

	New York — 0.5%
11,625	New York City, Metropolitan Transportation Authority, Series G, Rev., VAR., LOC: BNP Paribas, 3.54%, 06/01/06	11,625

	Ohio — 3.5%
14,985	Ohio Air Quality Development Authority, Pollution Control, Series C, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.53%, 06/01/06	14,985
7,900	Ohio State Water Development Authority, First Energy Generation Corp., Series A, Rev., VAR, LOC: Barclays Bank plc, 3.58%, 06/01/06	7,900
19,200	Ohio State Water Development Authority, Solid Waste, Ohio Edison Co. Project, Series 1998-BP, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.58%, 06/01/06	19,200
1,225	State of Ohio, Higher Education Facilities, Case Western Reserve, Series A, Rev., VAR, LIQ: Landesbank Hessen Thueringen, 3.53%, 06/01/06	1,225
1,600	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Series 2002-BP, Rev., VAR, AMT, 3.58%, 06/01/06	1,600
15,845	State of Ohio, Solid Waste, BP Exploration & Oil Project Rev., VAR, AMT, GTY: BP North America, 3.58%, 06/01/06	15,845
7,710	Series 2002B-BP, Rev., VAR, AMT, GTY: BP North America, 3.58%, 06/01/06 State of Ohio, Solid Waste, BP Products North America	7,710
795	Rev., VAR, AMT, GTY: BP North America, 3.58%, 06/01/06	795
2,360	Series 2002B-BP, Rev., VAR, AMT, GTY: BP North America, 3.58%, 06/01/06	2,360
1,985	Trumbull County, Lutheran Valley, Health Care, Shepherd, INS: RADIAN, LIQ: Bank of America N.A., 3.51%, 06/01/06	1,985

		73,605

	Oregon — 0.8%
16,700	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VAR, SO, LOC: Bank of America N.A., 3.64%, 06/01/06	16,700

	Texas — 1.9%
8,600	Gulf Coast Waste Disposal Authority, Amoco BP Chemical Project, Series B, Rev., VAR, 3.60%, 06/01/06	8,600
21,200	Gulf Coast Waste Disposal Authority, Exxon Mobil Corp. Project, Series 97, Rev., VAR, AMT, LOC: BP North America, 3.54%, 06/01/06	21,200
10,000	Gulf Coast Waste Disposal Authority, Exxon Mobil Corp. Project, Rev., VAR, AMT, LOC: BP North America, 3.54%, 06/01/06	10,000

		39,800

	Virginia — 1.2%
	King George County IDA, Birchwood Power Partners
5,000	Rev.,VAR, AMT, LOC: Bank of Nova Scotia, 3.70%, 06/01/06	5,000
8,600	Series A, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 3.56%, 06/01/06	8,600
5,400	Series A, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 3.70%, 06/01/06	5,400
2,400	Series B, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 3.56%, 06/01/06	2,400
4,200	Series B, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 3.70%, 06/01/06	4,200

		25,600

	Washington — 1.2%
15,700	Port Bellingham Industrial Development Corp., Atlantic Richfield Project, Rev., VAR, 3.60%, 06/01/06	15,700
10,400	Port Bellingham Industrial Development Corp., BP West Coast Products LLC, Rev., VAR, LIQ: Bank of America N.A., 3.60%, 06/01/06	10,400

		26,100

	Wyoming — 0.5%
7,200	Lincoln County, Pollution Control, Exxon Project, Series B, Rev., VAR, 3.60%, 06/01/06	7,200
2,500	Sublette County, Pollution Control, Exxon Project, Series A, Rev., VAR, 3.55%, 06/01/06	2,500

		9,700

	Total Daily Demand Notes (Cost $377,950)	377,950

	Monthly Demand Notes — 0.5%
	Oklahoma — 0.5%
10,285	Canadian County Home Finance Authority, Single Family Housing, Series A, VAR, AMT, 5.05%, 06/25/06 (Cost $10,285)	10,285

	Municipal Notes & Bonds — 12.4%
	California — 3.1%
15,000	California Community College Financing Authority, Series A, Rev., INS: FSA, 4.00%, 06/30/06	15,016
2,000	California School Cash Reserve Program Authority, Series A, Rev., 4.00%, 07/06/06	2,003
	Federal Home Loan Mortgage Corp., Multi-Family VRD Certificates
11,949	Series 2003-M002, Class A, VAR, AMT, 3.62%, 06/05/06	11,949
10,786	Series M008, Class A, VAR, AMT, 3.62%, 06/01/06	10,785
25,000	Sacramento County, Series A, Rev., TRAN, 4.00%, 07/10/06	25,038

		64,791

	Idaho — 0.5%
10,000	State of Idaho, GO, TAN, 4.00%, 06/30/06	10,010

	Indiana — 1.4%
17,000	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Rev., VAR, 1.00%, 11/1506	17,000
12,900	Indiana Housing & Community Development Authority, Series A-2, Rev., VAR, INS: GNMA/FNMA COLL, 3.55%, 09/29/06	12,900

		29,900

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Iowa — 0.5%
10,000	Iowa State School Cash Anticipation Program, Series B, Rev., VAR, LIQ: FSA, 4.50%, 01/26/07	10,082

	Kentucky — 0.3%
7,500	Kentucky Asset Liability Commission, Series A, Rev., TRAN, 4.00%, 06/28/06	7,507

	Michigan — 1.6%
12,000	City of Detroit, Sewer Disposal, Second Lien, Series E, Rev., VAR, INS: FGIC, 3.00%, 10/03/06	12,000
3,000	Michigan State Hospital Finance Authority, Ascension, Series B, Rev., VAR, 3.21%, 06/01/06	3,000
20,000	State of Michigan, Series A, GO, 4.50%, 09/29/06	20,079

		35,079

	New Jersey — 0.9%
20,000	State of New Jersey, Rev., TRAN, 4.50%, 06/23/06	20,016

	Ohio — 1.6%
16,445	City of Stow, Various Purpose, BAN, 4.50%, 05/10/07	16,567
	University of Cincinnati
5,000	BAN, 4.50%, 01/25/07	5,038
11,965	Series C, BAN, 4.50%, 03/28/07	12,056

		33,661

	Pennsylvania — 0.6%
12,500	City of Philadelphia, Series A, GO, TRAN, 4.00%, 06/30/06	12,512

	Puerto Rico — 0.5%
10,000	Commonwealth of Puerto Rico, TRAN, LOCs: Bank of Nova Scotia, Citibank N.A., BNP Paribas, Dexia, Fortis Bank, Royal Bank of Scotland, State Street Bank & Trust, 4.50%, 07/28/06	10,020

	Texas — 1.2%
25,000	State of Texas, GO, TRAN, 4.50%, 08/31/06	25,090

	Utah — 0.2%
5,000	Davis County School District, GO, TAN, 4.00%, 06/30/06	5,005

	Total Municipal Notes & Bonds (Cost $263,673)	263,673

	Weekly Demand Notes — 58.2%
	Alabama — 0.3%
7,225	Alabama Housing Finance Authority, Multi-Family Housing, Series F17J, Rev., VAR, AMT, LIQ: Lehman Liquidity Co., LOC: Lehman Liquidity Co., 3.41%, 06/01/06	7,225

	Arizona — 2.4%
25,190	Phoenix Civic Improvement Corp., Series 1122, Rev., VAR, INS: MBIA, LIQ: Morgan Stanley Municipal Funding, 3.40%, 06/02/06	25,190
	Scottsdale Industrial Development Authority, Scottsdale Healthcare
10,475	Series C, Rev., VAR, INS: FSA, LIQ: Citibank N.A., 3.23%, 06/07/06	10,475
14,525	Series E, Rev., VAR, INS: FSA, LIQ: Citibank N.A., 3.23%, 06/07/06	14,525

		50,190

	Arkansas — 0.6%
3,130	Arkansas Development Finance Authority, Semco, Inc. Project, Rev., VAR, AMT, LOC: Bank of America N.A., 3.57%, 06/03/06	3,130
8,500	Osceola Solid Waste District, Plum Point Energy Association LLC Project, Rev.,VAR, LOC: Credit Suisse First Boston, 3.51%, 06/05/06	8,500

		11,630

	California — 2.9%
4,200	Abag Financial Authority for Nonprofit Corps., Multi-Family Housing, Paragon Apartments, Series C, GO, LOC: Comerica Bank, 3.50%, 06/02/06 (m)	4,200
8,000	California Statewide Communities Development Authority, Northwest Gateway Apartments, Series C, Rev., VAR, AMT, LOC: Bank of America N.A., 3.50%, 06/03/06	8,000
20,200	Charter Mac Floater Certificate Trust I, Series CAL-1, Rev., VAR, AMT, INS: MBIA, LIQ: Bayerische Landesbank, 3.50%, 06/05/06	20,200
12,540	Golden State Tobacco Securitization Corp., Series 8Z, Rev., VAR, INS: AMBAC, 3.53%, 06/01/06	12,540
10,832	Federal Home Loan Mortgage Corp., Multi-Family VRD Certificates, Series 2003-M001, Class A, FRN, AMT, GTY: FHLMC, 3.57%, 06/05/06	10,832
7,000	Municipal Securities Trust Certificates, Series 3001, Class A, Rev., VAR, INS: MBIA, LIQ: Bear Stearns Capital Markets, 3.32%, 06/07/06	7,000

		62,772

	Colorado — 5.1%
1,100	City of Colorado Springs, YMCA of Pikes Peak Regular Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.48%, 06/01/06	1,100
4,930	City of Erie, Finance Corp., COP, VAR, LOC: Keybank N.A., 3.27%, 06/01/06	4,930
2,000	Colorado Housing & Finance Authority, Multi-Family Housing, Series A, Rev., VAR, LOC: Wells Fargo N.A., 3.48%, 06/01/06	2,000
	Colorado Housing & Finance Authority, Single Family Mortgage
23,200	Series A2, Rev., VAR, AMT, LIQ: Dexia Public Finance Bank, 3.33%, 06/06/06	23,200
10,000	Series A3, Rev., VAR, AMT, LIQ: Dexia Public Finance Bank, 3.33%, 06/05/06	10,000
	Denver City & County Airport
12,600	Series A, Rev., VAR, AMT, INS: CIFG, LIQ: Bayerische Landsbank, 3.25%, 06/05/06	12,600
8,500	Series B, Rev., VAR, AMT, INS: CIFG, LIQ: Bayerische Landsbank, 3.26%, 06/05/06	8,500
9,400	Series C, Rev., VAR, AMT, LOC: Societe Generale, 3.25%, 06/02/06	9,400
10,820	Denver City & County, Merlots, Series A-61, Rev., VAR, INS: FGIC, LIQ: Wachovia Bank N.A., 3.30%, 06/01/06	10,820
7,000	Denver City & County, Wellington E Web, Series 2003-C3, COP, VAR, INS: AMBAC, LIQ: Dexia Public Finance Bank, 3.21%, 06/02/06	7,000
3,500	Harvest JCT Metropolitan District, Rev., VAR, LOC: U.S. Bank N.A., 3.47%, 06/01/06	3,500
	Public Highway Authority
2,961	Series E-470, Rev., VAR, INS: MBIA, LIQ: Goldman Sachs, 3.54%, 06/07/06	2,961
6,740	Series E-470, Rev., VAR, INS: MBIA, LIQ: Goldman Sachs, 3.54%, 09/01/06	6,740

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,690	Westminster Economic Development Authority, Mandalay Gardens Urban, Rev., VAR, LOC: Depfa Bank plc, 3.48%, 06/03/06	5,690

		108,441

	Delaware — 0.3%
5,600	New Castle County, Housing, Fairfield English Project Village, Rev., VAR, AMT, INS: FNMA, LIQ: FNMA, 3.53%, 06/02/06	5,600

	District of Columbia — 1.1%
2,125	District of Columbia, Housing Finance Agency, Series 2005-G, Rev., VAR, INS: MBIA, LIQ: Goldman Sachs, 3.60%, 06/07/06	2,125
7,350	District of Columbia, Multi Modal American Unveresity, Rev., VAR., 3.20%, 06/01/06	7,350
8,835	Metropolitan Washington, D.C. Airports Authority, STARS, Series 2006-148, Rev., VAR, INS: MBIA, LIQ: BNP Paribas, 3.54%, 10/01/06	8,835
5,800	Metropolitan Washington, D.C. Airports Authority, TOCS, Series E, Rev., VAR, INS: MBIA, LIQ: Goldman Sachs, 3.54%, 06/03/06	5,800

		24,110

	Florida — 3.1%
11,700	City of Lakeland, Energy System, Series A, Rev., VAR, 3.25%, 06/02/06	11,700
21,686	Clipper Tax-Exempt Certificate Trust, Series 2005-40, Rev., VAR, AMT, 3.55%, 06/05/06	21,686
11,000	Highlands County, Health Facilities Authority, Adventist Health System, Series C, Rev., VAR, 3.49%, 06/07/06	11,000
4,930	North Broward Hospital District, Series B, Rev., VAR, INS: CIFG, 3.22%, 06/04/06	4,930
5,900	Orlando & Orange County Expressway Authority, Sub-Series B-2, Rev., VAR, INS: AMBAC, 3.42%, 06/02/06	5,900
4,855	Palm Beach County Housing Development Corp., Caribbean Villas, Rev., VAR, AMT, INS: FNMA COLL, 3.53%, 06/01/06	4,855
5,500	Palm Beach County, Zoological Society, Inc., Project, Rev.,VAR, AMT, LOC: Northern Trust Co., 3.52%, 06/05/06	5,500

		65,571

	Illinois — 2.0%
7,470	Chicago Board of Education, Merlots, Series A47, GO, VAR, INS: FGIC, 3.25%, 06/02/06	7,470
10,000	Chicago O’Hare International Airport, Merlots, Series 2001-B6, Rev., VAR, AMT, INS: AMBAC, 3.32%, 06/06/06	10,000
2,871	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VAR, AMT, LOC: Societe Generale, 3.26%, 06/06/06	2,871
5,000	City of Carol Stream, Multi-Family Housing, Charles Square, Rev., VAR, INS: FNMA COLL, 3.36%, 06/06/06	5,000
7,400	Illinois Housing Development Authority, Housing Pheasant Ridge/Hunter, Rev., VAR, AMT, LOC: ABN AMRO Bank N.V., 3.54%, 06/06/06	7,400
6,610	Metropolitan Pier & Exposition Authority, Series PZ-44, Rev., VAR, INS: FSA, LIQ: Merrill Lynch Capital Services, 3.55%, 06/07/06	6,610
2,930	Will & Kankakee County Regional Development Authority, Realty, Series A, Rev., VAR, LOC: PNC Bank N.A., 3.59%, 6/05/06	2,930

		42,281

	Indiana — 2.0%
6,500	City of Hammond, Sewer & Solid Waste, Cargill, Inc. Project, Rev., VAR, AMT, 3.29%, 06/03/06	6,500
1,900	City of Indianapolis EDR, Roth Co., Inc., Project, Series 1999, Rev., VAR, AMT, LOC: Comerica Bank, 3.68%, 06/07/06	1,900
900	City of Jasper, EDR, Best Charis, Inc., Project, Rev., VAR, AMT, LOC: PNC Bank Kentucky, Inc., 3.55%, 06/05/06	900
7,500	City of Marion, Wesleyan University Project, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/07/06	7,500
3,565	Indiana Health Facility Financing Authority, Mary Sherman Hospital, Series 98, Rev., VAR, LOC: Fifth Third Bank, 3.50%, 06/03/06	3,565
	Indianapolis Local Public Improvement Bond Bank, Water Works Project
3,810	Series H, Rev., VAR, AMT, INS: MBIA, 3.47%, 06/06/06	3,810
8,000	Series Z7, Rev., VAR, INS: AMBAC, LIQ: Goldman Sachs, 3.54%, 06/01/06	8,000
9,575	Vanderburgh County, Multi-Family Housing, Arbors Apartment Project, Rev., VAR, AMT, LOC: ABN AMRO Bank N.V., 3.54%, 06/02/06	9,575

		41,750

	Iowa — 0.7%
14,910	Iowa Finance Authority, Private School Facilities, Regis School, Rev., VAR, LOC: Allied Irish Bank plc, 3.53%, 06/06/06	14,910

	Kansas — 0.3%
5,365	City of Independence, Limited Obligation, Matcor Metals, Inc. Project, Series A, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/05/06	5,365

	Louisiana — 0.3%
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VAR, 3.28%, 06/06/06	6,250

	Maryland — 1.1%
4,515	Carroll County, Fairhaven & Copper Ridge, Series A, Rev., VAR, LOC: Branch Banking & Trust, 3.49%, 06/07/06	4,515
15,000	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, LOC: Fifth Third Bank, 3.47%, 06/06/06	15,000
4,000	Montgomery County Housing Opportunities Commission, The Grand-Issue I, Rev., VAR, INS: FNMA, LIQ: FNMA, 3.29%, 06/05/06	4,000

		23,515

	Michigan — 4.3%
8,320	ABN AMRO Munitops Certificate Trust, Series 2004-44, GO, VAR, INS: MBIA, 3.50%, 06/04/06	8,320
3,070	City of Dearborn, Economic Development Corp., Limited Obligation, Henry Ford Village, Rev., VAR, LOC: Comerica Bank, 3.54%, 06/05/06	3,070
900	City of Detroit School District, Merlots, Series B-01, GO, VAR, INS: FGIC, LIQ: Wachovia Bank N.A., 3.27%, 06/03/06	900
8,025	City of Detroit, Sewer Disposal, Series PA-1183, Rev., VAR, INS: FSA, LIQ: Merrill Lynch Capital Services, 3.50%, 06/01/06	8,025
3,430	Kenowa Hills Public Schools, Series PT-2552, GO, VAR, INS: FGIC, LIQ: Merrill Lynch Capital Services, 3.50%, 06/06/06	3,430

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

600	Michigan Higher Education Student Loan Authority, Series XII-B, Rev., VAR, INS: AMBAC, LIQ: Kredietbank, 3.27%, 06/03/06	600
3,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VAR, INS: FSA, LIQ: Morgan Stanley, 3.50%, 06/05/06	3,000
3,250	Michigan State Hospital Finance Authority, Southwestern Rehab Hospital, Rev., VAR, LIQ: Fifth Third Bank, 3.50%, 06/06/06	3,250
2,650	Michigan Strategic Fund, JEB Property LLC Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/04/06	2,650
2,630	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VAR, AMT, LOC: ABN AMRO Bank N.V., 3.53%, 06/01/06	2,630
1,250	Michigan Strategic Fund, Saginaw Products Corp. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/07/06	1,250
2,715	Michigan Strategic Fund, Sterling Die & Engineering, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/05/06	2,715
	State of Michigan
15,925	Series A, GO, VAR, LIQ: Lehman Liquidity Co., 3.26%, 06/07/06	15,925
4,575	Series PT-2754, Rev., VAR., INS: FSA, LIQ: Dexia Public Finance Bank, 3.50%, 06/06/06	4,575
3,520	University of Michigan, Hospital, Series A, Rev., VAR, 3.20%, 06/01/06	3,520
14,190	Wayne Charter County Airport, Detroit Metropolitan County, Series A, Rev., VAR, AMT, INS: AMBAC, LOC: Bayerische Landesbank, 3.25%, 06/04/06	14,190
12,275	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien, Rev., VAR, INS: FSA, LOC: Bayerische Landesbank, 3.49%, 06/02/06	12,275

		90,325

	Mississippi — 0.9%
8,305	Mississippi Development Bank, Series PT-1494, Rev., VAR, INS: FSA, 3.51%, 06/03/06	8,305
9,900	Mississippi Development Bank, SO, Gas Authority, Natural Gas Project, Rev., VAR, 3.50%, 06/07/06	9,900

		18,205

	Missouri — 1.5%
	Missouri Higher Education Loan Authority
15,000	Series A, Rev., VAR, INS: MBIA, 3.52%, 06/01/06	15,000
4,900	Series E, Rev., VAR, INS: MBIA, 3.53%, 06/01/06	4,900
5,525	Missouri Housing Development Commission, Single Family Mortgage, Certificates Macon Trust, Series 2002-K, Rev., VAR, AMT, INS: GNMA/FNMA, 3.55%, 06/03/06	5,525
6,630	Municipal Securities Trust Certificates, Series 2005-236, Class A, Rev., VAR, INS: AMBAC, LIQ: Bear Stearns Capital Markets, 3.32%, 06/03/06	6,630

		32,055

	Montana — 0.2%
4,870	Montana Board of Housing, Single Family Mortgage, Certificates Macon Trust, Series 2002-L, Rev., VAR, AMT, LOC: Bank of America N.A., 3.60%, 06/04/06	4,870

	Nebraska — 1.1%
3,500	American Public Energy Agency, Series A, Rev., VAR, 3.50%, 06/01/06	3,500
3,100	American Public Energy Agency, National Public Gas Agency Project, Series A, Rev., VAR, 3.50%, 06/02/06	3,100
17,500	Nebraska Investment Finance Authority, Single Family Housing Series B, Rev., VAR, INS: GNMA/FNMA/FHLMC, 3.31%, 06/01/06	17,500

		24,100

	New Jersey — 0.2%
4,280	New Jersey Enviromental Infrastructure Trust, Encap Golf Holdings LLC Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 06/06/06	4,280

	New York — 1.9%
10,000	Long Island Power Authority, Series PA-1150, Rev., VAR, INS: CIFG, LIQ: Merrill Lynch Capital Services, 3.50%, 06/05/06	10,000
	Metropolitan Transportation Authority
4,000	Series PA -1077, Rev., VAR, INS: FSA, LIQ: Merrill Lynch Capital Services, 3.50%, 06/02/06	4,000
7,175	Series PT-1547, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.50%, 06/02/06	7,175
10,000	New York City Housing Development Corp., Atlantic Court Apartments, Series A, Rev., VAR, AMT, INS: FHLMC, LIQ: FHLMC, 3.24%, 06/06/06	10,000
10,000	Tobacco Settlement Financing Authority, TOCS, Series D, Rev., VAR, LIQ: Goldman Sachs, 3.55%, 06/07/06	10,000

		41,175

	North Carolina — 1.2%
21,000	North Carolina Capital Facilities Finance Agency, NCA&T University Foundation Project, Series B, Rev., VAR, INS: RADIAN, LIQ: Wachovia Bank N.A., 3.53%, 06/07/06	21,000
4,075	North Carolina Eastern Municipal Power Agency, Series MT-99, Rev., VAR, INS: FGIC, LIQ: Bank Paribas, 3.50%, 06/02/06	4,075

		25,075

	Ohio — 7.1%
9,495	City of Lyndhurst, EDR, Hawken Schools, Series 2002, VAR, LOC: National City Bank, 3.48%, 06/01/06	9,495
2,640	Cuyahoga County, Health Care Facilities, Eliza Jennings Home Project, Rev., VAR, LOC: ABN AMRO Bank N.V., 3.49%, 06/02/06	2,640
2,000	City of Westlake, Health Care Facilities, Lutheran Home Project, Rev., VAR, LOC: National City Bank, 3.45%, 06/06/06	2,000
8,570	Franklin County Convention Facilities Authority, Series PT-3024, Rev., VAR, INS: AMBAC, LIQ: Merrill Lynch Capital Services, 3.50%, 06/01/06	8,570
905	Franklin County, Health Care Facilities, Friendship Village-Dublin, Series A, Rev., VAR, LOC: ABN AMRO Bank N.V., 3.48%, 06/02/06	905
3,800	Franklin County, Health Care Facilities, Presbyterian, Series B, Rev., VAR, LOC: National City Bank, 3.49%, 06/07/06	3,800
8,000	Franklin County, Ohio Health Corp., Franklin Hospital, Rev., VAR, INS: AMBAC, 3.22%, 06/07/06	8,000
5,495	Kent State University, General Receipts, Series 2001, Rev., VAR, INS: MBIA, LIQ: Dexia Public Finance Bank 3.28%, 06/06/06	5,495
5,320	Lake County, Hospital Facilities, Lake Hospital System, Inc., Series 2002, Rev., VAR, INS: RADIAN, LIQ: Bank of America N.A., 3.30%, 06/05/06	5,320
3,985	Mahoning County, Forum Health Obligation Group, Series B, Rev., VAR, LOC: Fifth Third Bank, 3.49%, 06/05/06	3,985
4,240	Miami County, Hospital Authority, Series PT-575, Rev., VAR, 3.56%, 06/02/06	4,240

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Ohio Housing Finance Agency, Residential Mortgage Backed,
7,500	Series B, Rev., VAR, AMT, LOC: Citibank, 3.28%, 06/01/06	7,500
10,000	Series F, Rev., VAR, AMT, LOC: Citibank, 3.29%, 06/01/06	10,000
10,000	Series F, Rev., VAR, AMT, LOC: Citibank, 3.29%, 06/07/06	10,000
3,050	Ohio State Water Development Authority, Pure Water, Series B, Rev., VAR, INS: MBIA, LIQ: State Street Bank & Trust Co., 3.21%, 06/05/06	3,050
15,000	Ohio State Water Development Authority, First Energy Project, Series 2005-B, Rev., VAR, LOC: Barclays Bank plc, 3.50%, 06/06/06	15,000
	Student Loan Funding Corp., Cincinnatti Student Loan
5,840	Series A-1, Rev., VAR, AMT, GTY: U.S. Department of Education Project, LIQ: Sallie Mae, 3.29%, 06/06/06	5,840
43,030	Series A-2, Rev., VAR, AMT, GTY: U.S. Department of Education Project, LIQ: Sallie Mae, 3.29%, 06/06/06	43,030
3,035	Warren County, EDA, Ralph J. Stolle Countryside, Rev., VAR, LOC: Fifth Third Bank, 3.49%, 06/02/06	3,035

		151,905

	Other Territory — 5.1%
2,910	ABN AMRO Munitops Certificate Trust, Greystone Multi-State, Series 2002-1, Rev., VAR, 3.63%, 06/04/06	2,910
	Charter Mac Floater Certificate Trust I
24,500	Series 3, Rev., VAR, AMT, INS: MBIA, LIQ: Bayerische Landesbank, 3.55%, 06/01/06	24,500
10,000	Series 4, Rev., VAR, AMT, INS: MBIA, 3.55%, 06/01/06	10,000
12,000	Series 5, Rev., VAR, AMT, INS: MBIA, LIQ: Bayerische Landesbank, 3.55%, 06/05/06	12,000
38,001	Clipper Tax-Exempt Certificate Trust, Series 2002-9 Weekly, COP, VAR, AMT, LIQ: State Street Bank & Trust Co., 3.62%, 06/02/06	38,001
8,925	Roaring Fork Municipal Products LLC, Multi-Famliy, Prestwick, Series 2001-10, Class A, Rev., VAR, AMT, LIQ: Bank of New York, 3.62%, 06/01/06	8,925
13,690	Roaring Fork Municipal Products LLC, Single Family Mortgage, Series 2001-7, Class A, Rev., VAR, AMT, LIQ: Bank of New York, 3.62%, 06/03/06	13,690

		110,026

	Pennsylvania — 3.6%
26,470	Delaware County Health Authority, Mercy Health System, Series PT-565, Rev., VAR, LOC: Westdeutsche Landsbank, 3.56%, 06/01/06	26,470
10,000	Lancaster County Hospital Authority, Willow Valley Project, Series A, Rev., VAR, INS: RADIAN, LIQ: Bank of America N.A., 3.49%, 6/02/06	10,000
3,700	Pennsylvania Economic Development Financing Authority, Fabtech, Inc. Project, Series D, VAR, AMT, LOC: PNC Bank N.A., 3.55%, 06/07/06	3,700
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VAR, AMT, LOC: PNC Bank N.A., 3.34%, 06/04/06	6,000
10,000	Pennsylvania Higher Education Assistance Agency, Series 2001-A, Rev., VAR, AMT, INS: AMBAC, LIQ: Lloyds, 3.32%, 06/05/06	10,000
19,585	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 83-B, Rev., VAR, AMT, 3.22%, 06/02/06	19,585

		75,755

	South Carolina — 0.6%
4,100	South Carolina Jobs & EDA, Episcopal Church Home, Rev., VAR, INS: RADIAN, LIQ: Wachovia Bank N.A., 3.51%, 06/01/06	4,100
	South Carolina State Housing Finance & Development Authority, Multi-Family Housing
3,830	Series 3305, Rev., VAR, 3.60%, 06/05/06	3,830
4,425	Series 3306, Rev., VAR, 3.60%, 06/05/06	4,425

		12,355

	Texas — 4.6%
4,000	Calhoun County Naval, IDA, Formosa Plastics Corp. Project, Rev., VAR, AMT, LOC: Bank of America N.A., 3.29%, 06/07/06	4,000
19,900	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VAR, AMT, INS: FSA, LIQ: Bank of America N.A., 3.27%, 06/07/06	19,900
4,800	Dallas Housing Finance Corp., Multi-Family Housing, Cherrycrest Villas Apartments, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.56%, 06/06/06	4,800
5,000	Eclipse Funding Trust, Series 2006-0056, Rev., VAR, INS: MBIA PSF GTD, LIQ: U.S. Bank N.A., 3.50%, 08/15/06	5,000
12,995	Harris County Housing Finance Corp., Multi-Family Housing, Series 3422, Rev., VAR, 3.60%, 06/01/06	12,995
6,800	Harris County Housing Finance Corp., Multi-Family Housing, Baypointe Apartments, Rev., VAR, AMT, LOC: Citibank N.A., 3.34%, 06/01/06	6,800
3,805	Montgomery County Housing Finance Corp., Multi-Family Housing, Series F1, LIQ: Lehman Liquidity LLC, 3.36%, 06/01/06	3,805
5,165	Nacogdoches County, Hospital District, Sales Tax, Merlots, Series A59, Rev., VAR, INS: AMBAC, LIQ: Wachovia Bank N.A. 3.25%, 06/01/06	5,165
8,615	Roaring Fork Municipal Products LLC, Waste Water, Series 2005-10, Class A, Rev., VAR, LIQ: Bank of New York, 3.55%, 06/06/06	8,615
6,195	State of Texas, Series 108, TRAN, VAR, LIQ; Merrill Lynch Capital Services, 3.55%, 06/01/06	6,195
6,725	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VAR, AMT, INS: FHLMC, LIQ: FHLMC, 3.30%, 06/05/06	6,725
15,000	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Harris Branch Apartments, Rev., VAR, LOC: Wachovia Bank N.A., 3.52%, 06/07/06	15,000

		99,000

	Utah — 0.5%
2,400	Jordanelle Special Service District, Tuhaye Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.48%, 06/06/06	2,400
8,400	Utah State Board of Regents, Student Loans, Series L, Rev., VAR, AMT, INS: AMBAC, 3.25%, 06/07/06	8,400

		10,800

	Washington — 1.2%
13,445	Port of Seattle, Merlots, Series B-04, Rev., VAR, AMT, INS: FGIC, LIQ: Wachovia Bank N.A., 3.32%, 06/03/06	13,445
2,000	Port of Seattle, Sub Lien, Rev., VAR, AMT, LOC: Fortis Bank, 3.25%, 06/07/06	2,000
10,595	Roaring Fork Municipal Products LLC, Seattle Municipal Light & Power, Series 2005-19, Class A, Rev., VAR, INS: FSA, LIQ Bank of New York, 3.55%, 06/07/06	10,595

		26,040

	West Virginia — 1.0%
10,800	Putnam County, Solid Waste Disposal, Toyota Motor Manufacturing Project, Series A, Rev., VAR, AMT, 3.25%, 06/07/06	10,800

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,725	Roaring Fork Municipal Products LLC, Series 2005-5, Class A, Rev., VAR, LIQ: Bank of New York, 3.55%, 06/07/06	10,725

		21,525

	Wisconsin — 0.6%
	Wisconsin Housing & Economic Development Authority
6,545	Series 2003-B, Rev., VAR, AMT, LIQ: State Street Bank & Trust Co., 3.28%, 06/05/06	6,545
5,690	Series 2005-C, Rev., VAR, AMT, LIQ: Lloyds, 3.28%, 06/01/06	5,690

		12,235

	Wyoming — 0.4%
8,600	City of Green River, Solid Waste Disposal, LP Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.73%, 06/05/06	8,600

	Total Weekly Demand Notes (Cost $1,237,936)	1,237,936

	Total Investments — 100.4% (Cost $2,135,684)	2,135,684
	Liabilities in Excess of Other Assets — (0.4)%	(7,828)

	Net Assets — 100.0%	$2,127,856

Percentages indicated are based on net assets.

Abbreviations:

(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
CIFG	Assurance North America, Inc.
COLL	Collateral
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTY	Guaranty
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PSF-GTD	Permanent School Fund Guaranteed
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SO	Special Obligation
STARS	Short Term Adjustable Rates
TAN	Tax Anticipation Note
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.
VRD	Variable Rate Demand

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.5%
	Municipal Bonds — 98.5%
	Colorado — 0.6%
3,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/19	1,606

	Florida — 0.7%
2,000	Miami-Dade County, Aviation, Miami International Airport, Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	2,066

	Massachusetts — 0.4%
1,000	Commonwealth of Massachusetts, Series A, GO, FSA, 5.00%, 03/01/15	1,045

	Michigan — 93.1%
1,625	Brighton Township Sanitation and Sewer Drainage District, GO, FSA, 5.25%, 04/01/09 (p)	1,693
	Caledonia Community Schools
2,300	GO, MBIA, Q-SBLF, 5.00%, 05/01/15	2,408
4,500	GO, MBIA, Q-SBLF, 5.85%, 05/01/07 (p)	4,591
1,475	GO, Q-SBLF, 5.75%, 05/01/10 (p)	1,583
1,250	Central Montcalm Public Schools, GO, MBIA, Q-SBLF, 5.90%, 05/01/09 (p)	1,325
	Charles Stewart Mott Community College, Building & Improvement
1,380	GO, FGIC, 5.40%, 05/01/10 (p)	1,464
1,775	GO, FGIC, 5.50%, 05/01/10 (p)	1,889
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, MBIA, 5.00%, 05/01/15	1,751
1,235	Charlevoix Public School District, GO, FSA, 5.75%, 05/01/09 (p)	1,305
1,150	Charlotte Public School District, GO, Q-SBLF, 5.25%, 05/01/09 (p)	1,199
3,075	Chelsea Economic Development Corp., United Methodist Retirement, Rev., 5.40%, 11/15/08	3,042
1,730	Chippewa County, Hospital Finance Authority, Series B, Rev., 5.63%, 11/01/07	1,748
2,500	Chippewa Hills School District, GO, FGIC, Q-SBLF, 5.30%, 05/01/09 (p)	2,610
1,000	Chippewa Valley School District, GO, Q-SBLF, 5.00%, 05/01/10	1,045
2,500	City of Battle Creek, Tax Allocation, MBIA, 5.00%, 05/01/08	2,553
	City of Detroit
2,570	Series A, GO, FSA, 5.25%, 04/01/09	2,684
1,500	Series A-1, GO, MBIA, 5.38%, 10/01/11	1,607
	City of Detroit, Capital Appreciation
5,000	Series A, Rev., FGIC, Zero Coupon, 07/01/13	3,717
1,500	Series A, Rev., FGIC, Zero Coupon, 07/01/17	904
2,000	City of Detroit, Sewer Disposal, Series B, Rev., MBIA, 6.00%, 07/01/10	2,164
1,800	City of Detroit, Wayne County Stadium Authority, Rev., FGIC, 5.50%, 02/01/17	1,855
3,000	City of Grand Haven, Electric, Rev., MBIA, 5.25%, 07/01/08	3,095
1,500	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	1,619
	City of Jackson, Capital Appreciation, Downtown Development
1,620	GO, FSA, Zero Coupon, 06/01/16	1,040
1,710	GO, FSA, Zero Coupon, 06/01/17	1,040
2,060	GO, FSA, Zero Coupon, 06/01/18	1,189
1,200	GO, FSA, Zero Coupon, 06/01/19	658
1,000	City of Port Huron, Series A, GO, MBIA, 5.25%, 10/01/08	1,038

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,500	City of Wyandotte, Electric, Rev., MBIA, 4.00%, 10/01/08	1,512
	Clarkston Community Schools
4,090	GO, AMBAC, Q-SBLF, 5.00%, 05/01/08 (m)	4,176
2,580	GO, AMBAC, Q-SBLF, 5.05%, 05/01/08	2,637
3,250	Dearborn Economic Development Corp., Oakwood Obligation Group, Series A, Rev., FGIC, 5.60%, 07/03/06	3,319
3,850	Detroit Local Development Finance Authority, Tax Increment, Series A, 5.38%, 05/01/07	3,891
2,075	East Grand Rapids Public School District, GO, FSA, Q-SBLF, 5.00%, 05/01/14	2,176
	East Lansing School District, School Building & Site
1,000	GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,061
2,580	GO, Q-SBLF, 5.75%, 05/01/10 (p)	2,769
1,645	Ecorse Public School District, GO, FGIC, Q-SBLF, 5.50%, 05/01/08 (p)	1,716
1,105	Emmet County Building Authority, GO, AMBAC, 5.00%, 05/01/13	1,168
4,675	Farmington Public School District, GO, Q-SBLF, 5.10%, 05/01/07 (p)	4,738
1,500	Ferris State University, Rev., AMBAC, 5.85%, 04/01/07 (p)	1,542
1,000	Fitzgerald Public School District, School Building & Site, Series B, Rev., GO, AMBAC, 5.00%, 11/01/14	1,042
2,000	Forest Hills Public Schools, GO, 5.25%, 05/01/10 (p)	2,110
1,000	Grand Blanc Community Schools, GO, FSA, Q-SBLF, 5.00%, 05/01/14	1,060
1,060	Grand Ledge Public Schools District, GO, FGIC, Q-SBLF, 5.00%, 05/01/15	1,108
1,370	Grand Rapids Building Authority, GO, AMBAC, 5.75%, 08/01/10	1,470
2,000	Harper Creek Community School District, GO, Q-SBLF, 5.50%, 05/01/11 (p)	2,155
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.38%, 05/01/11	2,832
1,515	Healthsource Saginaw, Inc., GO, MBIA, 5.00%, 05/01/15	1,586
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.00%, 11/01/13	1,693
1,000	Huron Valley School District, GO, FGIC, Q-SBLF, 5.88%, 05/01/07 (p)	1,020
	Jackson Public Schools
1,130	GO, FGIC, Q-SBLF, 5.60%, 05/01/10 (p)	1,207
1,405	GO, FGIC, Q-SBLF, 5.65%, 05/01/10 (p)	1,503
1,620	Jackson Public Schools, Building & Site, GO, FGIC, Q-SBLF, 5.00%, 05/01/14	1,699
1,390	Jenison Public Schools, GO, FGIC, 5.25%, 05/01/15	1,508
1,790	Lake Orion Community School District, Series A, GO, FGIC, Q-SBLF, 5.75%, 05/01/10 (p)	1,921
1,490	Lansing Community College, GO, FGIC, 4.00%, 05/01/08	1,499
1,250	Lansing Community College, Building & Site, GO, MBIA, 5.00%, 05/01/13	1,306
1,000	Lincoln Park School District, GO, FGIC, Q-SBLF, 5.00%, 05/01/07	1,009
1,330	Livingston County, Building Authority, GO, 5.80%, 07/01/08	1,363
	Lowell Area Schools, Capital Appreciation
5,000	GO, FGIC, Q-SBLF, Zero Coupon, 05/01/14	3,571
1,425	GO, FGIC, Q-SBLF, Zero Coupon, 05/01/16	919
1,670	Madison District Public Schools, GO, FGIC, Q-SBLF, 5.13%, 05/01/09 (p)	1,736
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation, Rev., GO OF INSTN, 5.50%, 12/01/10 (i)	1,213
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, GO OF UNIV, 5.50%, 09/01/11	1,329

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Michigan Higher Education Student Loan Authority
1,200	Series XII-T, Rev., AMT, AMBAC, 5.30%, 09/01/10	1,246
1,000	Series XVII-A, Rev., Adj., AMT, AMBAC, 5.75%, 12/01/06	1,021
1,500	Series XVII-F, Rev., AMT, AMBAC, 4.20%, 03/01/09	1,503
	Michigan Municipal Bond Authority, Clean Water Revolving Fund
3,250	Rev., 5.50%, 10/01/09 (p)	3,461
1,000	Rev., 5.75%, 10/01/09 (p)	1,073
2,500	Rev., 5.88%, 10/01/10 (p)	2,732
	Michigan Municipal Bond Authority, Drinking Water Revolving Fund
1,250	Rev., 5.00%, 10/01/14	1,320
2,500	Rev., 5.50%, 10/01/09 (p)	2,662
	Michigan Municipal Bond Authority, Local Government Lien Program
1,055	Series 4-A, Rev., AMBAC, 5.00%, 05/01/14	1,114
1,500	Series A, Rev., FGIC, 6.00%, 07/03/06	1,517
4,250	Michigan Municipal Bond Authority, School Loans, Rev., 5.25%, 12/01/08 (p)	4,448
1,570	Michigan Public Power Agency, Campbell Project, Series A, Rev., AMBAC, 4.00%, 01/01/10	1,584
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.25%, 01/01/12	1,327
	Michigan State Building Authority, Facilities Program
2,675	Series I, Rev., 5.25%, 10/15/09	2,792
1,250	Series I, Rev., FSA, 5.25%, 10/15/13	1,344
1,500	Michigan State Hospital Finance Authority, Rev., MBIA, 5.00%, 05/15/15	1,564
	Michigan State Hospital Finance Authority, Mercy Health Services
1,000	Series R, Rev., AMBAC, 5.38%, 08/15/06 (p)	1,013
3,795	Series U, Rev., 5.63%, 08/15/07 (m) (p)	3,913
6,875	Series W, Rev., FSA, 5.25%, 08/15/07 (m) (p)	7,055
2,590	Michigan State Hospital Finance Authority, Port Huron Hospital Obligations, Rev., FSA, 5.38%, 07/03/06	2,628
	Michigan State Housing Development Authority
1,310	Rev., GNMA COLL, 4.10%, 12/20/14	1,266
1,880	Rev., GNMA COLL, 4.60%, 12/20/14	1,825
	Michigan State Trunk Line
1,000	Rev., FSA, 5.25%, 11/01/20	1,101
1,340	Series A, Rev., 5.00%, 11/01/08	1,381
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.00%, 05/01/21	1,487
1,000	Michigan Strategic Fund, Waste Management, Rev., Adj., 4.50%, 12/01/13	994
2,750	Mount Pleasant School District, GO, AMBAC, Q-SBLF, 5.30%, 05/01/08 (p)	2,833
1,210	Newaygo Public Schools, GO, MBIA, Q-SBLF, 5.00%, 05/01/15	1,263
915	Northwestern Michigan College, Improvement, GO, FGIC, 5.60%, 10/01/09 (p)	969
150	Northwestern Michigan College, Unrefunded Balance, GO, FGIC, 5.60%, 10/01/09 (p)	158
2,050	Oakland County Economic Development Corp., Rev., LOC: First of America Bank, 5.63%, 06/01/07 (p)	2,130
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.00%, 11/01/08	2,577
1,670	Oakland University, Rev., AMBAC, 5.25%, 05/15/14	1,785
1,000	Otsego Public School District, School Building & Site, GO, FSA, Q-SBLF, 5.00%, 05/01/14	1,041
1,200	Paw Paw Public School District, GO, FGIC, Q-SBLF, 6.50%, 05/01/09	1,261
1,680	Pellston Public School District, Capital Appreciation, GO, FSA, Q-SBLF, Zero Coupon, 05/01/07 (p)	567
1,910	Pinckney Community Schools, GO, FSA, Q-SBLF, 5.00%, 05/01/14	1,996
3,900	Regional Transportation Authority, Series A, GO, MBIA, 5.75%, 07/01/14	4,359
	Rochester Community School District
1,000	GO, MBIA, Q-SBLF, 5.00%, 05/01/19	1,061
7,315	GO, MBIA, Q-SBLF, 5.25%, 05/01/07 (p)	7,424

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,015	GO, MBIA, Q-SBLF, 5.30%, 05/01/07 (p)	7,123
1,000	Rockford Public School District, GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,045
	South Lyon Community Schools, School Building & Site
1,375	GO, FGIC, 5.25%, 111/01/12	1,467
1,935	Series II, GO, FGIC, 5.00%, 05/01/15	2,023
2,675	South Macomb Disposal Authority, Rev., AMBAC, 5.38%, 09/01/10	2,823
1,500	South Redford School District, School Building & Site, GO, MBIA, Q-SBLF, 5.00%, 05/01/15	1,568
	Southfield Library Building Authority
3,010	GO, MBIA, 5.00%, 05/01/15	3,155
1,175	GO, MBIA, 5.30%, 05/01/10 (p)	1,242
3,100	Southfield Public Schools, School Building & Site, Series B, GO, FSA, Q-SBLF, 5.13%, 05/01/14	3,278
2,085	Southgate Community School District, GO, FGIC, Q-SBLF, 5.00%, 05/01/09 (p)	2,160
1,765	St. John’s Public School, GO, FGIC, Q-SBLF, 5.00%, 05/01/08	1,802
	State of Michigan
1,490	GO, 5.25%, 12/01/11	1,597
1,000	Rev., FSA, 5.25%, 05/15/21	1,100
2,000	State of Michigan, Partnership Certificates, COP, AMBAC, 5.50%, 06/01/10 (p)	2,128
1,285	Tawas City Hospital Finance Authority, St. Joseph Asset Guaranty, Rev., RADIAN-IBCC, 5.60%, 02/15/08 (p)	1,334
1,030	Tecumseh Public Schools, GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,092
	University of Michigan, Hospital
1,000	Rev., 5.00%, 12/01/10	1,045
6,000	Series A-1, Rev., 5.25%, 06/01/08	6,192
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.25%, 05/01/11	2,108
3,040	Wayland Union School District, GO, FGIC, Q-SBLF, 5.10%, 05/01/07	3,075
	Wayne Charter County, Airport
1,275	Series B, Rev., MBIA, 5.25%, 12/01/08	1,322
1,500	Series D, Rev., FGIC, 5.25%, 12/01/09	1,564
1,175	Wayne County, Sewer, Series B, GO, MBIA, 5.13%, 11/01/09	1,217
	Wayne State University
2,000	Rev., FGIC, 5.25%, 11/15/09	2,101
2,000	Rev., FGIC, 5.38%, 11/15/09	2,115
215	Wayne State University, Unrefunded Balance, Rev., AMBAC, 5.50%, 07/03/06	215
2,015	West Bloomfield School District, GO, FSA, 5.00%, 05/01/15	2,106
1,000	Western Michigan University, Rev., MBIA, 5.00%, 11/15/13	1,046
1,000	Willow Run Community Schools, GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,047
1,000	Zeeland Public Schools, GO, FGIC, 5.00%, 05/01/15	1,045

		265,310

	Puerto Rico — 1.2%
	Commonwealth of Puerto Rico
880	GO, 5.75%, 07/01/07	912
2,195	GO, MBIA, 6.25%, 07/01/12	2,473

		3,385

	Texas — 2.0%
3,000	Austin Independent School District, GO, PSF-GTD, 5.25%, 08/01/14	3,243
1,500	City of San Antonio, Water, Rev., MBIA, 5.00%, 05/15/15	1,564
1,000	Conroe Independent School District, Schoolhouse, Series C, GO, PSF-GTD, 5.00%, 02/15/15	1,043

		5,850

	Washington — 0.5%

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,500	City of Seattle, Water Systems, Rev., MBIA, 5.00%, 09/01/15	1,563

	Total Municipal Bonds (Cost $271,157)	280,825

Shares

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
2,594	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $2,594)	2,594

	Total Investments — 99.4% (Cost $273,751)	$283,419
	Other Assets In Excess Of Liabilities — 0.6%	1,591

	Net Assets — 100.0%	$285,010

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GNMA COLL	Government National Mortgage Association Collateral
GO	General Obligation
GO OF INSTN	General Obligation of Institution
GO OF UNIV	General Obligation of University
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN-IBCC	Radian Insured Bond Custodial Certificate
Rev.	Revenue Bond
XLCA	XL Capital Assurance

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,626
Aggregate gross unrealized depreciation	(958)

Net unrealized appreciation/depreciation	$9,668

Federal income tax cost of investments	$273,751

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 7.8%
	Michigan — 7.8%
1,500	Michigan State Building Authority, 3.48%, 06/08/06	1,500
5,000	Michigan State Housing Development Authority, 3.60%, 06/06/06	5,000
	Michigan State Housing Development Authority, Multi-Family,
1,900	Series A, GTY: Landesbank Hessen Thueringen, 3.20%, 06/07/06	1,900
5,000	Series A, LOC: Landesbank Hessen Thueringen, 3.55%, 07/17/06	5,000
1,800	University of Michigan, 3.57%, 06/09/06	1,800

	Total Commercial Paper (Cost $15,200)	15,200

	Daily Demand Notes — 4.2%
	Michigan — 4.2%
	Michigan State Hospital Authority, Trinity Health Credit
1,460	Series E, Rev., VAR, LIQ: Bank of Nova Scotia, 3.55%, 06/01/06	1,460
700	Series F, Rev., VAR, LIQ: Bank of Nova Scotia, 3.53%, 06/01/06	700
775	Michigan State Housing Development Authority, Series A, Rev., VAR, AMT, 3.63%, 06/01/06	775
1,200	Michigan State Housing Development Authority, Jackson Project, Rev., VAR, LOC: FHLB, 3.68%, 06/01/06	1,200
3,980	University of Michigan, Medical Services Plan, Series A-1, Rev., VAR, 3.55%, 06/01/06	3,980

	Total Daily Demand Notes (Cost $8,115)	8,115

	Monthly Demand Notes — 1.0%
	Michigan — 1.0%
1,900	Michigan State Job Development Authority, East Lansing Resident, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.70%, 06/02/06 (Cost $1,900)	1,900

	Municipal Notes & Bonds — 9.1%
	Michigan — 8.1%
4,000	City of Detroit, Sewer Disposal System, Second Lien, Series E, Rev., VAR, LIQ: FGIC, 3.00%, 10/03/06	4,000
3,255	City of Detroit, Water Supply System, Series PT-2587, Rev., VAR, INS: FGIC, 3.68%, 09/01/06	3,255
2,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VAR, INS: FSA Q-SBLF, LIQ: U.S. Bank N.A., 3.55%, 03/09/07	2,000
1,350	Muskegon Heights Public Schools, Student Aid Notes, 3.50%, 07/21/06	1,351
5,000	State of Michigan, Series A, GO, 4.50%, 09/29/06	5,020

		15,626

	Puerto Rico — 1.0%
2,000	Commonwealth of Puerto Rico, TRAN, Rev., LOC: Bank of Nova Scotia, Citibank, BNP Paribas, Dexia, Fortis Bank, Royal Bank of Canada, State Street, 4.50%, 07/28/06	2,004

	Total Municpial Notes & Bonds (Cost $12,375)	17,630

	Weekly Demand Notes — 77.6%
	Michigan — 77.6%
3,350	ABN AMRO Munitops Certificate Trust, Series 2006-1, Michigan Trust Certificate, Rev., AMT, GNMA-COLL, 3.59%, 09/20/06 (m)	3,350
1,500	ABN AMRO Munitops Certificate Trust, Grand Rapids Public Schools, Series 2004-44, GO, VAR, INS: MBIA , 3.50%, 06/04/06	1,500
2,495	City of Detroit, EDC, Merlots-A90-4/00, Rev., VAR, INS: AMBAC, 3.30%, 06/02/06	2,495
1,000	City of Kalamazoo, EDC, Heritage Project, Rev., VAR, LOC: Fifth Third Bank, 3.47%, 06/05/06	1,000
1,000	City of Kalamazoo, EDC, WBC Properties Ltd. Project, Rev., VAR, LOC: Old Kent Bank, 3.58%, 06/03/06	1,000
1,325	Comstock Park Public Schools, Series ROCS-RR-II-R 2178, GO, VAR, INS: FSA Q-SBLF, LIQ: Citigroup Global Markets, 3.51%, 06/04/06	1,325

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,575	Dearborn School District, P-FLOATS-PT-2641, GO, VAR, INS: FSA Q-SBLF, LIQ: Merrill Lynch Capital Services, 3.50%, 06/04/06	4,575
2,800	Delta County, EDC, Series PT-2317, Rev., VAR , 3.54%, 06/02/06	2,800
900	Detroit City School District, Series 2003-28, GO, VAR, INS: FGIC Q-SBLF, LIQ: BNP Paribas, 3.50%, 06/03/06	900
6,080	Detroit City School District, Merlots, Series B-01, GO, VAR, INS: FGIC Q-SBLF , 3.27%, 06/03/06	6,080
2,240	Detroit Sewer Disposal System, Merlots, Series B41, Rev., INS: FSA, 3.27%, 06/01/06	2,240
4,450	East Lansing School District, Municipal Securities Trust Receipts, Series SGA-114, GO, VAR, INS: Q-SBLF, LIQ: Societe Generale, 3.26%, 06/07/06	4,450
1,900	Grand Rapids, EDC, Limited Obligation, Cornerstone University, Rev., VAR, LOC: National City Bank, 3.48%, 06/03//06	1,900
2,555	Jackson County, EDC, Industrial Steel Treating Co. Project, Rev., VAR, LOC: Comerica Bank, 3.63%, 06/06/06	2,555
1,875	Kenowa Hills Public Schools, Series PT-2552, GO, VAR, INS: FGIC Q-SBLF, 3.50%, 06/06/06	1,875
3,500	Lenawee County Economic Development Corp., Siena Heights University Project, Rev., VAR, LOC: Fifth Third Bank, 3.47%, 06/01/06	3,500
	Michigan Higher Education Student Loan Authority
2,000	Series 1280, Rev., INS: AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.53%, 06/01/06	2,000
7,400	Series XII-B, Rev., VAR, INS: AMBAC , 3.27%, 06/03/06	7,400
6,205	Michigan Municipal Bond Authority, Series 397, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.50%, 06/04/06	6,205
3,470	Michigan State Building Authority, Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Salomon Smith Barney, 3.51%, 06/06/06	3,470
2,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VAR, INS: FSA, LIQ: Morgan Stanley, 3.50%, 06/05/06	2,000
	Michigan State Housing Development Authority,
1,115	Series A, Rev., AMT, VAR, INS: MBIA, LIQ: Landesbank Hessen-Theuringen, 3.51%, 06/01/06	1,115
2,000	Series C, Rev., VAR, INS: FSA, LIQ: Dexia Credit Local, 3.29%, 06/06/06	2,000
3,780	Michigan State Housing Development Authority, Multi-Family Housing, Weston, Series B, Rev., VAR, LOC: National City Bank, 3.58%, 06/05/06	3,780
975	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments, Rev., VAR, LOC: Bank of New York, 3.30%, 06/01/06	975
1,895	Michigan Strategic Fund, Series ROCS-RR-II-R 332, Rev., VAR, INS: XLCA-ICR, LIQ: Citibank N.A., 3.52%, 06/06/06	1,895
3,040	Michigan Strategic Fund, Artinian, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/06/06	3,040
1,490	Michigan Strategic Fund, Atmosphere Heat Treating, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/05/06	1,490
900	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Series 1997, Rev., VAR, AMT, LOC: ABN AMRO, 3.34%, 06/06/06	900
1,655	Michigan Strategic Fund, Custom Profile, Inc. Project, Series 2001, Rev., VAR, AMT, LOC: Firstar Bank, 3.63%, 06/01/06	1,655
485	Michigan Strategic Fund, Dennenlease LC Project, Rev., VAR, AMT, LOC: ABN AMRO, 3.62%, 06/05/06	485
2,180	Michigan Strategic Fund, DOU-FORM Acquisition Project, Series 2001, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.63%, 06/07/06	2,180
225	Michigan Strategic Fund, Ironwood Plastics, Inc. Project, Rev., VAR, AMT, LOC: First of America Bank, 3.62%, 06/02/06	225
2,000	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VAR, LOC: LaSalle Bank N.A., 3.53%, 06/01/06	2,000
2,800	Michigan Strategic Fund, Mans Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/01/06	2,800
2,085	Michigan Strategic Fund, Nicholas Plastics Project, Rev., VAR, AMT, LOC: Fifth Third Bank, 3.63%, 06/01/06	2,085
1,530	Michigan Strategic Fund, Petoskey Plastics, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/06/06	1,530
600	Michigan Strategic Fund, Pinnacle Molded Plastics, Rev., VAR, AMT, LOC: Michigan National Bank, 3.34%, 06/04/06	600
1,440	Michigan Strategic Fund, Pyper Products Corp. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/05/06	1,440
2,200	Michigan Strategic Fund, Quincy Strategic, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/02/06	2,200
2,100	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VAR, AMT, LOC: Firstar Bank, 3.63%, 06/01/06	2,100
3,145	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VAR, AMT, LOC: Sovereign Bank, 3.50%, 06/07/06	3,145

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,530	Michigan Strategic Fund, Scoclan II LLC Project, Series 1999, Rev., VAR, LOC: Standard Federal Bank, 3.56%, 06/01/06	3,530
3,000	Michigan Strategic Fund, Solid Waste, Grayling Generating Project, Rev., VAR, LOC: Barclays Bank New York, 3.25%, 06/07/06	3,000
860	Michigan Strategic Fund, Ultra Aluminum Manufacturing, Inc. Project, Rev., VAR, LOC: Fifth Third Bank, 3.56%, 06/02/06	860
1,600	Michigan Strategic Fund, Steketee Van Huis Project, Rev., VAR, LOC: Fifth Third Bank, 3.63%, 06/02/06	1,600
815	Michigan Strategic Fund, TIM Properties LLC Project, Rev., VAR, LOC: Huntington National Bank, 3.58%, 06/01/06	815
3,855	Milan Area Schools, GO, VAR, INS: Q-SBLF, LOC: Landesbank Hessen-Thueringen, 3.42%, 06/06/06	3,855
1,230	Oakland County, EDC, North America, Inc. Project, Rev., VAR, LOC: Comerica Bank, 3.63%, 06/06/06	1,230
2,900	Oakland County, EDC, V&M Corp. Project, Rev., VAR, LOC: Standard Federal Bank, 3.34%, 06/05/06	2,900
2,035	South Redford School District, Series 2928, GO, INS: Q-SBLF, LIQ: Merril Lynch Capital Services, 3.50%, 06/06/06	2,035
2,690	State of Michigan, Series PT-2754, Rev., VAR, INS: FSA, LIQ: Dexia Credit Local, 3.50%, 06/06/06	2,690
4,975	State of Michigan, Solid Waste Disposal Trust, Rev., VAR, AMT, LOC: Lehman Brothers, 3.41%, 06/01/06	4,975
6,575	State of Michigan, Trust Receipts, Rev., VAR, LOC: Lehman Brothers, 3.26%, 06/07/06	6,575
	Wayne Charter County Airport, Detroit Metropolitan County,
300	Series A, Rev., VAR, AMT, INS: FGIC, 3.27%, 06/03/06	300
2,520	Series B, Rev., VAR, AMT, INS: AMBAC, LOC: Helaba, 3.27%, 06/07/06	2,520
1,000	Series B, Rev., VAR, AMT, INS: AMBAC, LOC: Bayerische Landesbank, 3.25%, 06/04/06	1,000
1,300	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien, Series PT-2609, Rev., VAR, INS: FSA, LIQ: Merrill Lynch Capital Services, 3.49%, 06/02/06	1,300
2,625	Wayne Charter County, Floating Rate Receipts, Series SG-122, Rev., VAR, INS: MBIA, LIQ: Societe Generale, 3.50%, 06/06/06	2,625
	Wayne Country Airport Authority,
2,500	Series MT-115, Rev., VAR, INS: MBIA, LIQ: Svenska Handelsbanken, 3.55%, 06/01/06	2,500
2,150	Series SG-122, Rev., VAR, INS: MBIA, LIQ: Societe Generale, 3.53%, 06/01/06	2,150
3,525	Wyoming, Ace-Hi Displays, Inc. Project, Rev., VAR, AMT, LOC: Standard Federal Bank, 3.56%, 06/01/06	3,525

	Total Weekly Demand Notes (Cost $155,500)	150,245

	Total Investments — 99.7% (Cost $193,090)	$193,090
	Other Assets in Excess of Liabilities — 0.3%	666

	Net Assets (100%)	$193,756

Percentages indicated are based on net assets.

Abbreviations:

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
EDC	Economic Development Corporation
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance
GNMA COLL	Government National Mortgage Association Collateral
GO	General Obligation
GTY	Guaranty
INS	Insurance
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.
XLCA-ICR	XL Capital Assurance Insured Custodial Receipts

JPMorgan Ohio Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 7.2%
	Ohio — 7.2%
4,000	City of Cleveland, 3.65%, 11/06/06	4,000
	Ohio State University
2,775	3.43%, 06/01/06	2,775
3,000	3.55%, 06/15/06	3,000

	Total Commercial Paper (Cost $9,775)	9,775

	Daily Demand Notes — 2.6%
	Ohio — 2.6%
	State of Ohio, Solid Waste, BP Products North America
3,205	Rev., VAR, AMT, 3.58%, 06/01/06	3,205
410	Series 2002B-BP, Rev., VAR, AMT, GTY: BP North America, 3.58%, 06/01/06	410

	Total Daily Demand Notes (Cost $3,615)	3,615

	Municipal Notes & Bonds — 12.7%
	Ohio — 10.5%
3,837	City of Lakewood, BAN, GO, 3.50%, 06/15/06	3,838
2,500	City of Mayfield Heights, BAN, GO, 4.00%, 01/25/07	2,510
3,000	City of Stow, BAN, GO, 4.50%, 05/10/07	3,022
	University of Cincinnati
2,000	BAN, Rev., 4.50%, 01/25/07	2,015
3,000	Series C, BAN, Rev., 4.50%, 03/28/07	3,023

		14,408

	Puerto Rico — 2.2%
3,000	Commonwealth of Puerto Rico, TRAN, Rev., LOC: Bank of Nova Scotia, Citibank, BNP Paribas, Dexia, Fortis Bank, Royal Bank of Canada, State Street, 4.50%, 07/28/06	3,006

	Total Municipal Notes & Bonds (Cost $17,414)	17,414

	Weekly Demand Notes — 77.0%
	Ohio — 75.3%
2,000	ABN AMRO Munitops Certificate Trust, Series 2006-4, GO, VAR, INS: FSA, LOC: ABN Amro Bank N.V., 3.51%, 06/01/06	2,000
5,000	ABN AMRO Munitops Certificate Trust, Southwestern School District, Series 2001-7, Rev., VAR, INS: AMBAC, 3.51%, 06/02/06 (m)	5,000
500	City of Lyndhurst, EDR, Hawken Schools, Series 2002, Rev., VAR, LOC: National City Bank, 3.48%, 06/01/06	500
3,000	City of Westlake, Health Care Facilities, Lutheran Home Project, Rev., VAR, LOC: National City Bank, 3.45%, 06/06/06	3,000
2,000	City of Wooster, IDR, Allen Group, Inc., Series 1985, Rev., VAR, LOC: Wachovia Bank N.A., 3.24%, 06/01/06	2,000
	Cleveland Airport System
1,695	Series 1997-D, Rev., VAR, AMT, LOC: Westdeutsche Landesbank, 3.27%, 06/01/06	1,695
3,000	Series 2006-149, Rev., VAR, INS: FSA, LIQ: BNP Paribas, 3.54%, 07/01/06	3,000
2,000	Series PT-799, Rev., VAR., AMT, INS: FSA, LIQ: Merrill Lynch Capital Services, 3.55%, 06/06/06	2,000
1,500	Cleveland-Cuyahoga County Port Authority, Cultural Facilities, Playhouse Square Foundation Project, Rev., VAR, LOC: Fifth Third Bank, 3.47%, 06/01/06	1,500
2,100	Cuyahoga County, Gilmore Academy Project, Rev., VAR, LOC: Fifth Third Bank, 3.49%, 06/02/06	2,100
1,760	Cuyahoga County, Health Care Facilities, Eliza Jennings Home Project, Rev., VAR, LOC: ABN Amro Bank N.V., 3.49%, 06/02/06	1,760
1,375	Cuyahoga County, Health Care Facilities, Franciscan Communities, Series E, Rev., VAR, LOC: ABN Amro Bank N.V., 3.48%, 06/05/06	1,375
2,300	Cuyahoga County, Health Care Facilities, Jennings Center Older Project, Rev., VAR, LOC: Fifth Third Bank, 3.52%, 06/03/06	2,300
3,905	Franklin County, Franklin Hospital, Series ROCS-II-R-55, Rev., VAR, LIQ: Citigroup Global Markets, 3.51%, 06/02/06	3,905
990	Franklin County, Health Care Facilities, Friendship Village of Dublin, Series A, Rev., VAR, LOC: ABN Amro Bank N.V., 3.48%, 06/02/06	990
770	Franklin County, Health Care Facilities, Presbyterian, Series 2002-B, Rev, VAR, LOC: National City Bank, 3.49%, 06/07/06	770
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VAR, AMT, INS: FNMA, LIQ: FNMA, 3.53%, 06/05/06	5,550
900	Franklin County, Ohio Children’s Hospital, Series 2005-A, Rev., VAR, INS: FGIC, LIQ: National City Bank, 3.50%, 06/05/06	900
2,000	Franklin County, OhioHealth Corp., Rev., VAR, INS: AMBAC, 3.22%, 06/07/06	2,000
1,500	Hamilton County, Hospital Facilities, Children’s Hospital Medical Center, Series 1997-A, Rev., VAR, LOC: PNC Bank Ohio N.A., 3.47%, 06/05/06 (m)	1,500
1,040	Huron County, EDR, Norwalk Furniture Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.63%, 06/05/06	1,040
3,200	Kent State University, General Receipts, Series 2001, Rev., VAR, INS: MBIA, LIQ: Dexia Public Finance Bank, 3.28%, 06/06/06	3,200
5,440	Lake County, Hospital Facilities, Lake Hospital System, Inc., Series 2002, Rev., VAR, INS: RADIAN, LIQ: Bank of America N.A., 3.30%, 06/05/06	5,440
1,385	Lake County, Pressure Technology, Inc., Series 2002, Rev., VAR, AMT, LOC: Wachovia Bank, 3.63%, 06/05/06	1,385
350	Mahoning County, Forum Health Obligation Group, Series 2002-B, Rev., VAR, LOC: Fifth Third Bank, 3.49%, 06/05/06	350
3,000	Middletown Hospital Facilities, Series 239, Rev., VAR, 3.56%, 06/05/06	3,000

JPMorgan Ohio Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,125	Montgomery County, Cambridge Commons Apartments, Series A, Rev., VAR, LOC: FHLB, 3.53%, 06/05/06	4,125
4,653	Montgomery County, Pedcor Lyons Gate Project, Series A, Rev., VAR, AMT, LOC: FHLB, 3.52%, 06/06/06	4,653
4,000	Ohio Air Quality Development Authority, Edison Project, Series 1219, Rev., VAR, INS: FGIC, LIQ: Morgan Stanley Municipal Funding, 3.50%, 06/04/06	4,000
	Ohio Housing Finance Agency, Merlots
1,285	Series A3, Rev., VAR, AMT, LIQ: Wachovia Bank N.A., 3.30%, 06/04/06	1,285
1,510	Series A78, Rev., VAR, AMT, INS: GNMA COLL, LIQ: Wachovia Bank N.A., 3.30%, 06/02/06	1,510
	Ohio Housing Finance Agency, Residental Mortgage Backed
2,500	Series B, Rev., VAR, AMT, INS: GNMA/FNMA/FHLMC, LIQ: FHLB, 3.28%, 06/07/06	2,500
4,000	Series F, Rev., VAR, AMT, INS: GNMA/FNMA/FHLMC, LIQ: FHLB, 3.29%, 06/07/06	4,000
2,480	Ohio State Building Authority, Series PT 2937, Rev., VAR, INS: FSA, LIQ: Merrill Lynch Capital Services, 3.50%, 06/03/06	2,480
1,570	Ohio State Higher Educational Facilities, John Carroll, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.47%, 06/07/06	1,570
3,000	Ohio State, Higher Education Facilities, Antioch University, Rev., VAR, LOC: National City Bank, 3.50%, 06/05/06	3,000
2,000	Ohio State Water Development Authority, First Energy Project, Series 2005-B, Rev., VAR, AMT, LOC: Barclays Bank plc, 3.24%, 06/06/06	2,000
	Ohio State Water Development Authority, Pure Water
2,575	Series 1118, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.50%, 06/01/06	2,575
1,400	Series B, Rev., VAR, INS: MBIA, LIQ: State Street Bank & Trust Co., 3.21%, 06/05/06	1,400
	Student Loan Funding Corp., Cincinnati Student Loan
3,660	Series A-1, Rev., VAR, AMT, GTY: U.S. Department of Education Project, LIQ: Sallie Mae, 3.29%, 06/06/06	3,660
2,970	Series A-2, Rev., VAR, AMT, GTY: U.S. Department of Education Project, LIQ: Sallie Mae, 3.29%, 06/06/06	2,970
867	Warren County Health Care Facilities, Otterbein Homes Project, Series B, Rev., VAR, LOC: Fifth Third Bank, 3.57%, 06/07/06	867
1,870	Warren County, Ralph J. Stolle Countryside, Rev., VAR, LOC: Fifth Third Bank, 3.49%, 06/02/06	1,870

		102,725

	Puerto Rico — 1.7%
260	Commonwealth of Puerto Rico, Series PA 636, GO, VAR, INS: FSA-CR, LIQ: Merrill Lynch, 3.46%, 06/03/06	260
1,415	Puerto Rico Highway & Transportation Authority, Macon Trust, Series M, Rev., VAR, INS: FGIC, 3.48%, 07/01/06	1,415
600	Puerto Rico Municipal Finance Agency, Series PT-3326, Rev., VAR, INS: CIFG, LIQ: Dexia Public Finance Bank, 3.46%, 08/01/06	600

		2,275

	Total Weekly Demand Notes (Cost $105,000)	105,000

	Total Investments — 99.5% (Cost $135,804)	135,804
	Other Assets in Excess of Liabilities — 0.5%	653

	Net Assets — 100.0%	$136,457

Percentages indicated are based on net assets.

Abbreviations:

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	Industrial Development Revenue
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
CIFG	Assurance North America, Inc.
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GNMA	Government National Mortgage Association
GNMA COLL	Government National Mortgage Association Collateral
GO	General Obligation Bond
GTY	Guaranty
IDR	Industrial Development Revenue Bond
INS	Insurance
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

JPMorgan Arizona Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 99.6%
	Municipal Bonds — 99.6%
	Arizona — 96.6%
1,000	Arizona Municipal Financing Program, Series 20, COP, Adj., BIG, 7.70%, 08/01/10 (p)	1,109
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.25%, 10/01/17	2,724
	Arizona School Facilities Board
1,500	Series A, COP, MBIA, 5.00%, 09/01/12 (m)	1,587
3,000	Series A, COP, MBIA, 5.25%, 03/01/13 (p)	3,239
2,850	Arizona School Facilities Board, State School Improvement, Rev., 5.25%, 07/01/12 (p)	3,072
500	Arizona State Board of Regents, University of Arizona Projects, COP, AMBAC, 5.50%, 06/01/11 (p)	540
	Arizona State Transportation Board Highway
500	Rev., 6.00%, 07/01/09	533
2,000	Series A, Rev., 5.25%, 07/01/12	2,150
3,000	Series B, Rev., 5.25%, 07/01/12	3,192
	Arizona State University
3,500	Rev., FSA, 5.25%, 07/01/12	3,761
2,630	Series A, COP, FSA, 5.00%, 11/01/11	2,776
	Arizona Student Loan Acquisition Authority
1,030	Series A-1, Rev., GTD STD LNS, 5.40%, 11/01/09	1,071
1,000	Series A-1, Rev., GTD STD LNS, 5.88%, 11/01/09	1,056
	Arizona Water Infrastructure Finance Authority, Water Quality
1,000	Series A, Rev., 5.38%, 10/01/09	1,054
2,250	Series A, Rev., 5.38%, 10/01/11 (p)	2,424
1,600	Series A, Rev., 5.50%, 10/01/09	1,694
1,110	Series A, Rev., 5.63%, 10/01/09	1,181
2,000	Series A, Rev., 5.75%, 10/01/09	2,138
	Central Arizona Water Conservation District, Central Arizona Project
2,475	Rev., MBIA, 4.75%, 07/03/06	2,477
2,000	Series A, Rev., 5.40%, 11/01/06	2,015
1,665	City of Casa Grande, Excise Tax, Rev., AMBAC, 5.00%, 04/01/14	1,744
5,000	City of Chandler, Capital Appreciation, GO, FGIC, Zero Coupon, 07/01/07	4,801
	City of Mesa
1,090	GO, FGIC, 5.38%, 07/01/14	1,193
2,000	GO, FGIC, 5.75%, 07/01/09 (p)	2,119
3,000	City of Mesa IDA, Discovery Health Systems, Series A, Rev., MBIA, 5.63%, 01/01/10 (p)	3,209
	City of Mesa, Street & Highway
1,000	Rev., FSA, 5.00%, 07/01/12	1,062
2,250	Rev., FSA, 5.30%, 07/01/09 (p)	2,355
	City of Peoria
1,000	GO, FGIC, 5.00%, 04/01/09	1,029
850	GO, FGIC, 5.40%, 04/01/09	885
2,000	City of Phoenix, GO, 5.88%, 07/01/10 (p)	2,151
160	City of Phoenix IDA, Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.35%, 12/01/07	162
1,000	City of Phoenix, Street & Highway, Rev., 6.50%, 07/03/06 (p)	1,051
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., FGIC, Zero Coupon, 07/01/12 (m)	1,953
	City of Scottsdale
655	GO, 5.25%, 07/01/11 (p)	705
2,000	GO, 5.75%, 07/01/09 (p)	2,119
2,500	City of Scottsdale IDA, Scottsdale Memorial Hospital, Series A, Rev., AMBAC, 6.13%, 09/01/07	2,614
1,065	City of Scottsdale, Street & Highway, Rev., 5.50%, 07/01/07	1,086
1,345	City of Scottsdale, Unrefunded Balance, GO, 5.25%, 07/01/11	1,443
970	City of Tempe, Excise Tax, Series A, Rev., 5.63%, 07/01/09	1,018

JPMorgan Arizona Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,000	City of Tempe, Union High School District No. 213, Project of 1998, Series B, GO, FGIC, 5.13%, 07/01/09 (p)	3,151
1,000	City of Tuscon, Airport Authority, Inc., Rev., FSA, 5.00%, 06/01/12	1,056
1,725	City of Tuscon, Street & Highway, Junior Lien, Series 1994-E, Rev., FGIC, 5.50%, 07/01/10 (p)	1,840
	Greater Arizona Development Authority
1,000	Series A, Rev., MBIA, 5.00%, 08/01/15	1,045
1,235	Series A, Rev., MBIA, 5.60%, 08/01/08	1,302
1,000	Maricopa County Elementary School District No. 1-Phoneix Elementary, GO, MBIA, 5.50%, 07/01/07 (p)	1,030
1,000	Maricopa County Elementary School District No. 3-Tempe Elementary, Project of 1997, Series E, GO, FGIC, 5.40%, 07/01/09 (p)	1,059
2,000	Maricopa County Elementary School District No. 28-Kyrene Elementary, Capital Appreciation, Series C, GO, FGIC, Zero Coupon, 01/01/11	1,667
1,215	Maricopa County Elementary School District No. 38-Madison Elementary, Project of 1995, Series B, GO, MBIA, 5.80%, 07/01/06 (p)	1,229
1,265	Maricopa County Elementary School District No. 38-Madison Elementary, Project of 2004, Series A, GO, MBIA, 5.00%, 07/01/15	1,333
2,950	Maricopa County IDA, Captial Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (m) (p)	2,039
500	Maricopa County IDA, St. Joseph’s Hospital & Medical Center Projects, Rev., 6.20%, 11/01/11 (p)	500
1,225	Maricopa County Unified School District No. 4-Mesa, GO, FSA, 5.00%, 07/01/11	1,295
1,720	Maricopa County Unified School District No. 11-Peoria, Projects of 1996, Series D, GO, FGIC, 5.25%, 07/01/09 (p)	1,813
480	Maricopa County Unified School District No. 11-Peoria, School Improvement, GO, FGIC, 4.75%, 07/01/11 (p)	502
1,020	Maricopa County Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, FGIC, 4.75%, 07/01/11	1,055
	Maricopa County Unified School District No. 69-Paradise Valley
3,100	GO, AMBAC, 5.80%, 07/01/09 (m)	3,283
1,000	GO, MBIA, 6.35%, 07/01/10	1,097
1,000	Maricopa County Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, FGIC, 5.25%, 07/01/14	1,086
2,050	Navajo County, Unified School District No. 10-Show Low, Series A, GO, FGIC, 5.13%, 07/01/07 (p)	2,103
1,905	Navajo County Unified School District No. 20, Projects of 2005, Series A, Rev., MBIA, 5.00%, 07/01/18	2,033
1,500	Northern Arizona University, COP, AMBAC, 5.00%, 09/01/15	1,561
1,000	Oro Valley, Municipal Property Corp., Municipal Water System Acquisition, Canada Hills, Rev., MBIA, 5.45%, 07/01/08 (p)	1,045
2,000	Phoenix Civic Improvement Corp., Airport Improvement, Senior Lien, Series B, Rev., 6.00%, 07/03/06	2,004
	Pima County IDA
275	Series A, Rev., 6.40%, 07/03/06	277
20	Series A, Rev., FHA/VA/PRIV MTGS/POOL INS, 7.63%, 07/03/06	20
90	Series B, Step Coupon, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.95%, 05/01/07	92
1,500	Pima County IDA, Healthpartners, Series A, Rev., MBIA, 5.30%, 04/01/07	1,520
1,560	Pima County Unified School District No. 12-Sunnyside, GO, FSA, 5.00%, 07/01/14	1,667
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project, Series A, Rev., 6.00%, 01/01/07	1,014
2,500	Scottsdale Municipal Property Corp., Rev., 5.00%, 07/01/14	2,669
	Show Low IDA, Navapache Regional Medical Center
1,000	Series A, Rev., ACA, 5.13%, 12/01/07	1,017
1,000	Series A, Rev., ACA, 5.50%, 12/01/07	1,026
2,500	Surprise Municipal Property Corp., Rev., FGIC, 5.70%, 07/01/09 (p)	2,667
1,735	University Medical Center Corp., Rev., GO OF UNIV, 5.00%, 07/01/15	1,773
	University of Arizona
700	Series 8, COP, MBIA, 4.90%, 08/01/09	723
1,365	Series A, COP, AMBAC, 5.00%, 06/01/15	1,426
1,700	Series A, COP, AMBAC, 5.50%, 06/01/12	1,828
1,000	Series B, COP, AMBAC, 5.00%, 06/01/15	1,040
1,100	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., FSA, 5.13%, 06/01/07	1,133

JPMorgan Arizona Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,000	Yuma County IDA, Multi-Family Mortgage, Series A, Rev., AMT, GNMA COLL, 6.10%, 09/20/09	3,092
1,000	Yuma County IDA, Yuma Regional Medical Center, Rev., MBIA, 5.50%, 08/01/07 (p)	1,039

		132,643

	Illinois — 0.7%
1,000	State of Illinois, GO, 5.00%, 01/01/16	1,046

	New York — 1.5%
2,000	New York City, Series D, GO, FGIC-TCRS, 5.00%, 11/01/14	2,102

	Wisconsin — 0.8%
1,000	State of Wisconsin, Series 1, GO, 5.00%, 05/01/15	1,061

	Total Investments — 99.6% (Cost $133,210)	136,852
	Other Assets In Excess of Liabilities — 0.4%	502

	Net Assets — 100.0%	$137,354

Percentages indicated are based on net assets.

Abbreviations:

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GO OF UNIV	General Obligation of University
GTD STD LNS	Guaranteed Student Loans
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
POOL INS	Pool Insurance
PRIV MTGS	Private Mortgages
Rev.	Revenue Bond
SO	Special Obligation
VA	Veterans Administration

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	4,009
Aggregate gross unrealized depreciation	(367)

Net unrealized appreciation/depreciation	3,642

Federal income tax cost of investments	133,210

JPMorgan Kentucky Municipal Bond Fund

Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 101.9%
	Municipal Bonds — 101.9%
	Arizona — 0.7%
1,000	Tucson & Prima Counties IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/01/14 (p)	696

	California — 4.1%
	San Marcos Public Facilities Authority, Custody Receipts
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,436
1,715	Rev., Zero Coupon, 01/01/19 (p)	967
2,850	Rev., Zero Coupon, 09/01/19 (p)	1,558

		3,961

	Colorado — 1.8%
2,600	El Paso County, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/15 (p)	1,728

	Kansas — 1.8%
1,600	Kansas City, Single Family Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	1,115
1,000	Saline County, Single Family, Rev., Zero Coupon, 12/01/15 (p)	664

		1,779

	Kentucky — 85.0%
1,500	Berea College, Utility, Rev., AMT, 5.90%, 06/01/07 (m) (p)	1,552
1,205	Boone & Florence Counties, Water Supply Systems, Rev., FGIC, 4.00%, 12/01/08	1,213
	Boone County School District Finance Corp., School Building
1,740	Series B, Rev., 5.38%, 08/01/17	1,846
1,000	Series B, Rev., FSA, 5.38%, 08/01/20	1,062
1,225	Christian County Public Courthouse Corp., District Court Facility Project, Rev., 5.10%, 11/01/10	1,297
1,010	City of Bowling Green, GO, 5.25%, 06/01/10	1,068
	City of Richmond, Water, Gas & Sewer
100	Series A, Rev., MBIA, 5.00%, 07/01/08	104
255	Series B, Rev., MBIA, 5.00%, 07/01/08	266
	Fayette County School District Finance Corp.
1,200	Rev., 5.25%, 09/15/09 (p)	1,268
2,000	Rev., 5.38%, 09/15/09 (p)	2,121
1,000	Rev., 5.50%, 09/15/09 (p)	1,064
1,645	Rev., 5.50%, 06/01/10 (p)	1,767
1,255	Series A, Rev., 5.35%, 01/01/07 (p)	1,292
450	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 07/03/06	451
2,465	Hardin County School District Finance Corp., Rev., 5.50%, 02/01/10 (p)	2,635
1,825	Jefferson County, Capital Appreciation, Series B, GO, FSA, Zero Coupon, 08/15/06	1,812
500	Jefferson County Capital Projects Corp.,
	Rev., 6.38%, 12/01/07 (p)	520
930	Jefferson County, Health Facilities, Jewish Hospital Healthcare Services, Inc., Rev., 5.65%, 01/01/07	956
400	Jefferson County, Louisville Medical Center, Rev., 5.00%, 05/01/08	407
	Jefferson County School District Finance Corp.
1,000	Series A, Rev., FSA, 5.00%, 04/01/11	1,047
1,320	Series A, Rev., FSA, 5.25%, 07/01/09	1,381
2,490	Series A, Rev., FSA, 5.25%, 01/01/10	2,625
1,000	Series B, Rev., FSA, 5.25%, 07/01/09	1,047
2,315	Junction City College, Centre College Project, Rev., 5.70%, 04/01/07 (p)	2,400
	Kenton County Airport Board, Cincinnati/Northern Kentucky

JPMorgan Kentucky Municipal Bond Fund

Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Series A, Rev., MBIA, 5.00%, 03/01/07	1,009
1,000	Series A, Rev., MBIA, 5.00%, 03/01/08	1,019
2,115	Series C, Rev., AMT, MBIA, 5.00%, 03/01/11	2,201
	Kentucky Economic Development Finance Authority, Catholic Health Initiatives
1,100	Rev., 4.25%, 09/01/09	1,111
425	Series A, Rev., 5.38%, 06/01/08	437
1,245	Kentucky Economic Development Finance Authority, Mortgage South Center Nursing, Series A, Rev., MBIA, FHA, 6.00%, 01/01/08 (p)	1,341
1,000	Kentucky State Property & Buildings Commission, Project No. 63, Rev., 5.10%, 11/01/09 (p)	1,045
2,000	Kentucky State Property & Buildings Commission, Project No. 64, Rev., MBIA, 5.75%, 11/01/09 (p)	2,130
	Kentucky State Property & Buildings Commission, Project No. 65
715	Rev., 6.00%, 02/01/10 (p)	770
1,500	Rev., FSA, 6.00%, 02/01/10 (p)	1,616
1,500	Kentucky State Property & Buildings Commission, Project No. 66, Series A, Rev., MBIA, 5.60%, 05/01/10 (p)	1,602
1,500	Kentucky State Property & Buildings Commission, Project No. 67, Rev., 5.13%, 09/01/10 (p)	1,581
1,000	Kentucky State Property & Buildings Commission, Project No. 68, Rev., 5.75%, 10/01/10 (p)	1,080
1,000	Kentucky State Property & Buildings Commission, Project No. 69, Series D, Rev., FSA, 5.50%, 08/01/10	1,068
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., MBIA-IBC, 5.50%, 08/01/12	1,091
1,335	Kentucky State Property & Buildings Commission, Project No. 73, Rev., 5.25%, 11/01/11	1,425
2,000	Kentucky State Property & Buildings Commission, Project No. 74, Rev., FSA, 5.38%, 02/01/09	2,085
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/18	1,098
	Kentucky State Property & Buildings Commission, Project No. 84
1,175	Rev., MBIA, 5.00%, 08/01/21	1,076
1,000	Rev., MBIA, 5.00%, 08/01/22	1,264
1,500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., FSA, 5.00%, 08/01/22	1,572
1,000	Kentucky State Turnpike Authority, Capital Appreciation Revitalization, Rev., FGIC, Zero Coupon, 01/01/10	870
	Kentucky State Turnpike Authority, Resource Recovery
55	Rev., 6.13%, 07/03/06 (p)	56
190	Rev., 6.63%, 07/03/06 (p)	195
	Kentucky State Turnpike Authority, Revitalization Projects
3,000	Rev., AMBAC, 5.50%, 07/01/08	3,110
2,000	Rev., AMBAC, 5.50%, 07/01/09	2,103
1,000	Rev., AMBAC, 6.50%, 07/01/08	1,056
1,000	Series A, Rev., AMBAC, 5.50%, 07/01/11	1,079
1,000	Series B, Rev., AMBAC, 5.00%, 07/01/16	1,069
75	Kentucky State Turnpike Authority, Toll Road, Rev., 6.13%, 07/03/06 (p)	77
	Lexington-Fayette Urban County Government
1,000	Series A, Rev., 5.00%, 07/01/11	1,049
1,120	Series D, GO, 5.00%, 12/01/09	1,168
	Louisville & Jefferson County Metropolitan Sewer District
1,000	Series A, Rev., AMBAC, 5.00%, 05/15/16	1,062
1,500	Series A, Rev., FGIC, 5.50%, 11/15/09	1,593
	Louisville & Jefferson County Regional Airport Authority
1,000	Series A, Rev., FSA, 5.75%, 07/01/11	1,076
1,420	Series A, Rev., MBIA, 6.00%, 07/01/07	1,475
1,000	Louisville Regional Airport Authority, Rev., AMBAC, 5.00%, 07/01/15	1,031
1,000	Louisville Waterworks Board, Water System, Rev., FSA, 5.13%, 11/15/10	1,051
2,090	McCracken County, Mercy Health Systems, Series A, Rev., MBIA, 6.40%, 07/03/06 (m)	2,113
460	Murray State University, Second Series, Series G, Rev., 5.60%, 11/01/06	463
1,260	Northern Kentucky University, Student Housing Facilities Project, COP, AMBAC, 5.00%, 12/01/09	1,300

JPMorgan Kentucky Municipal Bond Fund

Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,060	Oldham School District Finance Corp., Rev., MBIA, 5.00%, 05/01/14	1,120

		82,938

	Louisiana — 4.4%
860	Louisiana Housing Finance Agency, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA, 6.65%, 12/01/07	892
1,000	Louisiana Public Facilities Authority, Custodial Receipts, Series B, Rev., Zero Coupon, 12/01/19 (p)	534
4,300	New Orleans Home Mortgage Authority, Compound Interest, Series A, Rev., MBIA VEREX, Zero Coupon, 10/01/15 (m) (p)	2,858

		4,284

	Puerto Rico — 2.2%
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, MBIA-IBC, Zero Coupon, 07/01/17 (m)	909
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,229

		2,138

	Texas — 1.9%
1,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	630
1,850	Port Arthur Housing Finance Corp., Rev., Zero Coupon, 03/01/15 (p)	1,259

		1,889

	Total Investments — 101.9% (Cost $94,813)	$99,413
	Liabilities in Excess of Other Assets — (1.9)%	(1,836)

	Net Assets — 100.0%	$97,577

Percentages indicated are based on net assets.

Abbreviations:

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
Rev.	Revenue Bond
VA	Veterans Administration
VEREX	Verex Assurance Inc.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,810
Aggregate gross unrealized depreciation	(210)

Net unrealized appreciation/depreciation	$4,600

Federal income tax cost of investments	$94,813

JPMorgan Louisiana Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 97.2%
	Municipal Bonds — 97.2%
	Louisiana — 97.2%
1,230	Ascension Parish, Gravity Drain, Sales & Use Tax, Series ST-96, Rev., FGIC, 5.50%, 12/01/06	1,240
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., MBIA, 5.38%, 05/01/11	1,054
1,125	Calcasieu Parish School District No. 30 Ward 4, Public School Improvement, GO, FSA, 5.00%, 02/15/12	1,157
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,041
	City of New Orleans, Sewer Service
1,370	Rev., FGIC, 4.50%, 06/01/09	1,392
1,000	Rev., FGIC, 5.38%, 06/01/10	1,048
1,000	Rev., MBIA, 5.00%, 06/01/08 (m)	1,017
	City of Shreveport, Certificates of Indebtedness
1,000	Series A, Rev., AMBAC, 5.00%, 10/01/09	1,031
1,000	Series A, Rev., AMBAC, 5.50%, 10/01/09	1,062
5	East Baton Rouge Mortgage Finance Authority, Series B, Rev., GNMA/FNMA, 5.30%, 07/03/06	5
3905	East Baton Rouge Parish, Public Improvement, Sales & Use Tax, Series A, Rev., FGIC, 5.50%, 02/01/09 (p)	4,119
65	Iberia Home Mortgage Authority, Single Family Mortgage, Rev., 7.38%, 07/03/06	65
	Jefferson Parish School Board, Sales & Use Tax
2,070	Rev., FSA, Zero Coupon, 09/01/09	1,809
2,000	Rev., MBIA, 5.00%, 02/01/08	2,037
	Lafayette Parish, Public Improvement, Sales Tax
1,000	Rev., MBIA, 5.00%, 03/01/15	1,036
1,000	Series B, Rev., FGIC, 5.35%, 03/01/09 (p)	1,057
1,195	Series B, Rev., FGIC, 5.45%, 03/01/09 (p)	1,266
1,985	Series B, Rev., FGIC, 5.60%, 03/01/09 (p)	2,110
1,500	Louisiana Energy & Power Authority, Rev., FSA, 5.75%, 01/01/13	1,638
	Louisiana Housing Finance Agency, Single Family Mortgage
75	Series B-1, Rev., GNMA/FNMA COLL, 6.00%, 07/03/06	77
350	Series B-2, AMT, Rev., GNMA/FNMA FHA/VA MTGS, 4.80%, 12/01/07	351
45	Series D-2, AMT, Rev., GNMA/FNMA COLL, 6.10%, 12/01/06	46
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Rev., AMBAC, 5.25%, 12/01/18	3,181
	Louisiana Office Facilities Corp., Capitol Complex Program
2,055	Rev., AMBAC, 5.50%, 05/01/11	2,192
1,650	Series A, Rev., MBIA, 5.13%, 03/01/09	1,714
1,000	Series A, Rev., MBIA, 5.38%, 03/01/09	1,045
3,220	Series A, Rev., MBIA, 5.50%, 03/01/09	3,383
1,000	Louisiana Offshore Terminal Authority, Loop LLC Project, Rev., Adj., 4.37%, 10/01/20	1,004
35	Louisiana Public Facilities Authority, Alton Ochsner Medical Foundation Project, Series B, Rev., MBIA, 5.75%, 07/03/06 (p)	36
	Louisiana Public Facilities Authority, Custodial Receipts, Multi-Family Carriage
8,000	Series A, Rev., Zero Coupon, 02/01/20 (m) (p)	4,217
7,000	Series B, Rev., Zero Coupon, 12/01/19 (p)	3,739
2,495	Louisiana Public Facilities Authority, Department of Public Safety, Rev., FSA, 5.50%, 08/01/11	2,668
1,000	Louisiana Public Facilities Authority, Dillard University Project, Rev., AMBAC, 5.00%, 02/01/08	1,031
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., FSA, 5.50%, 07/01/12	1,590
275	Louisiana Public Facilities Authority, Hospital, Pendleton Memorial Methodist, Rev., 5.00%, 06/01/08 (p)	280
2,025	Louisiana Public Facilities Authority, Loyola University Project, Rev., MBIA, 5.63%, 10/01/07	2,106
1,605	Louisiana Public Facilities Authority, Tulane University of Louisiana, Rev., AMBAC, 5.75%, 10/01/06 (p)	1,649
	Louisiana Public Facilities Authority, Women’s Hospital Foundation Project

JPMorgan Louisiana Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Rev., FGIC, 5.00%, 04/01/15	1,029
500	Rev., FSA, 6.00%, 10/01/10 (p)	544
2,000	Louisiana Public Facilities Authority, Xavier University of Louisiana Project, Rev., MBIA, 5.13%, 09/01/07	2,062
1,000	Louisiana Stadium & Exposition District, Hotel Occupancy Tax & Stadium, Series B, Rev., FGIC, 5.25%, 07/01/09 (p)	1,063
1,300	Louisiana State Military Department, Custody Receipts, COP, 5.25%, 09/01/08	1,317
495	New Orleans, Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	539
1,000	Orleans Parish Parishwide School District, Series A, GO, FGIC, 5.13%, 03/01/08	1,012
250	Orleans Parish School Board, GO, FGIC, 5.30%, 07/03/06	250
555	Orleans Parish School Board, Public School, Capital Refinancing, Rev., MBIA, 6.00%, 06/01/09	586
1,000	Ouachita Parish Hospital Service District No. 1, Glenwood Regional Medical Center, Rev., FSA, 5.70%, 05/15/10	1,058
	Port New Orleans Board of Commissioners
1,000	Rev., AMBAC, 5.50%, 04/01/10	1,046
1,675	Rev., AMBAC, 5.63%, 04/01/11	1,742
1,000	South Louisiana Port Commission, Cargill Inc. Project, Rev., 5.85%, 04/01/07	1,020
775	St. Tammany Public Trust Financing Authority, Christwood Project, Rev., 5.25%, 11/15/08 (i)	785
485	St. Tammany Parish School District No. 12, GO, MBIA, 5.00%, 03/01/15	509
	State of Louisiana
1,500	Series A, GO, FGIC, 5.25%, 11/15/10 (p)	1,592
1,000	Series A, GO, FGIC, 5.50%, 05/15/11	1,060
500	Series A, GO, MBIA, 5.70%, 08/01/08	520
2,875	Series A, GO, MBIA, 5.80%, 08/01/10	3,090
250	Series B, GO, MBIA, 5.60%, 08/01/08	259
3,500	Series B, GO, MBIA, 5.63%, 08/01/13	3,841
1,085	Tangipahoa Parish School Board, Rev., AMBAC, 5.50%, 03/01/11	1,148

	Total Municipal Bonds (Cost $77,370)	81,565

Shares

	Short-Term Investment — 1.9%
	Investment Company — 1.9%

1,638	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $1,638)	1,638

	Total Investments — 99.1%
	(Cost $79,008)	$83,203
	Other Assets In Excess of Liabilities — 0.9%	749

	Net Assets — 100.0%	$83,952

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FNMA COLL	FNMA Collateral
FSA	Financial Security Assurance

JPMorgan Louisiana Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

GNMA	Government National Mortgage Association
GO	General Obligation Bond
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
Rev.	Revenue Bond
SO	Special Obligation
VA	Veterans Administration

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,314
Aggregate gross unrealized depreciation	(119)

Net unrealized appreciation/depreciation	$4,195

Federal income tax cost of investments	$79,008

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.5%
	Municipal Bonds — 98.5%
	Colorado — 0.6%
3,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/19	1,606

	Florida — 0.7%
2,000	Miami-Dade County, Aviation, Miami International Airport, Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	2,066

	Massachusetts — 0.4%
1,000	Commonwealth of Massachusetts, Series A, GO, FSA, 5.00%, 03/01/15	1,045

	Michigan — 93.1%
1,625	Brighton Township Sanitation and Sewer Drainage District, GO, FSA, 5.25%, 04/01/09 (p)	1,693
	Caledonia Community Schools
2,300	GO, MBIA, Q-SBLF, 5.00%, 05/01/15	2,408
4,500	GO, MBIA, Q-SBLF, 5.85%, 05/01/07 (p)	4,591
1,475	GO, Q-SBLF, 5.75%, 05/01/10 (p)	1,583
1,250	Central Montcalm Public Schools, GO, MBIA, Q-SBLF, 5.90%, 05/01/09 (p)	1,325
	Charles Stewart Mott Community College, Building & Improvement
1,380	GO, FGIC, 5.40%, 05/01/10 (p)	1,464
1,775	GO, FGIC, 5.50%, 05/01/10 (p)	1,889
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, MBIA, 5.00%, 05/01/15	1,751
1,235	Charlevoix Public School District, GO, FSA, 5.75%, 05/01/09 (p)	1,305
1,150	Charlotte Public School District, GO, Q-SBLF, 5.25%, 05/01/09 (p)	1,199
3,075	Chelsea Economic Development Corp., United Methodist Retirement, Rev., 5.40%, 11/15/08	3,042
1,730	Chippewa County, Hospital Finance Authority, Series B, Rev., 5.63%, 11/01/07	1,748
2,500	Chippewa Hills School District, GO, FGIC, Q-SBLF, 5.30%, 05/01/09 (p)	2,610
1,000	Chippewa Valley School District, GO, Q-SBLF, 5.00%, 05/01/10	1,045
2,500	City of Battle Creek, Tax Allocation, MBIA, 5.00%, 05/01/08	2,553
	City of Detroit
2,570	Series A, GO, FSA, 5.25%, 04/01/09	2,684
1,500	Series A-1, GO, MBIA, 5.38%, 10/01/11	1,607
	City of Detroit, Capital Appreciation
5,000	Series A, Rev., FGIC, Zero Coupon, 07/01/13	3,717
1,500	Series A, Rev., FGIC, Zero Coupon, 07/01/17	904
2,000	City of Detroit, Sewer Disposal, Series B, Rev., MBIA, 6.00%, 07/01/10	2,164
1,800	City of Detroit, Wayne County Stadium Authority, Rev., FGIC, 5.50%, 02/01/17	1,855
3,000	City of Grand Haven, Electric, Rev., MBIA, 5.25%, 07/01/08	3,095
1,500	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	1,619
	City of Jackson, Capital Appreciation, Downtown Development
1,620	GO, FSA, Zero Coupon, 06/01/16	1,040
1,710	GO, FSA, Zero Coupon, 06/01/17	1,040
2,060	GO, FSA, Zero Coupon, 06/01/18	1,189
1,200	GO, FSA, Zero Coupon, 06/01/19	658
1,000	City of Port Huron, Series A, GO, MBIA, 5.25%, 10/01/08	1,038

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,500	City of Wyandotte, Electric, Rev., MBIA, 4.00%, 10/01/08	1,512
	Clarkston Community Schools
4,090	GO, AMBAC, Q-SBLF, 5.00%, 05/01/08 (m)	4,176
2,580	GO, AMBAC, Q-SBLF, 5.05%, 05/01/08	2,637
3,250	Dearborn Economic Development Corp., Oakwood Obligation Group, Series A, Rev., FGIC, 5.60%, 07/03/06	3,319
3,850	Detroit Local Development Finance Authority, Tax Increment, Series A, 5.38%, 05/01/07	3,891
2,075	East Grand Rapids Public School District, GO, FSA, Q-SBLF, 5.00%, 05/01/14	2,176
	East Lansing School District, School Building & Site
1,000	GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,061
2,580	GO, Q-SBLF, 5.75%, 05/01/10 (p)	2,769
1,645	Ecorse Public School District, GO, FGIC, Q-SBLF, 5.50%, 05/01/08 (p)	1,716
1,105	Emmet County Building Authority, GO, AMBAC, 5.00%, 05/01/13	1,168
4,675	Farmington Public School District, GO, Q-SBLF, 5.10%, 05/01/07 (p)	4,738
1,500	Ferris State University, Rev., AMBAC, 5.85%, 04/01/07 (p)	1,542
1,000	Fitzgerald Public School District, School Building & Site, Series B, Rev., GO, AMBAC, 5.00%, 11/01/14	1,042
2,000	Forest Hills Public Schools, GO, 5.25%, 05/01/10 (p)	2,110
1,000	Grand Blanc Community Schools, GO, FSA, Q-SBLF, 5.00%, 05/01/14	1,060
1,060	Grand Ledge Public Schools District, GO, FGIC, Q-SBLF, 5.00%, 05/01/15	1,108
1,370	Grand Rapids Building Authority, GO, AMBAC, 5.75%, 08/01/10	1,470
2,000	Harper Creek Community School District, GO, Q-SBLF, 5.50%, 05/01/11 (p)	2,155
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.38%, 05/01/11	2,832
1,515	Healthsource Saginaw, Inc., GO, MBIA, 5.00%, 05/01/15	1,586
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.00%, 11/01/13	1,693
1,000	Huron Valley School District, GO, FGIC, Q-SBLF, 5.88%, 05/01/07 (p)	1,020
	Jackson Public Schools
1,130	GO, FGIC, Q-SBLF, 5.60%, 05/01/10 (p)	1,207
1,405	GO, FGIC, Q-SBLF, 5.65%, 05/01/10 (p)	1,503
1,620	Jackson Public Schools, Building & Site, GO, FGIC, Q-SBLF, 5.00%, 05/01/14	1,699
1,390	Jenison Public Schools, GO, FGIC, 5.25%, 05/01/15	1,508
1,790	Lake Orion Community School District, Series A, GO, FGIC, Q-SBLF, 5.75%, 05/01/10 (p)	1,921
1,490	Lansing Community College, GO, FGIC, 4.00%, 05/01/08	1,499
1,250	Lansing Community College, Building & Site, GO, MBIA, 5.00%, 05/01/13	1,306
1,000	Lincoln Park School District, GO, FGIC, Q-SBLF, 5.00%, 05/01/07	1,009
1,330	Livingston County, Building Authority, GO, 5.80%, 07/01/08	1,363
	Lowell Area Schools, Capital Appreciation
5,000	GO, FGIC, Q-SBLF, Zero Coupon, 05/01/14	3,571
1,425	GO, FGIC, Q-SBLF, Zero Coupon, 05/01/16	919
1,670	Madison District Public Schools, GO, FGIC, Q-SBLF, 5.13%, 05/01/09 (p)	1,736
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation, Rev., GO OF INSTN, 5.50%, 12/01/10 (i)	1,213
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, GO OF UNIV, 5.50%, 09/01/11	1,329

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Michigan Higher Education Student Loan Authority
1,200	Series XII-T, Rev., AMT, AMBAC, 5.30%, 09/01/10	1,246
1,000	Series XVII-A, Rev., Adj., AMT, AMBAC, 5.75%, 12/01/06	1,021
1,500	Series XVII-F, Rev., AMT, AMBAC, 4.20%, 03/01/09	1,503
	Michigan Municipal Bond Authority, Clean Water Revolving Fund
3,250	Rev., 5.50%, 10/01/09 (p)	3,461
1,000	Rev., 5.75%, 10/01/09 (p)	1,073
2,500	Rev., 5.88%, 10/01/10 (p)	2,732
	Michigan Municipal Bond Authority, Drinking Water Revolving Fund
1,250	Rev., 5.00%, 10/01/14	1,320
2,500	Rev., 5.50%, 10/01/09 (p)	2,662
	Michigan Municipal Bond Authority, Local Government Lien Program
1,055	Series 4-A, Rev., AMBAC, 5.00%, 05/01/14	1,114
1,500	Series A, Rev., FGIC, 6.00%, 07/03/06	1,517
4,250	Michigan Municipal Bond Authority, School Loans, Rev., 5.25%, 12/01/08 (p)	4,448
1,570	Michigan Public Power Agency, Campbell Project, Series A, Rev., AMBAC, 4.00%, 01/01/10	1,584
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.25%, 01/01/12	1,327
	Michigan State Building Authority, Facilities Program
2,675	Series I, Rev., 5.25%, 10/15/09	2,792
1,250	Series I, Rev., FSA, 5.25%, 10/15/13	1,344
1,500	Michigan State Hospital Finance Authority, Rev., MBIA, 5.00%, 05/15/15	1,564
	Michigan State Hospital Finance Authority, Mercy Health Services
1,000	Series R, Rev., AMBAC, 5.38%, 08/15/06 (p)	1,013
3,795	Series U, Rev., 5.63%, 08/15/07 (m) (p)	3,913
6,875	Series W, Rev., FSA, 5.25%, 08/15/07 (m) (p)	7,055
2,590	Michigan State Hospital Finance Authority, Port Huron Hospital Obligations, Rev., FSA, 5.38%, 07/03/06	2,628
	Michigan State Housing Development Authority
1,310	Rev., GNMA COLL, 4.10%, 12/20/14	1,266
1,880	Rev., GNMA COLL, 4.60%, 12/20/14	1,825
	Michigan State Trunk Line
1,000	Rev., FSA, 5.25%, 11/01/20	1,101
1,340	Series A, Rev., 5.00%, 11/01/08	1,381
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.00%, 05/01/21	1,487
1,000	Michigan Strategic Fund, Waste Management, Rev., Adj., 4.50%, 12/01/13	994
2,750	Mount Pleasant School District, GO, AMBAC, Q-SBLF, 5.30%, 05/01/08 (p)	2,833
1,210	Newaygo Public Schools, GO, MBIA, Q-SBLF, 5.00%, 05/01/15	1,263
915	Northwestern Michigan College, Improvement, GO, FGIC, 5.60%, 10/01/09 (p)	969
150	Northwestern Michigan College, Unrefunded Balance, GO, FGIC, 5.60%, 10/01/09 (p)	158
2,050	Oakland County Economic Development Corp., Rev., LOC: First of America Bank, 5.63%, 06/01/07 (p)	2,130
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.00%, 11/01/08	2,577
1,670	Oakland University, Rev., AMBAC, 5.25%, 05/15/14	1,785
1,000	Otsego Public School District, School Building & Site, GO, FSA, Q-SBLF, 5.00%, 05/01/14	1,041
1,200	Paw Paw Public School District, GO, FGIC, Q-SBLF, 6.50%, 05/01/09	1,261
1,680	Pellston Public School District, Capital Appreciation, GO, FSA, Q-SBLF, Zero Coupon, 05/01/07 (p)	567
1,910	Pinckney Community Schools, GO, FSA, Q-SBLF, 5.00%, 05/01/14	1,996
3,900	Regional Transportation Authority, Series A, GO, MBIA, 5.75%, 07/01/14	4,359
	Rochester Community School District
1,000	GO, MBIA, Q-SBLF, 5.00%, 05/01/19	1,061
7,315	GO, MBIA, Q-SBLF, 5.25%, 05/01/07 (p)	7,424

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,015	GO, MBIA, Q-SBLF, 5.30%, 05/01/07 (p)	7,123
1,000	Rockford Public School District, GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,045
	South Lyon Community Schools, School Building & Site
1,375	GO, FGIC, 5.25%, 111/01/12	1,467
1,935	Series II, GO, FGIC, 5.00%, 05/01/15	2,023
2,675	South Macomb Disposal Authority, Rev., AMBAC, 5.38%, 09/01/10	2,823
1,500	South Redford School District, School Building & Site, GO, MBIA, Q-SBLF, 5.00%, 05/01/15	1,568
	Southfield Library Building Authority
3,010	GO, MBIA, 5.00%, 05/01/15	3,155
1,175	GO, MBIA, 5.30%, 05/01/10 (p)	1,242
3,100	Southfield Public Schools, School Building & Site, Series B, GO, FSA, Q-SBLF, 5.13%, 05/01/14	3,278
2,085	Southgate Community School District, GO, FGIC, Q-SBLF, 5.00%, 05/01/09 (p)	2,160
1,765	St. John’s Public School, GO, FGIC, Q-SBLF, 5.00%, 05/01/08	1,802
	State of Michigan
1,490	GO, 5.25%, 12/01/11	1,597
1,000	Rev., FSA, 5.25%, 05/15/21	1,100
2,000	State of Michigan, Partnership Certificates, COP, AMBAC, 5.50%, 06/01/10 (p)	2,128
1,285	Tawas City Hospital Finance Authority, St. Joseph Asset Guaranty, Rev., RADIAN-IBCC, 5.60%, 02/15/08 (p)	1,334
1,030	Tecumseh Public Schools, GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,092
	University of Michigan, Hospital
1,000	Rev., 5.00%, 12/01/10	1,045
6,000	Series A-1, Rev., 5.25%, 06/01/08	6,192
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.25%, 05/01/11	2,108
3,040	Wayland Union School District, GO, FGIC, Q-SBLF, 5.10%, 05/01/07	3,075
	Wayne Charter County, Airport
1,275	Series B, Rev., MBIA, 5.25%, 12/01/08	1,322
1,500	Series D, Rev., FGIC, 5.25%, 12/01/09	1,564
1,175	Wayne County, Sewer, Series B, GO, MBIA, 5.13%, 11/01/09	1,217
	Wayne State University
2,000	Rev., FGIC, 5.25%, 11/15/09	2,101
2,000	Rev., FGIC, 5.38%, 11/15/09	2,115
215	Wayne State University, Unrefunded Balance, Rev., AMBAC, 5.50%, 07/03/06	215
2,015	West Bloomfield School District, GO, FSA, 5.00%, 05/01/15	2,106
1,000	Western Michigan University, Rev., MBIA, 5.00%, 11/15/13	1,046
1,000	Willow Run Community Schools, GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,047
1,000	Zeeland Public Schools, GO, FGIC, 5.00%, 05/01/15	1,045

		265,310

	Puerto Rico — 1.2%
	Commonwealth of Puerto Rico
880	GO, 5.75%, 07/01/07	912
2,195	GO, MBIA, 6.25%, 07/01/12	2,473

		3,385

	Texas — 2.0%
3,000	Austin Independent School District, GO, PSF-GTD, 5.25%, 08/01/14	3,243
1,500	City of San Antonio, Water, Rev., MBIA, 5.00%, 05/15/15	1,564
1,000	Conroe Independent School District, Schoolhouse, Series C, GO, PSF-GTD, 5.00%, 02/15/15	1,043

		5,850

	Washington — 0.5%

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,500	City of Seattle, Water Systems, Rev., MBIA, 5.00%, 09/01/15	1,563

	Total Municipal Bonds (Cost $271,157)	280,825

Shares

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
2,594	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $2,594)	2,594

	Total Investments — 99.4% (Cost $273,751)	$283,419
	Other Assets In Excess Of Liabilities — 0.6%	1,591

	Net Assets — 100.0%	$285,010

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GNMA COLL	Government National Mortgage Association Collateral
GO	General Obligation
GO OF INSTN	General Obligation of Institution
GO OF UNIV	General Obligation of University
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN-IBCC	Radian Insured Bond Custodial Certificate
Rev.	Revenue Bond
XLCA	XL Capital Assurance

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,626
Aggregate gross unrealized depreciation	(958)

Net unrealized appreciation/depreciation	$9,668

Federal income tax cost of investments	$273,751

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 99.3%
	Municipal Bonds — 99.3%
	California — 0.8%
1,500	State of California, GO, 5.00%, 03/01/16	1,562

	Colorado — 1.7%
2,350	Colorado Housing & Facilities Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	1,641
2,810	El Paso County, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	1,897

		3,538

	Florida — 0.5%
1,000	Miami-Dade County, Aviation, Miami International Airport, Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	1,033

	Illinois — 1.8%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, FGIC, 5.00%, 01/01/16	2,090
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.00%, 03/15/16	1,574

		3,664

	Kansas — 0.8%
1,000	Kansas City, Single Family Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	697
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	923

		1,620

	Louisiana — 0.5%
1,685	Jefferson Parish Home Mortgage Authority, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,026

	Missouri — 0.5%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series AA, Rev., MBIA, 6.40%, 06/01/10	1,094

	New York — 0.8%
1,500	City of New York, Series E, GO, FSA, 5.00%, 11/01/14	1,590

	Ohio — 89.6%
1,000	Adams County, School District, Adams & Highland County, GO, MBIA, 5.45%, 07/03/06 (m)	1,021
1,000	City of Akron Community Learning Centers, Series A, Rev., FGIC, 5.25%, 12/01/13 (m)	1,069
	City of Akron, Sanitation Sewer System,
1,030	Rev., FGIC, 5.38%, 12/01/13	1,125
1,070	Rev., FGIC, 5.50%, 12/01/12	1,170
1,000	Rev., MBIA, 5.65%, 12/01/06 (p)	1,021
1,000	Avon Lake City School District,
	GO, FGIC, 5.50%, 12/01/19 (p)	1,076
1,280	Belmont County, Improvement East Ohio Regional Hospital, Rev., ACA, 5.25%, 01/01/08	1,304
	Bowling Green State University,
725	Rev., AMBAC, 5.65%, 06/01/11 (p)	732
1,000	Rev., FGIC, 5.75%, 06/01/10 (p)	1,084
1,095	Butler County, Sewer System, Rev., FGIC, 5.25%, 12/01/09 (p)	1,160
1,250	Butler County Transportation Improvement District, Series A, Rev., FSA, 5.13%, 04/01/08 (p)	1,306
1,500	Cincinnati City School District, School Improvement, GO, MBIA, 5.38%, 12/01/11 (p)	1,617
815	City of Cincinnati, Series A, GO, 5.00%, 12/01/15	857
	Clevand, Airport System,
2,000	Series A, Rev., FSA, 5.25%, 01/01/10	2,095
	City of Cleveland,
1,015	GO, AMBAC, 5.25%, 12/01/14	1,089
1,000	GO, FGIC, 5.60%, 12/01/10 (p)	1,085
1,000	GO, MBIA, 5.75%, 08/01/11	1,092
1,220	Rev., AMBAC, 5.50%, 11/15/11	1,315
1,000	Series A, Rev., AMT, FSA, 5.13%, 01/01/08	1,024
	City of Cleveland, Capital Appreciation, First Mortgage,
2,000	Series A, Rev., MBIA, Zero Coupon, 11/15/09	1,749
3,000	Series A, Rev., MBIA, Zero Coupon, 11/15/11	2,417
5,250	City of Clevland, Cleveland Stadium Project, Rev., COP, AMBAC, Zero Coupon, 11/15/11	4,225
1,000	City of Cleveland, Various Purpose, GO, Adj., MBIA, 5.00%, 12/01/10	1,052
2,200	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., MBIA, 5.50%, 01/01/13	2,325
714	City of Columbus, Clintonville II Street Light Assessment, GO, 4.40%, 09/01/15	706
1,000	City of Columbus, Police, Firemen Disability, GO, 5.00%, 07/15/18 (p)	1,037
1,000	City of Columbus, Sewer Improvement, GO, 6.75%, 09/15/06 (p)	1,009
1,495	City of Newark, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/11	1,201
	City of Reading, St. Marys Educational Institute,
1,160	Rev., RADIAN, 5.65%, 02/01/10	1,221

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Rev., RADIAN, 5.70%, 02/01/10	1,051
1,355	City of Toledo, School District, School Facilities Improvement, GO, FSA SD CRED PROG, 5.00%, 12/01/12	1,443
1,000	City of Toledo, Sewer System, Rev., MBIA, 5.25%, 11/15/09	1,062
2,975	Clermont County Improvement Sewer District, Rev., AMBAC, 5.25%, 08/01/13	3,177
865	Cleveland-Cuyahoga County Port Authority, Port Capital Improvement Project, Series A, Rev., 5.38%, 05/15/09	873
790	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	840
900	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.50%, 11/15/11	965
2,400	Cuyahoga County, Refunding Series A, Rev., 6.00%, 07/01/13	2,666
2,000	Cuyahoga County, Benjamin Rose Institute Project, Rev., 5.50%, 12/01/08 (p)	2,099
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/13	1,108
1,665	Cuyahoga County, Hospital Improvement, Series A, Rev., MBIA-IBC, 5.63%, 07/03/06	1,701
2,250	Cuyahoga County, Improvement, University Hospital Health, Series A, Rev., MBIA, 5.50%, 07/03/06	2,298
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., MBIA, 5.13%, 02/15/07	1,027
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.15%, 06/20/15	529
1,000	Cuyahoga County, University School Project, Series B, Rev., Adj., LOC: Keybank N.A., 5.30%, 12/01/29	1,041
1,000	Cuyahoga County, Walker Center, Inc., Series I, Rev., AMBAC, 5.25%, 07/01/08	1,034
1,500	Dayton City School District, School Facilities Construction & Improvement, Series D, GO, FGIC, 5.00%, 12/01/11	1,590
1,265	Defiance, Waterworks System Improvements, GO, AMBAC, 5.65%, 12/01/08	1,341
1,125	Dublin City School District, School Facilities Construction & Improvement, GO, 4.50%, 12/01/10	1,161
435	Erie County, Hospital Facilities, Firelands Regional Medical Center, Series A, Rev., 4.50%, 08/15/07	438
1,250	Franklin County Development, American Chemical Society Project, Rev., 5.50%, 10/01/09	1,310
1,000	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.70%, 06/01/10 (i)	1,030
1,000	Franklin County, Health Care Presbyterian Services, Rev., 5.50%, 07/01/08	1,019
	Franklin County, Improvement Children’s Hospital Project,
1,260	Rev., AMBAC, 5.50%, 05/01/11 (p)	1,365
1,290	Series A, Rev., 5.65%, 11/01/06	1,312
1,065	Series A, Rev., 5.75%, 11/01/06	1,083
800	Series A, Rev., 5.80%, 11/01/06	813
2,000	Franklin County, Online Computer Library Center, Series A, Rev., 5.00%, 10/01/08	2,046
1,025	Hamilton County, Convention Facility Authority, Second Lien, Rev., FGIC, 5.00%, 06/01/14	1,074
1,000	Huron County, Correctional Facility Issue I, Series I, GO, MBIA, 5.70%, 12/01/07 (p)	1,049
2,070	Lake County, Building Improvement, GO, MBIA, 5.00%, 06/01/15	2,166
1,400	Lake Local School District, School Improvement, GO, FSA, 5.00%, 06/01/15	1,475
2,535	Lakota Local School District, GO, FGIC, 5.10%, 12/01/08 (m)	2,633
1,120	Lebanon City School District, School Construction, GO, FSA, 5.00%, 06/01/15	1,174
1,930	London City School District, School Facilities Construction & Improvement, GO, FGIC, 5.25%, 12/01/11	2,061
2,000	Lorain County Hospital, Catholic Healthcare Partners, Series S, Rev., MBIA, 5.63%, 09/01/07	2,076
2,000	Lucas County, Hospital, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/09	2,124
2,430	Lucas County, Multi-Family Housing, Neighborhood Properties, Inc. Project, Rev., LOC: Keybank N.A., 5.20%, 11/01/18	2,485
2,700	Mahoning Valley Sanitation District, Rev., FSA, 5.13%, 12/15/08 (m)	2,807
1,430	Marysville Exempt Village School District, GO, FSA, 5.00%, 12/01/15	1,502
2,500	Middleburg Heights, Southweast General Health Center, Rev., FSA, 5.70%, 08/15/08	2,642
1,000	Middletown City School District, School Improvement, GO, FGIC, 5.00%, 12/01/13	1,049
1,000	Minster Local School District, School Facilities & Construction, GO, FSA, 5.50%, 12/01/10 (p)	1,081
1,750	Montgomery County, Catholic Health, Rev., 4.25%, 09/01/09	1,769
960	Montgomery County, Chevy Chase Apartments, Rev., FHLMC, 4.60%, 11/01/13	958
	Montgomery County, Grandview Hospital & Medical Center,
1,000	Rev., 5.35%, 12/01/07 (p)	1,038
1,575	Rev., 5.65%, 12/01/07 (p)	1,665
305	Ohio Capital Corp. for Housing Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.90%, 07/03/06	305
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Series A, Rev., GNMA COLL, 4.30%, 03/01/16	978
330	Series C, Rev., GNMA COLL, 4.15%, 09/01/06	330
175	Series D, Rev., 4.20%, 09/01/10	175
2,685	Ohio Housing Finance Agency, Single Family, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 01/15/15 (p)	1,721
	Ohio State Building Authority, State Facilities, Adult Correction Building,
2,480	Series A, Rev., 5.25%, 10/01/09 (p)	2,621
1,000	Series A, Rev., AMBAC, 5.50%, 04/01/07 (p)	1,025
1,000	Series A, Rev., FSA, 5.50%, 10/01/08	1,040
2,450	Series A, Rev., FSA, 5.50%, 10/01/11	2,642
1,000	Ohio State Building Authority, State Facilities, Highway Safety Building, Series A, Rev., AMBAC, 5.38%, 04/01/07 (p)	1,024
2,300	Ohio State Higher Educational Capital Facilities, Series A, GO, FSA-CR, 5.25%, 02/01/10	2,407
3,750	Ohio State Higher Educational Facility Commission, Baldwin Capital Appreciation Higher Education, Rev., AMBAC, 4.95%, 12/01/06 (p)	3,814
	Ohio State Turnpike Commission,
1,500	Rev., 5.50%, 02/15/11	1,605
5,155	Series A, Rev., FGIC, 5.50%, 02/15/14 (m)	5,658
	Ohio State University,
1,000	Series A, Rev., 5.50%, 12/01/09 (p)	1,067
1,000	Series B, Rev., 5.25%, 06/01/13	1,074
2,510	Ohio State Water Development Authority, Fresh Water Service, Rev., AMBAC, 5.80%, 07/03/06 (p)	2,538
1,205	Ohio State Water Development Authority, Pure Water, Series I, Rev., AMBAC, 7.00%, 06/19/06 (p)	1,263
1,250	Ohio State Water Development Authority, State Match, Rev., 5.00%, 06/01/14	1,317
2,250	Ohio State Water Development Authority, Water Control Loan Fund - Water Quality Service, Rev., MBIA, 5.50%, 12/01/07 (p)	2,331
500	Olentangy Local School District, GO, BIG, 7.75%, 12/01/11	595
1,000	Plain Local School District, GO, FGIC, 5.80%, 06/01/11	1,087
2,550	RiverSouth Authority, Redevelopment, Series A, Rev., 5.00%, 12/01/15	2,684
1,000	Sandusky County, Hospital Facilitiy, Rev., 5.10%, 01/01/08	1,004
630	Shaker Heights City School District, Series A, GO, 7.10%, 12/15/10	681
1,260	Southwest Licking Local School District, GO, FGIC, 5.75%, 12/01/14	1,416
1,710	Springfield County School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,310
1,000	State of Ohio, Baldwin Higher Educational Facility, Wallace College Project, Rev., 5.50%, 06/01/14	1,046
	State of Ohio, Common Schools,
2,765	Series A, GO, 5.00%, 09/15/08	2,845
1,205	Series A, GO, 5.25%, 09/15/12	1,298
1,250	Series B, GO, 5.00%, 03/15/14	1,309
1,630	State of Ohio, Common Schools, Capital Facilities, Series B, GO, 5.50%, 09/15/08	1,695
1,110	State of Ohio, Conservation Project, Series A, GO, 4.00%, 09/01/10	1,122
	State of Ohio, Infrastructure Improvements,
1,955	GO, 5.75%, 02/01/10 (p)	2,090
1,500	Series D, GO, 5.00%, 03/01/14	1,565
1,500	State of Ohio, Mental Health Capital Facilities II, Series B, Rev., 5.50%, 06/01/11	1,605
1,000	State of Ohio, University of Dayton 2001, Rev., AMBAC, 5.38%, 06/01/11	1,070
1,000	Strongsville, Unrefunded Balance GO, 6.70%, 12/01/06 (p)	1,036
1,000	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.13%, 05/15/15	997
	Toledo Lucas County, Port Authority Development, Northwest Ohio Bond Fund, Superior
755	Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.13%, 11/15/09	786
580	Series E, Rev., 6.10%, 11/15/10	604
420	Series F, Rev., 6.00%, 11/15/07	425
1,615	Toledo Lucas County, Port Authority Development, Northwest Ohio Bond Fund, Superior, Series A, Rev., 5.10%, 05/15/09	1,641
1,500	University of Cincinnati, General Receipts, Series A, Rev., AMBAC, 5.00%, 06/01/14	1,582
1,135	University of Toledo, General Receipts, Rev., FGIC, 5.25%, 06/01/11	1,198
1,000	West Geauga Local School District, School Improvement, GO, AMBAC, 5.00%, 11/01/10	1,051
1,680	Westerville City School District, GO, MBIA, 5.25%, 06/01/11 (p)	1,793
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, FGIC, Zero Coupon, 02/01/15	1,245
1,690	Youngstown City School District, Classroom Facilities & School Improvement, GO, FSA, SD CRED PROG, 5.00%, 12/01/14	1,764

		182,913

	Texas — 1.3%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.00%, 06/15/16	1,053
2,500	Southeast Housing Finance Corp., Rev., MBIA, VA MTGS, VEREX, Zero Coupon, 09/01/17 (p)	1,494

		2,547

	Washington — 0.5%
1,000	State of Washington, Series A & AT-6, GO, 6.25%, 02/01/11	1,063

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	West Virginia — 0.5%
1,000	West Virginia Economic Development Authority, Public & Juvenile Correctional Facility, Series A, Rev., MBIA, 4.25%, 06/01/09	1,015

	Total Municipal Bonds (Cost $195,500)	202,665

	Short-Term Investment — 0.5%
	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $1,079)	1,080

	Total Investments — 99.8% (Cost $196,579)	203,745
	Other Assets in Excess of Liabilities — 0.2%	466

	Net Assets — 100.0%	$204,211

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificates of Participation
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
FSA-CR FSA	Custodial Receipts
GNMA COLL	Government National Mortgage Association Collateral
IBC	Insured Bond Certificates
LOC	Letter of Credit
GO	General Obligation
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
PRIV MTGS	Private Mortgages
PSF-GTD	Permanent School Fund Guaranteed
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SD CRED PROG	School District Credit Program
VA	Veterans Administration
VEREX	Verex Assurance Inc.
XLCA XL	Capital Assurance

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,776
Aggregate gross unrealized depreciation	(610)

Net unrealized appreciation/depreciation	$7,166

Federal income tax cost of investments	$196,579

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 96.5%
	Municipal Bonds — 96.5%
	Alabama — 0.1%
250	Alabama Public Housing Authorities, Series A, Rev., FSA, 3.50%, 01/01/10	247

	Alaska — 1.4%
1,945	Alaska Energy Authority Power, Bradley Lake, Third Series, Rev., FSA, 6.00%, 07/01/09	2,068
	Alaska Student Loan Corp.,
250	Series A, Rev., AMBAC, 5.35%, 07/01/07	254
2,915	Series A, Rev., AMBAC, 5.65%, 07/01/07	2,963

		5,285

	Arizona — 4.8%
1,365	City of Sedona, Excise Tax, Rev., MBIA, 5.00%, 07/01/08	1,402
1,000	City of Tuscon, GO, FGIC, 6.40%, 07/01/08	1,054
410	Gila County, IDA, Cobre Valley Community Hospital, Rev., ACA, 5.38%, 12/01/07	418
11,705	Maricopa County, IDA, Coral Point Apartments Project, Series A, Rev., Adj., 4.95%, 03/01/07 (m)	11,755
1,260	Maricopa County, IDA, Correctional Facilities, Phoenix West Prison, Rev., ACA, 3.50%, 07/01/08	1,246
1,000	Salt River Project, Agricultural Improvement & Power Distribution, Electric Systems, Series C, Rev., 6.50%, 01/01/09	1,067
710	Tucson & Prima Counties, IDA, Mortgage Backed Securities Program, Series 1A, Rev., Adj., GNMA/FNMA COLL, 7.45%, 01/01/10	712

		17,654

	Arkansas — 0.6%
	Northwest Regional Airport Authority,
1,090	Rev., ACA, 4.00%, 02/01/07	1,090
1,005	Rev., ACA, 4.00%, 02/01/09	1,000

		2,090

	California — 3.9%
	California Statewide Communities Development Authority, Kaiser Permanent,
1,850	Series C, Rev., Adj., 3.85%, 08/01/31	1,851
4,000	Series G, Rev., Adj., 2.30%, 04/01/34	3,930
3,400	City of Lodi, Electric Systems, Capital Appreciation, Series B, COP, MBIA, Zero Coupon, 01/15/09 (p)	1,252
5,000	Contra Costa County, Class A, Rev., Adj., 3.95%, 04/15/46	4,995
1,210	Orange County, Water District, Series B, COP, MBIA, 4.50%, 08/15/09	1,242
1,000	State of California, GO, 6.25%, 09/01/07	1,031

		14,301

	Colorado — 4.4%
5,750	Arapahoe County Water & Wastewater Authority, Series C, Rev., Adj., LOC: BNP Paribas, 3.12%, 12/01/07	5,567
270	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 4.25%, 02/01/07	270
	Colorado Housing & Finance Authority, Multi-Family Project,
875	Series C-3, Class I, AMT, Rev., 3.15%, 10/01/06	873
495	Series C-3, Class I, AMT, Rev., 3.50%, 10/01/07	493
2,500	Countrydale Metropolitan District, GO, Adj., LOC: Compass Bank, 3.50%, 12/01/07	2,476
	Delta County, Memorial Hospital District Enterprise,
1,065	Rev., 3.75%, 09/01/07	1,058
1,025	Rev., 4.10%, 09/01/08	1,019
1,155	Rev., 4.45%, 09/01/09	1,158
1,035	Denver City & County, Metropolitan Mayors Caucus, Series A, Rev., Adj., GNMA/FNMA/FHLMC COLL, 6.35%, 05/01/09	1,056
1,570	Denver City & County, Various Purpose, Series B, GO, 5.75%, 08/01/08	1,638
485	El Paso County, Series A, Rev., 4.50%, 05/01/12	489

		16,097

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Connecticut — 1.6%
5	City of New Haven, Series C, GO, MBIA, 5.00%, 11/01/08 (p)	5
995	City of New Haven, Unrefunded Balance, Series C, GO, MBIA, 5.00%, 11/01/08	1,026
	State of Connecticut,
3,000	Series B, GO, 5.25%, 06/15/09	3,134
1,495	Series B, GO, 5.75%, 11/01/09 (p)	1,603

		5,768

	Delaware — 1.4%
5,250	Delaware State Health Facilities Authority, Beebe Medical Center Project, Rev., Adj., LOC: PNC Bank N.A., 2.25%, 06/02/06	5,189

	District of Columbia — 2.0%
1,095	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBC, 6.00%, 06/01/07	1,099
1,490	District of Columbia, Unrefunded Balance 2001, Series B, GO, FSA, 5.50%, 06/01/07	1,517
4,500	Washington, D.C. Convention Center Authority, Senior Lien, Rev., AMBAC, 5.25%, 10/01/08	4,653

		7,269

	Florida — 5.5%
1,600	Broward County Wheelabrator, Series A, Rev., 5.50%, 12/01/08	1,661
1,185	City of Atlantic Beach, Fleet Landing Project, Rev., ACA, 5.25%, 10/01/08	1,217
1,755	Escambia County, Housing Finance Authority, Multi-County Program, Series A, Rev., GNMA/FNMA COLL, 2.63%, 10/01/09	1,693
570	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, AMT, Rev., FSA, 4.35%, 07/01/07	569
3,500	Highlands County Health Facilities Authority, Rev., Adj., 5.00%, 11/15/29	3,608
1,550	Hillsborough County, Housing Finance Authority, Multi-Family, Oaks at Riverview Project, Series B, Rev., 2.13%, 01/01/07	1,528
10,000	University Athletic Association, Inc., Athletic Program, Rev., Adj., LOC: Suntrust Bank, 3.50%, 10/01/31 (m)	9,994

		20,270

	Georgia — 2.9%
2,705	City of Columbus Water and Sewer, Rev., FSA, 4.00%, 05/01/07	2,715
2,400	Cobb County Water and Sewer, Rev., 5.00%, 07/01/06	2,403
1,000	Henry County, GO, 4.00%, 07/01/06	1,000
	Monroe County, Development Authority, Oglethorpe Power Corp.,
905	Series A, Rev., MBIA-IBC, 6.70%, 01/01/09	969
500	Series A, Rev., MBIA-IBC, 6.75%, 01/01/10	548
3,000	State of Georgia, GO, 6.25%, 09/01/08	3,166

		10,801

	Hawaii — 3.4%
2,000	Honolulu City & County, GO, MBIA-IBC, 5.45%, 09/11/08 (p)	2,072
	State of Hawaii, Airport Systems,
5,850	Rev., AMT, FGIC, 5.00%, 07/01/07	5,924
4,560	Rev., AMT, FGIC, 5.50%, 07/01/07	4,641

		12,637

	Illinois — 6.7%
5,000	Centerpoint Intermodal Center Program Trust, Tax Allocation, Series F3, TRS-FSA, Adj., 3.36%, 06/15/23	5,000
4,345	Chicago Board of Education, Lease Certificates, Series A, COP, MBIA, 6.25%, 01/01/08	4,512
2,000	Chicago Capital Appreciation Central Loop Project, Series A, GO, XLCA, Zero Coupon, 12/01/08	1,809
1,825	Chicago Central Loop Redevelopment, Tax Allocation, Series A, ACA, 6.50%, 12/01/08	1,934
2,250	Chicago O‘Hare International Airport, General Apartment, Third Lien, Series A, Rev., MBIA, 5.00%, 01/01/09	2,315
1,000	City of Chicago, Second Lien, Rev., MBIA, 6.00%, 01/01/10 (p)	1,083
790	City of Glenview, Multi-Family Housing, Valley Lo Towers II Project,
	Rev., FNMA, 5.20%, 12/01/06	800
1,000	Cook County Forest Preservation District, GO, AMBAC, 5.00%, 11/15/09	1,041
1,250	Illinois Health Facilities Authority, Centegra Health System, Rev., 5.50%, 09/01/07	1,273
1,450	Kane County, School District No. 129 - Aurora West Side, Series A, GO, MBIA, 6.50%, 02/01/08	1,514
1,485	Lake County, Community Consolidated School District No. 73 - Hawthorn, Captial Appreciation 2002, GO, FGIC, Zero Coupon, 12/01/06	1,458
1,675	Winnebago County, School District No. 122 - Harlem-Loves Park, GO, FGIC, 6.55%, 06/01/09	1,803

		24,542

	Indiana — 2.2%
5,000	City of Lawrenceburg, Power Co. Project, Series C, Rev., Adj., 2.62%, 10/01/19	4,974

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,055	Indiana Educational Facilities Authority, Butler University Project, Rev., MBIA, 4.75%, 02/01/08	1,073
	New Albany School District, Floyd County School Building Corp., First Mortgage,
635	Rev., FGIC, 5.00%, 01/15/09	654
1,305	Rev., FGIC, 5.00%, 01/15/10	1,358

		8,059

	Kansas — 0.3%
1,250	City of Lawrence, Series 2005-I, GO, 4.00%, 10/01/06	1,252

	Kentucky — 0.4%
70	Kentucky Housing Corp., Series I, Rev., AMT, FHA, 5.45%, 07/01/06	71
1,290	Lexington-Fayette Urban County Government, Series B, Rev., 5.00%, 07/01/07	1,309

		1,380

	Louisiana — 0.4%
440	Louisiana Housing Fianance Agency, Single Family Home Owner, Series B-2, Rev., GNMA/FNMA COLL, FHA, 6.20%, 12/01/07	449
	Parish of St. Mary, Solid Waste,
225	Rev., 5.40%, 03/01/08	227
280	Rev., 5.40%, 03/01/09	285
295	Rev., 5.40%, 03/01/10	301
310	Rev., 5.40%, 03/01/11	318

		1,580

	Massachusetts — 7.0%
8,450	Bridgewater-Raynham Reginonal School, GO, 4.00%, 09/01/06	8,459
4,700	City of Quincy, Longs, Rev., Adj., FSA, 6.67%, 06/19/06	4,710
750	Commonwealth of Massachusetts, Series B, GO, 6.50%, 08/01/08 (p)	790
2,940	Massachusetts Development Finance Agency, VOA Ayer Ltd. Partnership, Series 1, AMT, Rev., LOC: Fleet National Bank, 2.85%, 12/01/06	2,918
3,025	Massachusetts Housing Finance Agency, Single Family Notes, Series S, Rev., AMT, 4.00%, 12/01/07	3,032
3,000	Massachusetts Housing Finance Agency, Insured Construction Loan, Series A, Rev., FSA, 4.13%, 01/01/08	3,004
	New Bedford Housing Authority, Capital Funding Program,
590	Series A, Rev., 2.05%, 10/01/06	586
605	Series A, Rev., 2.40%, 10/01/07	592
620	Series A, Rev., 2.70%, 10/01/08	601
635	Series A, Rev., 3.00%, 10/01/09	614
375	Series A, Rev., 3.20%, 10/01/10	363

		25,669

	Michigan — 1.7%
1,000	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.00%, 10/15/06	1,005
2,925	Michigan State Hospital Finance Authority, Ascension Health Credit, Series B, Rev., Adj., 5.30%, 11/15/33	2,948
1,240	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 4.75%, 07/01/08	1,257
1,000	Traverse City Area Public Schools, GO, FGIC, 4.35%, 05/01/08	1,013

		6,223

	Minnesota — 0.3%
1,020	Mounds View Independent School District No. 621, Series A, GO, SD CRED PROG, 5.00%, 02/01/08	1,042

	Mississippi — 1.2%
4,540	Biloxi Housing Authority, Cadet Point Senior Village, Rev., FSA, 3.25%, 12/01/06	4,475

	Missouri — 1.5%
	City of St. Louis, Lamber-St. Louis International Airport,
2,500	Series A, Rev., FSA, 5.00%, 07/01/09	2,591
1,115	Series A, Rev., FSA, 5.00%, 07/01/07	1,131
1,340	Missouri Development Finance Board Infrastructure, Public Safety Improvement, Series D, Rev., 5.00%, 03/01/08	1,366
665	Riverview Gardens School District, Capital Appreciation, GO, FSA, Zero Coupon, 04/01/11	545

		5,633

	Nebraska — 0.6%
1,075	Omaha Public Power District, Electric, Series D, Rev., 5.10%, 02/01/08	1,099
1,000	State of Nebraska, State Information Systems, Project, COP, 4.40%, 07/01/08	1,014

		2,113

	New Hampshire — 1.2%
4,000	New Hampshire Business Finance Authority, Series A, Rev., Adj., 3.50%, 02/01/09	3,891
435	New Hampshire Health & Education Facilities Authority, Portsmouth Academy, Rev., ACA, 3.65%, 07/01/08	431

		4,322

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	New Jersey — 2.5%
1,105	New Jersey State Educational Facilities Authority, Fairleigh Dickinson University, Series D, Rev., ACA, 5.00%, 07/01/07	1,116
4,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., MBIA, 5.25%, 12/15/09	4,196
2,685	South Jersey Port Corp., AMT, Rev., 5.00%, 01/01/08	2,725
1,000	State of New Jersey, Series F, GO, 5.50%, 08/01/08	1,038

		9,075

	New Mexico — 3.7%
10,000	New Mexico Educational Assistance Foundation, Student Loan Program, Series B-1, Rev., Adj., GTD STD LNS, 3.60%, 11/01/25	10,000
3,380	New Mexico State Highway Commission, Sub Lien, Series A, Rev., 5.00%, 06/15/09 (p)	3,498

		13,498

	New York — 3.2%
	New York City,
2,035	Series A, GO, 6.25%, 08/01/06 (p)	2,074
235	Series E, GO, 6.00%, 08/01/06 (p)	239
495	Series F, GO, 5.38%, 02/01/08	510
5	Series F, GO, 5.38%, 02/01/08 (p)	5
690	Series F, MBIA-IBC, 6.00%, 08/01/06 (p)	703
245	Series L, MBIA, 5.20%, 08/01/07 (p)	252
	City of New York, Unrefunded Balance,
1,530	Series A, GO, 6.25%, 08/01/06	1,559
1,280	Series L, GO, MBIA, 5.20%, 08/01/07	1,315
1,200	New York State Dormitory Authority, Mount Sinai School of Medicine, Rev., MBIA, 5.00%, 07/01/09	1,241
1,810	New York State Urban Development Corp., State Facilities, Rev., 5.70%, 04/01/09	1,900
2,125	Tobacco Settlement Financing Authority, Series B-1, Rev., 4.00%, 06/01/07	2,131

		11,929

	North Carolina — 1.0%
1,000	City of Charlotte Equipment Acquisition Project, Class A, COP, 5.00%, 03/01/07	1,010
	North Carolina Medical Care Commission, First Mortgage, Deerfield,
1,000	Series A, Rev., 3.13%, 11/01/09	971
1,500	Series A, Rev., 3.38%, 11/01/10	1,458
150	Robeson County, Industrial Facilities & Pollution Control Financing Authority, Campbell Soup Co. Project, Rev., 6.40%, 12/01/06	152

		3,591

	North Dakota — 0.4%
	North Dakota State Housing Finance Agency, Housing Finance,
825	Series B, Rev., 2.95%, 07/01/07	818
580	Series B, Rev., 3.30%, 07/01/08	574

		1,392

	Ohio — 6.3%
	Barberton City School District,
3,000	GO, FGIC, 5.13%, 11/01/08 (p)	3,128
720	Rev., ACA, 5.00%, 01/01/07	724
615	Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project, Series E, Rev., 4.65%, 05/15/14	612
6,000	Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project, Rev., FSA, 3.60%, 12/01/06	5,879
	Columbus Regional Airport Authority, Joseph Knight Towers Projects,
230	Series A, Rev., GNMA COLL, 3.60%, 02/20/09	228
480	Series A, Rev., GNMA COLL, 4.30%, 02/20/14	473
1,690	Ohio State Building Authority, State Facilities, Adult Correction Building, Series A, Rev., 5.75%, 04/01/09	1,779
3,000	Ohio State Mental Health Capital Facilities, Series II-A, Rev., AMBAC, 4.00%, 08/01/09	3,025
2,000	Ohio State, Water Development Authority, Waste Management, Rev., Adj., 4.85%, 11/01/07	2,019
5,100	Summit County Port Authority, Eastland Woods Project, Series C, Rev., 2.65%, 11/01/06	5,067
390	Warren Housing Development Corp., Housing Section 8 Assisted Project, Rev., LOC: Federal Home Loan Bank, 3.75%, 01/01/07	390

		23,324

	Oklahoma — 0.2%
905	Oklahoma Housing Finance Agency, Single Family Mortgage, Series B-2, Rev., AMT, GNMA/FNMA COLL, 6.80%, 09/01/09	928

	Oregon — 1.1%
4,220	MMA Financial CDD Senior Securitization Trust, Harmony Pass Through Certificates, Series A, Rev., Adj., LOC: Compass Bank, 3.38%, 11/01/08 (i)	4,172

	Pennsylvania — 3.4%
500	City of Philadelphia, Gas Works, Series A-1, Rev., FSA, 5.00%, 09/01/09	518
3,935	Delaware River Joint Toll Bridge Commission, Rev., 5.00%, 07/01/06	3,939
1,265	Erie Higher Education Building Authority, Gannon University Project, Series F, Rev., Adj., LOC: PNC Bank N.A., 2.25%, 07/01/13	1,248

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

400	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Series A, Rev., MBIA, 5.60%, 11/15/09	421
1,315	Pennsylvania State Higher Educational Facilities Authority, Association Independent Colleges, Series E1, Rev., Adj., LOC: PNC Bank N.A., 2.00%, 11/01/19	1,303
	Pennsylvania State Housing Finance Agency, Single Family Mortgage,
145	Series 65A, Rev., AMT, 4.60%, 10/01/08	147
5,000	Series 77C, Rev., Adj., AMT, 3.65%, 04/01/12	5,000

		12,576

	Puerto Rico — 2.6%
7,955	Commonwealth of Puerto Rico, Public Improvement, Series C, GO, Adj., RADIAN-IBCC, 5.00%, 07/01/18 (m)	8,119
1,295	Commonwealth of Puerto Rico, Unrefunded Balance, Public Improvement, Series A, GO, 5.00%, 07/01/08	1,320

		9,439

	South Carolina — 0.3%
1,160	Charleston County School District Development Corp., Series B, GO, SCSDE, 5.00%, 02/01/10	1,210

	South Dakota — 1.4%
5,000	South Dakota Housing Development Authority, Homeownership Mortgage, Series I, Rev., AMT, 4.50%, 12/15/06	5,016

	Tennessee — 2.5%
2,500	Knox County Health Educational & Housing Facilities Board, Rev., MBIA, 7.25%, 01/01/08	2,632
1,000	Tennessee Energy Acquisition Corp., Series B, Rev., AMBAC, 5.00%, 09/01/07	1,016
5,895	Tennessee Housing Development Agency, Homeownership Program Issue 3A, Rev., AMT, Zero Coupon, 07/01/07	5,621

		9,269

	Texas — 3.1%
2,885	Brazos River Authority, Pollution Control, Utilities Electricity Co., Series B, Rev., Adj., 5.05%, 06/01/30	2,886
2,900	Brazos River Harbor Navigation District, Dow Chemical Co. Project, Series A-3, Rev., Adj., AMT, 4.95%, 05/15/33	2,919
975	City of Arlington, Permanent Improvement, GO, 5.00%, 08/15/07 (p)	991
	City of Austin, Independent School District, Capital Appreciation,
1,035	GO, FGIC, Zero Coupon, 08/01/10	871
1,205	GO, FGIC, Zero Coupon, 08/01/11	974
1,000	City of El Paso, Water & Sewer, Rev., AMBAC, 5.00%, 03/01/07	1,010
1,195	Keller Higher Education Facilities Corp., Series A, Rev., RADIAN, 4.25%, 06/01/08	1,201
1,000	Texas Public Finance Authority, Unemployment Compensation Assessment, Series A, Rev., FSA, 5.00%, 06/15/08	1,026

		11,878

	Virginia — 1.7%
1,000	Big Stone Gap Redevelopment & Housing Authority, Rev., 5.00%, 09/01/08	1,027
2,000	Louisa Industrial Development Authority, Electric & Power Co. Project, Series A, Rev., Adj., 2.35%, 09/01/30	1,964
2,985	Virginia Beach Development Authority, Sentara Health Systems, Rev., 5.25%, 11/01/08	3,114
350	Virginia Housing Development Authority, Rental Housing, Series F, AMT, Rev., 4.40%, 05/01/07	352

		6,457

	Washington — 4.6%
1,000	Energy Northwest, Wind Project, Rev., MBIA, 5.00%, 07/01/10	1,045
2,835	King County, Limited Tax, Series B, GO, 4.00%, 01/01/09	2,855
	Washington Public Power Supply System,
2,500	Series A, Rev., 5.75%, 07/01/08	2,602
2,000	Series A, Rev., 6.10%, 07/01/06	2,004
3,735	Series A, Rev., MBIA-IBC, Zero Coupon, 07/01/07 (p)	3,592
1,475	Washington Public Power Supply System, Compound Interest, Series A, Rev., Zero Coupon, 07/01/07 (p)	1,418
3,550	Washington Public Power Supply System, Unrefunded Balance, Compound Interest, Series A, Rev., Zero Coupon, 07/01/07	3,399

		16,915

	Wisconsin — 2.6%
7,400	Badger Tobacco Asset Securitization Corp., Asset Backed, Rev., 5.00%, 06/01/08 (m)	7,460
2,000	State of Wisconsin, Series A, GO, 5.00%, 05/01/07	2,025

		9,485

	Wyoming — 0.4%
1,620	Teton County Hospital District, St. John’s, Medical Center, Rev., 5.25%, 12/01/06 (i)	1,622

	Total Municipal Bonds (Cost $359,671)	355,674

Shares

	Short-Term Investments — 2.4%
	Money Market Fund — 2.4%
9,075	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $9,075)	9,075

	Total Investments — 98.9% (Cost $368,746)	$364,749

	Other Assets in Excess of Liabilities — 1.1%	3,960

	Net Assets — 100.0%	$368,709

Percentages indicated are based on net assets.

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:

(b)	Investment in affiliate. Money Market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
COP	Certificated of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTD STD LNS	Guaranteed Student Loans
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LOC	Letters of Credit
MBIA	Municipal Bond Insurance Association
RADIAN	Radian Asset Assurance
RADIAN-IBCC	Radian Insured Bond Custodial Certificate
Rev.	Revenue Bond
SCSDE	South Carolina School District Enhancement
SD CRED PROG	School District Credit Program
TRS	Trust Receipts
XLCA	XL Capital Assurance

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$125
Aggregate gross unrealized depreciation		(4,122)

Net unrealized appreciation/depreciation		$(3,997)

Federal income tax cost of investments		$368,746

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 95.2%
	Municipal Bonds — 95.2%
	Alabama — 0.7%
8,000	Alabama State Public School & College Authority, Capital Improvement, Series C, Rev., 5.75%, 07/01/09	8,532

	Alaska — 0.9%
	Alaska Energy Authority Power, Bradley Lake,
3,485	Fourth Series, Rev., FSA, 6.00%, 07/01/17	3,977
3,915	Fourth Series, Rev., FSA, 6.00%, 07/01/19	4,516
2,000	City of Anchorage,
	Series B, GO, FGIC, 5.88%, 12/01/10 (p)	2,174

		10,667

	Arizona — 2.4%
	Arizona School Facilities Board, State School Trust,
2,290	Series A, Rev., AMBAC, 5.25%, 07/01/11	2,450
6,735	Series A, Rev., AMBAC, 5.75%, 07/01/14	7,482
2,450	Arizona State Transportation Board, Sub-Series A, Rev, 5.25%, 07/01/12	2,636
1,385	City of Glendale, Water & Sewer, Sub Lien, Rev., FGIC, 5.25%, 07/01/15	1,506
3,000	City of Mesa, GO, FGIC, 6.50%, 07/01/09 (p)	3,242
1,000	Maricopa County Unified School District No. 89-Dysart, GO, FGIC, 5.25%, 07/01/20	1,102
450	Maricopa County Unified School District No. 89-Dysart, School Improvement Project of 2002, Series B, GO, FSA, 5.25%, 07/01/14 (p)	488
2,495	Salt River Project Agricultural Improvement & Power District, Salt River Project, Series C, Rev., 5.00%, 01/01/10	2,601
1,090	Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.25%, 12/01/07	1,129
	University of Arizona,
2,190	Series A, COP, AMBAC, 5.00%, 06/01/15	2,302
2,240	Series B, COP, AMBAC, 5.00%, 06/01/15	2,355

		27,293

	California — 12.5%
3,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A, Rev., 5.25%, 04/01/16	3,102
4,200	California Health Facilities Financing Authority, Marshall Medical Center, Series A, Rev, CA MTG INS, 5.00%, 11/01/14	4,268
	California State University, Systemwide,
5,915	Series A, Rev., FGIC, 5.00%, 05/01/13	6,057
2,950	Series C, Rev., MBIA, 5.00%, 11/01/15	3,085
2,000	California State Department of Water Resources, Series J-2, Rev., 6.00%, 12/01/07	2,071
	California State Department of Water Resources, Power Supply,
4,000	Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	4,375
2,000	Series A, Rev., MBIA-IBC, 5.25%, 05/01/12 (p)	2,175
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., 5.50%, 12/01/13	2,963
3,000	California State Public Works Board, Department of Mental Health, Series A, Rev., 5.50%, 06/01/14	3,246
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., CA ST MTG, 5.25%, 11/01/13	4,168
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, MBIA, 5.00%, 04/01/10	365
430	Chino Valley Unified School District, Series A, COP, GO, FSA, 5.38%, 08/01/12	466
250	City of Los Angeles, Department of Water & Power, Series C, Rev., MBIA, 5.25%, 07/01/14	269
3,650	City of Los Angeles, Harbor Department, Rev., 7.60%, 10/01/18 (p)	4,435

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,210	City of Riverside, Electric, Rev., FSA, 5.25%, 10/01/11 (p)	2,394
7,270	Clovis Unified School District, Election 2004, Series B, 5.00%, 08/01/16	7,615
1,000	Fullerton University Foundation, Series A, Rev., MBIA, 5.75%, 07/01/10	1,080
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Enhanced Asset Backed,
2,750	Series B, Rev., 5.63%, 06/01/07 (p)	2,805
3,250	Series B, Rev., 5.75%, 06/01/08 (p)	3,383
5,000	Los Angeles Unified School District, Series A, GO, MBIA, 5.00%, 07/01/16	5,328
2,920	Napa Valley Unified School District, Election 2002, GO, FGIC, 5.00%, 08/01/16	3,033
100	Nevada Union High School District, New Haven, GO, FSA, 12.00%, 08/01/09	124
2,445	Norwalk Redevelopment Agency, Series A, MBIA, 5.00%, 10/01/15	2,513
5,350	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation, AMBAC, 5.25%, 09/01/13	5,723
5,315	Orange County, Recovery Certificate, Series A, COP, MBIA, 5.80%, 07/01/06 (p)	5,431
2,455	Pomona Public Financing Authority, Merged Redevelopment Project, Series AH, Rev., AMBAC, 5.25%, 02/01/13	2,618
50	Pomona Unified School District, Series A, GO, MBIA, 6.10%, 02/01/20	59
1,100	Sacramento Cogeneration Authority, Procter & Gamble Project, Rev., 6.20%, 07/01/06	1,102
6,650	San Bernardino City University School District, Series A, GO, FGIC, 5.75%, 08/01/09 (p)	7,133
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation, Series A, FSA, 5.75%, 10/01/25	2,968
2,000	San Jose Evergreen Community College District, Series A, GO, AMBAC, 5.25%, 09/01/14	2,158
160	San Mateo County Transportation District, Sales Tax, Series A, Rev., MBIA, 5.25%, 06/01/19	177
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	5,422
	South Orange County Public Financing Authority, Foothill Area,
3,880	Series A, FGIC, 5.25%, 08/15/14	4,163
4,740	Series A, Special Tax, FGIC, 5.25%, 08/15/14	5,113
	State of California,
5,000	GO, 5.00%, 08/01/13	5,086
3,000	GO, 5.25%, 02/01/13	3,167
750	GO, MBIA-IBC, 6.50%, 11/01/09	818
5,000	GO, XLCA-ICR, 5.00%, 02/01/12	5,210
5,500	Series A, GO, 5.00%, 07/01/11	5,810
	University of California,
2,500	Series F, Rev., FSA, 5.00%, 05/15/12	2,666
2,060	Series G, Rev., FGIC, 5.00%, 05/15/13	2,141
6,710	University of California, Multiple Purpose Projects, Series Q, Rev., FSA, 5.00%, 09/01/11	6,903
2,000	West Valley-Mission Community College District, Election 2004, Series A, GO, FSA, 5.00%, 08/01/16	2,094

		145,282

	Colorado — 1.9%
1,045	Colorado Water Resources & Power Development Authority, Series A, Rev., 5.25%, 09/01/09	1,100
	Denver City & County, Airport,
6,925	Series A, Rev., AMBAC, 6.00%, 11/15/10	1,719
1,600	Series D, Rev., AMBAC-TCRS, 7.75%, 11/15/13	7,907
2,000	Douglas County School District No. Re-1 Douglas & Elbert Counties, GO, FGIC, 5.75%, 12/15/14	2,230
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/22	4,583
	Larimer County School District No. R-001 Poudre,
690	COP, MBIA, 5.00%, 12/15/10	725
925	COP, MBIA, 5.00%, 12/15/11	979
1,030	COP, MBIA, 5.00%, 12/15/12	1,094
805	COP, MBIA, 5.00%, 12/15/13	857

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,175	Weld & Adams Counties School District, No. Re-3J GO, FSA, 5.00%, 12/15/14	1,238

		22,432

	Connecticut — 0.6%
1,050	City of Hartford, Series C, GO, MBIA, 5.00%, 09/01/20	1,128
1,425	City of Waterbury, Series A, GO, FSA, 5.50%, 04/01/12 (p)	1,548
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut
1,420	Series A, Rev., 6.38%, 07/01/10 (p)	1,571
1,320	Series A, Rev., 6.38%, 07/01/10	1,439
1,375	State of Connecticut, Series C, GO, 5.38%, 12/15/10 (p)	1,468

		7,154

	Delaware — 0.5%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., GO OF HOSP, 6.90%, 01/01/18 (p)	6,000

	District of Columbia — 1.7%
	District of Columbia,
725	Series A, GO, MBIA-IBC, 6.00%, 06/01/07 (p)	728
3,965	Series B, GO, MBIA, 6.00%, 06/01/19	4,605
10,950	District of Columbia, George Washington University, Series A, Rev., MBIA, 6.00%, 09/15/09	11,775
2,515	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBC, 6.00%, 06/01/07	2,523

		19,631

	Florida — 3.4%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., FSA, 6.05%, 10/01/14	4,276
2,005	Florida Municipal Loan Council, Series A, Rev., MBIA, 5.00%, 02/01/15	2,082
3,235	Florida State Department of Environmental Protection, Florida Forever Series A, Rev., AMBAC, 5.00%, 07/01/11	3,419
5,000	Highlands County Health Facilities Authority, Hospital Adventist Sunbelt, Series A, Rev., 6.00%, 11/15/11 (p)	5,556
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., FGIC, 6.00%, 10/01/18	3,669
2,415	Hillsborough County, Parks & Recreation Program, GO, MBIA, 5.25%, 07/01/25	2,678
	Orange County Health Facilities Authority,
3,760	Series A, Rev., MBIA, 6.25%, 10/01/12 (p)	4,258
1,580	Series C, Rev., MBIA, 6.25%, 10/01/12 (p)	1,790
	Orange County Health Facilities Authority, Unrefunded Balance
1,255	Series A, Rev., MBIA, 6.25%, 10/01/12	1,409
680	Series C, Rev., MBIA, 6.25%, 10/01/12	763
	Palm Beach County, North County Courthouse Projects,
1,455	Rev., 5.00%, 12/01/15	1,554
1,605	Rev., 5.00%, 12/01/17	1,715
2,475	Peace River/Manasota Regional Water Supply Authority, Utility System, Series A, Rev., FSA, 5.00%, 10/01/15	2,593
	Santa Rosa Bay Bridge Authority, Capital Appreciation,
500	Rev., ACA-CBI-MBIA-IBC, Zero Coupon, 07/01/19	272
2,255	Rev., ACA-CBI-MBIA-IBC, Zero Coupon, 07/01/20	1,166
1,975	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	2,150

		39,350

	Georgia — 7.4%
1,500	City of Fairburn Combined Utilities, Rev., 5.75%, 10/01/10	1,565
10,000	Dalton Development Authority Rev., MBIA, 5.50%, 08/15/26 (k)	11,232
7,115	De Kalb County Housing Authority, Fox Hollow Apartment, Rev., Adj., 7.00%, 05/15/07 (p)	7,326
	Forsyth County School District,
7,700	GO, ST AID WITHHLDG, 5.75%, 02/01/10 (p)	8,379
6,000	GO, ST AID WITHHLDG, 6.00%, 02/01/10 (p)	6,578
	Georgia Municipal Electric Authority,
4,000	Series B, Rev., 6.20%, 01/01/10	4,304
4,500	Series BB, Rev., MBIA-IBC, 5.25%, 01/01/25	4,964

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,490	Series C, Rev., MBIA-IBC, 5.25%, 01/01/25	2,747
5,000	Gwinnett County Water & Sewer Authority, Rev., 4.50%, 08/01/16	5,028
	Metropolitan Atlanta Rapid Transit Authority,
2,950	Series P, Rev., AMBAC, 6.25%, 07/01/11	3,226
10,485	Series P, Rev., AMBAC, 6.25%, 07/01/20	12,174
3,110	Savannah EDA, College of Art & Design Project, Rev., 6.60%, 10/01/09 (p)	3,431
	State of Georgia,
5,500	Series B, GO, 6.00%, 03/01/12	6,131
5,000	Series B, GO, 6.30%, 03/01/10	5,447
3,610	Series D, GO, 6.70%, 08/01/10	4,020

		86,552

	Hawaii — 0.4%
4,500	City of Honolulu, Series A, GO, 7.35%, 07/01/08	4,818

	Idaho — 0.1%
1,320	University of Idaho, Student Fee, Recreation Center Project, Rev., FSA, 6.00%, 04/01/09	1,409

	Illinois — 4.7%
10,000	Chicago O’Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 07/03/06	10,214
1,750	Chicago Public Building Commission Building, Series A, Rev., MBIA, 7.00%, 01/01/20 (p)	2,193
3,990	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.00%, 12/01/15	5,165
3,130	Cook-Kane Lake & Mchenry Counties Community College District No. 512, GO, 5.00%, 12/01/12	3,327
3,970	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., Adj., 5.50%, 08/01/11	4,269
920	Illinois Housing Development Authority, Multi-Family Program, Series 3, Rev., 6.10%, 07/03/06	921
7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project, Dedicated State Tax, Rev., FGIC, 5.50%, 12/15/09	7,406
	Regional Transportation Authority,
2,425	Rev., MBIA, 6.25%, 07/01/15	2,815
6,000	Rev., MBIA, 6.50%, 07/01/30	7,639
4,000	Series D, Rev., FGIC, 7.75%, 06/01/19	5,134
4,725	State of Illinois, Sales Tax, Series P, Rev., 6.50%, 06/15/22	5,638

		54,721

	Indiana — 2.4%
1,550	Beech Grove School Building Corp., First Mortgage, Rev., MBIA, 6.25%, 07/05/16	1,744
80	City of Indianapolis, Gas Utilities, Rev., 7.00%, 07/03/06 (p)	82
1,000	Evansville-Vanderburgh County Building Authority, Rev., MBIA, 5.80%, 08/01/06 (p)	1,024
500	Franklin Community School Building Corp., First Meeting, Rev., FSA, 5.85%, 07/15/06 (p)	511
300	Indiana Educational Facilities Authority, Rose Hulman Institute Project, Rev., MBIA, 6.00%, 06/01/06 (p)	306
1,000	Indiana Health Facilities Finance Authority, Clarian Health Partners Inc., Series A, Rev., 5.50%, 02/15/07 (p)	1,032
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., MBIA, 5.50%, 01/01/16	3,300
8,750	Indiana Transportation Finance Authority, Series A, Rev., 6.80%, 12/01/16 (m)	10,259
885	Indiana Transportation Finance Authority, Highway, Series A, Rev., 7.25%, 06/01/15 (p)	997
3,115	Indiana Transportation Finance Authority, Unrefunded Balance, Airport Facility, Series A, Rev., 7.25%, 06/01/15	3,696
	South Bend Community School Corp., First Mortgage,

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,400	Rev., FSA, ST AID WITHHLDG, 5.70%, 08/01/07 (p)	2,480
1,180	Vincennes Community School Building Corp., First Mortgage, Rev., FSA, 6.00%, 07/03/06	1,206
1,000	Whitko Middle School Building Corp., First Mortgage, Rev., FSA, 5.88%, 01/15/07	1,032

		27,669

	Kansas — 0.5%
3,050	Johnson County Unified School District 232, Series A, GO, FSA, 5.25%, 09/01/15	3,267
1,900	Sedgwick County Unified School District No. 259, GO, 5.25%, 09/01/09	1,989

		5,256

	Kentucky — 0.4%
4,090	Louisville & Jefferson County Metropolitan Sewer District, Series A, Rev., FGIC, 5.63%, 11/15/09	4,352

	Louisiana — 2.8%
7,970	City of Baton Rouge, Public Improvement, Series A, Rev., FGIC, 5.25%, 08/01/08	8,303
7,505	City of Shreveport, Series A, GO, FGIC, 5.25%, 05/01/09 (p)	7,826
12,330	St. Bernard Parish, Rev., FSA, 5.00%, 03/01/14	12,864
3,040	State of Louisiana, Gas & Fuels Tax, Series A, Rev., AMBAC, 5.38%, 06/01/12	3,190

		32,183

	Maryland — 0.3%
2,750	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.50%, 03/01/15	3,057

	Massachusetts — 1.2%
1,390	City of Auburn, GO, AMBAC, 5.13%, 06/01/14	1,476
470	City of Pittsfield, GO, MBIA, 5.13%, 04/15/12	499
2,050	Commonwealth of Massachusetts, Consolidated Lien, Series A , Rev., 5.75%, 12/15/10	2,205
4,185	Massachusetts Bay Transportation Authority, General Transportation Systems, Series A, GO, FGIC, 5.50%, 03/01/09 (p)	4,424
2,250	Massachusetts Port Authority, Series B, Rev., AMT, FSA, 5.50%, 07/01/09	2,353
1,975	Massachusetts State College Building Authority, Series A, Rev., 7.50%, 05/01/14	2,379
1,000	New England Education Loan Marketing Corp., Issue H, Rev., GTD STD LNS, 6.90%, 11/01/09	1,034

		14,370

	Michigan — 4.9%
1,375	Armada Area Schools, School Building & Site, GO, MBIA, Q-SBLF, 5.00%, 05/01/15	1,430
1,500	Caledonia Community Schools, GO, MBIA, Q-SBLF, 5.85%, 05/01/07 (p)	1,530
5,240	Clinton Township, Building Authority, Rev., AMBAC, 5.50%, 11/01/17	5,790
1,125	Fenton Area Public Schools, GO, FGIC, Q-SBLF, 5.00%, 05/01/15	1,194
3,000	L’Anse Creuse, Public Schools, GO, FSA, Q-SBLF, 5.00%, 11/01/14	3,167
	Lamphere Schools Oakland County,
1,945	GO, FSA, Q-SBLF, 5.00%, 05/01/12	2,062
1,875	GO, FSA, Q-SBLF, 5.00%, 05/01/14	1,998
1,410	Madison District Public Schools, GO, FGIC, Q-SBLF, 5.00%, 05/01/15	1,503
10,000	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	10,891

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

15,000	Michigan Strategic Fund, Detroit Education Community Center Convention, Rev., Adj., AMBAC, 4.85%, 09/01/30	15,547
1,000	Rochester Community School District, Series I, GO, FGIC, Q-SBLF, 5.75%, 05/01/10 (p)	1,073
1,670	Rockford Public School District, GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,746
	State of Michigan,
1,250	Rev., FSA, 5.25%, 05/15/15	1,356
1,520	Rev., FSA, 5.50%, 11/01/18	1,704
3,000	Western Michigan University, Rev., FGIC, 4.38%, 05/15/15	2,933
	Willow Run Community Schools,
1,465	GO, FSA, Q-SBLF, 5.00%, 05/01/13	1,558
1,650	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,760

		57,242

	Minnesota — 0.3%
2,560	Farmington Independent School District No. 192, School Building, Series A, GO, FSA, SD CRED PROG, 4.50%, 02/01/16	2,562
560	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., MBIA, 5.90%, 07/03/06,	565

		3,127

	Mississippi — 0.9%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., FSA, 6.00%, 07/01/12 (m) (p)	8,979
1,000	State of Mississippi, Series D, GO, MBIA-IBC, 5.00%, 11/01/19	1,074

		10,053

	Missouri — 0.6%
1,105	City of Sikeston, Rev., MBIA, 6.00%, 06/01/16	1,270
1,505	Jackson County Public Building Corp., Capital Improvements Project, Rev., 5.00%, 12/01/13	1,545
2,500	St. Louis Municipal Finance Corp., Convention Center Project, Rev., AMBAC, 5.25%, 07/15/13	2,696
1,000	University of Missouri, Curators University Series B, Rev., 5.00%, 11/01/17	1,051

		6,562

	Montana — 0.5%
	Montana State Board of Regents,
890	Series H, Rev., AMBAC, 5.00%, 11/15/14	936
125	Series H, Rev., AMBAC, 5.50%, 11/15/14	138
4,925	Montana State Board of Regents, Montana State University, Series I, Rev., AMBAC, 5.00%, 11/15/14	5,169

		6,243

	Nevada — 1.4%
5,000	Clark County School District, Series A, GO, MBIA, 7.00%, 06/01/11	5,701
6,000	Director of the State of Nevada Department of Business & Industry, Capital Appreciation, Las Vegas Monorail, Rev., AMBAC, Zero Coupon, 01/01/16	3,895
6,000	Truckee Meadows, Water Authority, Series A, Rev., FSA, 5.00%, 07/01/11	6,202

		15,798

	New Hampshire — 0.2%
	City of Manchester,
1,010	GO, 5.25%, 06/01/14	1,097
1,020	GO, 5.25%, 06/01/17	1,117

		2,214

	New Jersey — 4.4%
4,200	Freehold Regional High School District, GO, FGIC, 5.60%, 03/01/10 (p)	4,477
	Hudson County,
2,180	COP, MBIA, 6.00%, 12/01/08	2,293
2,460	COP, MBIA, 6.00%, 12/01/09	2,630
2,225	COP, MBIA, 6.00%, 12/01/11	2,442
1,855	Jersey City, School Improvement Series B, GO, AMBAC, 5.25%, 03/01/16	2,017
2,980	Lenape Regional High School District, GO, FGIC, 5.00%, 10/01/14	3,152

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,500	New Jersey EDA, Cigarette Tax, Rev., 5.63%, 06/15/07	7,625
1,170	New Jersey State Educational Facilities Authority, Fairleigh Dickinson University, Series G, Rev., 5.70%, 07/01/08	1,206
3,165	New Jersey State Housing & Mortgage Finance Agency, Series D, Rev., FGIC, 4.70%, 05/01/14	3,172
5,000	New Jersey State Highway Authority, Senior Parkway, Rev., 6.20%, 01/01/10 (p)	5,300
2,900	New Jersey State Transit Corp., Federal Transportation Administration Grants, Series B, COP, AMBAC, 5.50%, 09/15/12	3,144
19,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transition System, Series C, Rev., AMBAC, Zero Coupon, 12/15/36	4,185
	New Jersey Transportation Trust Fund Authority, Transition System
1,000	Series A, Rev., 5.75%, 06/15/15	1,123
5,000	Series C, Rev., MBIA, 5.25%, 06/15/15 (p)	5,429
3,125	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation Systems, Series B, Rev., MBIA, 6.50%, 06/15/10	3,432

		51,627

	New Mexico — 0.5%
4,725	Los Alamos County Utilities, Series A, Rev., FSA, 5.00%, 07/01/13	5,005
905	New Mexico Mortgage Finance Authority, Single Family Mortgage, Rev., Adj., GNMA/FNMA/FHLMC COLL, 5.90%, 07/01/07	906

		5,911

	New York — 14.5%
1,390	Coxsackie-Athens Central School District, GO, FSA, ST AID WITHHLDG, 5.00%, 06/15/15	1,479
300	Erie County IDA, City of Buffalo Project, Rev., FSA, ST AID WITHHLDG, 5.75%, 05/01/12	329
3,000	Metropolitan Transportation Authority, Series A, Rev., 5.13%, 07/01/12	3,133
2,505	New York City, Series F, GO, 6.00%, 01/15/13 (p)	2,807
	New York City, Unrefunded Balance,
15,635	GO, 6.00%, 01/15/13 (m)	17,303
745	Series A, GO, 6.00%, 05/15/10 (p)	807
2,850	New York City Municipal Water Finance Authority, Series A, Rev., 5.75%, 06/15/09 (p)	3,046
565	New York City Municipal Water Finance Authority, Water & Sewer System, Unrefunded Balance, Series B, Rev., 6.00%, 06/15/10	615
	New York City Transitional Finance Authority,
1,330	Series A-1, Rev., 5.00%, 11/01/15	1,395
1,050	Series C, Rev., 5.88%, 05/01/10 (p)	1,142
8,000	New York City Transitional Finance Authority, Future Tax, Series C, Rev., 5.50%, 05/01/10 (p)	8,595
	New York City Transitional Finance Authority, Future Tax Secured
695	Series B, Rev., 5.50%, 02/01/11 (p)	753
3,000	Series B, Rev., Adj., 5.25%, 02/01/11	3,171
9,000	Series C, Rev., 5.50%, 05/01/10 (p)	9,669
2,305	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.50%, 02/01/11	2,479
2,900	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07	2,960
	New York Municipal Bond Bank Agency,
3,900	Series C, Rev., ST AID WITHHLDG, 5.25%, 06/01/13	4,123
	New York State Dormitory Authority, City University System,
2,000	CONS, Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13	2,162
5,000	CONS, Series A, Rev., FSA-CR, 5.75%, 07/01/13	5,554
3,000	Series A, Rev., FGIC, 5.13%, 07/01/10 (p)	3,162

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,400	New York State Dormitory Authority, City University System, Unrefunded Balance, Series 2, Rev., 5.88%, 07/03/06	1,430
3,020	New York State Dormitory Authority, State University Dorm Facilities, Series B, Rev., MBIA, 5.25%, 07/01/15	3,262
	New York State Environmental Facilities Corp., Revolving Funds,
	New York City Municipal Water Project,
9,345	Series D, Rev., 5.38%, 06/15/12	10,041
7,270	Series E, Rev., 5.38%, 06/15/12	7,828
7,135	Series E, Rev., 5.38%, 06/15/12	7,682
	New York State Urban Development Corp.,
2,855	Series A, Rev., 5.38%, 03/15/12	3,054
1,475	Series A, Rev., 5.38%, 03/15/12 (p)	1,597
26,000	Port Authority of New York & New Jersey, 93rd Series, Rev., GO, 6.13%, 06/01/24 (m)	30,328
10	Rome City School District, GO, FGIC, ST AID WITHHLDG, 5.00%, 06/15/12	11
8,000	Sales Tax Asset Receivables Corp., Series A, Rev., MBIA, 5.00%, 10/15/14	8,373
	State of New York,
6,040	Series A, GO, 6.00%, 05/15/10 (p)	6,600
2,400	Series F, GO, MBIA-IBC, 5.25%, 02/01/08	2,477
6,000	Tobacco Settlement Financing Corp., Series C-1, Rev., 5.50%, 06/01/13	6,444
3,000	Tobacco Settlement Financing Corp., Asset Backed, Series A-1, Rev., 5.50%, 06/01/13	3,231
1,900	Utica IDA, Munson-Williams-Proctor Institution, Series A, Rev., 5.38%, 07/15/09	1,996

		169,038

	North Carolina — 1.0%
6,600	City of Charlotte, GO, 5.50%, 06/01/10 (p)	7,146
4,400	Cumberland County, GO, 5.70%, 03/01/10 (p)	4,780
35	North Carolina State Housing Finance Agency, Single Family, Series FF, Rev., AMT, FHA, 6.25%, 07/03/06	37

		11,963

	North Dakota — 1.0%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center, Series A, Rev., FSA, 5.25%, 07/01/08	4,500
5,000	Mercer County, Antelope Valley Station, Rev., AMBAC, 7.20%, 06/30/13	5,727
1,300	North Dakota State Water Commission, Water Development & Management Program, Series A, Rev., MBIA, 5.00%, 08/01/15	1,371

		11,598

	Ohio — 3.2%
2,375	City of Cincinnati, Series A, GO, 5.00%, 12/01/15	2,500
1,500	Chillicothe City School District, School Improvement GO, FGIC, ST AID WITHHLDG, 5.25%, 12/01/14	1,609
7,000	City of Cleveland, Cleveland Stadium Project, COP, AMBAC, 5.25%, 11/15/07	7,268
800	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National, Series D, Rev., 5.00%, 11/15/15	804
2,055	Cleveland-Cuyahoga County Port Authority, Port Development Cleveland Bond Fund, Series C, Rev., 5.95%, 05/15/12	2,160
2,965	Hamilton County, Sales Tax, Series B Rev., AMBAC, 5.75%, 12/01/10	3,196
1,395	Indian Hill Exempt Village School District, School Improvement, GO, 5.00%, 12/01/17	1,495
3,000	Lucas County, Hospital, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/09	3,187
4,000	Ohio Air Quality Development Authority, Edison Project, Series A, Rev., Adj., AMBAC, 3.25%, 07/03/06	3,953
5,635	RiverSouth Authority, RiverFront Area Redevelopment, Series A, Rev., 5.25%, 06/01/14	5,976

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,055	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.00%, 12/01/14	1,139
1,535	Toledo-Lucas County Port Authority, Northwest Bond Fund, Series A, Rev, 6.00%, 05/15/11	1,592
930	Toledo-Lucas County Port Authority, Northwest Bond Fund, Woodsage Project, Series B, Rev., 5.40%, 05/15/14	961
1,650	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund, Series C, Rev., 6.38%, 11/15/13	1,776

		37,616

	Oklahoma — 0.0% (g)
535	Oklahoma State Housing Finance Agency, Series B-2, Rev., AMT, GNMA/FNMA, 6.80%, 09/01/09 (g)	549

	Oregon — 0.6%
1,365	Tri-County Metropolitan Transportation District, Limited Tax Pledge, Series A, Rev., FSA, 5.00%, 09/01/15	1,453
5,000	Washington County Unified Sewerage Agency, Senior Lien, Series A, Rev., FGIC, 5.75%, 10/01/10	5,399

		6,852

	Pennsylvania — 1.1%
1,425	Butler Area School District, Series B, GO, FGIC, 5.25%, 09/15/17	1,559
2,375	Delaware River Port Authority, Rev., FSA, 5.63%, 01/01/10	2,516
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.50%, 07/01/12	7,054
1,775	Tredyffrin-Easttown School District, GO, ST AID WITHHLDG, 4.50%, 02/15/15	1,794

		12,923

	Puerto Rico — 2.9%
	Commonwealth of Puerto Rico,
5,655	GO, MBIA, 6.00%, 07/01/16	6,540
1,875	Series C, GO, Adj., MBIA, 5.00%, 07/01/28	1,917
	Puerto Rico Electric Power Authority,
10,000	Series KK, Rev., MBIA, 5.50%, 07/01/15 (m)	11,061
3,880	Series Y, Rev., MBIA, 7.00%, 07/01/07	4,016
5,000	Puerto Rico Highway & Transportation Authority, Series B, Rev., 6.00%, 07/01/10 (p)	5,463
	Puerto Rico Public Buildings Authority, Government Facilities,
1,630	Series A, Rev., AMBAC, 6.25%, 07/01/11	1,811
2,800	Series K, Rev., Adj., 4.50%, 07/01/07	2,810

		33,618

	South Carolina — 1.8%
1,565	Berkeley County, Water & Sewer, Rev., MBIA, 5.25%, 06/01/13 (p)	1,692
290	Berkeley County, Water & Sewer, Unrefunded Balance Rev., MBIA, 5.25%, 06/01/13	309
1,000	Charleston County, Transition Sales Tax, GO, ST AID WITHHLDG, 5.00%, 11/01/15	1,054
2,450	Charleston Educational Excellence Finance Corp., Charleston County School District Project, Rev., 5.00%, 12/01/14	2,548
4,100	Georgetown County School District, GO, 5.75%, 03/01/11 (p)	4,452
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.75%, 01/01/20 (p)	4,866
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	5,683

		20,604

	South Dakota — 0.8%
	Heartland Consumers Power District, Electric,
3,476	Rev., 6.38%, 01/01/16 (p)	3,878
2,475	Rev., 7.00%, 01/01/16 (p)	2,810
2,500	Rev., FSA, 6.00%, 01/01/17	2,863

		9,551

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Tennessee — 0.7%
1,330	City of Franklin, GO, 5.00%, 04/01/23	1,430
	Knox County Health Educational & Housing Facilities Board, FT Sanders Alliance,
1,360	Rev., MBIA, 7.25%, 01/01/09	1,472
1,300	Rev., MBIA, 7.25%, 01/01/10	1,444
3,000	Metropolitan Government Nashville & Davidson County, Rev., FGIC, 5.20%, 01/01/13	3,228

		7,574

	Texas — 3.7%
1,080	City of Austin, Series A, Rev., AMBAC, 5.00%, 11/15/14	1,137
695	City of Austin, Certificates of Obligation, GO, MBIA, 5.00%, 09/01/14	731
	City of Austin, Town Lake Park Community Events,
1,360	Rev., FGIC, 5.00%, 11/15/14	1,450
1,590	Rev., FGIC, 5.00%, 11/15/15	1,689
6,000	City of Brownsville, Priority Refunding, Utilities, Rev., MBIA, 6.25%, 09/01/14 (p)	6,674
2,500	City of Laredo, Series B, Rev., FSA, 5.00%, 10/01/15	2,625
	City of Pharr,
1,710	GO, Series B, MBIA, 5.00%, 08/15/15	1,800
1,675	Series B, GO, MBIA, 5.00%, 08/15/15	1,771
4,250	City of San Antonio, Series 2000, Rev., 5.00%, 02/01/17 (p)	4,496
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., FGIC, 5.50%, 11/01/11	3,162
3,000	Harris County GO, 5.00%, 10/01/11	3,158
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.50%, 10/01/19 (p)	1,640
3,085	Lewisville Combination Contract, Special Assessment Capital Improvement District 2, GO, ACA, 5.88%, 09/01/12	3,261
3,220	Midtown Redevelopment Authority, Tax Allocation, AMBAC, 5.00%, 01/01/15	3,345
5,000	Texas A & M University, Financing System, Rev., 5.38%, 05/15/09 (p)	5,231
1,085	Travis County, GO, 5.25%, 03/01/17	1,171

		43,341

	Utah — 0.2%
535	Utah Housing Finance Agency, Single Family Mortgage, Series A-2, Rev., FHA, 6.25%, 01/01/07	549
1,315	Utah State Board of Regents, Dixie College, Series A, Rev., AMBAC, 5.50%, 05/01/09	1,370

		1,919

	Virginia — 1.0%
3,395	City of Lynchburg, Public Improvement, GO, 5.00%, 06/01/14	3,589
4,140	City of Norfolk, Water, Rev., MBIA, 5.88%, 07/03/06	4,230
1,735	Loudoun County Sanitation Authority, Water & Sewer System, Rev., 5.00%, 01/01/12	1,836
2,385	Virginia Resources Authority, Virginia Pooled Financing Program, Sub-Series A, Rev., 5.00%, 05/01/12	2,528

		12,183

	Washington — 3.0%
5,000	City of Seattle, Municipal Light & Power, Rev., MBIA-IBC, 6.00%, 10/01/09 (p)	5,400
5,000	Energy Northwest, Project No. 1, Series A, Rev., MBIA, 5.50%, 07/01/12	5,419
7,000	Energy Northwest, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/09	7,314
4,965	Skagit County Consolidated School District No. 320 Mount Vernon, GO, FSA, SCH BD GTY, 5.25%, 12/01/15	5,334
145	State of Washington, Unrefunded Balance, Series A, GO, 6.75%, 02/01/07	148
5,000	Washington Metropolitan Area Transit Authority, Rev., MBIA, 5.00%, 07/01/12	5,329

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

195	Washington Public Power Supply System, Series B, Rev., 7.25%, 07/01/09 (p)	205
15	Washington Public Power Supply System, Unrefunded Balance, Series B, Rev., 7.25%, 07/01/09	16
5,430	Washington University, Housing & Dining, Junior Lien, Series A, Rev, AMBAC, 5.50%, 10/01/22	6,093

		35,258

	West Virginia — 0.8%
5,250	State of West Virginia, State Roads, GO, 5.75%, 06/01/09 (p)	5,602
	West Virginia Water Development Authority, Loan Program II,
1,850	Series A-II, Rev., FGIC, 5.00%, 11/01/15	1,906
1,635	Series B-II, Rev., FGIC, 5.00%, 11/01/15	1,684

		9,192

	Wisconsin — 0.4%
4190	Wisconsin Health & Educational Facilities Authority, Froedert & Community Health Obligation, Rev., 5.63%, 10/01/11	4,565

	Total Municipal Bonds (Cost $1,056,562)	1,107,849

	Short-Term Investments — 4.4%
	Investment Company — 4.4%

Shares

51,260	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $51,260)	51,260

	Total Investments — 99.6%
	(Cost $1,107,822)	1,159,109
	Other Assets in Excess of Liabilities — 0.4%	4,097

	Net Assets — 100.0%	$1,163,206

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CA MTG INS	California Mortgage Insurance
CA ST MTG	California State Mortgage
CBI	Certificate of Bond Insurance
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GO OF HOSP	General Obligation of Hospital
GTD STD LNS	Guaranteed Student Loans
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

MBIA	Municipal Bond Insurance Association
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
SCH BD GTY	School Bond Guarantee
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/06 (USD)	Unrealized Appreciation (USD)

Short Futures Outstanding (132)	U.S. Treasury Bond	September 2006	($14)	$101

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation				$54,626
Aggregate gross unrealized depreciation				(3,339)

Net unrealized appreciation/depreciation				$51,287

Federal income tax cost of investments				$1,107,822

JPMorgan West Virginia Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal
Amount ($)	Security Description	Value ($)

	Long-Term Investments — 97.7%
	Municipal Bonds — 97.7%
	Illinois — 2.7%
2,420	Cook County School District No. 99-Cicero, Series C, GO, FSA, 5.00%, 12/01/15	2,575

	Kansas — 2.4%
3,225	Labette County, Single Family Mortgage, Rev., Zero Coupon,12/01/14 (p) (m)	2,247

	Maryland — 0.8%
1,870	Prince Georges County Housing Authority, Capital Appreciation, Foxglenn Apartments, Series A, Rev., GNMA COLL, Zero Coupon, 06/19/06	756

	Puerto Rico — 3.7%
2,400	Commonwealth of Puerto Rico, GO, 5.75%, 07/01/07	2,487
1,000	Puerto Rico Industrial Tourist Medical & Environmental Control Facilities Financing Authority, Auxilio Mutuo Hospital Obligation Group, Series A, Rev., MBIA, 5.80%, 07/01/06	1,002

		3,489

	West Virginia — 88.1%
1,525	Brooke, Pleasants, Tyler & Wetzel Counties, Single Family Mortgage, Rev., 7.40%, 08/15/10 (p)	1,736
635	City of Charleston, Building Commission, Center for Arts & Science Project, Rev., 5.30%, 06/01/09 (i)	659
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., FSA, 5.75%, 12/15/09	1,209
	City of Clarksburg, Capital Appreciation, Water Improvement,
1,020	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/08	936
1,000	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/11	811
	City of Fairmont, Waterworks,
790	Rev., MBIA, 5.30%, 07/01/07	818
925	Rev., MBIA, 5.50%, 07/01/07	959
	City of Parkersburg, WaterWorks & Sewer System,
2,630	Rev., FSA, 5.50%, 09/01/06	2,695
1,430	Series A, Rev., FGIC, 5.00%, 08/01/15	1,500
1,000	City of Wheeling, Waterworks & Sewer System, Rev., FGIC, 5.40%, 06/01/07	1,016
2,500	Harrison County Board of Education, GO, FGIC, 6.40%, 05/01/07 (p)	2,563
1,770	Harrison County County Commission, Series A, SO, 6.25%, 05/15/10 (p)	1,897
735	Jackson County Residential Mortgage, Rev., FGIC, 7.38%, 06/01/10 (p)	831
1,000	Jefferson County Board of Education, Public School, GO, 5.25%, 07/01/09	1,045
3,260	Kanawha, Mercer and Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/15 (p)	2,092
5,550	Kanawha-Putnam County, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/16 (p)	3,429
1,065	Marion County, Single Family Mortgage, Rev., FGIC PRIV MTGS, 7.38%, 08/01/11 (p)	1,236
430	Marshall County, SO, 6.50%, 05/15/10 (p)	459
1,000	Pleasants County Industrial Development, Potomac Power, Series C, Rev., MBIA-IBC, 6.15%, 07/03/06	1,006
1,750	Pleasants County Industrial Development, West Penn Power, Series C, Rev., AMBAC MBIA, 6.15%, 07/03/06	1,761
2,000	Raleigh, Fayette & Nicholas Counties, SO, 6.25%, 08/01/11 (p)	2,200
	State of West Virginia,
1,000	GO, FGIC, 5.25%, 06/01/08	1,031
1,000	Series B, GO, AMT, FGIC, 5.80%, 11/01/06	1,027
1,000	Series B, GO, AMT, FGIC, 5.85%, 11/01/06	1,027
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/13	733
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/14	696
1,075	State of West Virginia, Infrastructure Series B, AMT, GO, FGIC, 5.75%, 11/01/12	1,169

JPMorgan West Virginia Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal
Amount ($)	Security Description	Value ($)

	State of West Virginia, State Roads,
1,500	GO, 5.20%, 06/01/09 (p)	1,577
2,000	GO, 5.75%, 06/01/09 (p)	2,134
1,000	GO, FGIC, 5.00%, 06/01/15	1,048
970	GO, FGIC, 5.50%, 06/01/10 (p)	1,042
1,075	GO, FSA, 5.25%, 06/01/09 (p)	1,132
1,000	West Virginia Economic Development Authority, Capitol Parking Garage Project, Rev., AMBAC, 5.63%, 06/01/09	1,068
1,000	West Virginia Economic Development Authority, Correctional Juvenile, Series A, Rev., MBIA, 5.50%, 06/01/12	1,090
500	West Virginia Economic Development Authority, Department of Enviromental Protection, Rev., 4.00%, 11/01/09	504
	West Virginia Higher Education Policy Commission, University Facilitites,
1,500	Series A, Rev., MBIA, 5.00%, 04/01/12	1,589
1,050	Series B, Rev., FGIC, 5.00%, 04/01/14	1,092
	West Virginia School Building Authority, Capital Improvement,
1,000	Rev., AMBAC, 4.00%, 07/01/10	1,010
2,825	Rev., AMBAC, 5.50%, 07/01/07	2,930
3,500	Series B, Rev., FSA, 5.40%, 07/01/17 (m)	3,625
200	Series B, Rev., MBIA, 6.75%, 07/01/06	201
	West Virginia State Building Commission, Regional Jail,
3,465	Series A, Rev., MBIA, 5.25%, 07/01/07	3,581
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., AMBAC, 5.25%, 07/01/12	2,132
	West Virginia State Higher Education, Interim Governing Board University, Marshall University,
3,040	Series A, Rev., FGIC, 5.25%, 05/01/11	3,214
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., FSA, 5.25%, 02/15/14	1,057
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.50%, 09/01/16 (p)	1,048
	West Virginia State Parkway Economic Development & Tourism Authority,
1,000	Rev., FGIC, 5.25%, 05/15/16	1,087
2,000	Rev., FGIC, 5.25%, 05/15/19	2,191
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	644
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	610
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	578
1,000	Series B, Rev., FGIC, 5.00%, 10/01/14	1,045
	West Virginia Water Development Authority,
1,200	Series A, Rev., AMBAC, 5.50%, 10/01/13	1,311
620	Series A, Rev., FSA, 5.35%, 10/01/10	656
770	Series A, Rev., FSA, 5.40%, 10/01/10	817
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., FGIC, 5.00%, 11/01/15	1,185
2,275	Series B, Rev., AMBAC, 5.00%, 11/01/12	2,418
1,000	Series B, Rev., AMBAC, 5.00%, 11/01/13	1,067
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., FSA, 5.00%, 11/01/15	1,496

		82,720

	Total Municipal Bonds (Cost $88,243)	91,787

	Short-Term Investment — 4.2%
	Investment Company — 4.2%

Shares

3,953	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $3,953)	3,953

	Total Investments — 101.9% (Cost $92,196)	95,740
	Liabilities in Excess of Other Assets— (1.9)%	(1,805)

	Net Assets — 100.0%	$93,935

Percentages indicated are based on net assets.

JPMorgan West Virginia Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GNMA COLL	Government National Mortgage Association Collateral
GO	General Obligation Bond
IBC	Insured Bond Certificates
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
RADIAN-IBCC	Radian Insured Bond Custodial Certificate
Rev.	Revenue Bond
SO	Special Obligation

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,699
Aggregate gross unrealized depreciation	(155)

Net unrealized appreciation/depreciation	$3,544

Federal income tax cost of investments	$92,196

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long Term Investments — 89.0%
	Asset Backed Securities — 3.0%
1,904	American Express Credit Account Master Trust Series 2004-3, Class A, 4.35%, 12/15/11	1,850
	AmeriCredit Automobile Receivables Trust
651	Series 2002-D, Class A4, 3.40%, 04/13/09	647
377	Series 2003-BX, Class A4A, 2.72%, 01/06/10	372
1,805	Series 2003-CF, Class A4, 3.48%, 05/06/10	1,785
2,078	Series 2003-DM, Class A4, 2.84%, 08/06/10	2,039
1,007	Series 2004-DF, Class A3, 2.98%, 07/06/09	995
2,917	Capital Auto Receivables Asset Trust Series 2003-2, Class A4A, 1.96%, 01/15/09	2,893
	Capital One Auto Finance Trust
1,340	Series 2003-B, Class A4, 3.18%, 09/15/10	1,314
3,450	Series 2004-A, Class A4, FRN, 5.18%, 03/15/11	3,451
1,344	Capital One Master Trust Series 2001-5, Class A, 5.30%, 06/15/09	1,344
6,355	Capital One Multi-Asset Execution Trust Series 2003-A4, Class A4, 3.65%, 07/15/11	6,119
	Citibank Credit Card Issuance Trust
11,250	Series 2000-A3, Class A3, 6.88%, 11/16/09	11,475
4,892	Series 2002-C2, Class C2, 6.95%, 02/18/14	5,122
3,300	Series 2005-B1, Class B1, 4.40%, 09/15/10	3,216
1,812	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, FRN, 5.46%, 12/25/33	1,820
2,333	CNH Equipment Trust Series 2003-B, Class A4B, 3.38%, 02/15/11	2,283
944	Conseco Finance Series 2001-B, Class 1M1, 7.27%, 06/15/32	950
	Countrywide Asset-Backed Certificates
2,070	Series 2003-5, Class MF1, 5.41%, 01/25/34	2,044
366	Series 2004-1, Class 3A, FRN, 5.36%, 04/25/34	366
1,290	Series 2004-1, Class M1, FRN, 5.58%, 03/25/34	1,297
1,060	Series 2004-1, Class M2, FRN, 5.63%, 03/25/34	1,066
13,619	Series 2004-AB2, Class A2, FRN, 5.35%, 05/25/36	13,639
785	Daimler Chrysler Auto Trust Series 2003-A, Class A4, 2.88%, 10/08/09	774
496	Ford Credit Auto Owner Trust Series 2004-A, Class A3, 2.93%, 03/15/08	491
1,322	GE Capital Mortgage Services, Inc. Series 1999-HE1, Class M, 6.71%, 04/25/29	1,301
377	Green Tree Financial Corp. Series 1995-4, Class A6, 7.30%, 06/15/25	380
4,098	Honda Auto Receivables Owner Trust Series 2003-1 A4, 2.48%, 07/18/08	4,083
910	Household Automotive Trust Series 2005-1, Class A4, 4.35%, 06/18/12	885
	Long Beach Mortgage Loan Trust
578	Series 2004-1, Class A3, FRN, 5.38%, 02/25/34	578
493	Series 2004-3, Class A3, FRN, 5.34%, 07/25/34	494
1,500	Series 2004-3, Class M1, FRN, 5.65%, 07/25/34	1,510
1,655	M&I Auto Loan Trust Series 2003-1, Class A4, 2.97%, 04/20/09	1,620
	MBNA Credit Card Master Note Trust
3,000	Series 2001-C2, Class C2, FRN, 6.23%, 12/15/10 (e)	3,060
3,083	Series 2002-C1, Class C1, 6.80%, 07/15/14	3,226
3,000	Series 2003-A1, Class A1, 3.30%, 07/15/10	2,899
1,288	Series 2003-C1, Class C1, FRN, 6.78%, 06/15/12	1,356
	MBNA Master Credit Card Trust USA
2,240	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	2,397
1,960	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	2,007
177	Merrill Lynch MBS, Inc. Series 2005-MCP1, Class ASB, 7.43%, 08/01/24	177
2,192	Morgan Stanley Auto Loan Trust Series 2003-HB1, Class A2, 2.17%, 04/15/11	2,159
	Onyx Acceptance Grantor Trust
413	Series 2002-D, Class A4, 3.10%, 07/15/09	412
1,879	Series 2003-C, Class A4, 2.66%, 05/17/10	1,837
209	Series 2004-B, Class A3, 3.09%, 09/15/08	208
464	Option One Mortgage Loan Trust Series 2003-1, Class A2, FRN, 5.50%, 02/25/33	465
269	Residential Asset Mortgage Products, Inc. Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	268

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Residential Asset Securities Corp.
360	Series 2002-KS4, Class AIIB, FRN, 5.33%, 07/25/32	360
741	Series 2003-KS5, Class AIIB, FRN, 5.37%, 07/25/33	742
707	Series 2003-KS9, Class A2B, FRN, 5.40%, 11/25/33	709
5,605	SLM Student Loan Trust Series 2003-11, Class A5, 2.99%, 12/15/22 (e)	5,534
2,215	Triad Auto Receivables Owner Trust Series 2003-B, Class A4, 3.20%, 12/13/10	2,167
2,615	Volkswagen Auto Loan Enhanced Trust Series 2003-2, Class A4, 2.94%, 03/22/10	2,558
	Wachovia Asset Securitization, Inc.
1,041	Series 2002-HE2, Class A, FRN, 5.51%, 12/25/32	1,043
2,922	Series 2003-HE3, Class A, FRN, 5.33%, 11/25/33	2,929
	WFS Financial Owner Trust
819	Series 2002-3, Class A4, 3.50%, 02/20/10	817
1,009	Series 2002-4, Class A4A, 3.11%, 08/20/10	993
1,010	Series 2003-2, Class A4, 2.41%, 12/20/10	998
1,542	Series 2003-4, Class A4, 3.15%, 05/20/11	1,513
183	Series 2004-1, Class A3, 2.19%, 06/20/08	183
294	Series 2004-2, Class A3, 2.41%, 09/22/08	293

	Total Asset Backed Securities (Cost $119,888)	119,513

	Collateralized Mortgage Obligations — 42.5%
	Agency CMO — 30.9%
2,854	Federal Home Loan Bank System Series 2000, Class Y, 5.27%, 12/28/12	2,811
	Federal Home Loan Mortgage Corp.
201	Series 11, Class D, 9.50%, 07/15/19	209
64	Series 22, Class C, 9.50%, 04/15/20	64
93	Series 23, Class F, 9.60%, 04/15/20	93
2	Series 41, Class I, HB, 84.00%, 05/15/20	2
12	Series 47, Class F, 10.00%, 06/15/20	12
34	Series 99, Class Z, 9.50%, 01/15/21	36
19	Series 134, Class B, IO, 9.00%, 04/01/22	4
1	Series 204, Class E, IF, HB, 870.48%, 05/15/23	3
-(h)	Series 1045, Class G, HB, 1067.64%, 07/01/35	-(h	)
42	Series 1065, Class J, 9.00%, 04/15/21	44
13	Series 1079, Class S, IF, 16.57%, 05/15/21	13
75	Series 1084, Class F, FRN, 6.08%, 05/15/21	75
53	Series 1084, Class S, IF, 22.16%, 05/15/21	54
-(h)	Series 1098, Class M, HB, 1008.12%, 05/15/21	-(h	)
71	Series 1116, Class I, 5.50%, 08/15/21	71
53	Series 1144, Class KB, 8.50%, 09/15/21	52
-(h)	Series 1172, Class L, VAR, HB, 1182.96%, 08/15/21	-(h	)
3	Series 1196, Class B, HB, FRN, 565.20%, 01/15/22	4
820	Series 1212, Class IZ, 8.00%, 02/15/22	819
118	Series 1250, Class J, 7.00%, 05/15/22	118
-(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h	)
140	Series 1343, Class LA, 8.00%, 08/15/22	142
177	Series 1343, Class LB, 7.50%, 08/15/22	178
345	Series 1370, Class JA, FRN, 6.28%, 09/15/22	346
310	Series 1455, Class WB, IF, 2.11%, 12/15/22	271
33	Series 1465, Class SA, IO, FRN, 3.88%, 02/15/08	1
1,471	Series 1466, Class PZ, 7.50%, 02/15/23	1,509
25	Series 1470, Class F, FRN, 4.62%, 02/15/23	25
1,735	Series 1498, Class I, FRN, 6.28%, 04/15/23	1,764
2,148	Series 1502, Class PX, 7.00%, 04/15/23	2,191
290	Series 1505, Class Q, 7.00%, 05/15/23	296
25	Series 1506, Class F, FRN, 5.27%, 05/15/08	25
5	Series 1506, Class S, IF, 11.83%, 05/15/08	5
85	Series 1506, Class SD, FRN, IO, 3.37%, 05/15/08	1
1,772	Series 1512, Class J, 6.50%, 05/15/08	1,774
340	Series 1513, Class N, 6.50%, 05/15/08	340
704	Series 1518, Class G, IF, 4.04%, 05/15/23	675
247	Series 1541, Class M, IF, 13.25%, 07/15/23	266
673	Series 1541, Class O, FRN, 4.44%, 07/15/23	658
128	Series 1544, Class J, IF, 7.48%, 07/15/08	129
718	Series 1558, Class D, 6.50%, 07/15/23	726
134	Series 1561, Class TA, PO, 08/15/08	127
62	Series 1570, Class F, FRN, 5.12%, 08/15/23	62
2,423	Series 1573, Class PZ, 7.00%, 09/15/23	2,491
94	Series 1575, Class FB, FRN, 6.63%, 08/15/08	95
39	Series 1575, Class SB, IF, 4.13%, 08/15/08	38
1,332	Series 1591, Class PV, 6.25%, 10/15/23	1,342
206	Series 1595, Class D, 7.00%, 10/15/13	209
611	Series 1596, Class D, 6.50%, 10/15/13	620
39	Series 1602, Class SA, IF, 6.09%, 10/15/23	34
181	Series 1604, Class SA, IF, 8.56%, 11/15/08	184

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

303	Series 1606, Class SC, IF, 11.90%, 11/15/08	319
87	Series 1607, Class SA, IF, 11.87%, 10/15/13	93
4,200	Series 1608, Class L, 6.50%, 09/15/23	4,280
1,866	Series 1609, Class LG, IF, 6.23%, 11/15/23	1,786
846	Series 1611, Class JA, FRN, 6.12%, 08/15/23	859
806	Series 1611, Class JB, IF, 4.53%, 08/15/23	751
325	Series 1612, Class SD, IF, 8.75%, 11/15/08	331
237	Series 1625, Class SD, IF, 8.50%, 12/15/08	243
2,674	Series 1642, Class PJ, 6.00%, 11/15/23	2,675
98	Series 1659, Class SB, IF, 8.50%, 01/15/09	101
21	Series 1671, Class QC, IF, 10.00%, 02/15/24	22
128	Series 1685, Class Z, 6.00%, 11/15/23	128
24	Series 1686, Class SH, FRN, 7.71%, 02/15/24	25
156	Series 1689, Class SD, IF, 8.54%, 10/15/23	159
560	Series 1695, Class EB, 7.00%, 03/15/24	581
500	Series 1698, Class SC, IF, 8.85%, 03/15/09	516
175	Series 1699, Class FC, FRN, 5.72%, 03/15/24	177
850	Series 1700, Class GA, PO, 02/15/24	742
1,401	Series 1706, Class K, 7.00%, 03/15/24	1,445
85	Series 1709, Class FA, FRN, 4.17%, 03/15/24	82
248	Series 1745, Class D, 7.50%, 08/15/24	247
2,210	Series 1798, Class F, 5.00%, 05/15/23	2,127
264	Series 1807, Class A, 6.00%, 11/15/08	264
37	Series 1807, Class G, 9.00%, 10/15/20	39
611	Series 1829, Class ZB, 6.50%, 03/15/26	620
91	Series 1844, Class E, 6.50%, 10/15/13	91
4,071	Series 1863, Class Z, 6.50%, 07/15/26	4,124
58	Series 1865, Class D, PO, 02/15/24	34
397	Series 1890, Class H, 7.50%, 09/15/26	414
959	Series 1899, Class ZE, 8.00%, 09/15/26	995
212	Series 1900, Class TA, PO, 08/15/08	204
62	Series 1935, Class FL, FRN, 5.83%, 02/15/27	62
894	Series 1963, Class Z, 7.50%, 01/15/27	913
192	Series 1967, Class PC, PO, 10/15/08	184
151	Series 1970, Class PG, 7.25%, 07/15/27	151
1,216	Series 1981, Class Z, 6.00%, 05/15/27	1,210
561	Series 1987, Class PE, 7.50%, 09/15/27	570
82	Series 2017, Class SE, IF, 10.90%, 12/15/08	86
1,258	Series 2019, Class Z, 6.50%, 12/15/27	1,276
977	Series 2025, Class PE, 6.30%, 01/15/13	986
451	Series 2033, Class SN, IF, IO, 15.16%, 03/15/24	181
1,234	Series 2038, Class PN, IO, 7.00%, 03/15/28	249
1,540	Series 2040, Class PE, 7.50%, 03/15/28	1,590
1,764	Series 2054, Class PV, 7.50%, 05/15/28	1,824
1,342	Series 2055, Class OE, 6.50%, 05/15/13	1,361
4,024	Series 2075, Class PH, 6.50%, 08/15/28	4,080
2,660	Series 2075, Class PM, 6.25%, 08/15/28	2,656
2,232	Series 2086, Class GB, 6.00%, 09/15/28	2,222
1,477	Series 2089, Class PJ, IO, 7.00%, 10/15/28	286
5,715	Series 2095, Class PE, 6.00%, 11/15/28	5,698
844	Series 2097, Class PV, 6.00%, 09/15/09	847
2,958	Series 2102, Class TC, 6.00%, 12/15/13	2,982
1,927	Series 2102, Class TU, 6.00%, 12/15/13	1,942
7,718	Series 2115, Class PE, 6.00%, 01/15/14	7,780
2,272	Series 2125, Class JZ, 6.00%, 02/15/29	2,263
464	Series 2130, Class QR, 6.00%, 02/15/28	464
420	Series 2132, Class SB, IF, 8.79%, 03/15/29	416
339	Series 2134, Class PI, IO, 6.50%, 03/15/19	68
211	Series 2135, Class UK, IO, 6.50%, 03/15/14	32
211	Series 2141, IO, 7.00%, 04/15/29	48
387	Series 2143, Class CD, 6.00%, 02/15/28	388
457	Series 2163, Class PC, IO, 7.50%, 06/15/29	105
2,240	Series 2169, Class TB, 7.00%, 06/15/29	2,337
1,400	Series 2172, Class QC, 7.00%, 07/15/29	1,451
1,753	Series 2176, Class OJ, 7.00%, 08/15/29	1,791
586	Series 2189, Class SA, IF, 7.41%, 02/15/28	588
1,404	Series 2201, Class C, 8.00%, 11/15/29	1,458
1,005	Series 2209, Class TC, 8.00%, 01/15/30	1,062
1,421	Series 2210, Class Z, 8.00%, 01/15/30	1,472
315	Series 2224, Class CB, 8.00%, 03/15/30	324
1,169	Series 2230, Class Z, 8.00%, 04/15/30	1,209
989	Series 2234, Class PZ, 7.50%, 05/15/30	1,019
831	Series 2247, Class Z, 7.50%, 08/15/30	834
1,080	Series 2256, Class MC, 7.25%, 09/15/30	1,094
2,300	Series 2259, Class ZM, 7.00%, 10/15/30	2,357
117	Series 2261, Class ZY, 7.50%, 10/15/30	118
294	Series 2262, Class Z, 7.50%, 10/15/30	295
2,194	Series 2271, Class PC, 7.25%, 12/15/30	2,232
2,184	Series 2283, Class K, 6.50%, 12/15/23	2,237

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,423	Series 2296, Class PD, 7.00%, 03/15/31	1,463
128	Series 2299, Class G, 7.00%, 05/15/14	128
392	Series 2306, Class K, PO, 05/15/24	319
926	Series 2306, Class SE, IF, IO, 5.58%, 05/15/24	116
1,388	Series 2313, Class LA, 6.50%, 05/15/31	1,410
1	Series 2317, Class VG, 6.50%, 04/15/31	1
1,048	Series 2323, Class VO, 6.00%, 10/15/22	1,051
2,968	Series 2325, Class PM, 7.00%, 06/15/31	3,104
1,680	Series 2335, Class VH, 7.00%, 05/15/14	1,692
7,830	Series 2344, Class QG, 6.00%, 08/15/16	7,891
16,002	Series 2344, Class ZD, 6.50%, 08/15/31	16,235
1,394	Series 2344, Class ZJ, 6.50%, 08/15/31	1,414
1,551	Series 2345, Class NE, 6.50%, 08/15/31	1,570
2,401	Series 2345, Class PQ, 6.50%, 08/15/16	2,446
203	Series 2345, Class PV, 6.50%, 01/15/24	203
340	Series 2349, Class NW, 6.50%, 10/15/16	339
1,067	Series 2351, Class PZ, 6.50%, 08/15/31	1,085
15	Series 2353, Class PC, 6.50%, 09/15/15	15
2,712	Series 2353, Class TD, 6.00%, 09/15/16	2,745
2,485	Series 2355, Class BP, 6.00%, 09/15/16	2,504
1,073	Series 2359, Class PM, 6.00%, 09/15/16	1,080
1,739	Series 2359, Class ZB, 8.50%, 06/15/31	1,959
4,660	Series 2360, Class PG, 6.00%, 09/15/16	4,695
2,863	Series 2362, Class PD, 6.50%, 06/15/20	2,882
675	Series 2362, Class PJ, 6.50%, 10/15/28	678
1,071	Series 2363, Class PF, 6.00%, 09/15/16	1,078
1,951	Series 2366, Class MD, 6.00%, 10/15/16	1,966
2,352	Series 2367, Class ME, 6.50%, 10/15/31	2,408
2,012	Series 2371, Class VB, 6.00%, 08/15/15	2,014
571	Series 2374, Class PV, 5.50%, 12/15/14	570
122	Series 2382, Class TL, IO, 6.50%, 02/15/31	6
617	Series 2391, Class QE, 5.50%, 05/15/15	616
7,561	Series 2391, Class QR, 5.50%, 12/15/16	7,534
1,215	Series 2391, Class VQ, 6.00%, 10/15/12	1,222
2,800	Series 2392, Class PV, 6.00%, 12/15/20	2,811
2,405	Series 2394, Class MC, 6.00%, 12/15/16	2,425
2,800	Series 2399, Class OH, 6.50%, 01/15/32	2,838
4,480	Series 2399, Class TH, 6.50%, 01/15/32	4,544
4,967	Series 2410, Class NG, 6.50%, 02/15/32	5,076
1,564	Series 2410, Class OE, 6.38%, 02/15/32	1,579
3,790	Series 2410, Class QS, IF, 6.29%, 02/15/32	3,548
1,310	Series 2410, Class QX, IF, IO, 3.57%, 02/15/32	90
647	Series 2412, Class SE, IF, 5.54%, 02/15/09	639
2,030	Series 2412, Class SP, IF, 5.94%, 02/15/32	1,760
5,270	Series 2420, Class XK, 6.50%, 02/15/32	5,333
2,925	Series 2423, Class MC, 7.00%, 03/15/32	3,000
2,981	Series 2423, Class MT, 7.00%, 03/15/32	3,057
2,287	Series 2425, Class OB, 6.00%, 03/15/17	2,306
3,360	Series 2430, Class WF, 6.50%, 03/15/32	3,391
3,920	Series 2434, Class TC, 7.00%, 04/15/32	4,025
840	Series 2435, Class CJ, 6.50%, 04/15/32	847
2,800	Series 2435, Class VH, 6.00%, 07/15/19	2,781
3,711	Series 2436, Class MC, 7.00%, 04/15/32	3,810
2,580	Series 2444, Class ES, IF, IO, 2.87%, 03/15/32	143
1,513	Series 2450, Class GZ, 7.00%, 05/15/32	1,553
2,064	Series 2450, Class SW, IF, IO, 2.92%, 03/15/32	153
1,324	Series 2454, Class BG, 6.50%, 08/15/31	1,337
3,636	Series 2455, Class GK, 6.50%, 05/15/32	3,672
1,400	Series 2458, Class QE, 5.50%, 06/15/17	1,393
3,540	Series 2460, Class VZ, 6.00%, 11/15/29	3,517
850	Series 2461, Class VB, 6.50%, 04/15/18	851
2,856	Series 2466, Class PG, 6.50%, 04/15/32	2,898
1,400	Series 2466, Class PH, 6.50%, 06/15/32	1,412
2,800	Series 2474, Class NR, 6.50%, 07/15/32	2,842
1,076	Series 2480, Class PV, 6.00%, 07/15/11	1,085
2,585	Series 2484, Class LZ, 6.50%, 07/15/32	2,643
1,445	Series 2488, Class WS, IF, 5.54%, 08/15/17	1,383
2,636	Series 2498, Class UD, 5.50%, 06/15/16	2,632
1,962	Series 2500, Class GD, 5.50%, 12/15/15	1,958
3,360	Series 2500, Class MC, 6.00%, 09/15/32	3,266
2,017	Series 2500, Class TD, 5.50%, 02/15/16	2,013
1,680	Series 2512, Class PG, 5.50%, 10/15/22	1,593
3,800	Series 2513, Class YO, PO, 02/15/32	3,165
5,601	Series 2515, Class DE, 4.00%, 03/15/32	5,061
2,466	Series 2518, Class PX, 5.50%, 09/15/13	2,451
762	Series 2519, Class BT, 8.50%, 09/15/31	810
977	Series 2521, Class PU, 5.50%, 05/15/10	976
3,321	Series 2527, Class VU, 5.50%, 10/15/13	3,291
2,520	Series 2535, Class BK, 5.50%, 12/15/22	2,473

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,360	Series 2537, Class TE, 5.50%, 12/15/17	3,310
1,680	Series 2541, Class GX, 5.50%, 02/15/17	1,676
2,800	Series 2543, Class YX, 6.00%, 12/15/32	2,728
3,640	Series 2544, Class HC, 6.00%, 12/15/32	3,562
3,763	Series 2552, Class ME, 6.00%, 01/15/33	3,632
3,144	Series 2565, Class MB, 6.00%, 05/15/30	3,151
1,904	Series 2567, Class QD, 6.00%, 02/15/33	1,861
928	Series 2571, Class SK, IF, 12.59%, 09/15/23	1,081
5,601	Series 2575, Class ME, 6.00%, 02/15/33	5,448
1,416	Series 2586, Class HD, 5.50%, 03/15/23	1,331
3,658	Series 2586, Class WI, IO, 6.50%, 03/15/33	923
2,614	Series 2594, Class VA, 6.00%, 03/15/14	2,624
5,656	Series 2594, Class VP, 6.00%, 02/15/14	5,678
5,265	Series 2594, Class VQ, 6.00%, 08/15/20	5,209
1,420	Series 2595, Class HC, 5.50%, 04/15/23	1,357
2,051	Series 2596, Class QG, 6.00%, 03/15/33	2,008
10,101	Series 2597, Class DS, IF, IO, 2.47%, 02/15/33	520
13,573	Series 2599, Class DS, IF, IO, 1.92%, 02/15/33	626
16,408	Series 2610, Class DS, IF, IO, 2.02%, 03/15/33	886
16,858	Series 2611, Class SH, IF, IO, 2.57%, 10/15/21	923
1,680	Series 2611, Class UH, 4.50%, 05/15/18	1,547
2,240	Series 2617, Class GR, 4.50%, 05/15/18	2,068
600	Series 2619, Class HR, 3.50%, 11/15/31	547
2,556	Series 2619, Class IM, IO, 5.00%, 10/15/21	358
840	Series 2624, Class IU, IO, 5.00%, 06/15/33	190
15,274	Series 2626, Class NS, IF, IO, 1.47%, 06/15/23	594
3,783	Series 2630, Class KN, 2.50%, 04/15/13	3,659
3,360	Series 2631, Class LC, 4.50%, 06/15/18	3,108
926	Series 2633, Class EO, PO, 08/15/33	540
18,887	Series 2636, Class Z, 4.50%, 06/15/18	17,286
4,758	Series 2637, Class SA, IF, IO, 1.02%, 06/15/18	103
920	Series 2638, Class DS, IF, 3.52%, 07/15/23	726
6,402	Series 2638, Class SA, IF, IO, 2.02%, 11/15/16	239
1,232	Series 2640, Class UG, IO, 5.00%, 01/15/32	409
1,686	Series 2640, Class UR, IO, 4.50%, 08/15/17	167
1,477	Series 2643, Class HI, IO, 4.50%, 12/15/16	148
2,671	Series 2643, Class KG, 4.00%, 05/15/18	2,658
10,593	Series 2650, Class SO, PO, 12/15/32	8,383
17,376	Series 2651, Class VZ, 4.50%, 07/15/18	15,887
2,671	Series 2656, Class SH, IF, 6.36%, 02/15/25	2,528
4,064	Series 2668, Class SB, IF, 2.68%, 10/15/15	3,575
2,800	Series 2672, Class ME, 5.00%, 11/15/22	2,665
942	Series 2672, Class SJ, IF, 2.64%, 09/15/16	791
8,401	Series 2675, Class CK, 4.00%, 09/15/18	7,453
3,711	Series 2682, Class YS, IF, 1.47%, 10/15/33	1,853
632	Series 2683, Class VA, 5.50%, 02/15/21	631
4,480	Series 2684, Class TO, PO, 10/15/33	2,288
2,240	Series 2686, Class GB, 5.00%, 05/15/20	2,201
6,559	Series 2686, Class NS, IF, IO, 2.52%, 10/15/21	382
2,788	Series 2691, Class WS, IF, 1.38%, 10/15/33	1,689
1,000	Series 2695, Class DE, 4.00%, 01/15/17	930
931	Series 2696, Class CO, PO, 10/15/18	594
1,791	Series 2702, Class PC, 5.00%, 01/15/23	1,682
1,856	Series 2705, Class SC, IF, 1.38%, 11/15/33	989
3,507	Series 2705, Class SD, IF, 2.47%, 11/15/33	2,187
2,240	Series 2715, Class OG, 5.00%, 01/15/23	2,099
4,480	Series 2716, Class UN, 4.50%, 12/15/23	4,003
2,240	Series 2720, Class PC, 5.00%, 12/15/23	2,130
5,911	Series 2721, Class PI, IO, 5.00%, 05/15/16	366
400	Series 2727, PO, 01/15/34	207
11,481	Series 2727, Class BS, IF, 1.45%, 01/15/34	5,515
158	Series 2733, Class GF, FRN, 0.00%, 09/15/33	159
1,254	Series 2739, Class S, IF, 1.84%, 01/15/34	781
2,000	Series 2743, Class HC, 4.50%, 12/15/15	1,934
2,150	Series 2743, Class HD, 4.50%, 08/15/17	2,039
2,008	Series 2744, Class FE, FRN, 0.00%, 02/15/34	1,575
1,120	Series 2744, Class PC, 5.50%, 01/15/31	1,121
2,535	Series 2744, Class PE, 5.50%, 02/15/34	2,496
4,827	Series 2744, Class TU, 5.50%, 05/15/32	4,672
4,341	Series 2749, Class PK, IO, 5.00%, 09/15/22	225
1,173	Series 2753, Class S, IF, 1.84%, 02/15/34	654
5,214	Series 2755, Class SA, IF, 4.04%, 05/15/30	4,592
2,000	Series 2764, Class UC, 5.00%, 05/15/27	1,954
1,795	Series 2766, Class SX, IF, 1.43%, 03/15/34	1,096
1,048	Series 2769, PO, 03/15/34	551
675	Series 2771, Class FG, FRN, 0.00%, 03/15/34	556
5,677	Series 2776, Class SK, IF, 1.45%, 04/15/34	3,469
1,197	Series 2778, Class BS, IF, 3.05%, 04/15/34	824
1,251	Series 2780, Class JG, 4.50%, 04/15/19	1,138

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,000	Series 2809, Class UB, 4.00%, 09/15/17	1,847
2,000	Series 2809, Class UC, 4.00%, 06/15/19	1,759
413	Series 2827, Class SQ, IF, 7.50%, 01/15/19	394
242	Series 2841, Class GO, PO, 08/15/34	227
2,007	Series 2846, PO, 08/15/34	1,362
993	Series 2849, PO, 08/15/34	785
6,500	Series 2872, Class JD, 4.50%, 01/15/16	6,308
553	Series 2888, Class SL, IF, 2.24%, 11/15/34	469
147	Series 2925, Class ZM, 5.00%, 01/15/35	146
2,319	Series 2965, Class GD, 4.50%, 04/15/20	2,150
1,000	Series 2975, Class KO, PO, 05/15/35	484
2,270	Series 2989, PO, 06/15/23	1,675
4,000	Series 3047, Class OB, 5.50%, 12/15/33	3,956
2,500	Series 3064, Class OB, 5.50%, 07/15/29	2,460
3,601	Series 3101, Class EA, 6.00%, 06/15/20	3,599
3,942	Series 3117, Class OK, PO, 02/15/36	2,585
1,535	Series 3122, Class ZB, 6.00%, 03/15/36	1,389
5,572	Series 3134, Class PO, PO, 03/15/36	3,924
6,585	Series 3138, Class PO, PO, 04/15/36	4,683
3,500	Series 3150, Class PO, PO, 05/15/36	2,549
2,000	Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,518
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
2,334	Series T-41, Class 3A, 7.50%, 07/25/32	2,401
1,468	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	1,496
6,934	Series T-54, Class 2A, 6.50%, 02/25/43	7,002
2,429	Series T-54, Class 3A, 7.00%, 02/25/43	2,478
995	Series T-58, Class A, PO, 09/25/43	834
	Federal Home Loan Mortgage Corp.- Government National Mortgage Association
1,446	Series 8, Class ZA, 7.00%, 03/25/23	1,463
230	Series 29, Class J, 7.00%, 09/25/23	229
2,513	Series 55, Class GL, IF, IO, 0.60%, 04/25/24	21
	Federal National Mortgage Association
30	Series 23, Class 2, IO, 10.00%, 11/01/08	8
3	Series 50, Class 2, IO, 10.50%, 03/01/19	1
106	Series 218, Class 2, IO, 7.50%, 04/01/23	25
86	Series 265, Class 2, 9.00%, 03/01/19	93
2,267	Series 329, Class 1, PO, 01/01/33	1,595
2,534	Series 340, Class 1, PO, 09/01/33	1,727
23	Series 1988-7, Class Z, 9.25%, 04/25/18	24
105	Series 1989-70, Class G, 8.00%, 10/25/19	110
35	Series 1989-78, Class H, 9.40%, 11/25/19	37
74	Series 1989-83, Class H, 8.50%, 11/25/19	79
70	Series 1989-89, Class H, 9.00%, 11/25/19	75
49	Series 1990-1, Class D, 8.80%, 01/25/20	52
13	Series 1990-60, Class K, 5.50%, 06/25/20	13
21	Series 1990-63, Class H, 9.50%, 06/25/20	23
25	Series 1990-93, Class G, 5.50%, 08/25/20	24
(h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	7
(h)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	10
85	Series 1990-102, Class J, 6.50%, 08/25/20	86
163	Series 1990-120, Class H, 9.00%, 10/25/20	175
14	Series 1990-134, Class SC, IF, 13.96%, 11/25/20	17
1	Series 1990-140, Class K, HB, 652.15%, 12/25/20	11
(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	3
72	Series 1991-24, Class Z, 5.00%, 03/25/21	70
80	Series 1992-38, Class Z, 7.50%, 02/25/22	82
15	Series 1992-101, Class J, 7.50%, 06/25/22	15
378	Series 1992-136, Class PK, 6.00%, 08/25/22	379
285	Series 1992-143, Class MA, 5.50%, 09/25/22	283
59	Series 1992-152, Class N, IO, 8.00%, 08/25/07	2
482	Series 1992-156, Class K, 7.50%, 09/25/07	484
644	Series 1992-163, Class M, 7.75%, 09/25/22	672
1,152	Series 1992-188, Class PZ, 7.50%, 10/25/22	1,201
3	Series 1992-201, Class SB, IF, 12.55%, 10/25/22	3
129	Series 1993-8, Class H, 7.00%, 01/25/08	129
497	Series 1993-21, Class KA, 7.70%, 03/25/23	519
198	Series 1993-27, Class SA, IF, 15.50%, 02/25/23	239
402	Series 1993-55, Class K, 6.50%, 05/25/08	403
170	Series 1993-59, Class FA, FRN, 5.84%, 05/25/08	171
306	Series 1993-62, Class SA, IF, 12.08%, 04/25/23	346
49	Series 1993-72, Class F, FRN, 4.52%, 05/25/08	49
28	Series 1993-107, Class F, FRN, 4.47%, 06/25/08	28
368	Series 1993-164, Class SC, IF, 10.67%, 09/25/08	381
146	Series 1993-165, Class SD, IF, 7.16%, 09/25/23	143
318	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	377
795	Series 1993-167, Class GA, 7.00%, 09/25/23	810
106	Series 1993-175, Class SA, IF, 11.22%, 09/25/08	111
222	Series 1993-179, Class SB, IF, 13.89%, 10/25/23	256
148	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	166

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

105	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	108
317	Series 1993-190, Class S, IF, 8.56%, 10/25/08	322
107	Series 1993-196, Class FA, FRN, 4.52%, 10/25/08	106
60	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	62
136	Series 1993-197, Class SB, IF, 8.28%, 10/25/08	138
825	Series 1993-199, Class FA, FRN, 5.64%, 10/25/23	836
415	Series 1993-205, Class H, PO, 09/25/23	329
796	Series 1993-220, Class SG, IF, 5.81%, 11/25/13	781
416	Series 1993-221, Class FH, FRN, 6.19%, 12/25/08	419
202	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	208
372	Series 1993-225, Class UB, 6.50%, 12/25/23	376
5	Series 1993-225, Class VO, IF, 8.16%, 12/25/22	5
123	Series 1993-230, Class FA, FRN, 5.69%, 12/25/23	125
402	Series 1993-233, Class SB, IF, 10.01%, 12/25/08	415
649	Series 1993-247, Class FE, FRN, 6.09%, 12/25/23	661
301	Series 1993-247, Class SU, IF, 9.33%, 12/25/23	322
706	Series 1993-25, Class J, 7.50%, 03/25/23	735
1,304	Series 1993-250, Class Z, 7.00%, 12/25/23	1,333
4,599	Series 1993-257, Class C, PO, 06/25/23	3,931
78	Series 1994-12, Class FC, FRN, 4.67%, 01/25/09	77
45	Series 1994-13, Class SK, IF, 11.41%, 02/25/09	47
11	Series 1994-33, Class F, FRN, 5.49%, 03/25/09	11
207	Series 1994-33, Class FA, FRN, 4.62%, 03/25/09	204
1,221	Series 1994-34, Class DZ, 6.00%, 03/25/09	1,222
2,471	Series 1994-37, Class L, 6.50%, 03/25/24	2,502
8,626	Series 1994-40, Class Z, 6.50%, 03/25/24	8,769
290	Series 1994-55, Class G, 6.75%, 12/25/23	290
322	Series 1995-2, Class Z, 8.50%, 03/25/25	336
373	Series 1995-19, Class Z, 6.50%, 11/25/23	387
2,642	Series 1996-14, Class SE, IF, IO, 5.73%, 08/25/23	361
138	Series 1996-20, Class L, PO, 09/25/08	130
453	Series 1996-24, Class B, PO, 10/25/08	438
241	Series 1996-24, Class E, PO, 03/25/09	225
100	Series 1996-27, Class FC, FRN, 5.59%, 03/25/17	101
556	Series 1996-32, Class PH, 7.00%, 01/25/26	561
620	Series 1996-39, Class J, PO, 09/25/08	586
4	Series 1996-46, Class PE, PO, 09/25/06	4
227	Series 1996-59, Class J, 6.50%, 08/25/22	229
3,152	Series 1997-20, FRN, IO, 1.84%, 03/25/27	165
174	Series 1997-27, Class J, 7.50%, 04/18/27	180
270	Series 1997-29, Class J, 7.50%, 04/20/27	280
1,600	Series 1997-39, Class PD, 7.50%, 05/20/27	1,641
1,284	Series 1997-42, Class EN, 7.25%, 07/18/27	1,308
262	Series 1997-42, Class ZC, 6.50%, 07/18/27	264
221	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	15
3,906	Series 1997-61, Class ZC, 7.00%, 02/25/23	4,016
717	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	173
116	Series 1998-4, Class C, PO, 04/25/23	93
355	Series 1998-27, Class B, PO, 12/25/08	334
2,680	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,680
963	Series 1998-43, Class SA, IF, IO, 10.75%, 04/25/23	259
1,228	Series 1998-66, Class SB, FRN, IO 3.07%, 12/25/28	81
708	Series 1999-17, Class C, 6.35%, 04/25/29	716
1,842	Series 1999-18, Class Z, 5.50%, 04/18/29	1,719
1,741	Series 1999-38, Class SK, IF, IO, 2.97%, 08/25/23	112
413	Series 1999-52, Class NS, IF, 9.15%, 10/25/23	431
1,016	Series 1999-62, Class PB, 7.50%, 12/18/29	1,053
3,367	Series 2000-2, Class ZE, 7.50%, 02/25/30	3,501
1,428	Series 2000-20, Class SA, IF, IO, 4.28%, 07/25/30	118
265	Series 2000-52, IO, 8.50%, 01/25/31	70
1,606	Series 2001-4, Class PC, 7.00%, 03/25/21	1,655
1,654	Series 2001-5, Class OW, 6.00%, 03/25/16	1,664
2,816	Series 2001-7, Class PR, 6.00%, 03/25/16	2,881
1,297	Series 2001-7, Class PF, 7.00%, 03/25/31	1,330
3,303	Series 2001-10, Class PR, 6.00%, 04/25/16	3,369
482	Series 2001-28, Class VB, 6.00%, 02/25/20	481
2,296	Series 2001-30, Class PM, 7.00%, 07/25/31	2,365
1,371	Series 2001-31, Class VD, 6.00%, 05/25/31	1,371
4,570	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	1,074
2,829	Series 2001-36, Class DE, 7.00%, 08/25/31	2,904
5,742	Series 2001-44, Class MY, 7.00%, 09/25/31	6,004
1,051	Series 2001-44, Class PD, 7.00%, 09/25/31	1,078
1,287	Series 2001-44, Class PU, 7.00%, 09/25/31	1,319
4,610	Series 2001-48, Class Z, 6.50%, 09/25/21	4,692
1,327	Series 2001-49, Class DQ, 6.00%, 11/25/15	1,329
1,087	Series 2001-49, Class Z, 6.50%, 09/25/31	1,102
1,120	Series 2001-50, Class VB, 6.50%, 12/25/16	1,125
807	Series 2001-52, Class KB, 6.50%, 10/25/31	819
896	Series 2001-52, Class XM, 6.50%, 11/25/10	905

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,208	Series 2001-52, Class XN, 6.50%, 11/25/15	3,261
2,800	Series 2001-61, Class VB, 7.00%, 12/25/16	2,859
1,120	Series 2001-61, Class VQ, 6.50%, 08/25/15	1,128
4,318	Series 2001-61, Class Z, 7.00%, 11/25/31	4,425
635	Series 2001-71, Class JW, 6.00%, 08/25/21	634
1,601	Series 2001-71, Class MB, 6.00%, 12/25/16	1,612
3,778	Series 2001-71, Class QE, 6.00%, 12/25/16	3,802
780	Series 2001-72, Class SX, IF, 5.63%, 12/25/31	699
3,360	Series 2001-74, Class MB, 6.00%, 12/25/16	3,417
1,103	Series 2001-78, Class VB, 6.00%, 12/25/15	1,099
3,220	Series 2001-80, Class PE, 6.00%, 07/25/29	3,220
1,059	Series 2002-1, Class HC, 6.50%, 02/25/22	1,075
1,027	Series 2002-1, Class SA, IF, 8.67%, 02/25/32	1,030
649	Series 2002-1, Class UD, IF, 6.67%, 12/25/23	635
4,251	Series 2002-2, Class UC, 6.00%, 02/25/17	4,248
10,361	Series 2002-3, Class OG, 6.00%, 02/25/17	10,443
4,133	Series 2002-4, Class VC, 6.50%, 03/25/24	4,162
2,240	Series 2002-7, Class O, 6.00%, 03/25/17	2,257
288	Series 2002-7, Class QM, 6.00%, 02/25/20	288
5,811	Series 2002-7, Class TG, 6.00%, 03/25/17	5,863
1,079	Series 2002-8, Class SR, IF, 5.54%, 03/25/09	1,065
575	Series 2002-9, Class VE, 6.50%, 12/25/12	579
1,288	Series 2002-11, Class QG, 5.50%, 03/25/17	1,272
7,637	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	401
140	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	156
9,941	Series 2002-18, Class PC, 5.50%, 04/25/17	9,923
2,671	Series 2002-19, Class PE, 6.00%, 04/25/17	2,689
408	Series 2002-21, Class LO, PO, 04/25/32	301
3,547	Series 2002-21, Class PE, 6.50%, 04/25/32	3,595
1,680	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,688
7,841	Series 2002-28, Class PK, 6.50%, 05/25/32	7,957
252	Series 2002-36, Class HZ, 7.00%, 12/25/29	253
2,481	Series 2002-37, Class Z, 6.50%, 06/25/32	2,506
1,120	Series 2002-42, Class C, 6.00%, 07/25/17	1,129
5,601	Series 2002-48, Class GH, 6.50%, 08/25/32	5,596
1,008	Series 2002-55, Class QE, 5.50%, 09/25/17	990
16,802	Series 2002-56, Class UC, 5.50%, 09/25/17	16,668
3,192	Series 2002-61, Class PE, 5.50%, 05/25/16	3,182
819	Series 2002-73, Class S, IF, 3.55%, 11/25/09	777
4,480	Series 2002-74, Class LD, 5.00%, 01/25/16	4,397
6,161	Series 2002-74, Class PD, 5.00%, 11/25/15	6,051
4,738	Series 2002-74, Class VA, 6.00%, 11/25/31	4,735
7,001	Series 2002-74, Class VB, 6.00%, 11/25/31	7,038
3,094	Series 2002-77, Class S, IF, 5.17%, 12/25/32	2,771
5,176	Series 2002-83, Class CS, 6.88%, 08/25/23	5,305
804	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	145
1,120	Series 2002-93, Class PD, 3.50%, 02/25/29	1,069
4,621	Series 2002-94, Class BK, 5.50%, 01/25/18	4,559
2,721	Series 2003-8, Class SB, IF, IO, 2.57%, 03/25/16	100
2,462	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	76
3,752	Series 2003-22, Class UD, 4.00%, 04/25/33	2,926
952	Series 2003-27, Class DW, 4.50%, 04/25/17	895
1,400	Series 2003-32, Class KC, 5.00%, 05/25/18	1,325
2,614	Series 2003-34, Class AX, 6.00%, 05/25/33	2,550
2,256	Series 2003-34, Class ED, 6.00%, 05/25/33	2,190
1,586	Series 2003-39, IO, VAR, 6.00%, 05/25/33	406
1,960	Series 2003-39, Class LW, 5.50%, 05/25/23	1,849
2,800	Series 2003-41, Class PE, 5.50%, 05/25/23	2,763
1,092	Series 2003-42, Class GB, 4.00%, 05/25/33	891
1,120	Series 2003-47, Class PE, 5.75%, 06/25/33	1,061
1,301	Series 2003-52, Class PA, 6.50%, 06/25/35	1,335
1,952	Series 2003-52, Class SX, IF, 7.71%, 10/25/31	1,878
1,165	Series 2003-64, Class SX, IF, 1.19%, 07/25/33	686
1,568	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	204
742	Series 2003-67, Class VQ, 7.00%, 01/25/19	767
812	Series 2003-68, Class QP, 3.00%, 07/25/22	739
2,680	Series 2003-71, Class DS, IF, 0.77%, 08/25/33	1,538
751	Series 2003-74, Class SH, IF, 1.02%, 08/25/33	420
19,906	Series 2003-80, Class SY, IF, IO, 2.57%, 06/25/23	1,294
1,580	Series 2003-81, Class LC, 4.50%, 09/25/18	1,468
7,281	Series 2003-83, Class PG, 5.00%, 06/25/23	6,916
2,278	Series 2003-91, Class SD, IF, 4.03%, 09/25/33	1,871
967	Series 2003-92, Class SH, IF, 2.98%, 09/25/18	704
3,360	Series 2003-106, Class US, IF, 1.45%, 11/25/23	1,960
449	Series 2003-106, Class WS, IF, 3.05%, 02/25/23	327
1,000	Series 2003-113, Class PC, 4.00%, 03/25/15	959
13,744	Series 2003-116, Class SB, IF, IO, 2.52%, 11/25/33	667
6,000	Series 2003-117, Class JB, 3.50%, 06/25/33	5,135
2,240	Series 2003-122, Class TE, 5.00%, 12/25/22	2,091

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,680	Series 2003-128, Class KE, 4.50%, 01/25/14	1,622
1,000	Series 2003-128, Class NG, 4.00%, 01/25/19	884
2,360	Series 2003-130, Class SX, IF, 3.90%, 01/25/34	2,136
1,879	Series 2003-132, Class OA, PO, 08/25/33	1,394
9,641	Series 2004-4, Class QI, IF, IO, 2.02%, 06/25/33	507
7,171	Series 2004-4, Class QM, IF, 4.04%, 06/25/33	6,132
5,268	Series 2004-10, Class SC, IF, 8.27%, 02/25/34	5,343
2,955	Series 2004-14, Class SD, IF, 1.45%, 03/25/34	1,637
2,474	Series 2004-21, Class CO, PO, 04/25/34	1,240
1,004	Series 2004-22, Class A, 4.00%, 04/25/19	905
1,680	Series 2004-25, Class PC, 5.50%, 01/25/34	1,611
10,177	Series 2004-25, Class SA, IF, 5.55%, 04/25/34	9,579
8,100	Series 2004-27, Class HB, 4.00%, 05/25/19	7,028
1,120	Series 2004-36, Class PC, 5.50%, 02/25/34	1,074
7,297	Series 2004-36, Class SA, IF, 5.55%, 05/25/34	6,616
3,309	Series 2004-36, Class SN, IF, 4.04%, 07/25/33	2,824
3,443	Series 2004-51, Class SY, IF, 4.08%, 07/25/34	2,923
1,400	Series 2004-53, Class NC, 5.50%, 07/25/24	1,365
903	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	889
1,120	Series 2004-76, Class CL, 4.00%, 10/25/19	994
2,000	Series 2004-81, Class AC, 4.00%, 11/25/19	1,768
1,960	Series 2004-92, Class JO, PO, 12/25/34	1,578
1,000	Series 2005-47, Class AN, 5.00%, 12/25/16	984
1,500	Series 2005-68, Class BC, 5.25%, 06/25/35	1,400
8,000	Series 2005-68, Class PG, 5.50%, 08/25/35	7,808
2,500	Series 2005-68, Class UC, 5.00%, 06/25/35	2,290
12,500	Series 2005-84, Class XM, 5.75%, 10/25/35	12,382
1,000	Series 2005-109, Class PC, 6.00%, 12/25/35	989
26,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	25,570
17,500	Series 2005-110, Class GK, 5.50%, 08/25/34	16,692
5,659	Series 2005-110, Class GL, 5.50%, 12/25/35	5,265
2,840	Series 2005-110, Class MN, 5.50%, 06/25/35	2,732
969	Series 2005-114, Class CZ, 5.50%, 01/25/36	926
2,500	Series 2005-116, Class PB, 6.00%, 04/25/34	2,501
3,461	Series 2006-22, Class AO, PO, 04/25/36	2,363
2,000	Series 2006-39, Class WC, 5.50%, 01/25/36	1,906
5,000	Series 2006-44, Class GO, PO, 06/25/36	3,692
15,000	Series 2006-44, Class P, PO, 12/25/33	10,627
3	Series G-17, Class S, HB, FRN, 558.00%, 06/25/21	48
210	Series G-28, Class S, IF, 10.01%, 09/25/21	233
164	Series G-35, Class M, 8.75%, 10/25/21	175
70	Series G-51, Class SA, IF, 15.92%, 12/25/21	87
322	Series G92-15, Class Z, 7.00%, 01/25/22	327
(h)	Series G92-27, Class SQ, IF, HB, 5594.88%, 05/25/22	74
832	Series G92-35, Class E, 7.50%, 07/25/22	863
1	Series G92-35, Class G, HB, 1184.78%, 07/25/22	19
97	Series G92-42, Class Z, 7.00%, 07/25/22	99
4,557	Series G92-44, Class ZQ, 8.00%, 07/25/22	4,790
127	Series G92-52, Class FD, FRN, 5.11%, 09/25/22	126
1,139	Series G92-54, Class ZQ, 7.50%, 09/25/22	1,186
141	Series G92-59, Class F, FRN, 4.32%, 10/25/22	137
268	Series G92-61, Class Z, 7.00%, 10/25/22	275
217	Series G92-62, Class B, PO, 10/25/22	174
947	Series G93-1, Class KA, 7.90%, 01/25/23	994
281	Series G93-14, Class J, 6.50%, 03/25/23	283
634	Series G93-17, Class SI, IF, 6.00%, 04/25/23	606
653	Series G93-27, Class FD, FRN, 5.97%, 08/25/23	668
150	Series G93-37, Class H, PO, 09/25/23	119
201	Series G93-5, Class Z, 6.50%, 02/25/23	203
198	Series G95-1, Class C, 8.80%, 01/25/25	213
2	Series K, Class 2, HB, 256.00%, 11/01/08	6
	Federal National Mortgage Association Whole Loan
1,308	Series 2002-W5, Class A10, IF, IO, 3.02%, 11/25/30	72
1,500	Series 2002-W5, Class A7, 6.25%, 08/25/30	1,504
4,209	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	4,251
1,422	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,465
728	Series 2003-W4, Class 2A, 6.50%, 10/25/42	735
1,399	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	1,387
5,103	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	5,208
	Government National Mortgage Association
3,164	Series 1994-3, Class PQ, 7.49%, 07/16/24	3,279
1,893	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,967
6,721	Series 1994-7, Class PQ, 6.50%, 10/16/24	6,873
1,486	Series 1996-16, Class E, 7.50%, 08/16/26	1,532
594	Series 1997-11, Class D, 7.50%, 07/20/27	610
2,351	Series 1997-8, Class PN, 7.50%, 05/16/27	2,435
1,230	Series 1998-26, Class K, 7.50%, 09/17/25	1,278
6,869	Series 1999-4, Class ZB, 6.00%, 02/20/29	6,845
5,318	Series 1999-10, Class ZC, 6.50%, 04/20/29	5,405

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,071	Series 1999-15, Class E, 6.50%, 01/16/29	1,081
1,290	Series 1999-30, Class S, IF, IO, 3.52%, 08/16/29	82
73	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	77
1,324	Series 1999-40, Class ZW, 7.50%, 11/20/29	1,380
1,957	Series 1999-41, Class Z, 8.00%, 11/16/29	2,041
611	Series 1999-44, Class PC, 7.50%, 12/20/29	636
5,207	Series 1999-44, Class ZC, 8.50%, 12/16/29	5,782
1,903	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,969
1,515	Series 2000-6, Class Z, 7.50%, 02/20/30	1,567
577	Series 2000-9, Class PB, 7.50%, 06/16/26	580
754	Series 2000-9, Class Z, 8.00%, 06/20/30	785
5,705	Series 2000-9, Class ZJ, 8.50%, 02/16/30	6,133
1,313	Series 2000-12, Class ST, IF, 14.39%, 02/16/30	1,442
1,670	Series 2000-14, Class PD, 7.00%, 02/16/30	1,711
490	Series 2000-16, Class ZN, 7.50%, 02/16/30	510
7,788	Series 2000-21, Class Z, 9.00%, 03/16/30	8,498
850	Series 2000-26, Class TZ, 8.50%, 09/20/30	923
552	Series 2000-26, Class Z, 7.75%, 09/20/30	562
105	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	119
1,651	Series 2000-31, Class Z, 9.00%, 10/20/30	1,761
430	Series 2000-34, Class SG, IF, IO, 3.45%, 10/20/30	24
890	Series 2000-35, Class ZA, 9.00%, 11/20/30	943
137	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	26
665	Series 2000-37, Class B, 8.00%, 12/20/30	693
357	Series 2000-38, Class AH, 7.15%, 12/20/30	363
809	Series 2001-4, Class SJ, IF, IO, 3.07%, 01/19/30	10
1,186	Series 2001-6, Class SD, IF, IO, 3.47%, 03/16/31	83
1,744	Series 2001-7, Class PK, 6.50%, 03/20/31	1,767
4,672	Series 2001-8, Class Z, 6.50%, 03/20/31	4,758
85	Series 2001-32, Class WA, IF, 7.42%, 07/20/31	83
1,240	Series 2001-35, Class SA, IF, IO, 3.17%, 08/16/31	83
1,077	Series 2001-36, Class S, IF, IO, 2.97%, 08/16/31	61
1,143	Series 2001-60, Class VP, 6.50%, 07/20/17	1,150
2,800	Series 2001-64, Class MQ, 6.50%, 12/20/31	2,849
1,188	Series 2002-3, Class SP, IF, IO, 2.31%, 01/16/32	43
2,069	Series 2002-7, Class PG, 6.50%, 01/20/32	2,103
4,966	Series 2002-24, Class AG, IF, IO, 2.87%, 04/16/32	303
457	Series 2002-24, Class SB, IF, 4.30%, 04/16/32	420
11,792	Series 2002-31, Class SE, IF, IO, 2.42%, 04/16/30	581
1,332	Series 2002-36, Class VB, 6.50%, 07/20/19	1,334
2,912	Series 2002-40, Class UK, 6.50%, 06/20/32	2,977
186	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	194
701	Series 2002-41, Class VB, 6.50%, 04/20/18	701
14,002	Series 2002-45, Class QE, 6.50%, 06/20/32	14,331
3,976	Series 2002-47, Class PG, 6.50%, 07/16/32	4,043
399	Series 2002-47, Class VB, 6.50%, 09/20/17	398
9,514	Series 2002-47, Class ZA, 6.50%, 07/20/32	9,692
287	Series 2002-51, Class SG, IF, 10.48%, 04/20/31	306
4,629	Series 2002-52, Class GH, 6.50%, 07/20/32	4,697
2,516	Series 2002-54, Class GB, 6.50%, 08/20/32	2,555
8,058	Series 2002-67, Class VA, 6.00%, 03/20/13	8,060
3,054	Series 2002-70, Class AV, 6.00%, 03/20/12	3,079
8,467	Series 2002-70, Class PS, IF, IO, 2.62%, 08/20/32	538
1,135	Series 2002-71, Class VJ, 6.00%, 12/20/14	1,137
1,411	Series 2002-75, Class PB, 6.00%, 11/20/32	1,371
1,465	Series 2002-79, Class KV, 6.00%, 11/20/13	1,470
1,448	Series 2002-80, Class EB, 7.00%, 01/20/32	1,492
1,077	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	33
2,833	Series 2002-88, Class VA, 6.00%, 12/20/17	2,838
3,684	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	682
1,689	Series 2003-4, Class NY, 5.50%, 12/20/13	1,678
5,933	Series 2003-11, Class SK, IF, IO, 2.62%, 02/16/33	323
8,933	Series 2003-112, Class SA, IF, IO, 1.47%, 12/16/33	308
2,818	Series 2003-12, Class SP, IF, IO, 2.62%, 02/20/33	158
611	Series 2003-24, PO, 03/16/33	473
1,960	Series 2003-40, Class TC, 7.50%, 03/20/33	2,105
1,960	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,994
1,120	Series 2003-46, Class MG, 6.50%, 05/20/33	1,151
2,072	Series 2003-46, Class TC, 6.50%, 03/20/33	2,095
1,863	Series 2003-52, Class AP, PO, 06/16/33	1,380
3,196	Series 2003-58, Class BE, 6.50%, 01/20/33	3,257
7,191	Series 2003-76, Class LS, IF, IO, 2.12%, 09/20/31	352
755	Series 2003-90, PO, 10/20/33	611
2,791	Series 2003-95, Class SC, IF, IO, 1.92%, 09/17/31	67
1,820	Series 2003-98, Class PC, 5.00%, 02/20/29	1,779
14,173	Series 2004-11, Class SW, IF, IO, 0.42%, 02/20/34	243
2,123	Series 2004-28, Class S, IF, 5.69%, 04/16/34	1,922
3,151	Series 2004-73, Class AE, IF, 4.37%, 08/17/34	2,818
4,671	Series 2004-83, Class AP, IF, 3.28%, 10/16/34	4,192

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Vendee Mortgage Trust
1,729	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,717
647	Series 1994-1, Class 2J, 6.50%, 02/15/13	647
2,811	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,812
1,875	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,916
4,503	Series 1997-1, Class 2Z, 7.50%, 02/15/27	4,687
5,357	Series 1998-1, Class 2E, 7.00%, 09/15/27	5,469

		1,208,706

	Non-Agency CMO — 11.6%
7,000	American Home Mortgage Investment Trust Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	6,724
	Banc of America Funding Corp.
2,912	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,772
8,328	Series 2003-QS9, Class A3, IF, IO, 4.11%, 03/20/35	8,095
2,075	Series 2004-1, PO, 03/25/34	1,632
3,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,863
3,513	Series 2005-7, Class 30, PO, 11/25/35	2,267
	Banc of America Mortgage Securities
852	Series 2003-7, Class A2, 4.75%, 09/25/18	820
1,315	Series 2003-8, Class A, PO, 11/25/33	940
18,889	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	148
745	Series 2004-4, Class A, PO, 05/25/34	500
2,888	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,560
2,925	Series 2004-6, Class A, PO, 07/25/34	1,818
636	Series 2004-8, Class 5, PO, 05/25/32	467
1,478	Series 2004-8, Class X, PO, 10/25/34	1,013
1,047	Series 2004-9, Class 3, PO, 09/25/32	768
8,581	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	8,171
7,098	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	6,911
	Bank of America Alternative Loan Trust
806	Series 2003-1, Class A, PO, 02/25/33	640
1,259	Series 2003-11, PO, 01/25/34	913
1,033	Series 2004-6, Class 15, PO, 07/25/19	781
1,433	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	1,340
	Bear Stearns Adjustable Rate Mortgage Trust
1,806	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,750
1,120	Series 2004-4, Class A4, VAR, 3.51%, 06/25/34	1,080
22,561	Series 2006-1, Class 1A1, FRN, 4.63%, 02/25/36	22,029
2,863	Cendant Mortgage Corp. Series 2003-8, Class 1P, PO, 10/25/33	1,864
	Citicorp Mortgage Securities, Inc.
879	Series 1993-14, Class A3, FRN, 6.28%, 11/25/23	879
10,239	Series 2004-1, Class 3A1, 4.75%, 01/25/34	9,784
2,059	Series 2004-5, Class 2A5, 4.50%, 08/25/34	1,965
	Citigroup Mortgage Loan Trust, Inc.
1,318	Series 2003-1, Class 2, PO, 10/25/33	870
614	Series 2003-1, Class 2A6, PO, 10/25/33	269
1,105	Series 2003-1, Class A3, PO, 10/25/33	711
461	Series 2003-1, Class WPO1, PO, 10/25/33	385
1,707	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,714
1,828	Series 2003-UST1, Class 1, PO, 12/25/18	1,379
919	Series 2003-UST1, Class 3, PO, 12/25/18	703
5,761	Series 2003-UST1, Class A1, 5.50%, 12/25/18	5,631
2,064	Series 2005-1, Class 2A1A, VAR, 4.73%, 04/25/35	2,034
	Countrywide Alternative Loan Trust
1,226	Series 2002-17, Class A7, 2.50%, 01/25/33	1,176
3,360	Series 2002-8, Class A4, 6.50%, 07/25/32	3,326
5,689	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	5,194
50,002	Series 2005-22T1, Class A2, IF, IO, 0.01%, 06/25/35	308
2,899	Series 2005-26CB, A10, IF, 3.84%, 07/25/35	2,718
8,000	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	7,443
8,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	7,555
4,611	Series 2005-5R, Class A1, 5.25%, 12/25/18	4,539
2,621	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	2,425
37,429	Series 2005-J1, Class 1A4, IF, IO, 0.02%, 02/25/35	108
	Countrywide Home Loan Mortgage Pass Through Trust
12,379	Series 2002-22, Class A20, 6.25%, 10/25/32	12,338
8,719	Series 2003-26, Class 1A6, 3.50%, 08/25/33	7,640
4,421	Series 2003-29, Class A1, 5.50%, 08/25/33	4,296
873	Series 2003-34, Class A11, 5.25%, 09/25/33	869
1,120	Series 2003-44 A9, PO, 10/25/33	558
1,607	Series 2003-J2 A17, IF, IO, 2.32%, 04/25/33	58
6,697	Series 2003-J7, Class 4A3, IF, 3.24%, 08/25/18	5,914
1,036	Series 2004-7 Class 2A1, FRN, 4.07%, 06/25/34	987
2,070	Series 2004-HYB1, Class 2A, VAR, 4.24%, 05/20/34	2,019
1,783	Series 2004-HYB3, Class 2A, VAR, 4.09%, 06/20/34	1,724
2,736	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,645
1,000	Series 2005-16, Class A23, 5.50%, 09/25/35	955
10,252	Series 2005-22, Class 2A1, FRN, 5.32%, 11/25/35	10,090

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,473	Series 2006-6, Class A6, 6.00%, 04/25/36	1,461
	Credit Suisse First Boston Mortgage Securities Corp.
120	Series 1987, Class C, PO, 04/25/17	101
216	Series 1987 C, Class I-O, IO, 10.97%, 04/25/17	52
777	Series 2004-5, Class 5P, PO, 08/25/19	586
1,798	Series 2005-9, Class AP, PO, 10/25/35	1,109
980	Series 2005-10, Class AP, PO, 11/25/35	463
2,581	First Horizon Alternative Mortgage Securities Series 2005-FA8, Class 1A19, VAR, 5.50%, 11/25/35	2,403
	First Horizon Asset Securities, Inc.
2,420	Series 2003-9, Class 1A6, VAR, 5.50%, 11/25/33	2,064
13,293	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	13,040
11,129	Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35	10,949
	GMAC Mortgage Corp. Loan Trust
8,558	Series 2005-AR3, Class 3A3, VAR, 4.87%, 06/19/35	8,435
5,000	Series 2003-AR3, Class A3A4, VAR, 4.87%, 06/19/35	4,874
	GSR Mortgage Loan Trust
1,209	Series 2003-3F, Class 4A3, 5.75%, 04/25/33	1,069
2,528	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	2,493
729	Series 2004-13F, Class A3, 6.00%, 11/25/34	653
521	Series 2004-15F, Class AP, PO, 12/25/34	408
4,300	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	4,287
1,365	Impac Secured Assets CMN Owner Trust Series 2004-3, Class 1A4, FRN, 5.48%, 11/25/34	1,371
	MASTR Adjustable Rate Mortgages Trust
8,698	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	8,444
12,000	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	11,402
	MASTR Alternative Loans Trust
1,522	Series 2003-9, Class 8A1, 6.00%, 01/25/34	1,493
2,306	Series 2004-10, Class 1A1, 4.50%, 09/25/19	2,168
1,205	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,182
1,918	Series 2004-7 30, PO, 07/25/34	1,461
1,597	Series 2004-7 30, PO, 08/25/34	1,102
7,605	Series 2004-8, Class 6A1, 5.50%, 09/25/19	7,491
	MASTR Asset Securitization Trust
1,378	Series 2003-12, Class 30, PO, 12/25/33	918
1,778	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,752
894	Series 2004-1 Class 30, PO, 02/25/34	600
1,707	Series 2004-6, Class 15, PO, 05/25/19	1,239
961	Series 2004-8, PO, 08/25/19	745
11,796	Master Resecuritization Trust Series 2005-PO, Class 3, PO, 05/28/35 (e)	8,099
1,478	Medallion Trust (Australia) Series 2004-1G, Class A1, FRN, 5.34%, 05/25/35	1,480
383	Merrill Lynch Trust Series 47, Class Z, 8.99%, 10/20/20	404
-(h)	Morgan Stanley Mortgage Trust Series 35, Class 2, IF, HB, 8169.12%, 04/01/14	3
5,984	MortgageIT Trust Series 2005-1, Class 1A1, FRN, 5.40%, 02/25/35	5,999
	Nomura Asset Acceptance Corp.
2,314	Series 2003-A1, Class A1, 5.50%, 05/25/33	2,278
1,702	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,695
385	Series 2003-A1, Class A5, 7.00%, 04/25/33	384
420	Series 2003-A1, Class A7, 5.00%, 04/25/18	416
2,460	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	2,448
	Paine Webber CMO Trust
19	Series H, Class 4, 8.75%, 04/01/18	20
87	Series P, Class 4, 8.50%, 08/01/19	90
2,500	Permanent Financing plc (United Kingdom) Series 4, Class 2A, FRN, 4.95%, 03/10/09	2,500
	Residential Accredit Loans, Inc.
1,734	Series 2002-QS16, Class A3, IF, 6.00%, 10/25/17	1,655
5,601	Series 2002-QS8, Class A5, 6.25%, 06/25/17	5,587
2,297	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	2,122
6,972	Series 2003-QS12, Class A2A, IF, IO, 2.52%, 06/25/18	401
2,122	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	383
14,440	Series 2003-QS14, Class A1, 5.00%, 07/25/18	13,872
4,920	Series 2003-QS18, Class A1, 5.00%, 09/25/18	4,729
3,454	Series 2003-QS3, Class A2, IF, 5.32%, 02/25/18	3,255
3,294	Series 2003-QS3, Class A8, IF, IO, 2.52%, 02/25/18	204
8,112	Series 2003-QS9, Class A3, IF, IO, 2.47%, 05/25/18	574
1,680	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,616
3,319	Series 2005-QA7, Class A21, VAR, 4.84%, 07/25/35	3,253
2,700	Series 2006-QS4, Class A7, IF, 5.46%, 04/25/36	2,625
	Residential Asset Securitization Trust
1,606	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,561
626	Series 2003-A14, Class A1, 4.75%, 02/25/19	594
	Residential Funding Mortgage Securities I

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

812	Series 2004-S6, Class 2A6, PO, 06/25/34	544
2,240	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	2,069
1,680	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,494
2,281	Series 2003-S14, Class A4, PO, 07/25/18	1,775
8,478	Series 2003-S7, Class A17, 4.00%, 05/25/33	8,061
4,650	Series 2005-SA4, Class 1A1, VAR, 4.98%, 09/25/35	4,591
473	Residential Funding Securities Corp. Series 2003-RM2, Class AP3, PO, 05/25/33	357
49	Rural Housing Trust Series 1987-1, Class 3B, 7.33%, 04/01/26	49
	Salomon Brothers Mortgage Securities VII
36	Series 2000-UP1, Class A2, 8.00%, 09/25/30	37
882	Series 2003-UP2, Class 1, PO, 12/25/18	713
	Structured Adjustable Rate Mortgage Loan Trust
4,200	Series 2004-6, Class 5A4, VAR, 4.99%, 06/25/34	3,943
	Structured Asset Securities Corp.
286	Series 2002-10H, Class 1AP, PO, 05/25/32	221
3,120	Series 2003-8, Class 1A2, 5.00%, 04/25/18	3,015
4,076	Series 2004-20, Class 1A3, 5.25%, 11/25/34	3,972
1,376	Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2002-MS, Class 12 A, 6.50%, 05/25/32	1,373
	Wamu Alternative Mortgage Pass-Through Certificates
803	Series 2005-1, Class CP, PO, 03/25/35	526
53,251	Series 2005-2, Class 1A4, IF, IO, 0.03%, 04/25/35	148
13,224	Series 2005-2, Class 2A3, IF, IO, 0.08%, 04/25/35	29
7,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	6,611
4,366	Series 2005-6, Class 2A4, 5.50%, 08/25/35	4,293
	Washington Mutual, Inc.
1,783	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,732
2,240	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	2,130
789	Series 2003-S10, Class A6, PO, 10/25/18	509
4,525	Series 2003-S8, Class A4, 4.50%, 09/25/18	4,215
2,240	Series 2003-S8, Class A6, 4.50%, 09/25/18	2,069
1,337	Series 2003-S9, Class P, PO, 10/25/33	889
1,007	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	979
1,105	Series 2004-RS2, Class A4, 5.00%, 11/25/33	918
	Wells Fargo Mortgage Backed Securities Trust
1,807	Series 2003-11 Class 1A, PO, 10/25/18	1,383
3,360	Series 2003-11, Class 1A4, 4.75%, 10/25/18	3,191
2,800	Series 2003-13, Class A7, 4.50%, 11/25/18	2,536
1,634	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,586
1,400	Series 2003-8, Class A9, 4.50%, 08/25/18	1,292
2,055	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	1,925
3,119	Series 2004-7, Class 2A2, 5.00%, 07/25/19	3,000
10,355	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	10,118
7,887	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	7,633
6,386	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	6,185
4,200	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	3,987
1,772	Series 2005-14, Class 2A, PO, 12/25/35	1,045
1,261	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	1,223

		456,503

	Total Collateralized Mortgage Obligations (Cost $1,746,979)	1,665,209

	Commercial Mortgage Backed Securities — 0.8%
7,500	Banc of America Commercial Mortgage, Inc. Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	7,254
	Bear Stearns Commercial Mortgage Securities
266	Series 2000-WF1, Class A1, 7.64%, 02/15/32	273
2,225	Series 2004-T16, Class A2, 3.70%, 02/13/46	2,148
3,050	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,898
4,640	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	4,539
290	GS Mortgage Securities Corp. II Series 2003-FL6A, Class A1, FRN, 5.23%, 11/15/15 (e)	290
5,100	Merrill Lynch Mortgage Trust Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	4,807
3,950	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1, Class A4, VAR, 5.44%, 02/12/39	3,864
25	Morgan Stanley Dean Witter Capital I Series 2002-TOP7, Class A2, 5.98%, 01/15/39	25
7,585	Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class A2, 4.04%, 10/15/41	7,227

	Total Commercial Mortgage Backed Securities (Cost $34,795)	33,325

	Corporate Bonds — 12.4%
	Aerospace & Defense — 0.1%
1,600	Northrop Grumman Corp. 7.13%, 02/15/11	1,693

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,104	Systems 2001 AT LLC (Cayman Islands) 7.16%, 12/15/11 (e)	1,134
5	United Technologies Corp. 6.10%, 05/15/12	5

	Airlines — 0.2%	2,832

538	American Airlines, Inc. Series 1999-1, 7.02%, 04/15/11	553
	Continental Airlines, Inc.
518	Series 1999-2, Class A1, 7.26%, 03/15/20	533
1,400	Series 1999-2, Class A2, 7.06%, 09/15/09	1,433
	Delta Airlines, Inc.
657	7.38%, 05/18/10 (d)	659
2,156	7.57%, 11/18/10 (d)	2,161
	United Airlines, Inc.
830	Series 2001-1, 6.07%, 03/01/13 (d)	824
1,100	Series 2001-1, 6.20%, 09/01/08 (d)	1,102

		7,265

	Automobiles — 0.1%
	DaimlerChrysler NA Holding Corp.
1,456	4.75%, 01/15/08	1,435
4,426	7.20%, 09/01/09	4,588
300	General Motors Corp. 8.80%, 03/01/21	231

		6,254

	Capital Markets — 1.5%
	Bear Stearns Cos., Inc. (The)
6,321	3.25%, 03/25/09	5,946
1,000	5.70%, 11/15/14	978
	Goldman Sachs Group, Inc.
1,865	3.88%, 01/15/09	1,790
2,096	4.75%, 07/15/13	1,958
1,000	5.15%, 01/15/14	950
1,535	5.25%, 10/15/13	1,475
10	5.70%, 09/01/12	10
2,095	6.35%, 02/15/34	1,967
2,142	6.60%, 01/15/12	2,223
560	6.65%, 05/15/09	577
6,329	6.88%, 01/15/11	6,615
286	7.35%, 10/01/09	301
	Lehman Brothers Holdings, Inc.
1,516	4.00%, 01/22/08	1,480
1,500	4.80%, 03/13/14	1,395
2,167	6.63%, 01/18/12	2,255
370	7.88%, 11/01/09	393
	Merrill Lynch & Co., Inc.
1,176	3.70%, 04/21/08	1,140
500	4.79%, 08/04/10	485
2,340	5.45%, 07/15/14	2,260
1,120	Series B, 3.13%, 07/15/08	1,068
2,912	Series C, 4.13%, 01/15/09	2,814
	Morgan Stanley
728	4.25%, 05/15/10	691
2,133	4.75%, 04/01/14	1,958
1,000	5.30%, 03/01/13	972
2,420	5.80%, 04/01/07	2,427
3,612	6.60%, 04/01/12	3,762
7,421	6.75%, 04/15/11	7,747
504	8.00%, 06/15/10	543
1,904	State Street Corp. 7.65%, 06/15/10	2,036

		58,216

	Chemicals — 0.1%
1,680	Dow Capital BV (Netherlands) 8.50%, 06/08/10	1,829
	Dow Chemical Co. (The)
580	6.13%, 02/01/11	589
945	7.38%, 11/01/29	1,056
2,035	ICI Wilmington, Inc. 5.63%, 12/01/13	1,954

		5,428

	Commercial Banks — 1.6%
	Bank of America Corp.
2,688	3.88%, 01/15/08	2,623
1,000	5.25%, 12/01/15	949
1,484	7.40%, 01/15/11	1,588
7,373	7.80%, 02/15/10	7,892

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,500	Cadets Trust 4.80%, 07/15/13 (e)	1,412
3,080	Firstar Bank NA 7.13%, 12/01/09	3,222
308	HSBC Holdings plc (United Kingdom) 7.35%, 11/27/32	339
1,750	Huntington National Bank 8.00%, 04/01/10	1,884
700	KEY Bank NA 7.50%, 09/15/08	731
2,296	Keycorp Series G, 4.70%, 05/21/09	2,241
	Popular North America, Inc.
840	4.25%, 04/01/08	817
3,105	4.70%, 06/30/09	3,008
2,232	Royal Bank of Canada (Canada) 3.88%, 05/04/09	2,138
	Suntrust Bank
3,180	2.50%, 11/01/06	3,142
1,120	6.38%, 04/01/11	1,151
	U.S. Bank NA
2,430	2.85%, 11/15/06	2,403
690	6.38%, 08/01/11	712
4,256	6.50%, 02/01/08	4,329
1,400	US Bancorp 7.50%, 06/01/26	1,588
1,064	Wachovia Bank NA 7.80%, 08/18/10	1,143
	Wachovia Corp.
2,688	3.50%, 08/15/08	2,577
2,037	3.63%, 02/17/09	1,941
1,400	4.88%, 02/15/14	1,313
	Wells Fargo & Co.
2,932	3.13%, 04/01/09	2,749
2,340	4.20%, 01/15/10	2,238
2,856	Wells Fargo Bank NA 7.55%, 06/21/10	3,063

		57,193

	Commercial Services & Supplies — 0.1%
1,315	Cendant Corp. 7.13%, 03/15/15	1,425
1,868	PHH Corp. 7.13%, 03/01/13	1,884

		3,309

	Computers & Peripherals — 0.1%
	International Business Machines Corp.
1,568	5.39%, 01/22/09	1,562
560	6.22%, 08/01/27	558

		2,120

	Consumer Finance — 1.5%
840	American Express Credit Corp. 3.00%, 05/16/08	802
	American General Finance Corp.
3,650	Series H, 3.00%, 11/15/06	3,613
2,281	Series H, 4.50%, 11/15/07	2,249
1,120	Series H, 5.38%, 10/01/12	1,092
238	Capital One Bank 5.75%, 09/15/10	238
	Ford Motor Credit Co.
1,110	5.80%, 01/12/09	1,015
11,350	7.38%, 10/28/09	10,454
3,600	7.88%, 06/15/10	3,322
	General Motors Acceptance Corp.
1,465	6.13%, 09/15/06	1,460
3,450	7.25%, 03/02/11	3,292
	HSBC Finance Corp.
1,400	4.75%, 05/15/09	1,368
1,000	5.00%, 06/30/15	925
10,092	5.88%, 02/01/09	10,176
280	6.38%, 11/27/12	287
1,680	6.40%, 06/17/08	1,708
3,176	6.50%, 11/15/08	3,242
468	6.75%, 05/15/11	487
560	7.20%, 07/15/06	561
2,520	7.88%, 03/01/07	2,563
	SLM Corp.
4,000	4.00%, 01/15/10	3,788
1,400	Series A, 5.38%, 01/15/13	1,367
784	Toyota Motor Credit Corp. 2.88%, 08/01/08	744

		54,753

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Diversified Financial Services — 1.7%
	Associates Corp. of N. America
2,484	8.15%, 08/01/09	2,665
1,470	8.55%, 07/15/09	1,593
1,400	Series A, 7.95%, 02/15/10	1,503
1,000	CIT Group, Inc. 7.75%, 04/02/12	1,092
	Citigroup, Inc.
700	3.50%, 02/01/08	679
1,000	4.70%, 05/29/15	920
3,292	5.63%, 08/27/12	3,270
420	6.20%, 03/15/09	427
	Credit Suisse USA, Inc.
616	4.70%, 06/01/09	601
1,200	4.88%, 01/15/15	1,108
1,400	5.50%, 08/15/13	1,364
8,639	6.13%, 11/15/11	8,769
	General Electric Capital Corp.
2,000	4.38%, 11/21/11	1,883
4,416	6.75%, 03/15/32	4,726
2,240	Series A, 3.50%, 05/01/08	2,162
2,968	Series A, 4.25%, 01/15/08	2,914
1,176	Series A, 4.63%, 09/15/09	1,146
8,957	Series A, 5.88%, 02/15/12	9,054
5,197	Series A, 6.00%, 06/15/12	5,280
4,649	Series A, 6.13%, 02/22/11	4,753
	International Lease Finance Corp.
865	4.50%, 05/01/08	848
689	5.88%, 05/01/13	685
	John Hancock Global Funding II
1,400	3.50%, 01/30/09 (e)	1,332
1,512	7.90%, 07/02/10 (e)	1,647
2,100	Pricoa Global Funding I 3.90%, 12/15/08 (e)	2,015
1,630	Textron Financial Corp. 5.13%, 02/03/11	1,592
2,240	USAA Capital Corp. Series B, 7.05%, 11/08/06 (e)	2,256
952	Washington Mutual Financial Corp. 6.88%, 05/15/11	998

		67,282

	Diversified Telecommunication Services — 1.3%
2,295	AT&T, Inc. 5.63%, 06/15/16	2,187
1,288	Bellsouth Capital Funding 7.75%, 02/15/10	1,371
700	BellSouth Corp. 5.20%, 09/15/14	658
2,094	Bellsouth Telecommunications 6.30%, 12/15/15	2,109
4,466	British Telecommunications plc (United Kingdom) 8.37%, 12/15/10	4,925
785	Deutsche Telekom International Finance BV (Netherlands) 5.25%, 07/22/13	741
	France Telecom S.A. (France)
4,695	7.75%, 03/01/11	5,071
1,000	8.50%, 03/01/31	1,207
1,120	GTE Corp. 7.51%, 04/01/09	1,168
3,164	Nynex Capital Funding Co. Series B, SUB, 8.23%, 10/15/09	3,364
	Sprint Capital Corp.
6,357	6.00%, 01/15/07	6,372
1,665	6.90%, 05/01/19	1,729
1,680	7.63%, 01/30/11	1,799
560	8.38%, 03/15/12	625
1,534	8.75%, 03/15/32	1,867
1,415	Telecom Italia Capital S.A. (Luxembourg) 4.00%, 11/15/08	1,361
1,512	TELUS Corp. (Canada) 8.00%, 06/01/11	1,652
3,650	Verizon Florida, Inc. Series F, 6.13%, 01/15/13	3,565
	Verizon Global Funding Corp.
4,621	7.25%, 12/01/10	4,863
1,540	7.38%, 09/01/12	1,646
823	Verizon Maryland, Inc. Series A, 6.13%, 03/01/12	815

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

880	Verizon New York, Inc. Series B, 7.38%, 04/01/32	867
1,232	Verizon Pennsylvania, Inc. 8.35%, 12/15/30	1,335
1,193	Verizon Virginia, Inc. Series A, 4.63%, 03/15/13	1,074

		52,371

	Electric Utilities — 0.5%
	Alabama Power Co.
392	4.70%, 12/01/10	378
1,515	Series Y, 2.80%, 12/01/06	1,496
392	Appalachian Power Co. 6.60%, 05/01/09	401
1,110	Arizona Public Service Co. 4.65%, 05/15/15	989
1,260	Carolina Power & Light Co. 5.13%, 09/15/13	1,205
290	Commonwealth Edison Co 6.95%, 07/15/18	296
	Constellation Energy Group, Inc.
1,792	6.35%, 04/01/07	1,802
560	7.00%, 04/01/12	588
	Dominion Resources, Inc.
3,000	Series A, 8.13%, 06/15/10	3,235
1,854	Series B, 6.25%, 06/30/12	1,875
2,100	DTE Energy Co. Series A, 6.65%, 04/15/09	2,147
2,814	Exelon Generation Co. LLC 6.95%, 06/15/11	2,943
304	Kiowa Power Partners LLC 4.81%, 12/30/13 (e)	293
1,600	Pacificorp 4.30%, 09/15/08	1,558
675	Pepco Holdings, Inc. 6.45%, 08/15/12	688
280	Virginia Electric & Power Co. Series A, 5.38%, 02/01/07	279

		20,173

	Food & Staples Retailing — 0.1%
1,680	Kroger Co. (The) 8.05%, 02/01/10	1,797
2,930	Safeway, Inc. 4.13%, 11/01/08	2,821

		4,618

	Gas Utilities — 0.0% (g)
1,008	KeySpan Gas East Corp. 7.88%, 02/01/10	1,078

	Health Care Providers & Services — 0.0% (g)
2,035	UnitedHealth Group, Inc. 3.30%, 01/30/08	1,961

	Hotels, Restaurants & Leisure — 0.0% (g)
504	Harrah’s Operating Co., Inc. 8.00%, 02/01/11	541

	Household Durables — 0.1%
1,485	Centex Corp. 5.70%, 05/15/14	1,408
1,465	Pulte Homes, Inc. 5.25%, 01/15/14	1,341

		2,749

	Independent Power Producers & Energy Traders — 0.1%
	Duke Energy Corp.
2,800	4.20%, 10/01/08	2,712
2,016	5.63%, 11/30/12	2,006

		4,718

	Industrial Conglomerates — 0.1%
644	Raychem Corp. 7.20%, 10/15/08	664
	Tyco International Group S.A. (Bermuda)
3,080	6.38%, 10/15/11	3,154
1,400	6.75%, 02/15/11	1,451

		5,269

	Insurance — 1.2%
2,184	American International Group, Inc. 4.25%, 05/15/13	1,990
	ASIF Global Financing
3,360	3.90%, 10/22/08 (e)	3,237
3,248	4.90%, 01/17/13 (e)	3,097
2,520	Jackson National Life Global Funding 6.13%, 05/30/12 (e)	2,583

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,980	Liberty Mutual Group, Inc. 5.75%, 03/15/14 (e)	2,819
	MassMutual Global Funding II
2,296	3.25%, 06/15/07 (e)	2,243
2,464	3.50%, 03/15/10 (e)	2,297
1,624	Metropolitan Life Global Funding I 5.20%, 09/18/13 (e)	1,575
3,360	Monumental Global Funding II 4.38%, 07/30/09 (e)	3,242
1,624	Monumental Global Funding III 5.20%, 01/30/07 (e)	1,622
	Nationwide Financial Services
1,130	5.90%, 07/01/12	1,130
1,182	6.25%, 11/15/11	1,204
	New York Life Global Funding
1,330	3.88%, 01/15/09 (e)	1,276
3,920	5.38%, 09/15/13 (e)	3,831
848	Pacific Life Global Funding 3.75%, 01/15/09 (e)	816
	Principal Life Global Funding I
1,400	2.80%, 06/26/08 (e)	1,327
336	5.13%, 06/28/07 (e)	335
6,021	6.25%, 02/15/12 (e)	6,162
	Protective Life Secured Trust
1,199	4.00%, 10/07/09	1,152
3,360	4.00%, 04/01/11	3,118
350	XL Capital Ltd. (Cayman Islands) 5.25%, 09/15/14	326

		45,382

	Media — 0.6%
1,570	Clear Channel Communications, Inc. 5.50%, 09/15/14	1,436
2,813	Comcast Cable Communications Holdings, Inc. 8.38%, 03/15/13	3,136
2,095	Comcast Corp. 5.50%, 03/15/11	2,062
1,022	Cox Communications, Inc. 7.75%, 11/01/10	1,086
400	Knight-Ridder, Inc. 7.13%, 06/01/11	413
900	News America, Inc. 7.25%, 05/18/18	968
	Tele-Communications-TCI Group
1,337	7.13%, 02/15/28	1,346
4,088	9.80%, 02/01/12	4,754
	Time Warner Cos., Inc.
1,232	7.48%, 01/15/08	1,264
896	8.18%, 08/15/07	922
2,415	9.15%, 02/01/23	2,867
	Time Warner Entertainment Co. LP
1,920	8.38%, 03/15/23	2,145
1,288	10.15%, 05/01/12	1,515
	Time Warner, Inc.
1,165	7.63%, 04/15/31	1,240
255	7.70%, 05/01/32	274

		25,428

	Multi-Utilities — 0.3%
	Duke Capital LLC
3,645	6.25%, 02/15/13	3,687
980	8.00%, 10/01/19	1,121
2,560	Nisource Finance Corp. 6.15%, 03/01/13	2,571
	PSEG Power LLC
2,190	5.50%, 12/01/15	2,064
1,322	7.75%, 04/15/11	1,419
1,255	8.63%, 04/15/31	1,538

		12,400

	Oil, Gas & Consumable Fuels — 0.3%
455	Alberta Energy Co., Ltd. (Canada) 7.38%, 11/01/31	503
2,350	BP Capital Markets plc (United Kingdom) 2.75%, 12/29/06	2,319
550	Conoco Funding Co. (Canada) 5.45%, 10/15/06	550
2,520	ConocoPhillips Co. 8.75%, 05/25/10	2,800
1,155	Husky Energy, Inc. (Canada) 6.15%, 06/15/19	1,141
1,230	Kerr-McGee Corp. 6.95%, 07/01/24	1,210

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Kinder Morgan Energy Partners LP
935	7.40%, 03/15/31	960
635	7.75%, 03/15/32	678
992	Pemex Project Funding Master Trust 8.63%, 02/01/22	1,116
2,045	Pioneer Natural Resources Co. 5.88%, 07/15/16	1,859

		13,136

	Paper & Forest Products — 0.1%
	International Paper Co.
1,904	4.00%, 04/01/10	1,786
879	4.25%, 01/15/09	845
885	5.85%, 10/30/12	871
1,008	Union Camp Corp. 6.50%, 11/15/07	1,019
	Weyerhaeuser Co.
48	6.13%, 03/15/07	48
700	6.75%, 03/15/12	719

		5,288

	Pharmaceuticals — 0.0% (g)
790	Wyeth 6.45%, 02/01/24	797

	Real Estate Management & Development — 0.1%
2,694	EOP Operating LP
	6.75%, 02/15/12	2,790
392	ERP Operating LP 4.75%, 06/15/09	382

		3,172

	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.
1,375	6.13%, 03/15/09	1,394
1,425	7.13%, 12/15/10	1,506
	Norfolk Southern Corp.
299	5.59%, 05/17/25	277
871	5.64%, 05/17/29	800
326	7.25%, 02/15/31	362
34	7.80%, 05/15/27	40

		4,379

	Thrifts & Mortgage Finance — 0.3%
784	Bank United Series A, 8.00%, 03/15/09	828
	Countrywide Home Loans, Inc.
3,080	Series L, 4.00%, 03/22/11	2,853
1,680	3.25%, 05/21/08	1,608
840	MGIC Investment Corp. 6.00%, 03/15/07	841
980	Washington Mutual Bank FA 6.88%, 06/15/11	1,029
2,921	Washington Mutual, Inc. 4.20%, 01/15/10	2,785
1,400	World Savings Bank FSB 4.50%, 06/15/09	1,360

		11,304

	Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services, Inc.
456	7.50%, 05/01/07	464
4,047	7.88%, 03/01/11	4,388
1,215	8.75%, 03/01/31	1,491

		6,343

	Total Corporate Bonds (Cost $492,114)	485,759

	Foreign Government Securities — 0.6%
	Mexico Government International Bond (Mexico)
2,313	4.63%, 10/08/08	2,249
2,035	5.88%, 01/15/14	1,974
2,105	6.38%, 01/16/13	2,108
1,925	8.30%, 06/15/09	2,193
1,000	8.30%, 08/15/31	1,135
4,881	Series A, 7.50%, 04/08/33	5,113
	Province of Quebec (Canada)
6,441	5.75%, 02/15/09	6,491
560	SUB, 7.37%, 03/06/26	651

	Total Foreign Government Securities (Cost $21,433)	21,914

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Mortgage Pass-Through Securities — 7.0%
	Federal Home Loan Mortgage Corp. Gold Pools
14,079	4.00%, 05/01/14 - 05/01/19	13,192
1,169	4.50%, 08/01/18	1,108
33,062	5.00%, 06/01/34	31,085
3,963	5.50%, 06/01/17 - 10/01/33	3,843
4,138	6.00%, 04/01/18 - 01/01/34	4,116
6,722	6.50%, 08/01/16 - 11/01/34	6,823
1,026	7.00%, 04/01/17 - 08/01/32	1,054
1,341	7.50%, 09/01/10 - 11/01/15	1,375
179	8.50%, 11/01/15	188
	Federal Home Loan Mortgage Corp. Conventional Pools
6,161	ARM, 4.13%, 04/01/34	5,982
3,431	ARM, 4.28%, 12/01/33	3,343
7,843	5.50%, 07/01/35	7,588
310	ARM, 5.70%, 07/01/19	313
271	ARM, 6.15%, 04/01/30	277
-(h)	7.50%, 07/01/16	-(h)
79	12.00%, 08/01/15 - 07/01/19	86
	Federal National Mortgage Association Various Pools
1,054	3.50%, 04/01/19	950
11,887	4.00%, 07/01/18 - 12/01/18	11,027
1,733	ARM, 4.19%, 01/01/34	1,690
34	ARM, 4.40%, 01/01/19	34
30,731	4.50%, 11/01/14 - 02/01/35	29,135
1,204	ARM, 4.52%, 07/01/34	1,187
1,405	ARM, 4.73%, 05/01/35	1,387
476	ARM, 4.85%, 09/01/27	477
469	ARM, 4.92%, 03/01/29	470
17,389	ARM, 4.86%, 01/01/35	17,166
48,241	5.00%, 12/01/16 - 09/01/35	46,325
43,081	5.50%, 06/01/12 - 03/01/34	42,057
109	ARM, 5.62%, 03/01/19	110
9,405	6.00%, 02/01/14 - 09/01/33	9,350
9,144	6.50%, 03/01/17 - 08/01/31	9,296
3,830	7.00%, 03/01/17 - 02/01/33	3,933
270	7.50%, 03/01/17 - 07/01/30	282
4,259	8.00%, 11/01/12 - 11/01/28	4,508
367	9.00%, 05/01/18 - 04/01/26	396
80	9.50%, 07/01/28	88
646	10.89%, 04/15/19	712
71	12.50%, 01/01/16	78
	Government National Mortgage Association Various Pools
5,329	5.50%, 06/15/33 - 09/15/34	5,190
2,909	6.50%, 06/15/17 - 04/15/33	2,966
1,210	7.00%, 02/15/33 - 06/15/33	1,257
703	7.50%, 11/15/22 - 11/15/31	735
2,026	8.00%, 01/15/16 - 09/20/28	2,143
133	8.50%, 07/15/08 - 05/20/25	143
23	9.00%, 12/15/16 - 10/15/30	24

	Total Mortgage Pass-Through Securities (Cost $283,137)	273,489

	Municipal Bonds — 0.1%
3,000	State of Illinois, Taxable Pension GO, 5.10%, 06/01/33 (Cost $3,000)	2,689

	Supranational — 0.0% (g)
560	Corp. Andina de Fomento 5.20%, 05/21/13 (Cost $558)	535

	U.S. Government Agency Securities — 1.8%
	Federal Home Loan Bank System
1,000	4.25%, 04/16/07	991
20,247	4.72%, 09/20/12	19,428
	Federal Home Loan Mortgage Corp.
4,645	4.13%, 07/12/10	4,435
1,260	5.75%, 01/15/12	1,281
1,120	6.63%, 09/15/09	1,163
1,550	6.88%, 09/15/10	1,638
	Federal Housing Authority
1,632	7.43%, 01/01/22	1,632
97	7.43%, 08/01/20	97
	Federal National Mortgage Association
18,000	5.25%, 04/15/07	17,982
2,240	5.50%, 03/15/11	2,249

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,778	6.13%, 03/15/12	1,840
4,822	6.25%, 02/01/11	4,958
1,176	6.38%, 06/15/09	1,210
2,000	7.13%, 01/15/30	2,398
1,316	7.13%, 06/15/10	1,399
5,881	7.25%, 01/15/10	6,245

	Total U.S. Government Agency Securities (Cost $70,127)	68,946

	U.S. Treasury Obligations — 20.8%
	U.S. Treasury Bonds
4,685	6.13%, 11/15/27	5,151
1,000	6.25%, 08/15/23	1,099
1,120	7.13%, 02/15/23	1,336
3,100	7.25%, 05/15/16	3,595
24,490	7.25%, 08/15/22 (m)	29,470
4,142	7.50%, 11/15/16	4,904
1,680	7.63%, 02/15/25	2,126
8,717	7.88%, 02/15/21 (m)	10,949
4,870	8.75%, 05/15/17	6,291
4,789	8.75%, 08/15/20	6,407
336	8.88%, 02/15/19	446
728	9.25%, 02/15/16	953
5,499	9.88%, 11/15/15 (m)	7,423
37,554	10.38%, 11/15/12 (m)	40,325
7,150	11.25%, 02/15/15 (m)	10,195
14,721	11.75%, 11/15/14 (m)	17,815
63,245	12.00%, 08/15/13 (m)	72,361
12,545	12.50%, 08/15/14 (m)	15,292
560	13.25%, 05/15/14	685
	U.S. Treasury Inflation Indexed Bonds
12,490	3.63%, 04/15/28 (m)	14,967
3,411	3.88%, 01/15/09	3,563
21,799	4.25%, 01/15/10	23,354
	U.S. Treasury Notes
4,000	3.00%, 11/15/07	3,885
560	3.13%, 09/15/08	537
4,000	3.50%, 02/15/10	3,795
17,925	3.50%, 08/15/09	17,125
1,078	3.50%, 11/15/06	1,070
400	3.63%, 01/15/10	382
2,000	3.63%, 04/30/07	1,973
1,225	3.63%, 07/15/09	1,176
3,645	4.00%, 02/15/14	3,389
26,215	4.00%, 06/15/09	25,467
2,805	4.75%, 05/15/14	2,740
2,700	5.00%, 08/15/11	2,698
840	5.63%, 05/15/08	849
9,168	5.75%, 08/15/10	9,426
13,497	6.00%, 08/15/09	13,880
3,080	6.13%, 08/15/07	3,117
47,361	6.50%, 02/15/10 (m)	49,690
2,800	6.50%, 10/15/06	2,814
	U.S. Treasury Bonds Coupon STRIPS
3,080	05/15/07	2,937
1,500	11/15/08	1,327
10,529	05/15/08	9,554
2,165	05/15/09	1,869
4,000	11/15/09	3,367
15,178	02/15/10	12,640
23,733	02/15/11	18,812
13,820	08/15/11	10,682
40,117	05/15/12	29,947
27,457	11/15/12	19,849
36,586	02/15/13	26,118
27,671	08/15/13	19,277
6,750	11/15/13	4,630
22,553	02/15/14 (m)	15,231
13,929	05/15/14 (m)	9,280
21,764	08/15/14 (m)	14,305
23,774	11/15/14	15,415
18,909	02/15/15 (m)	12,105
5,395	05/15/15	3,407
20,193	08/15/15	12,588
32,813	11/15/15	20,120
68,923	02/15/16	41,759
15,972	05/15/16	9,525
2,632	08/15/16	1,548

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,161	11/15/16	4,148
13,834	02/15/17	7,910
12,325	05/15/17	6,941
8,700	11/15/17	4,762
46,499	05/15/18	24,735
19,672	02/15/19	9,996
2,275	05/15/20	1,076
1,008	02/15/22	434
7,869	02/15/23	3,205
	U.S. Treasury Bonds Principal STRIPS
8,317	11/15/2009	7,002
8,096	11/15/2015	4,987
	U.S. Treasury Note Principal STRIPS
1,500	05/15/08	1,361

	Total U.S. Treasury Obligations (Cost $847,271)	815,569

	Total Long Term Investments (Cost $3,619,302)	3,486,948

Shares

	Short-Term Investment — 10.4%
	Investment Company — 10.4%
406,711	JPMorgan Liquid Assets Money Market Fund (b) (Cost $406,711)	406,711

Principal Amount $

	Investments of Cash Collateral on Securities Loaned — 6.2%
	Asset Backed Securities — 0.3%
9,285	Gsaa 2006-3 A1
	FRN, 5.16%, 02/22/08	9,285
2,571	Mabs, Series 2006-NC1, Class A1 FRN, 5.16%, 02/25/08	2,571

		11,856

	Certificate of Deposit — 0.4%
14,994	Bank of New York FRN, 5.19%, 05/02/08	14,994

	Corporate Notes — 3.3%
2,000	Allstate Life Global Funding FRN, 5.08%, 07/02/07	2,000
25,000	Berkshire Hathaway Finance Corp. FRN, 5.08%, 01/11/08	25,000
5,000	CDC Financial Products Inc. FRN, 5.16%, 06/30/06	5,000
439	Citigroup Global Markets Holdings FRN, 5.00%, 12/12/06	439
	Citigroup Global Markets, Inc.
1,600	FRN, 5.13%, 06/07/06	1,600
2,900	FRN, 5.13%, 06/07/06	2,900
3,900	FRN, 5.13%, 06/07/06	3,900
2,600	FRN, 5.13%, 06/07/06	2,600
6,000	Dorada Finance Inc. FRN, 5.12%, 01/14/08	6,000
2,000	Fifth Third Bancorp FRN, 5.06%, 07/02/07	2,000
	Greenwich Capital Holdings
13,056	FRN, 5.63%, 07/09/07	13,056
25,000	FRN, 5.63%, 07/09/07	25,000
	MBIA Global Funding LLC
597	FRN, 5.18%, 01/26/07	597
25,000	FRN, 5.18%, 01/26/07	25,000
5,000	Morgan Stanley FRN, 5.24%, 05/31/07	5,000
2,000	Trusts Allstate Life Global Funding FRN, 5.08%, 07/02/07	2,000
7,500	World Savings Bank FSB FRN, 5.14%, 06/20/08	7,500

		129,592

	Funding Agreement — 0.3%
11,000	Beneficial Life Insurance Co. FRN, 5.21%, 08/31/06	11,000

	Repurchase Agreements — 1.9%
36,875	Bank of America Securities LLC, 5.07%, dated 5/31/05, due 6/01/06, repurchase price $36,880, collateralized by U.S. Government Agency Mortgages	36,875
21,500	Citigroup Global Markets, Inc., 5.11%, dated 5/31/05, due 6/01/06, repurchase price $21,503, collateralized by Asset Backed Securities	21,500

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

16,500	Greenwich Capital, 5.13%, dated 5/31/05, due 6/01/06, repurchase price $16,502, collateralized by Asset Backed Securities	16,500

		74,875

	Total Investments of Cash Collateral on Securities Loaned (Cost $242,317)	242,317

	Total Investments — 105.6% (Cost $4,268,330)	4,135,976
	Liabilities in Excess of Other Assets — (5.6)%	(220,979)

	Net Assets — 100.0%	$3,914,997

Percentages indicated are based on net assets.

Abbreviations:

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(d) Defaulted Security.

(e)  All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g) Amount rounds to less than 0.1%.

(h) Amount rounds to less than one thousand.

(m)  All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM Adjustable Rate Mortgage

CMO Collateralized Mortgage Obligation

FRN Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.

GO General Obligation

HB  High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO  Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS  Separate trading or registered interest and principal of securities. The STRIPS program lets investors hold and trade the individual interest and principal components of eligible notes and bonds as separate securities.

SUB Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.

VAR Variable. The interest rate shown is the rate in effect at May 31, 2006.

As of May 31, 2006 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,319
Aggregate gross unrealized depreciation	(156,673)

Net unrealized appreciation/depreciation	$(132,354)

Federal income tax cost of investments	$4,268,330

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 89.6%
	Asset Backed Securities — 0.5%
674	BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 02/25/13	675
453	CNH Equipment Trust Series 2003-B, Class A3B, 2.47%, 01/15/08	450
1,397	Community Program Loan Trust Series 1987-A, Class A4, 4.50%, 10/01/18	1,362
208	CS First Boston Mortgage Securities Corp. Series 2002-HE4, Class AF, 5.51%, 08/25/32	207
49	GE Capital Mortgage Services, Inc. Series 1997-HE3, Class A6, 6.72%, 10/25/27	48
1,000	MBNA Credit Card Master Note Trust Series 2003-C1, Class C1, FRN, 6.78%, 06/15/12	1,053
	MBNA Master Credit Card Trust USA
262	Series 1999-D, Class B, 6.50%, 11/15/08	262
1,500	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	1,536
48	Residential Asset Mortgage Products, Inc. Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	48
210	Security Pacific Acceptance Corp. Series 1995-1, Class A3, 7.25%, 04/10/20	210

	Total Asset Backed Securities (Cost $5,851)	5,851

	Collateralized Mortgaged Obligations — 29.4%
	Agency CMO — 19.7%
1,903	Federal Home Loan Bank Series 2000, Class Y, 5.27%, 12/28/12	1,874
	Federal Home Loan Mortgage Corp.
110	Series 11, Class D, 9.50%, 07/15/19	115
48	Series 38, Class D, 9.50%, 05/15/20	51
28	Series 81, Class A, 8.13%, 11/15/20	28
56	Series 84, Class F, 9.20%, 10/15/20	59
33	Series 109, Class I, 9.10%, 01/15/21	33
11	Series 198, Class Z, 8.50%, 09/15/22	11
538	Series 201, Class Z, 8.00%, 02/15/23	536
175	Series 1254, Class N, 8.00%, 04/15/22	175
453	Series 1316, Class Z, 8.00%, 06/15/22	470
127	Series 1343, Class LB, 7.50%, 08/15/22	127
254	Series 1456, Class Z, 7.50%, 01/15/23	258
3,186	Series 1538, Class J, 6.50%, 06/15/08	3,191
1,000	Series 1543, Class VN, 7.00%, 07/15/23	1,027
96	Series 1556, Class H, 6.50%, 08/15/13	98
293	Series 1561, Class J, 6.50%, 08/15/08	294
350	Series 1577, Class PV, 6.50%, 09/15/23	354
317	Series 1595, Class D, 7.00%, 10/15/13	321
254	Series 1611, Class JC, IF, 10.00%, 08/15/23	266
3,475	Series 1628, Class LZ, 6.50%, 12/15/23	3,519
626	Series 1630, Class PJ, 6.00%, 05/15/23	627
1,000	Series 1630, Class PK, 6.00%, 11/15/23	996
2,287	Series 1637, Class G, 6.00%, 06/15/23	2,288
422	Series 1667, Class B, 6.00%, 01/15/09	423
16	Series 1671, Class QC, IF, 10.00%, 02/15/24	17
662	Series 1796, Class B, 6.50%, 12/15/08	664
350	Series 2022, Class PE, 6.50%, 01/15/28	354
1,780	Series 2036, Class PG, 6.50%, 01/15/28	1,802
2,305	Series 2055, Class OE, 6.50%, 05/15/13	2,338
339	Series 2089, Class PJ, IO, 7.00%, 10/15/28	66
8,665	Series 2091, Class PG, 6.00%, 11/15/28	8,638
1,234	Series 2122, Class QR, 6.25%, 01/15/28	1,235
1,271	Series 2123, Class PE, 6.00%, 12/15/27	1,273
486	Series 2132, Class PD, 6.00%, 11/15/27	487
331	Series 2161, Class PG, 6.00%, 04/15/28	331
1,003	Series 2201, Class C, 8.00%, 11/15/29	1,041
375	Series 2261, Class ZY, 7.50%, 10/15/30	380
600	Series 2297, Class NB, 6.00%, 03/15/16	605
496	Series 2310, Class Z, 6.00%, 04/15/31	495
186	Series 2313, Class LA, 6.50%, 05/15/31	189
4,589	Series 2330, Class PE, 6.50%, 06/15/31	4,654
1,824	Series 2344, Class QG, 6.00%, 08/15/16	1,838
1,983	Series 2345, Class PQ, 6.50%, 08/15/16	2,021
1,645	Series 2368, Class TG, 6.00%, 10/15/16	1,658
3,147	Series 2394, Class MC, 6.00%, 12/15/16	3,173
1,000	Series 2399, Class PG, 6.00%, 01/15/17	1,012
300	Series 2410, Class QB, 6.25%, 02/15/32	297
1,000	Series 2430, Class WF, 6.50%, 03/15/32	1,009
4,420	Series 2454, Class BG, 6.50%, 08/15/31	4,461
2,000	Series 2466, Class DH, 6.50%, 06/15/32	2,028

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,000	Series 2543, Class YX, 6.00%, 12/15/32	1,948
2,000	Series 2557, Class WJ, 5.00%, 07/15/14	1,982
999	Series 2564, Class BM, 4.50%, 02/15/33	870
476	Series 2602, Class BX, 3.50%, 12/15/22	435
2,000	Series 2617, Class GR, 4.50%, 05/15/18	1,846
5,700	Series 2636, Class Z, 4.50%, 06/15/18	5,217
434	Series 2643, Class KG, 4.00%, 05/15/18	431
1,612	Series 2656, Class AC, 6.00%, 08/15/33	1,609
1,088	Series 2668, Class SB, IF, 2.68%, 10/15/15	957
3,500	Series 2686, Class GB, 5.00%, 05/15/20	3,439
5,000	Series 2708, Class N, 4.00%, 11/15/18	4,386
5,000	Series 2715, Class NG, 4.50%, 12/15/18	4,643
2,000	Series 2716, Class UN, 4.50%, 12/15/23	1,787
697	Series 2755, Class SA, IF, 4.04%, 05/15/30	614
1,866	Series 2756, Class NA, 5.00%, 02/15/24	1,788
3,000	Series 2762, Class LD, 5.00%, 10/15/27	2,931
2,000	Series 2764, Class OE, 4.50%, 03/15/19	1,848
2,000	Series 2764, Class UC, 5.00%, 05/15/27	1,954
1,174	Series 2776, Class SK, IF, 1.45%, 04/15/34	717
391	Series 2811, PO, 06/15/34	279
492	Series 2827, Class SQ, FRN, 7.50%, 01/15/19	469
1,172	Series 2958, Class KB, 5.50%, 04/15/35	1,162
5,708	Series 2962, Class WJ, 5.50%, 06/15/24	5,702
5,375	Series 2993, Class MN, 5.00%, 06/15/23	5,286
982	Series 3059, Class B, 5.00%, 02/15/35	881
1,000	Series 3064, Class OG, 5.50%, 06/15/34	965
3,483	Series 3134, PO, 03/15/36	2,453
998	Series 3138, PO, 04/15/36	710
619	Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series T-54, Class 2A, 6.50%, 02/25/43	625
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association
493	Series 23, Class KZ, 6.50%, 11/25/23	500
3,437	Series 24, Class J, 6.25%, 11/25/23	3,430
234	Series 29, Class J, 7.00%, 09/25/23	234
393	Series 31, Class Z, 8.00%, 04/25/24	416
	Federal National Mortgage Association
35	Series 1988-13, Class C, 9.30%, 05/25/18	38
401	Series 1989-72, Class E, 9.35%, 10/25/19	435
10	Series 1989-98, Class H, 11.50%, 12/25/19	11
24	Series 1990-1, Class D, 8.80%, 01/25/20	25
29	Series 1990-110, Class H, 8.75%, 09/25/20	31
21	Series 1990-117, Class E, 8.95%, 10/25/20	23
211	Series 1991-141, Class PZ, 8.00%, 10/25/21	222
99	Series 1992-31, Class M, 7.75%, 03/25/22	103
75	Series 1992-78, Class H, 7.50%, 06/25/07	75
120	Series 1992-79, Class Z, 9.00%, 06/25/22	129
134	Series 1992-101, Class J, 7.50%, 06/25/22	135
1,247	Series 1992-188, Class PZ, 7.50%, 10/25/22	1,300
92	Series 1993-23, Class PZ, 7.50%, 03/25/23	96
176	Series 1993-55, Class K, 6.50%, 05/25/08	176
469	Series 1993-56, Class PZ, 7.00%, 05/25/23	482
473	Series 1993-60, Class Z, 7.00%, 05/25/23	486
812	Series 1993-79, Class PL, 7.00%, 06/25/23	835
133	Series 1993-86, Class H, 6.50%, 06/25/08	134
18	Series 1993-140, Class H, 6.50%, 03/25/13	17
1,363	Series 1993-141, Class Z, 7.00%, 08/25/23	1,396
706	Series 1993-149, Class M, 7.00%, 08/25/23	726
815	Series 1993-160, Class AJ, 6.50%, 04/25/23	818
1,623	Series 1993-160, Class ZA, 6.50%, 09/25/23	1,660
728	Series 1993-175, Class PG, 6.50%, 09/25/08	730
25	Series 1993-205, Class H, PO, 09/25/23	20
65	Series 1993-231, Class M, 6.00%, 12/25/08	65
120	Series 1993-255, Class E, 7.10%, 12/25/23	124
638	Series 1993-257, Class C, PO, 06/25/23	545
1,461	Series 1994-1, Class L, 6.50%, 01/25/14	1,477
7	Series 1994-23, Class PE, 6.00%, 08/25/22	7
3,935	Series 1994-23, Class PX, 6.00%, 08/25/23	3,898
1,865	Series 1994-28, Class K, 6.50%, 08/25/23	1,872
77	Series 1994-32, Class Z, 6.50%, 03/25/09	77
338	Series 1994-65, Class PK, PO, 04/25/24	266
404	Series 1995-4, Class Z, 7.50%, 10/25/22	429
223	Series 1995-19, Class K, 6.50%, 09/25/08	223
649	Series 1995-19, Class Z, 6.50%, 11/25/23	674
351	Series 1996-59, Class K, 6.50%, 07/25/23	354
367	Series 1997-11, Class E, 7.00%, 03/18/27	378
155	Series 1997-27, Class J, 7.50%, 04/18/27	161
500	Series 1997-42, Class EG, 8.00%, 07/18/27	549
2,362	Series 1997-63, Class ZA, 6.50%, 09/18/27	2,404
1,966	Series 1999-47, Class JZ, 8.00%, 09/18/29	2,117
1,083	Series 2000-8, Class Z, 7.50%, 02/20/30	1,125
2,086	Series 2001-4, Class PC, 7.00%, 03/25/21	2,149
1,477	Series 2001-5, Class OW, 6.00%, 03/25/16	1,486
1,000	Series 2002-11, Class QG, 5.50%, 03/25/17	988
5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	4,991

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Series 2002-55, Class QE, 5.50%, 09/25/17	982
1,500	Series 2002-61, Class PE, 5.50%, 05/25/16	1,495
2,000	Series 2002-74, Class PD, 5.00%, 11/25/15	1,964
2,500	Series 2003-8, Class QD, 5.00%, 09/25/16	2,437
2,000	Series 2003-47, Class PE, 5.75%, 06/25/33	1,895
518	Series 2003-60, Class DA, 4.25%, 06/25/21	490
3,030	Series 2003-73, Class GA, 3.50%, 05/25/31	2,785
2,000	Series 2003-83, Class PG, 5.00%, 06/25/23	1,900
136	Series 2003-91, Class SD, IF, 4.03%, 09/25/33	111
7,600	Series 2003-92, Class PD, 4.50%, 03/25/17	7,277
2,000	Series 2003-106, Class WE, 4.50%, 11/25/22	1,823
5,000	Series 2003-113, Class PC, 4.00%, 03/25/15	4,796
1,000	Series 2003-128, Class KE, 4.50%, 01/25/14	966
9,247	Series 2003-128, Class NG, 4.00%, 01/25/19	8,176
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	876
224	Series 2004-22, Class A, 4.00%, 04/25/19	202
1,000	Series 2004-53, Class NC, 5.50%, 07/25/24	975
4,700	Series 2005-40, Class YA, 5.00%, 09/25/20	4,623
2,080	Series 2005-48, Class OM, 5.00%, 03/25/30	2,011
6,800	Series 2005-68, Class BC, 5.25%, 06/25/35	6,348
4,766	Series 2005-68, Class JK, 5.25%, 05/25/35	4,634
2,500	Series 2005-84, Class XM, 5.75%, 10/25/35	2,476
5,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	4,917
1,000	Series 2005-116, Class PB, 6.00%, 04/25/34	1,000
1,137	Series 2006-22, Class AO, PO, 04/25/36	776
80	Series G-29, Class O, 8.50%, 09/25/21	82
616	Series G92-15, Class Z, 7.00%, 01/25/22	626
54	Series G92-30, Class Z, 7.00%, 06/25/22	56
116	Series G92-62, Class B, PO, 10/25/22	93
911	Federal National Mortgage Association Whole Loan Series 2004-W2, Class 2A2, 7.00%, 02/25/44	930
	Government National Mortgage Association
422	Series 1997-7, Class ZA, 9.00%, 05/16/27	452
513	Series 1997-8, Class PN, 7.50%, 05/16/27	531
122	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	135
1,277	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,322
2,536	Series 2000-1, Class PK, 8.00%, 01/16/30	2,638
777	Series 2000-9, Class Z, 8.00%, 06/20/30	808
649	Series 2000-26, Class Z, 7.75%, 09/20/30	660
2,762	Series 2002-4, Class TD, 7.00%, 01/20/32	2,852
3,000	Series 2002-45, Class QE, 6.50%, 06/20/32	3,071
150	Series 2002-47, Class HM, 6.00%, 07/16/32	150
131	Series 2004-73, Class AE, IF, 4.37%, 08/17/34	117
	Vendee Mortgage Trust
2,335	Series 1996-2, Class 1Z, 6.75%, 06/15/26	2,387
6,261	Series 1998-1, Class 2E, 7.00%, 09/15/27	6,391
320	Series 1999-1, Class 2Z, 6.50%, 01/15/29	322

		247,741

	Non-Agency CMO — 9.7%
540	ABN AMRO Mortgage Corp. Series 2003-7, Class A3, 4.50%, 07/25/18	508
4,943	American Home Mortgage Investment Corp. Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	4,748
	Banc of America Funding Corp.
1,500	Series 2005-5, Class 3A5, 5.50%, 08/25/35	1,363
976	Series 2005-7, Class 30, PO, 11/25/35	630
4,164	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	4,048
	Banc of America Mortgage Securities
1,521	Series 2003-7, Class A2, 4.75%, 09/25/18	1,464
154	Series 2004-11, Class 15, PO, 01/25/20	114
1,302	Series 2004-2, Class 2A4, 5.50%, 03/25/34	1,237
6,082	Series 2004-3, Class 2A1, 5.50%, 04/25/34	5,824
1,000	Series 2004-7, Class 2A2, 5.75%, 08/25/34	966
645	Series 2004-8, Class X, PO, 10/25/34	442
525	Series 2005-1, Class 15, PO, 02/25/20	387
504	Series 2005-1, Class 1A17, 5.50%, 02/25/35	458
712	Series 2005-10, Class 15, PO, 11/25/20	486
960	Series 2005-11, Class 15, PO, 12/25/20	709
1,548	Bear Stearns Adjustable Rate Mortgage Trust Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,500
25	Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, VAR, 6.67%, 03/25/31	25
	BHN II Mortgage Trust
439	Series 1997-1, Class A2, 7.92%, 07/25/09 (i)	11
638	Series 1997-2, Class A2, 7.54%, 05/31/17 (i)	19
2,198	Cendant Mortgage Corp. Series 2003-8, Class 1A8, 5.25%, 09/25/33	2,068
2,844	Citicorp Mortgage Securities, Inc. Series 2004-1, Class 3A1, 4.75%, 01/25/34	2,718
335	Citigroup Mortgage Loan Trust, Inc. Series 2003-UST1, PO, 12/25/18	256
	Countrywide Alternative Loan Trust
1,884	Series 2003-J3, Class 2A1, 6.25%, 12/25/33	1,869
5,486	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	5,317

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

800	Series 2005-23CB, Class A2, 5.50%, 07/25/35	746
5,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	4,722
2,065	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,032
2,000	Series 2005-86CB, Class A11, 5.50%, 02/25/36	1,855
112	Series 2005-J1, Class 4A1, 6.00%, 08/25/17	110
746	Series 2005-J6, Class 2A1, 5.50%, 07/25/25	730
100	Series 2005-J7, Class 1A9, 5.50%, 07/25/35	93
	Countrywide Home Loan Mortgage Pass Through Trust
4,000	Series 2002-32, Class 1A18, 6.00%, 01/25/33	3,991
500	Series 2002-35, Class 2A10, 6.00%, 02/25/33	499
300	Series 2002-39, Class A17, 5.00%, 02/25/33	294
1,290	Series 2003-J13, Class 1A2, 5.25%, 01/25/34	1,285
310	Series 2003-J7, Class 2A13, 5.00%, 08/25/33	268
210	Series 2005-13, Class A1, 5.50%, 06/25/35	208
4,458	Series 2005-22, Class 2A1, FRN, 5.32%, 11/25/35	4,387
	CS First Boston Mortgage Securities Corp.
1,000	Series 2005-1, Class 1A16, 5.50%, 02/25/35	920
500	Series 2005-10, Class 10A4, 6.00%, 11/25/35	481
881	Series 2005-10, Class 6A13, 5.50%, 11/25/35	744
288	Deutsche ALT-A Securities, Inc. Alternate Loan Trust
	Series 2005-3, Class 4A, PO, 06/25/35	174
1,139	First Horizon Alternative Mortgage Securities Series 2004-AA3, Class A1, FRN, 5.32%, 09/25/34	1,122
1,814	First Horizon Asset Securities, Inc. Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35	1,785
71	Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 08/25/33	70
1,183	MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	1,149
	MASTR Alternative Loans Trust
605	Series 2003-8, Class 3A1, 5.50%, 12/25/33	586
158	Series 2004-6, Class 6A1, 6.50%, 07/25/34	158
375	Series 2004-7, Class 30, PO, 08/25/34	259
182	Series 2004-7, Class 3A1, 6.50%, 08/25/34	181
2,281	Series 2004-8, Class 6A1, 5.50%, 09/25/19	2,247
4,529	Series 2004-10, Class 1A1, 4.50%, 09/25/19	4,259
956	Series 2004-11, Class 8A3, 5.50%, 10/25/19	941
168	Series 2005-1, Class 5A1, 5.50%, 01/25/20	166
	MASTR Asset Securitization Trust
2,117	Series 2003-4, Class 2A2, 5.00%, 05/25/18	2,085
428	Series 2003-6, Class 8A1, 5.50%, 07/25/33	410
1,428	Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,367
1,458	Series 2003-11, Class 3A1, 4.50%, 12/25/18	1,373
403	Series 2004-6, Class 15, PO, 05/25/19	292
817	Series 2004-8, PO, 08/25/19	633
956	Series 2004-10, Class 1A1, 4.50%, 10/25/19	900
907	MASTR Resecuritization Trust
	Series 2005-PO, Class 3, PO, 05/28/35 (e)	623
1,192	MortgageIT Trust Series 2005-1, Class 1A1, FRN, 5.40%, 02/25/35	1,195
824	Nomura Asset Acceptance Corp. Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	820
	Paine Webber CMO Trust
29	Series H, Class 4, 8.75%, 04/01/18	30
5	Series J, Class 3, 8.80%, 05/01/18	5
35	Series L, Class 4, 8.95%, 07/01/18	36
	Residential Accredit Loans, Inc.
2,888	Series 2003-QS14, Class A1, 5.00%, 07/25/18	2,774
1,550	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,491
1,599	Series 2005-QA7, Class A21, VAR, 4.84%, 07/25/35	1,568
4,000	Series 2005-QS5, Class A4, 5.75%, 04/25/35	3,762
	Residential Funding Mortgage Securities I
1,593	Series 2003-S7, Class A17, 4.00%, 05/25/33	1,515
2,713	Series 2004-S4, Class 2A7, 4.50%, 04/25/19	2,595
1,691	Series 2005-SA4, Class 1A1, VAR, 4.98%, 09/25/35	1,670
3,079	Series 2006-S1, Class 1A8, 5.75%, 01/25/36	2,577
1,172	Residential Funding Securities Corp. Series 2003-RM2, Class AII, 5.00%, 05/25/18	1,128
308	Structured Asset Securities Corp. Series 2003-21, Class 1A3, 5.50%, 07/25/33	301
300	Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class CB7, 5.50%, 06/25/35	283
	Washington Mutual, Inc.
2,362	Series 2002-S4, Class A4, 6.50%, 10/19/29	2,366
503	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	488
672	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	648
1,525	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	1,481
	Wells Fargo Mortgage Backed Securities Trust
208	Series 2003-8, Class A9, 4.50%, 08/25/18	192
570	Series 2003-10, Class A1, 4.50%, 09/25/18	537
500	Series 2003-11, Class 1A4, 4.75%, 10/25/18	475
414	Series 2003-17, Class 2A9, PO, 01/25/34	176
1,063	Series 2003-18, Class A1, 5.50%, 12/25/33	1,037
320	Series 2004-DD, Class 2A8, FRN, 4.51%, 01/25/35	305

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,318	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	2,243
1,451	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	1,406
352	Series 2004-Q, Class 1A3, FRN, 4.90%, 09/25/34	335
2,254	Series 2004-Q, Class 2A2, FRN, 4.88%, 09/25/34	2,150
2,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,899
2,175	Series 2005-9, Class 2A10, 5.25%, 10/25/35	1,885

		120,685

	Total Collateralized Mortgage Obligations (Cost $376,902)	368,426

	Commercial Mortgage Backed Securities — 0.9%
2,000	Banc of America Commercial Mortgage, Inc. Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	1,934
	Bear Stearns Commercial Mortgage Securities
809	Series 2000-WF1, Class A1, 7.64%, 02/15/32	829
1,000	Series 2004-T14, Class A3, 4.80%, 01/12/41	963
2,570	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	2,514
1,975	DLJ Commercial Mortgage Corp. Series 2000-CF1, Class A1B, 7.62%, 06/10/33	2,107
1,750	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1, Class A4, VAR, 5.44%, 02/12/39	1,712
2,000	Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class A2, 4.04%, 10/15/41	1,905

	Total Commercial Mortgage Backed Securities (Cost $12,439)	11,964

	Corporate Bonds — 25.8%
	Aerospace & Defense — 0.4%
750	L-3 Communications Corp. Series B, 6.38%, 10/15/15	709
400	Loral Corp. 7.00%, 09/15/23	430
750	Moog, Inc. 6.25%, 01/15/15	718
1,000	Northrop Grumman Corp. 7.13%, 02/15/11	1,058
500	Sequa Corp. Series B, 8.88%, 04/01/08	521
1,353	Systems 2001 AT LLC (Cayman Islands) 7.16%, 12/15/11 (e)	1,389

		4,825

	Air Freight & Logistics — 0.3%
	FedEx Corp.
3,408	Series A-1, 7.85%, 01/30/15	3,529

	Airlines — 0.6%
	American Airlines, Inc.
500	7.25%, 02/05/09	500
992	Series A2, 10.18%, 01/02/13	970
426	Continental Airlines, Inc. 7.88%, 01/02/20	415
624	Delta Air Lines, Inc. Series K, 10.00%, 12/05/14 (d) (e)	362
	NWA Trust
637	Series A, 9.25%, 12/21/12 (d)	650
3,185	Series B, 10.23%, 12/21/12 (d)	2,978
1,409	United AirLines, Inc. Series 2001-1, 6.07%, 09/01/14	1,398

		7,273

	Automobiles — 0.2%
2,000	DaimlerChrysler NA Holding Corp. 7.30%, 01/15/12	2,099

	Beverages — 0.0% (g)
400	Coca-Cola Enterprises Inc 6.95%, 11/15/26	428

	Capital Markets — 2.0%
	Bear Stearns Cos., Inc. (The)
2,325	3.25%, 03/25/09	2,187
2,000	4.50%, 10/28/10	1,909
	Donaldson Lufkin & Jenrette, Inc.
500	6.50%, 04/01/08	508
1,000	6.50%, 06/01/08	1,016
1,000	FMR Corp. 4.75%, 03/01/13 (e)	948
	Goldman Sachs Group, Inc.
650	5.15%, 01/15/14	618
780	5.25%, 10/15/13	750
2,000	6.60%, 01/15/12	2,075
1,500	6.88%, 01/15/11	1,568
	Lehman Brothers Holdings, Inc.
235	3.60%, 03/13/09	224
2,025	4.00%, 01/22/08	1,977
295	8.50%, 08/01/15	344
	Merrill Lynch & Co., Inc.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,100	4.79%, 08/04/10	1,066
2,750	Series B, 3.13%, 07/15/08	2,622
1,900	Series C, 4.13%, 01/15/09	1,836
	Morgan Stanley
1,750	4.25%, 05/15/10	1,661
1,000	5.30%, 03/01/13	972
1,000	6.60%, 04/01/12	1,041
1,850	6.75%, 04/15/11	1,931

		25,253

	Chemicals — 0.4%
1,000	Dow Capital BV (Netherlands)
	8.50%, 06/08/10	1,089
250	Eastman Chemical Co.
	7.60%, 02/01/27	263
500	Georgia Gulf Corp.
	7.13%, 12/15/13	504
750	IMC Global, Inc.
	10.88%, 08/01/13	849
735	Monsanto Co.
	7.38%, 08/15/12	789
500	NewMarket Corp.
	8.88%, 05/01/10	524
500	Westlake Chemical Corp.
	6.63%, 01/15/16	481

		4,499

	Commercial Banks — 3.3%
	Bank of America Corp.
1,000	4.38%, 12/01/10	953
1,500	Series F, 6.98%, 03/07/37	1,618
1,000	7.40%, 01/15/11	1,070
2,900	7.80%, 02/15/10	3,104
500	7.80%, 09/15/16	567
1,000	Bank of New York Co., Inc. (The)
	5.20%, 07/01/07	997
7,125	Bank of Scotland (United Kingdom)
	VAR, 7.00%, 12/31/49 (e)	7,237
250	Bankers Trust Corp.
	7.25%, 10/15/11	268
1,000	BB&T Corp.
	6.50%, 08/01/11	1,038
1,750	Branch Banking & Trust Co. Wilson North Carolina
	4.88%, 01/15/13	1,672
1,500	First Bank NA
	6.50%, 02/01/08	1,526
1,000	FleetBoston Financial Corp.
	7.38%, 12/01/09	1,058
400	HSBC Holdings plc
	7.35%, 11/27/32	440
2,000	Huntington National Bank
	8.00%, 04/01/10	2,153
700	Key Bank NA
	5.70%, 08/15/12	696
1,740	Marshall & Ilsley Corp.
	4.38%, 08/01/09	1,681
500	Mellon Funding Corp.
	6.38%, 02/15/10	513
1,500	National City Bank
	4.63%, 05/01/13	1,404
1,500	National Westminster Bank plc (United Kingdom)
	7.38%, 10/01/09	1,591
	Popular North America, Inc.
825	4.25%, 04/01/08	803
500	Series E, 6.13%, 10/15/06	501
2,035	Royal Bank of Canada (Canada)
	3.88%, 05/04/09	1,950
2,500	SunTrust Banks, Inc.
	6.00%, 02/15/26	2,429
500	UnionBanCal Corp.
	5.25%, 12/16/13	478
2,000	US Bancorp
	7.50%, 06/01/26	2,268
	Wells Fargo & Co.
1,000	4.20%, 01/15/10	956
500	6.38%, 08/01/11	515
1,000	Wells Fargo Bank
	6.45%, 02/01/11	1,033

		40,519

	Commercial Services & Supplies — 0.5%
709	Allied Waste North America
	Series B, 7.13%, 05/15/16 (e)	684
750	Corrections Corp. of America
	6.25%, 03/15/13	712
500	FTI Consulting, Inc.
	7.63%, 06/15/13	514

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

500	NationsRent Cos., Inc.
	9.50%, 10/15/10	538
1,300	PHH Corp.
	7.13%, 03/01/13	1,311
530	Phoenix Color Corp.
	11.00%, 02/01/09	499
	Quebecor World Capital Corp (Canada)
500	6.13%, 11/15/13	422
500	8.75%, 03/15/16 (e)	471
500	Stewart Enterprises, Inc.
	7.75%, 02/15/13 (e)	468
750	United Rentals North America, Inc.
	6.50%, 02/15/12	720

		6,339

	Computers & Peripherals — 0.1%
	International Business Machines Corp.
1,000	5.39%, 01/22/09	996
650	7.00%, 10/30/25	705

		1,701

	Construction & Engineering — 0.0% (g)
500	Dycom Industries, Inc.
	8.13%, 10/15/15	510

	Construction Materials — 0.1%
1,300	Hanson Australia Funding Ltd. (Australia)
	5.25%, 03/15/13	1,230

	Consumer Finance — 1.4%
3,000	American Express Credit Corp.
	3.00%, 05/16/08	2,864
200	Capital One Bank
	4.88%, 05/15/08	197
	Ford Motor Credit Co.
2,500	7.38%, 10/28/09	2,303
1,680	7.88%, 06/15/10	1,550
	General Motors Acceptance Corp.
1,300	6.13%, 09/15/06	1,295
1,500	7.25%, 03/02/11	1,431
	HSBC Finance Corp.
2,200	5.88%, 02/01/09	2,218
500	6.38%, 11/27/12	513
1,000	6.50%, 11/15/08	1,021
2,000	John Deere Capital Corp.
	Series D, 4.63%, 04/15/09	1,951
350	MBNA America Bank
	5.38%, 01/15/08	350
	SLM Corp.
1,250	Series A, 3.50%, 09/30/06	1,243
1,225	4.00%, 01/15/10	1,160
700	Toyota Motor Credit Corp.
	2.88%, 08/01/08	664

		18,760

	Containers & Packaging — 0.1%
750	Ball Corp.
	6.88%, 12/15/12	752
	Owens Brockway Glass Container, Inc.
250	7.75%, 05/15/11	253
500	8.88%, 02/15/09	516

		1,521

	Diversified Financial Services — 2.7%
	Associates Corp. of N. America
1,000	6.25%, 11/01/08	1,017
6,000	8.15%, 08/01/09	6,436
500	Series B, 7.95%, 02/15/10	537
280	Canadian Pacific Ltd. (Canada)
	9.45%, 08/01/21	368
	Caterpillar Financial Services Corp.
1,500	Series F, 3.45%, 01/15/09	1,426
1,200	Series F, 4.50%, 09/01/08	1,174
	CIT Group, Inc.
1,000	5.00%, 02/01/15	932
1,325	6.88%, 11/01/09	1,371
1,000	7.75%, 04/02/12	1,092
2,000	Citigroup, Inc.
	4.70%, 05/29/15	1,840
	Credit Suisse First Boston USA, Inc.
1,690	5.50%, 08/15/13	1,949
2,000	6.13%, 11/15/11	1,715
	General Electric Capital Corp.
1,000	Series A, 4.38%, 11/21/11	941
1,100	Series A, 6.75%, 03/15/32	1,177
500	Series A, 3.50%, 05/01/08	483
885	Series A, 4.25%, 01/15/08	869
1,750	Series A, 5.88%, 02/15/12	1,769
2,700	Series A, 6.00%, 06/15/12	2,743
1,750	Series A, 6.13%, 02/22/11	1,789

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	International Lease Finance Corp.
190	4.50%, 05/01/08	186
1,000	5.63%, 06/01/07	1,001
210	5.88%, 05/01/13	209
400	National Rural Utilities Cooperative Finance Corp.
	Series C, 7.25%, 03/01/12	428
375	Southern Star Central Corp.
	6.75%, 03/01/16 (e)	366
1,615	Textron Financial Corp.
	4.60%, 05/03/10	1,554

		33,372

	Diversified Telecommunication Services — 1.2%
	BellSouth Corp.
1,285	5.20%, 09/15/14	1,207
100	6.88%, 10/15/31	99
2,000	British Telecommunications plc (United Kingdom)
	8.37%, 12/15/10	2,206
400	GTE Corp.
	7.90%, 02/01/27	416
500	Insight Midwest LP
	10.50%, 11/01/10	524
308	MasTec, Inc.
	7.75%, 02/01/08	307
500	New York Telephone Co.
	6.13%, 01/15/10	498
613	Nynex Corp.
	9.55%, 05/01/10	646
1,000	Qwest Corp.
	7.88%, 09/01/11	1,029
	Sprint Capital Corp.
1,600	6.00%, 01/15/07	1,604
1,000	7.63%, 01/30/11	1,071
370	8.38%, 03/15/12	413
800	8.75%, 03/15/32	973
1,250	Telus Corp. (Canada)
	8.00%, 06/01/11	1,366
270	United Telephone Co. of Florida
	Series HH, 8.38%, 01/15/25	290
2,500	Verizon Pennsylvania, Inc.
	8.35%, 12/15/30	2,710

		15,359

	Electric Utilities — 1.5%
890	Alabama Power Co.
	Series Y, 2.80%, 12/01/06	879
	Carolina Power & Light Co.
1,250	5.13%, 09/15/13	1,196
1,000	5.95%, 03/01/09	1,008
664	Commonwealth Edison Co.
	6.95%, 07/15/18	677
1,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	979
1,555	Constellation Energy Group, Inc.
	6.35%, 04/01/07	1,563
1,000	DTE Energy Co.
	Series A, 6.65%, 04/15/09	1,023
	Duke Energy Corp.
2,500	4.20%, 10/01/08	2,422
1,000	5.63%, 11/30/12	995
2,400	Exelon Corp.
	6.75%, 05/01/11	2,493
471	FPL Energy National Wind
	6.13%, 03/25/19 (e)	454
653	FPL Energy Wind Funding LLC
	6.88%, 06/27/17 (e)	652
	Nevada Power Co.
125	6.50%, 04/15/12	126
375	Series A, 8.25%, 06/01/11	405
1,000	Northeast Utilities
	Series B, 3.30%, 06/01/08	953
900	NorthWestern Corp.
	5.88%, 11/01/14	880
250	Pacificorp
	Series F, 7.24%, 08/16/23	269
750	Sierra Pacific Power Co.
	6.25%, 04/15/12	744
600	Texas-New Mexico Power Co.
	6.13%, 06/01/08	600
500	TXU Corp.
	Series P, 5.55%, 11/15/14	459

		18,777

	Electronic Equipment & Instruments — 0.1%
1,000	Flextronics International Ltd. (Singapore)
	6.25%, 11/15/14	950

	Energy Equipment & Services — 0.3%

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

500	Grant Prideco, Inc.
	Series B, 6.13%, 08/15/15	469
500	Offshore Logistics, Inc.
	6.13%, 06/15/13	462
2,414	Oslo Seismic Services, Inc.
	8.28%, 06/01/11	2,452
875	Pride International, Inc.
	7.38%, 07/15/14	895

		4,278

	Food & Staples Retailing — 0.2%
1,000	Albertson’s, Inc.
	6.95%, 08/01/09	1,013
	Kroger Co. (The)
600	7.80%, 08/15/07	613
1,000	8.05%, 02/01/10	1,069

		2,695

	Food Products — 0.2%
500	Cosan S.A. Industria e Comercio (Brazil)
	9.00%, 11/01/09 (e)	521
500	Dole Food Co., Inc.
	7.25%, 06/15/10	468
1,000	Grand Metropolitan Investment Corp.
	7.45%, 04/15/35	1,142
500	Smithfield Foods, Inc.
	Series B, 7.75%, 05/15/13	502
400	Tyson Foods, Inc.
	7.25%, 10/01/06	402

		3,035

	Gas Utilities — 0.3%
500	Holly Energy Partners LP
	6.25%, 03/01/15	466
1,000	KeySpan Gas East Corp.
	7.88%, 02/01/10	1,069
500	Pacific Energy Partners LP
	7.13%, 06/15/14	499
500	Plains All American Pipeline LP/PAA Finance Corp.
	7.75%, 10/15/12	542
	SEMCO Energy, Inc.
500	7.13%, 05/15/08	500
250	7.75%, 05/15/13	254
	Southern California Gas Co.
835	4.38%, 01/15/11	793

		4,123

	Health Care Equipment & Supplies — 0.3%
3,000	Beckman Coulter, Inc.
	7.05%, 06/01/26	3,204

	Health Care Providers & Services — 0.2%
350	Fresenius Medical Care Capital Trust
	7.88%, 06/15/11	363
	HCA, Inc.
300	6.75%, 07/15/13	293
1,000	8.75%, 09/01/10	1,069

		1,725

	Homebuilding — 0.0% (g)
500	Standard-Pacific Corp.
	6.50%, 08/15/10	476

	Hotels, Restaurants & Leisure — 0.2%
500	Intrawest Corp. (Canada)
	7.50%, 10/15/13	508
1,000	MGM Mirage
	6.00%, 10/01/09	986
750	Mohegan Tribal Gaming Authority
	7.13%, 08/15/14	731
750	Station Casinos, Inc.
	6.00%, 04/01/12	718

		2,943

	Household Durables — 0.1%
1,000	KB Home
	5.75%, 02/01/14	900

	Household Products — 0.1%
1,100	Fortune Brands, Inc.
	5.38%, 01/15/16	1,039

	Industrial Conglomerates — 0.1%
300	Ingersoll-Rand Co. Ltd. (Bermuda)
	7.20%, 06/01/25	324
1,300	Raychem Corp.
	7.20%, 10/15/08	1,340

		1,664

	Insurance — 2.7%
1,000	American International Group, Inc.
	4.25%, 05/15/13	911
	ASIF Global Financing
1,200	2.50%, 01/30/07 (e)	1,178

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	3.90%, 10/22/08 (e)	963
1,350	Berkshire Hathaway Finance Corp.
	4.20%, 12/15/10	1,276
500	Crum & Forster Holdings Corp.
	10.38%, 06/15/13	522
500	Fairfax Financial Holdings Ltd. (Canada)
	7.75%, 04/26/12	465
2,000	John Hancock Global Funding II
	3.50%, 01/30/09 (e)	1,902
1,000	MassMutual Global Funding II
	3.50%, 03/15/10 (e)	932
500	Metropolitan Life Global Funding I
	5.20%, 09/18/13 (e)	485
500	MGIC Investment Corp.
	6.00%, 03/15/07	501
5,000	MIC Financing Trust I
	8.38%, 02/01/27 (e)	5,054
1,350	Monumental Global Funding II
	4.38%, 07/30/09 (e)	1,303
2,000	Monumental Global Funding III
	5.20%, 01/30/07 (e)	1,998
1,000	New York Life Global Funding
	3.88%, 01/15/09 (e)	959
2,015	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	1,940
	Principal Life Global Funding I
2,500	2.80%, 06/26/08 (e)	2,370
1,000	5.13%, 06/28/07 (e)	996
2,100	Protective Life Secured Trust
	4.00%, 04/01/11	1,949
5,000	Sun Life Canada U.S. Capital Trust
	8.53%, 12/31/49 (e)	5,307
419	SunAmerica, Inc.
	8.13%, 04/28/23	498
	TIAA Global Markets, Inc.
1,000	4.13%, 11/15/07 (e)	979
1,000	5.00%, 03/01/07 (e)	996
400	Torchmark Corp.
	7.88%, 05/15/23	456
200	UnumProvident Finance Co. plc (United Kingdom)
	6.85%, 11/15/15 (e)	198
275	XL Capital Ltd. (Cayman Islands)
	5.25%, 09/15/14	256

		34,394

	Internet Software & Services — 0.0% (g)
663	EXDS, Inc.
	10.75%, 12/15/09 (d)	-(h	)

	Leisure Equipment & Products — 0.1%
400	Brunswick Corp.
	7.38%, 09/01/23	407
500	K2, Inc.
	7.38%, 07/01/14	491

		898

	Machinery — 0.2%
500	Case New Holland, Inc.
	9.25%, 08/01/11	531
483	Ormat Funding Corp.
	8.25%, 12/30/20	497
500	Valmont Industries, Inc.
	6.88%, 05/01/14	494
500	Westinghouse Air Brake Co.
	6.88%, 07/31/13	493

		2,015

	Marine — 0.1%
	Stena AB (Sweden)
400	7.50%, 11/01/13	390
300	9.63%, 12/01/12	322
	Ultrapetrol Bahamas Ltd. (Bahamas)
500	9.00%, 11/24/14	460

		1,172

	Media — 1.5%
750	CBS Corp.
	8.63%, 08/01/12	833
414	CCH I LLC
	11.00%, 10/01/15	356
4,000	Comcast Cable Communications
	8.38%, 05/01/07	4,099
240	Comcast Cable Communications Holdings, Inc.
	9.46%, 11/15/22	296
750	CSC Holdings, Inc.
	Series B, 8.13%, 07/15/09	769
500	DirecTV Holdings LLC
	6.38%, 06/15/15	470
500	Echostar DBS Corp.
	5.75%, 10/01/08	492

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

200	Mediacom LLC/Mediacom Capital Corp.
	9.50%, 01/15/13	201
800	News America Holdings, Inc.
	7.75%, 01/20/24	853
600	News America, Inc.
	6.75%, 01/09/38	611
250	Reader’s Digest Association, Inc. (The)
	6.50%, 03/01/11	243
500	Rogers Cable, Inc. (Canada)
	6.25%, 06/15/13	476
1,500	TCI Communications, Inc.
	9.80%, 02/01/12	1,745
1,800	Thomson Corp. (The) (Canada)
	4.25%, 08/15/09	1,723
	Time Warner Cos., Inc.
375	8.18%, 08/15/07	386
1,000	9.15%, 02/01/23	1,187
	Time Warner Entertainment Co. LP
1,000	8.88%, 10/01/12	1,123
750	10.15%, 05/01/12	882
470	Time Warner, Inc.
	7.70%, 05/01/32	505
700	Viacom, Inc.
	7.70%, 07/30/10	748
500	Videotron Ltee (Canada)
	6.88%, 01/15/14	486

		18,484

	Metals & Mining — 0.3%
500	AK Steel Corp.
	7.88%, 02/15/09	496
2,131	Newmont Gold Co.
	8.91%, 01/05/09	2,243
750	Russel Metals, Inc. (Canada)
	6.38%, 03/01/14	724

		3,463

	Multi-Utilities — 0.3%
625	AES Corp. (The)
	8.75%, 05/15/13 (e)	675
750	Calpine Canada Energy Finance Ulc (Canada)
	8.50%, 05/01/08 (d)	484
1,250	Dominion Resources, Inc.
	Series A, 8.13%, 06/15/10	1,348
1,400	PSEG Power LLC
	7.75%, 04/15/11	1,503

		4,010

	Office Electronics — 0.0% (g)
300	Pitney Bowes, Inc.
	3.88%, 06/15/13	267
200	Xerox Corp.
	6.40%, 03/15/16	191

		458

	Oil, Gas & Consumable Fuels — 0.8%
500	Amerigas Partners LP
	7.13%, 05/20/16	481
1,500	BP Capital Markets plc (United Kingdom)
	2.75%, 12/29/06	1,480
	Chesapeake Energy Corp.
250	6.88%, 01/15/16	243
500	7.50%, 09/15/13	511
650	Compagnie Generale de Geophysique S.A. (France)
	7.50%, 05/15/15	653
3,000	ConocoPhillips
	8.75%, 05/25/10	3,334
500	El Paso Natural Gas Co.
	Series A, 7.63%, 08/01/10	516
250	Plains Exploration & Production Co.
	7.13%, 06/15/14	247
	Premcor Refining Group, Inc. (The)
250	7.50%, 06/15/15	259
500	9.50%, 02/01/13	550
387	Ras Laffan Liquefied Natural Gas Co., Ltd. (Qatar)
	7.63%, 09/15/06 (e)	388
825	Ultramar Diamond Shamrock Corp.
	6.75%, 10/15/37	838

		9,500

	Paper & Forest Products — 0.4%
	Abitibi-Consolidated, Inc. (Canada)
200	6.00%, 06/20/13	169
500	FRN, 8.41%, 06/15/11	501
750	Bowater, Inc.
	6.50%, 06/15/13	673
750	Cascades, Inc. (Canada)
	7.25%, 02/15/13	703

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

500	Domtar, Inc. (Canada)
	7.13%, 08/15/15	435
1,050	International Paper Co.
	5.85%, 10/30/12	1,033
350	Norske Skog Canada Ltd. (Canada)
	Series D, 8.63%, 06/15/11	348
700	Union Camp Corp.
	6.50%, 11/15/07	708
	Weyerhaeuser Co.
37	6.13%, 03/15/07	37
500	7.50%, 03/01/13	532

		5,139

	Pharmaceuticals — 0.1%
750	Biovail Corp. (Canada)
	7.88%, 04/01/10	759
	Omnicare, Inc.
500	6.75%, 12/15/13	485
500	6.88%, 12/15/15	485

		1,729

	Real Estate Investment Trusts (REITs) — 0.9%
	EOP Operating LP
700	6.75%, 02/15/12	725
750	7.25%, 02/15/18	805
250	ERP Operating LP
	4.75%, 06/15/09	244
750	Forest City Enterprises, Inc.
	7.63%, 06/01/15	765
500	Host Marriott LP
	Series M, 7.00%, 08/15/12	501
	Istar Financial, Inc.
250	6.00%, 12/15/10	250
250	Series B, 4.88%, 01/15/09	244
5,055	Socgen Real Estate Co. LLC
	VAR, 7.64%, 12/31/49 (e)	5,172
600	Spieker Properties, Inc.
	7.25%, 05/01/09	629
750	Thornburg Mortgage, Inc.
	8.00%, 05/15/13	741
	Ventas Realty LP/Ventas Capital Corp.
250	6.63%, 10/15/14	244
500	9.00%, 05/01/12	553

		10,873

	Road & Rail — 0.5%
	Burlington Northern Santa Fe Corp.
775	6.13%, 03/15/09	786
500	7.13%, 12/15/10	528
899	7.91%, 01/15/20	996
1,800	CSX Corp.
	7.45%, 05/01/07	1,830
	FedEx Corp.
1,000	9.65%, 06/15/12	1,185

		5,325

	Semiconductors & Semiconductor Equipment — 0.1%
	MagnaChip Semiconductor SA
300	6.88%, 12/15/11	279
300	FRN, 8.16%, 12/15/11	298
500	STATS ChipPAC Ltd. (Singapore)
	6.75%, 11/15/11	482

		1,059

	Specialty Retail — 0.0% (g)
1,000	Quality Stores, Inc.
	10.63%, 04/01/07 (d)	-(h	)

	Textiles, Apparel & Luxury Goods — 0.0% (g)
500	Brown Shoe Co., Inc.
	8.75%, 05/01/12	523

	Thrifts & Mortgage Finance — 0.7%
	Countrywide Home Loans, Inc.
1,000	Series E, 7.20%, 10/30/06	1,007
750	Series K, 5.50%, 02/01/07	750
1,000	3.25%, 05/21/08	957
	Washington Mutual, Inc.
2,375	4.20%, 01/15/10	2,264
1,000	4.38%, 01/15/08	981
	World Savings Bank FSB
2,000	4.50%, 06/15/09	1,942

		7,901

	Tobacco — 0.0% (g)
500	RJ Reynolds Tobacco Holdings, Inc.
	6.50%, 07/15/10	491

	Transportation Infrastructure — 0.0% (g)
500	PHI, Inc.
	7.13%, 04/15/13 (e)	488

	Wireless Telecommunication Services — 0.2%
1,250	New Cingular Wireless Services, Inc.
	7.88%, 03/01/11	1,356

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

500	Rogers Wireless, Inc. (Canada)
	6.38%, 03/01/14	476

		1,832

	Total Corporate Bonds (Cost $326,880)	322,780

	Mortgage Pass-Through Securities — 7.6%
	Federal Home Loan Mortgage Corp. Gold Pools
7,722	4.00%, 08/01/18 - 05/01/19	7,148
2,768	5.50%, 07/01/35	2,678
632	6.00%, 02/01/29	628
8,324	6.50%, 07/01/14 - 03/01/32	8,457
3,409	7.00%, 06/01/09 - 08/01/29 (m)	3,495
813	7.50%, 09/01/10 - 10/01/30	840
386	8.00%, 02/01/08 - 03/01/30	411
82	8.50%, 01/01/08 - 06/01/10	83
16	9.00%, 02/01/10	16
	Federal Home Loan Mortgage Corp. Conventional Pools
12	7.50%, 02/01/17 - 06/01/17	12
37	8.00%, 08/01/08 - 02/01/10	38
3	8.25%, 09/01/08	3
5	8.75%, 04/01/08	5
39	9.25%, 05/01/12	40
12	10.25%, 06/01/09	13
42	12.00%, 08/01/15 - 07/01/19	45
5	12.50%, 01/01/14	5
1	13.00%, 06/01/14	1
1	13.50%, 01/01/11 - 10/01/12	1
5	14.50%, 12/01/10 - 12/01/11	5
1	14.75%, 03/01/10	1
2	15.00%, 03/01/11	3
	Federal National Mortgage Association Various Pools
299	ARM, 3.42%, 10/01/33	305
17,467	3.50%, 09/01/10 - 07/01/19	15,839
19,878	4.00%, 09/01/13 - 12/01/18 (m)	18,653
1,155	ARM, 4.19%, 01/01/34	1,127
1,153	4.50%, 07/01/18	1,094
2,107	ARM, 4.73%, 05/01/35	2,081
10,542	5.00%, 05/01/18 - 08/01/33	10,077
9,109	5.50%, 12/01/28 - 08/01/34	8,804
2,601	6.00%, 01/01/14 - 01/01/34	2,595
5,376	6.50%, 05/01/13 - 08/01/29	5,460
17	7.00%, 03/01/15 - 03/01/28	17
682	7.50%, 02/01/12 - 03/01/27	701
353	8.00%, 01/01/16	366
971	8.50%, 11/01/11 - 12/01/25	1,010
27	9.00%, 03/01/17 - 04/01/25	28
92	12.50%, 01/01/16	101
	Government National Mortgage Association Various Pools
1,212	6.50%, 02/15/28 - 10/15/29	1,236
395	7.00%, 01/15/23 - 04/15/28	408
307	7.25%, 07/15/21 - 01/15/28	319
591	7.50%, 06/15/07 - 09/15/29	619
12	7.75%, 02/15/27	13
361	8.00%, 10/15/07 - 08/20/28	383
20	8.50%, 11/15/25	21
366	9.00%, 04/15/16 - 01/15/25	393
6	10.00%, 11/15/20	6
4	13.00%, 01/15/15	5

	Total Mortgage Pass-Through Securities (Cost $98,320)	95,589

	Supranational — 0.0% (g)
600	Corp. Andina de Fomento
	5.20%, 05/21/13 (Cost $598)	573

	U.S. Government Agency Securities — 4.8%
	Federal Home Loan Bank System
2,000	4.25%, 04/16/07	1,981
1,500	5.09%, 10/07/08	1,492
162	Federal Housing Authority
	7.43%, 08/01/20	162
	Federal National Mortgage Association
5,000	5.75%, 02/15/08	5,033
7,500	6.13%, 03/15/12	7,763
1,935	6.25%, 02/01/11	1,990
2,000	8.20%, 03/10/16	2,408
65,000	Residual Funding
	PO, 10/15/19	31,328
	Resolution Funding Corp. Interest
10,000	PO, 04/15/19	4,949
5,000	PO, 10/15/19	2,406

	Total U.S. Government Agency Securities (Cost $55,826)	59,512

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Obligations — 19.2%
	U.S. Treasury Bonds
6,100	7.13%, 02/15/23	7,276
2,700	7.25%, 08/15/22	3,249
1,500	7.50%, 11/15/16	1,776
8,275	8.00%, 11/15/21	10,564
5,000	8.13%, 08/15/19	6,326
12,300	8.13%, 08/15/21	15,829
6,000	8.75%, 05/15/20	8,009
12,685	8.13%, 05/15/21 (m)	16,287
10,925	8.88%, 08/15/17 (m)	14,271
14,000	9.00%, 11/15/18 (m)	18,713
15,125	9.13%, 05/15/18 (m)	20,269
6,385	10.38%, 11/15/12	6,856
1,250	11.25%, 02/15/15	1,782
	U.S. Treasury Inflation Indexed Bonds
1,235	3.63%, 04/15/28	1,480
2,437	3.88%, 01/15/09	2,545
	U.S. Treasury Notes
1,670	3.88%, 09/15/10	1,597
1,600	3.88%, 02/15/13	1,491
2,500	4.25%, 11/30/07	2,471
5,100	4.25%, 08/15/13	4,842
9,660	4.38%, 12/15/10	9,403
3,400	4.75%, 03/31/11	3,357
20,000	4.88%, 05/31/08	19,939
26,600	4.88%, 05/15/09	26,488
9,000	5.63%, 05/15/08	9,097
	U.S. Treasury Bonds Coupon STRIPS
5,000	02/15/11	3,963
7,500	05/15/12	5,599
1,000	02/15/13	714
308	05/15/13	217
3,500	11/15/14	2,269
2,425	11/15/15	1,487
3,900	05/15/16	2,326
11,290	05/15/17	6,358
6,875	11/15/17	3,763
1,040	05/15/18	553

	Total U.S. Treasury Obligations (Cost $229,388)	241,166

	Municipal Bond — 0.1%
1,960	State of Illinois, Taxable Pension
	GO, 5.10%, 06/01/33 (Cost $1,960)	1,757

	Foreign Government Securities — 0.6%
1,000	Australia Government
	5.25%, 08/15/10	740
	Government of New Zealand (New Zealand)
500	6.00%, 07/15/08	316
500	6.00%, 11/11/11	319
	Mexico Government International Bond (Mexico)
430	4.63%, 10/08/08	418
1,300	6.38%, 01/16/13	1,302
700	6.63%, 03/03/15	708
1,350	Series A, 7.50%, 04/08/33	1,414
5,000	Norway Government Bond
	5.00%, 05/15/15	870
	U.K. Treasury Gilt
105	4.25%, 06/15/32	196
275	5.00%, 03/07/08	517
125	5.00%, 03/07/25	251

	Total Foreign Government Securities (Cost $6,989)	7,051

Shares

	Common Stocks — 0.2%
	Diversified Telecommunication Services — 0.0% (g)
1	AboveNet, Inc. (a)	50
-(h)	Embarq Corp. (a)	-(h	)
-(h)	XO Holdings, Inc. (a)	2

		52

	Hotels, Restaurants & Leisure — 0.0% (g)
5	Bally Total Fitness Holding Corp. (a)	29

	Media — 0.0% (g)
4	Cebridge Connections Holdings LLC (a)	397

	Multi-Utilities — 0.1%
11	NRG Energy, Inc. (a)	522

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Road & Rail — 0.1%
67	NES Rentals Holdings, Inc. (a)	1,240

	Textiles, Apparel & Luxury Goods — 0.0% (g)
9	Polymer Group Inc., Class A (a)	238

	Wireless Telecommunication Services — 0.0% (g)
-(h)	Sprint Nextel Corp.	-(h	)

	Total Common Stocks (Cost $3,456)	2,478

	Preferred Stocks — 0.1%
	Construction Materials — 0.1%
40	Oglebay Norton Co., 14.80%
	Total Preferred Stocks (Cost $400)	850

Principal Amount ($)

	Loan Participations — 0.4%
250	Basell Term Loan B
	7.73%, 09/30/13	253
250	Basell Term Loan C
	8.23%, 09/30/14	253
494	Celanese B Loan (Germany)
	VAR, 6.98%, 04/30/11	496
	DJ Orthopedics Term Loan
714	6.56%, 04/07/13	713
286	6.56%, 12/31/49	285
	Fresnius Medical Care
130	6.48%, 03/31/13	129
70	6.48%, 03/31/13	70
300	Fresenius Medical Care Capital Trust IV (Germany)
	6.40%, 03/31/13	299
746	Penn National Gaming
	6.86%, 05/26/12	750
499	Polymer Group, Inc.
	7.22%, 11/22/12	505
	Targa Resources Term Loan
145	4.85%, 10/31/12	147
602	7.17%, 10/31/12	608
333	Venetian Macau Revolver
	1.38%, 06/04/11	334
667	Venetian Macau Term Loan B
	8.73%, 06/04/13	672

	Total Loan Participations (Cost $5,486)	5,514

No. of Warrants

	Warrants — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
	Abovenet Communications, Inc. (a)
-(h)	expires 09/08/08	10
-(h)	expires 09/08/10	9
	XO Holdings, Inc.
1	expires 1/16/2010	1
1	expires 1/16/2010	-(h	)
1	expires 1/16/2010	-(h	)

	Total Warrants (Cost $224)	20

	Total Long-Term Investments (Cost $1,124,719)	1,123,531

Shares

Short-Term Investments — 12.8%
Investment Company — 12.8%
160,331	JPMorgan Liquid Assets Money Market Fund (b) (Cost $160,331)	160,331

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 12.8%
	Asset Backed Securities — 0.2%
2,571	MABS, Series 2006-NC1, Class A1, FRN, 5.16%, 02/25/08	2,571

	Certificate of Deposit — 1.5%
4,998	Bank of New York, FRN, 5.19%, 05/02/08	4,998
14,600	Canadian Imperial Bank, FRN, 5.16%, 07/02/07	14,600

		19,598

	Commercial Paper — 0.6%
7,000	Morgan Stanley & Co., Inc., FRN, 5.12%, 02/20/07	7,000

	Corporate Notes — 5.6%
7,700	Bank of America, FRN, 5.06%, 11/07/06	7,700
3,500	Beneficial Life Insurance Co., FRN, 5.21%, 08/31/06	3,500

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,000	Berkshire Hathaway Finance Corp., FRN, 5.08%, 01/11/08	10,000
6,900	CDC Financial Products, Inc., FRN, 5.16%, 06/30/06	6,900
4,500	Citigroup Global Markets, Inc., FRN, 5.13%, 06/07/06	4,500
3,500	Goldman Sachs Group, Inc., FRN, 5.17%, 05/31/07	3,500
7,000	Lehman Brothers Holdings, Inc., FRN, 5.21%, 08/31/06	7,000
5,000	Links Finance LLC, FRN, 5.11%, 10/06/06	5,000
1,999	Sigma Finance, Inc., FRN, 5.14%, 02/27/08	1,999
10,000	U.S. Bank N.A., FRN, 5.13%, 07/28/06	10,000
10,000	World Savings Bank FSB, FRN, 4.91%, 09/15/06	10,000

		70,099

	Repurchase Agreements — 4.9%
21,982	Bank of America Securities LLC, 5.07%, dated 05/31/06, due 6/01/06, repurchase price $21,985, collateralized by U.S. Government Agency Mortgages	21,982
20,000	Lehman Brothers, Inc., 5.07%, dated 05/31/06, due 6/01/06, repurchase price $20,003, collateralized by U.S. Government Agency Mortgages	20,000
20,000	UBS Securities LLC, 5.07%, dated 05/31/06, due 6/01/06, repurchase price $20,003, collateralized by U.S. Government Agency Mortgages	20,000

		61,982

	Total Investments of Cash Collateral for Securities Loaned (Cost $161,250)	161,250

	Total Investments — 115.2% (Cost $1,446,300)	1,445,112
	Liabilities in Excess of Other Assets — (15.2)%	(190,415)

	Net Assets — 100.0%	$1,254,697

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than $1,000.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.

GO	General Obligation Bond

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities are yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

REIT	Real Estate Investment Trust

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.

STRIPS	Separate trading or registered interest and principal of securities.

VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

Currencies:

AUD	Australian Dollar

GBP	British Pound

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

USD	United States Dollar

Forward Foreign Currency Exchange Contracts
(Amounts in thousands)

Contracts To Buy		Settlement Date	Settlement Value (USD)	Value at 05/31/06 (USD)	Net Unrealized Appreciation (Depreciation) (USD)

300	NOK	7/26/06	$50	$50	$35
6,810	SEK	6/27/06	909	944	35

			$959	$994	$70

Contracts To Sell		Settlement Date	Settlement Value (USD)	Value at 05/31/06 (USD)	Net Unrealized Appreciation (Depreciation) (USD)

990	AUD	6/13/06	$767	$745	$(47)
522	GBP	7/24/06	930	977	(35)
5,600	NOK	7/26/06	889	924	4
1,022	NZD	6/6/06	654	650	(66)
6,810	SEK	6/27/06	878	944	(122)

			$4,118	$4,240	$(266)

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,097
Aggregate gross unrealized depreciation	(28,285)

Net unrealized appreciation/depreciation	$(1,188)

Federal income tax cost of investments	$1,446,300

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 87.2%
	Collateralized Mortgage Obligations — 38.2%
	Agency CMO — 38.2%
	Federal Home Loan Mortgage Corp.
265	Series 155, IO, 7.00%, 11/01/23	64
31	Series 1150, Class I, 7.00%, 10/15/06	31
253	Series 1343, Class LA, 8.00%, 08/15/22	256
1,835	Series 1367, Class K, 5.50%, 09/15/22	1,794
1,299	Series 1489, Class I, 6.50%, 04/15/08	1,305
364	Series 1591, Class E, 10.00%, 10/15/23	408
380	Series 1604, Class MB, IF, 8.32%, 11/15/08	386
507	Series 1625, Class SC, IF, 8.54%, 12/15/08	516
2,236	Series 1633, Class Z, 6.50%, 12/15/23	2,272
3,000	Series 1694, Class PK, 6.50%, 03/15/24	3,069
8,837	Series 1785, Class A, 6.00%, 10/15/23	8,729
4,215	Series 1985, Class PL, 6.50%, 10/17/26 (m)	4,225
988	Series 1999, Class PU, 7.00%, 10/15/27	1,012
1,953	Series 2031, Class PG, 7.00%, 02/15/28	2,004
4,901	Series 2035, Class PC, 6.95%, 03/15/28	4,986
4,611	Series 2064, Class PD, 6.50%, 06/15/28 (m)	4,683
3,370	Series 2095, Class PE, 6.00%, 11/15/28	3,360
1,294	Series 2152, Class BD, 6.50%, 05/15/29	1,308
909	Series 2345, Class PQ, 6.50%, 08/15/16	926
1,484	Series 2366, Class VG, 6.00%, 06/15/11	1,488
4,000	Series 2367, Class ME, 6.50%, 10/15/31	4,095
13,500	Series 2480, Class EJ, 6.00%, 08/15/32	13,387
7,631	Series 2571, Class PV, 5.50%, 01/15/14	7,585
10,000	Series 2580, Class QM, 5.00%, 10/15/31	9,424
2,323	Series 2611, Class QZ, 5.00%, 05/15/33	1,906
10,000	Series 2630, Class KS, 4.00%, 01/15/17	9,253
10,000	Series 2631, Class TE, 4.50%, 02/15/28	9,415
2,005	Series 2647, Class A, 3.25%, 04/15/32	1,791
5,679	Series 2651, Class VZ, 4.50%, 07/15/18	5,192
9,000	Series 2656, Class BG, 5.00%, 10/15/32	8,500
10,000	Series 2684, Class PD, 5.00%, 03/15/29	9,621
2,500	Series 2688, Class DG, 4.50%, 10/15/23	2,225
5,000	Series 2749, Class TD, 5.00%, 06/15/21	4,819
6,000	Series 2773, Class TB, 4.00%, 04/15/19	5,217
4,730	Series 2780, Class TD, 5.00%, 04/15/28	4,579
2,750	Series 2827, Class DG, 4.50%, 07/15/19	2,503
5,000	Series 2827, Class TC, 5.00%, 10/15/28	4,873
7,450	Series 2841, Class AT, 4.00%, 08/15/19	6,464
8,225	Series 2927, Class GA, 5.50%, 10/15/34	8,110
5,000	Series 2929, Class PC, 5.00%, 01/15/28	4,851
6,181	Series 3045, Class HN, 4.50%, 09/15/33	5,869
5,097	Series 3085, Class VS, IF, 8.40%, 12/15/35	5,182
5,500	Series 3114, Class KB, 5.00%, 09/15/27	5,294
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
3,095	Series T-54, Class 2A, 6.50%, 02/25/43	3,126
2,589	Series T-56, Class A, PO, 05/25/43	2,123
	Federal National Mortgage Association
7,044	Series 343, Class 23, IO, 4.00%, 10/01/18	1,040
380	Series 1988-16, Class B, 9.50%, 06/25/18 (m)	410
417	Series 1990-57, Class J, 7.00%, 05/25/20 (m)	427
873	Series 1993-110, Class H, 6.50%, 05/25/23	886
691	Series 1993-146, Class E, PO, 05/25/23	552
7,400	Series 1993-155, Class PJ, 7.00%, 09/25/23	7,680
856	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	873
125	Series 1993-205, Class H, PO, 09/25/23	100
188	Series 1993-217, Class H, PO, 08/25/23	152
90	Series 1993-225, Class VG, 6.35%, 08/25/13	90
123	Series 1993-228, Class G, PO, 09/25/23	96
141	Series 1994-12, Class C, 6.25%, 01/25/09	141

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

394	Series 1994-13, Class SM, IF, 12.49%, 02/25/09	419
3,972	Series 1994-37, Class L, 6.50%, 03/25/24	4,021
9,094	Series 1994-43, Class PJ, 6.35%, 12/25/23	9,196
10,556	Series 1994-51, Class PV, 6.00%, 03/25/24	10,543
5,042	Series 1994-62, Class PJ, 7.00%, 01/25/24	5,184
4,804	Series 1994-86, Class PJ, 6.00%, 06/25/09	4,809
382	Series 1998-37, Class VB, 6.00%, 01/17/13	381
8,151	Series 1998-58, Class PC, 6.50%, 10/25/28	8,280
1,455	Series 2000-8, Class Z, 7.50%, 02/20/30	1,512
5,998	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	1,409
2,632	Series 2002-2, Class UC, 6.00%, 02/25/17	2,629
3,000	Series 2002-3, Class PG, 5.50%, 02/25/17	2,982
5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	4,991
6,502	Series 2002-73, Class OE, 5.00%, 11/25/17	6,210
5,871	Series 2002-86, Class EJ, 5.50%, 12/25/32	5,827
10,000	Series 2003-35, Class MD, 5.00%, 11/25/16	9,794
5,000	Series 2003-70, Class BE, 3.50%, 12/25/25	4,706
5,000	Series 2003-74, Class VL, 5.50%, 11/25/22	4,769
20,000	Series 2003-81, Class MC, 5.00%, 12/25/32	18,865
5,255	Series 2003-82, Class VB, 5.50%, 08/25/33	5,023
10,000	Series 2003-128, Class DY, 4.50%, 01/25/24	8,906
5,087	Series 2004-46, Class QD, IF, 3.67%, 03/25/34	3,915
5,000	Series 2005-16, Class LC, 5.50%, 05/25/28	4,915
5,241	Series 2005-29, Class AK, 4.50%, 04/25/35	4,994
69	Series G92-35, Class EB, 7.50%, 07/25/22	72
946	Series G92-44, Class ZQ, 8.00%, 07/25/22	994
	Federal National Mortgage Association Pool Whole Loan
1,053	Series 1999-W4, Class A9, 6.25%, 02/25/29	1,045
8,388	Series 2002-W7, Class A4, 6.00%, 06/25/29	8,368
3,006	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	3,036
1,411	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,453
8,175	Series 2003-W18, Class 1A6, 5.37%, 08/25/43	8,011
3,256	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	3,269
	Government National Mortgage Association
2,227	Series 1998-22, Class PD, 6.50%, 09/20/28	2,260
1,284	Series 1999-17, Class L, 6.00%, 05/20/29	1,282
6,000	Series 2001-10, Class PE, 6.50%, 03/16/31	6,114
5,838	Series 2001-64, Class PB, 6.50%, 12/20/31	5,948
35,643	Series 2003-59, Class XA, IO, VAR, 0.61%, 06/16/34	3,157
4,383	Series 2004-62, Class VA, 5.50%, 07/20/15	4,321

	Total Collateralized Mortgage Obligations (Cost $393,705)	384,283

	Mortgage Pass-Through Securities — 10.0%
	Federal Home Loan Mortgage Corp. Gold Pools
4,167	4.50%, 05/01/24	3,859
2,433	5.00%, 12/01/13-12/01/16	2,358
3,982	6.00%, 04/01/14-02/01/32	3,989
7,800	6.50%, 12/01/12-07/01/29	7,921
791	7.00%, 12/01/14-04/01/26 (m)	813
1,034	7.50%, 04/01/09-08/01/25	1,056
310	8.00%, 11/01/24-09/01/25	330
677	8.50%, 01/01/10-07/01/28	721
46	9.00%, 10/01/17-05/01/22	47
	Federal Home Loan Mortgage Corp. Conventional Pools
723	ARM, 5.99%, 01/01/27	737
97	ARM, 6.15%, 04/01/30	99
58	9.00%, 08/01/09-12/01/09	58
-(h)	9.50%, 04/01/16	-(h	)
	Federal National Mortgage Association Various Pools
12,210	5.00%, 11/01/23-11/01/33	11,534
45,367	5.50%, 11/01/16-01/01/34	43,922
7,562	6.00%, 03/01/11-09/01/28	7,550
2,462	6.50%, 12/01/10-04/01/32	2,502
903	7.00%, 09/01/07-08/01/25	924
988	7.50%, 06/01/14-04/01/30	1,026
973	8.00%, 11/01/12	1,006
66	9.00%, 12/01/24	71
451	10.00%, 10/01/16-11/01/21	490

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Government National Mortgage Association Various Pools
171	ARM, 4.75%, 07/20/27 (m)	172
128	6.00%, 10/15/23-10/15/23	128
2,709	6.50%, 07/15/08-02/15/24 (m)	2,760
1,175	7.00%, 11/15/22-06/15/28	1,217
1,582	7.50%, 07/15/07-02/15/28	1,661
1,585	8.00%, 08/15/07-11/20/27	1,685
45	8.50%, 10/15/24	48
1,362	9.00%, 11/15/08-11/15/24	1,468
108	9.50%, 07/15/09-12/15/20	118
4	11.00%, 11/15/09	4

	Total Mortgage Pass-Through Securities (Cost $102,576)	100,274

	U.S. Government Agency Securities — 10.2%
7,000	Federal Home Loan Bank System 5.75%, 08/15/11	7,102
	Federal National Mortgage Association
21,000	Zero Coupon, 10/09/19	9,464
9,200	PO, 05/29/26	2,953
	Financing Corp. Fico
500	Zero Coupon, 10/06/06	491
1,000	Zero Coupon, 11/11/06	978
500	Zero Coupon, 12/27/06	485
26,153	Zero Coupon, 12/06/18	13,051
	Residual Funding
78,000	Zero Coupon, 07/15/20	35,921
5,000	Zero Coupon, 04/15/30	1,397
	Resolution Funding Corp.
50,000	Zero Coupon, 07/15/20	22,984
15,000	Zero Coupon, 04/15/28	4,604
4,500	Tennessee Valley Authority Zero Coupon, 07/15/16	2,551

	Total U.S. Government Agency Securities (Cost $93,363)	101,981

	U.S. Treasury Obligations — 28.8%
	U.S. Treasury Bonds
2,500	7.13%, 02/15/23	2,982
13,140	7.25%, 05/15/16	15,238
3,935	7.25%, 08/15/22	4,735
3,635	8.00%, 11/15/21	4,640
4,085	8.88%, 08/15/17	5,336
1,020	9.00%, 11/15/18	1,363
18,000	10.38%, 11/15/12	19,328
	U.S. Treasury Inflation Indexed Bonds
1,517	1.63%, 01/15/15	1,424
24,735	3.63%, 01/15/08	25,365
	U.S. Treasury Notes
24,020	2.38%, 08/31/06	23,867
20,670	2.63%, 11/15/06	20,439
10,830	2.63%, 05/15/08	10,347
2,700	3.00%, 02/15/08	2,611
8,890	3.63%, 07/15/09	8,534
10,000	3.88%, 05/15/09	9,686
2,085	3.88%, 02/15/13	1,943
6,430	4.25%, 08/15/13	6,105
2,015	4.75%, 05/15/14	1,968
15,000	5.00%, 08/15/11	14,990
4,550	5.63%, 05/15/08	4,599
6,750	5.75%, 08/15/10	6,940
25,000	6.13%, 08/15/07	25,300
	U.S. Treasury Bonds Coupon STRIPS
30,000	11/15/09	25,255
5,845	02/15/15	3,742
1,655	05/15/15	1,045
2,500	08/15/15	1,559
8,810	11/15/15	5,402

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,190	05/15/16	710
72,500	05/15/20	34,373

	Total U.S. Treasury Obligations (Cost $293,090)	289,826

	Total Long-Term Investments (Cost $882,734)	876,364

Shares

	Short-Term Investment — 12.8%
	Investment Company — 12.8%
128,632	JPMorgan U.S. Government Money Market Fund (b) (Cost $128,632)	128,632

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 24.7%
	Repurchase Agreements — 24.7%
51,077	Bank of America Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $51,084, collateralized by U.S. Government Agency Mortgages	51,077
53,000	Bear Stearns, 5.06%, dated 05/31/06, due 06/01/06, repurchase price $53,007, collateralized by U.S. Government Agency Mortgages	53,000
48,000	Lehman Brothers, Inc., 5.07%, dated 05/31/06, due 06/01/06, repurchase price $48,007, collateralized by U.S. Government Agency Mortgages	48,000
48,000	Morgan Stanley, 5.08%, dated 05/31/06, due 06/01/06, repurchase price $48,007, collateralized by U.S. Government Agency Mortgages	48,000
48,000	UBS Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $48,007, collateralized by U.S. Government Agency Mortgages	48,000

	Total Investments of Cash Collateral for Securities Loaned (Cost $248,077)	248,077

	Total Investments — 124.7% (Cost $1,259,443)	1,253,073
	Liabilities in Excess of Other Assets — (24.7)%	(248,158)

	Net Assets — 100.0%	1,004,915

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc.

(h)	Amount rounds to less than one thousand.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities are yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	15,413
Aggregate gross unrealized depreciation	(21,783)

Net unrealized appreciation/depreciation	(6,370)

Federal income tax cost of investments	1,259,443

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.6%
	Corporate Bonds — 85.8%
	Aerospace & Defense — 0.6%
1,100	Alliant Techsystems, Inc., 6.75%, 04/01/16	1,079
1,000	DRS Technologies, Inc., 6.63%, 02/01/16	970
2,250	L-3 Communications Corp., 6.38%, 10/15/15	2,126
1,100	Orbital Sciences Corp., Series B, 9.00%, 07/15/11	1,169
	Sequa Corp.
700	9.00%, 08/01/09	744
425	Series B, 8.88%, 04/01/08	443

		6,531

	Airlines — 1.7%
	American Airlines, Inc.
2,019	3.06%, 09/28/08 (i)	1,676
224	3.06%, 09/28/08 (i)	186
2,200	7.25%, 02/05/09	2,200
1,750	7.32%, 04/15/11	1,704
900	7.80%, 04/01/08	902
861	9.71%, 01/02/07	866
3,350	10.18%, 01/02/13	3,275
518	10.21%, 01/01/10	487
	Continental Airlines, Inc.
766	7.03%, 12/15/12	746
7	7.42%, 10/01/08	7
6,638	9.80%, 04/01/21 (m)	6,945

		18,994

	Automotive — 5.3%
3,125	Autocam Corp., 10.88%, 06/15/14	1,859
800	Delco Remy International, Inc., 9.38%, 04/15/12 (e)	440
1,300	Dura Operating Corp., Series B, 8.63%, 04/15/12	1,120
5,585	Ford Motor Co., 7.45%, 07/16/31	4,049
	Ford Motor Credit Co.
6,250	8.63%, 11/01/10	5,838
750	FRN, 8.15%, 11/02/07	744
	General Motors Acceptance Corp.
4,210	5.13%, 05/09/08	3,988
1,550	FRN, 6.02%, 07/16/07	1,523
2,330	7.75%, 01/19/10	2,283
10,685	8.00%, 11/01/31	10,036
	General Motors Corp.
2,950	8.10%, 06/15/24	2,117
4,390	8.25%, 07/15/23	3,303
3,000	8.80%, 03/01/21 (m)	2,310

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

8,500	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15	8,649
3,600	Lear Corp., 8.11%, 05/15/09	3,510
	Metaldyne Corp.
6,475	10.00%, 11/01/13	6,216
3,150	11.00%, 06/15/12	2,709

		60,694

	Basic Chemicals — 3.8%
850	Chemtura Corp., 6.88%, 06/01/16	825
2,675	Georgia Gulf Corp., 7.13%, 12/15/13	2,698
	IMC Global, Inc.
1,000	10.88%, 08/01/13	1,133
2,500	Series B, 10.88%, 06/01/08 (m)	2,688
1,300	Series B, 11.25%, 06/01/11 (m)	1,373
1,500	M&G Finance Corp., 7.67%, 04/16/09 (i)	1,515
3,700	NewMarket Corp., 8.88%, 05/01/10	3,876
6,000	OM Group, Inc., 9.25%, 12/15/11 (m)	6,248
2,775	PolyOne Corp., 10.63%, 05/15/10	2,990
	Quality Distribution LLC/QD Capital Corp.
2,775	9.00%, 11/15/10	2,615
2,850	FRN, 9.57%, 01/15/12	2,868
3,000	Terra Capital, Inc., 12.88%, 10/15/08 (m)	3,420
3,550	Tronox Worldwide LLC/Tronox Finance Corp., 9.50%, 12/01/12 (e)	3,683
2,050	UAP Holding Corp., SUB, 0.00%, 07/15/12	1,979
2,677	United Agri Products, 8.25%, 12/15/11	2,878
3,500	Westlake Chemical Corp., 6.63%, 01/15/16	3,369

		44,158

	Building Materials — 0.6%
4,100	Fedders North America, Inc., 9.88%, 03/01/14	3,321
3,500	RMCC Acquisition Corp., 9.50%, 11/01/12 (e)	3,640

		6,961

	Construction Machinery — 1.9%
	Case New Holland, Inc.
3,800	7.13%, 03/01/14 (e)	3,686
6,030	9.25%, 08/01/11 (m)	6,407
2,300	Greenbrier Cos., Inc., 8.38%, 05/15/15	2,369
1,200	NationsRent Cos, Inc., 9.50%, 10/15/10	1,290
	United Rentals North America, Inc.
6,450	6.50%, 02/15/12 (m)	6,192
1,500	7.00%, 02/15/14	1,410
300	7.75%, 11/15/13	294

		21,648

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Consumer Products — 1.0%
1,650	American Greetings Corp., 7.38%, 06/01/16	1,675
5,100	K2, Inc., 7.38%, 07/01/14	5,011
3,250	Southern States Cooperative, Inc., 10.50%, 11/01/10 (e)	3,445
900	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	884

		11,015

	Diversified Manufacturing — 0.7%
8,810	Polypore, Inc., 8.75%, 05/15/12	8,479

	Electric — 6.4%
2,410	AES Corp. (The), 9.00%, 05/15/15 (e)	2,609
4,580	Calpine Canada Energy Finance Ulc (Canada), 8.50%, 05/01/08 (d)	2,954
	Calpine Corp.
1,000	8.50%, 07/15/10 (d) (e)	963
3,520	8.50%, 02/15/11 (d)	1,654
3,750	9.88%, 12/01/11 (d) (e)	3,572
5,491	Zero Coupon, 07/15/07 (d) (e)	5,340
5,600	Calpine Generating Co. LLC FRN, 14.12%, 04/01/11 (d)	5,908
	Dynegy Holdings, Inc.
2,099	7.13%, 05/15/18	1,868
1,000	8.38%, 05/01/16 (e)	995
6,000	Edison Mission Energy, 9.88%, 04/15/11	7,042
1,655	FPL Energy Wind Funding LLC, 6.88%, 06/27/17 (e)	1,653
	Midwest Generation LLC
3,100	8.75%, 05/01/34 (m)	3,317
6,225	Series A, 8.30%, 07/02/09 (m)	6,381
712	Series B, 8.56%, 01/02/16	764
	Mirant Americas Generation LLC
4,600	8.30%, 05/01/11	4,600
4,500	8.50%, 10/01/21	4,432
	Nevada Power Co.
287	6.50%, 04/15/12	288
863	Series A, 8.25%, 06/01/11	932
	NorthWestern Corp.
1,900	5.88%, 11/01/14	1,858
1,800	7.00%, 08/15/23	1,832
1,200	NRG Energy, Inc., 7.25%, 02/01/14	1,200
2,992	Ormat Funding Corp., 8.25%, 12/30/20 (m)	3,082
4,900	Reliant Energy, Inc., 6.75%, 12/15/14	4,434
6,800	TXU Corp., 5.55%, 11/15/14 (m)	6,246

		73,924

	Energy Independent — 1.2%
	Chesapeake Energy Corp.
500	6.38%, 06/15/15	471
1,900	6.88%, 01/15/16	1,848
1,250	7.50%, 09/15/13 (m)	1,278
2,300	7.50%, 06/15/14 (m)	2,349
4,300	Encore Acquisition Co., 7.25%, 12/01/17	4,160

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Peabody Energy Corp., 5.88%, 04/15/16	938
2,834	Plains Exploration & Production Co., Series B, 8.75%, 07/01/12	2,962

		14,006

	Entertainment — 1.4%
1,500	HRP Myrtle Beach Operations LLC, FRN, 9.82%, 04/01/12 (e)	1,502
6,894	Imax Corp. (Canada), 9.63%, 12/01/10 (m)	7,204
1,500	Intrawest Corp. (Canada), 7.50%, 10/15/13 (m)	1,523
1,515	True Temper Sports, Inc., 8.38%, 09/15/11	1,416
3,960	Universal City Development Partners, 11.75%, 04/01/10 (m)	4,326

		15,971

	Environmental — 0.9%
	Allied Waste North America
3,720	7.13%, 05/15/16 (e)	3,590
1,000	7.88%, 04/15/13	1,017
2,250	Series B, 5.75%, 02/15/11	2,126
1,459	Series B, 9.25%, 09/01/12	1,556
500	American ECO Corp., Series B, 9.63%, 05/15/08 (d)	-(h	)
2,000	Casella Waste Systems, Inc., 9.75%, 02/01/13	2,113

		10,402

	Food & Beverage — 4.0%
	Chiquita Brands International, Inc.
1,000	7.50%, 11/01/14	840
7,277	8.88%, 12/01/15	6,549
600	Cosan S.A. Industria e Comercio (Brazil), 9.00%, 11/01/09 (e)	626
4,075	Dean Foods Co., 7.00%, 06/01/16	3,993
	Dole Food Co., Inc.
3,400	7.25%, 06/15/10 (m)	3,179
2,200	8.63%, 05/01/09	2,167
425	8.75%, 07/15/13	405
285	8.88%, 03/15/11	279
6,000	Eurofresh, Inc., 11.50%, 01/15/13 (e)	5,887
650	Gold Kist, Inc., 10.25%, 03/15/14	686
5,000	Golden State Foods, 9.24%, 01/10/12 (i)	5,087
2,100	Land O’ Lakes, Inc., 9.00%, 12/15/10 (m)	2,226
4,125	National Beef Packing Co. LLC/NB Finance Corp., 10.50%, 08/01/11	4,146
4,425	National Wine & Spirits Inc., 10.13%, 01/15/09 (m)	4,425
1,000	Smithfield Foods, Inc., 7.00%, 08/01/11	980
	Swift & Co.
1,400	10.13%, 10/01/09	1,445
2,490	12.50%, 01/01/10	2,534

		45,454

	Gaming — 3.2%
7,150	Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10	7,651

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Isle of Capri Casinos, Inc.‚ 9.00%, 03/15/12	1,055
	MGM Mirage
2,500	6.63%, 07/15/15	2,375
4,025	8.38%, 02/01/11	4,206
2,800	6.75%, 09/01/12 (m)	2,751
5,050	Majestic Star Casino LLC, 9.50%, 10/15/10	5,353
	Station Casinos, Inc.
150	6.00%, 04/01/12	144
3,100	6.88%, 03/01/16 (m)	2,995
5,500	Trump Entertainment Resorts, Inc., 8.50%, 06/01/15 (m)	5,390
5,435	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, 12/01/14	5,156

		37,076

	Health Care — 5.8%
3,000	CDRV Investors, Inc., SUB, 0.00%, 01/01/15	2,160
3,500	Fischer Scientific International, Inc., 6.13%, 07/01/15	3,404
	HCA, Inc.
2,500	6.50%, 02/15/16	2,365
350	6.75%, 07/15/13	342
900	7.88%, 02/01/11	933
1,000	8.75%, 09/01/10 (m)	1,069
6,350	LifeCare Holdings, Inc., 9.25%, 08/15/13 (e)	4,635
5,000	Multiplan, Inc., 10.38%, 04/15/16 (e)	5,125
	Omnicare, Inc.
1,075	6.75%, 12/15/13	1,043
3,430	6.88%, 12/15/15	3,327
1,000	Rural/Metro Corp., SUB, 0.00%, 03/15/16	730
5,092	Team Health, Inc., 11.25%, 12/01/13 (e)	5,283
9,200	Tenet Healthcare Corp., 9.88%, 07/01/14 (m)	9,361
	Triad Hospitals, Inc.
1,000	7.00%, 05/15/12	991
2,000	7.00%, 11/15/13	1,938
6,640	US Oncology Holdings, Inc., FRN, 10.32%, 03/15/15	6,756
2,600	US Oncology, Inc., 10.75%, 08/15/14 (m)	2,876
7,550	Vanguard Health Holding Co. I LLC, SUB, 0.00%, 10/01/15 (m)	5,549
4,500	Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14 (m)	4,613
	Ventas Realty LP/Ventas Capital Corp. REIT
750	6.75%, 06/01/10	753
750	7.13%, 06/01/15	756
2,000	9.00%, 05/01/12	2,210

		66,219

	Industrial Other — 1.6%
	Eagle-Picher Industries, Inc.
5,550	9.75%, 09/01/13 (d)	3,677

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,750	Gardner Denver, Inc., 8.00%, 05/01/13	3,909
6,550	Milacron Escrow Corp., 11.50%, 05/15/11	6,174
4,225	Trimas Corp., 9.88%, 06/15/12	4,035
950	Valmont Industries, Inc., 6.88%, 05/01/14	938

		18,733

	Lodging — 0.3%
3,000	Felcor Lodging LP, FRN, 8.83%, 06/01/11 (m)	3,094

	Media Cable — 3.7%
	Adelphia Communications Corp.
3,175	9.38%, 11/15/09 (d)	1,548
3,500	10.88%, 10/01/10 (d)	1,636
2,000	Series B, 7.50%, 01/15/04 (d)	910
1,150	Series B, 7.75%, 01/15/09 (d)	535
1,450	Series B, 8.13%, 07/15/03 (d)	667
1,000	Series B, 9.25%, 10/01/02 (d)	465
5,992	CCH I LLC, 11.00%, 10/01/15	5,153
2,000	CCH I Holdings LLC, 11.13%, 01/15/14	1,265
3,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	2,899
4,100	Century Communications, 9.50%, 03/01/05 (d)	3,772
3,000	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25%, 09/15/10	2,992
	Charter Communications Operating LLC
1,900	8.00%, 04/30/12 (e)	1,886
1,000	8.38%, 04/30/14 (e)	997
2,500	Insight Communications Co., Inc., SUB, 12.25%, 02/15/11	2,662
1,000	Mediacom Broadband LLC, 8.50%, 10/15/15	975
7,880	Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13	7,919
1,750	Rogers Cable, Inc. (Canada), 6.25%, 06/15/13	1,667
5,175	Videotron Ltee (Canada), 6.88%, 01/15/14 (m)	5,033

		42,981

	Media Non-Cable — 4.8%
2,000	Block Communications, Inc., 8.25%, 12/15/15 (e)	1,967
7,500	Cenveo Corp., 7.88%, 12/01/13	7,237
2,900	DirecTV Holdings LLC, 6.38%, 06/15/15	2,726
	Echostar DBS Corp.
400	5.75%, 10/01/08	394
1,850	FRN, 8.24%, 10/01/08	1,880
3,375	Fisher Communications, Inc., 8.63%, 09/15/14	3,535
	Intelsat Subsidiary Holding Co., Ltd. (Bermuda)
1,000	FRN, 9.61%, 01/15/12	1,014
4,100	8.25%, 01/15/13	4,115

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

625	LBI Media, Inc., SUB, 0.00%, 10/15/13	501
	LIN Television Corp.
1,000	6.50%, 05/15/13	928
1,250	6.50%, 05/15/13	1,159
1,575	Morris Publishing Group LLC, 7.00%, 08/01/13	1,498
2,950	Nexstar Finance Holdings LLC, SUB, 0.00%, 04/01/13	2,482
5,350	Nexstar Finance, Inc., 7.00%, 01/15/14	4,996
2,925	PanAmSat Corp., 9.00%, 08/15/14 (m)	3,035
5,184	Phoenix Color Corp., 11.00%, 02/01/09	4,879
	Primedia, Inc.
4,575	8.88%, 05/15/11 (m)	4,381
1,600	FRN, 10.55%, 05/15/10	1,632
1,000	Quebecor Media, Inc. (Canada), 7.75%, 03/15/16 (e)	1,015
	Quebecor World Capital Corp (Canada)
3,250	6.13%, 11/15/13	2,741
1,350	8.75%, 03/15/16 (e)	1,273
	RH Donnelley, Inc.
1,600	6.88%, 01/15/13 (e)	1,464
600	8.88%, 01/15/16 (e)	603

		55,455

	Metals — 1.9%
	AK Steel Corp.
2,100	7.75%, 06/15/12	2,068
8,180	7.88%, 02/15/09	8,119
2,500	International Steel Group, Inc., 6.50%, 04/15/14	2,400
2,250	Earle M Jorgensen Co., 9.75%, 06/01/12 (m)	2,408
5,725	Neenah Corp., 11.00%, 09/30/10 (e)	6,240

		21,235

	Non-Captive — 0.6%
4,500	Allied Capital, 6.15%, 10/13/10 (i)	4,328
3,000	Residential Capital Corp., FRN, 6.90%, 04/17/09 (e)	2,999

		7,327

	Oil Field Services — 2.0%
2,400	Basic Energy Services, Inc., 7.13%, 04/15/16 (e)	2,328
1,600	Chart Industries, Inc., 9.13%, 10/15/15 (e)	1,696
	Compagnie Generale de Geophysique S.A. (France)
1,500	7.50%, 05/15/15	1,507
4,000	7.50%, 05/15/15 (e)	4,020
500	Hanover Compressor Co., 7.50%, 04/15/13	495
1,000	Hornbeck Offshore Services, Inc., 6.13%, 12/01/14	932
900	Offshore Logistics, Inc., 6.13%, 06/15/13	832
1,619	Oslo Seismic Services, Inc., 8.28%, 06/01/11	1,644

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

900	PHI, Inc., 7.13%, 04/15/13 (e)	878
2,250	Pride International, Inc., 7.38%, 07/15/14	2,301
1,750	Range Resources Corp., 7.50%, 05/15/16	1,746
4,000	Secunda International Ltd. (Canada), FRN, 13.07%, 09/01/12 (m)	4,200
300	Universal Compression, Inc., 7.25%, 05/15/10	302

		22,881

	Other Finance — 1.1%
9,515	Crum & Forster Holdings Corp., 10.38%, 06/15/13 (m)	9,943
3,139	Fairfax Financial Holdings Ltd. (Canada), 7.75%, 04/26/12	2,919

		12,862

	Packaging — 2.5%
2,550	Ball Corp., 6.88%, 12/15/12	2,556
	Constar International, Inc.
7,900	11.00%, 12/01/12	6,063
2,950	FRN, 8.55%, 02/15/12	2,891
	Owens Brockway Glass Container, Inc.
2,500	6.75%, 12/01/14 (m)	2,369
3,000	8.25%, 05/15/13 (m)	3,030
1,000	8.88%, 02/15/09 (m)	1,033
1,850	Plastipak Holdings, Inc., 8.50%, 12/15/15 (e)	1,855
10,525	Portola Packaging, Inc., 8.25%, 02/01/12	9,157

		28,954

	Paper — 3.6%
	Abitibi-Consolidated, Inc. (Canada)
800	6.00%, 06/20/13	676
5,050	8.38%, 04/01/15	4,823
680	8.55%, 08/01/10	670
1,100	FRN, 8.41%, 06/15/11	1,103
	Ainsworth Lumber Co., Ltd. (Canada)
2,550	6.75%, 03/15/14	2,110
1,500	6.75%, 03/15/14	1,241
1,300	7.25%, 10/01/12	1,128
1,225	FRN, 9.07%, 04/01/13 (e)	1,216
3,725	Appleton Papers, Inc., 9.75%, 06/15/14	3,781
2,000	Bowater, Inc., FRN, 7.91%, 03/15/10 (m)	2,020
	Buckeye Technologies, Inc.
1,906	9.25%, 09/15/08	1,906
4,000	Cascades, Inc. (Canada), 7.25%, 02/15/13	3,750
	Domtar, Inc. (Canada)
1,300	7.13%, 08/15/15	1,131
5,295	7.88%, 10/15/11	4,977
800	Glatfelter, 7.13%, 05/01/16 (e)	796
	Graphic Packaging International Corp.
2,000	8.50%, 08/15/11	2,015
1,630	9.50%, 08/15/13	1,638
2,400	Norske Skog Canada Ltd. (Canada), Series D, 8.63%, 06/15/11	2,388
2,950	Smurfit-Stone Container Enterprises, Inc., 9.75%, 02/01/11	3,024
960	Tembec Industries, Inc. (Canada), 8.63%, 06/30/09	537

		40,930

	Pharmaceuticals — 0.6%

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,675	Biovail Corp. (Canada), 7.88%, 04/01/10 (m)	6,758

	Pipelines — 3.4%
900	ANR Pipeline Co., 8.88%, 03/15/10	953
500	Colorado Interstate Gas Co., 5.95%, 03/15/15	467
	El Paso Corp.
2,000	6.38%, 02/01/09 (e)	1,970
1,000	7.63%, 08/16/07	1,013
2,000	7.63%, 09/01/08 (e)	2,033
5,650	7.88%, 06/15/12	5,819
4,000	El Paso Natural Gas Co., Series A, 7.63%, 08/01/10 (m)	4,130
1,450	El Paso Production Holding Co., 7.75%, 06/01/13 (m)	1,479
1,000	Northwest Pipeline Corp., 8.13%, 03/01/10	1,050
	Pacific Energy Partners LP / Pacific Energy Finance Corp.
750	6.25%, 09/15/15	694
4,250	7.13%, 06/15/14 (m)	4,239
2,000	Southern Natural Gas Co., 8.88%, 03/15/10	2,117
5,400	Transmontaigne, Inc., 9.13%, 06/01/10	5,824
	Williams Cos, Inc.
2,325	6.38%, 10/01/10 (e)	2,296
1,600	7.63%, 07/15/19 (m)	1,652
2,175	8.12%, 03/15/12	2,305
1,500	FRN, 6.99%, 10/01/10 (e)	1,530

		39,571

	Railroads — 0.1%
934	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V. (Mexico), 12.50%, 06/15/12	1,032

	Real Estate Investment Trusts — 1.0%
11,850	Thornburg Mortgage, Inc., 8.00%, 05/15/13 (m)	11,702

	Refining — 0.3%
	Premcor Refining Group, Inc. (The)
1,535	7.50%, 06/15/15	1,590
1,000	9.25%, 02/01/10	1,069
700	9.50%, 02/01/13	769
500	VeraSun Energy, 9.88%, 12/15/12 (e)	538

		3,966

	Restaurants — 0.4%
1,000	EPL Finance Corp., 11.75%, 11/15/13 (e)	1,170
2,755	Friendly Ice Cream Corp., 8.38%, 06/15/12	2,438
1,000	Sbarro, Inc., 11.00%, 09/15/09	1,010

		4,618

	Retailers — 1.9%
1,650	Brown Shoe Co., Inc., 8.75%, 05/01/12	1,724
	GSC Holdings Corp.
2,950	FRN, 8.87%, 10/01/11 (e)	3,053
1,600	8.00%, 10/01/12 (e)	1,592
	General Nutrition Centers, Inc.
4,375	8.50%, 12/01/10	4,200
1,500	8.63%, 01/15/11	1,522
5,250	Gregg Appliances, Inc., 9.00%, 02/01/13	4,869
4,725	Linens ‘n Things, Inc., FRN, 10.70%, 01/15/14 (e)	4,560
1,250	Quality Stores, Inc., 10.63%, 04/01/07 (d)	-(h	)

		21,520

	Services — 2.7%

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Corrections Corp. of America
921	6.25%, 03/15/13 (m)	875
1,000	6.75%, 01/31/14	973
2,025	7.50%, 05/01/11	2,045
1,500	Dycom Industries, Inc., 8.13%, 10/15/15	1,530
2,150	FTI Consulting, Inc., 7.63%, 06/15/13	2,209
1,500	Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (e)	1,423
2,850	Mac-Gray Corp., 7.63%, 08/15/15	2,907
5,000	MasTec, Inc., Series B, 7.75%, 02/01/08	4,981
8,287	S.A.C Holdings Corp., 8.50%, 03/15/14	7,955
	Service Corp. International
505	6.50%, 03/15/08	504
1,400	7.70%, 04/15/09	1,417
1,000	7.88%, 02/01/13	1,010
3,175	Stewart Enterprises, Inc., 7.75%, 02/15/13 (e)	2,969

		30,798

	Supermarkets — 0.3%
3,500	Ahold Finance USA, Inc., 8.25%, 07/15/10 (m)	3,666

	Technology — 4.1%
4,544	Advanced Micro Devices, Inc., 7.75%, 11/01/12	4,691
2,225	Amkor Technology, Inc., 9.25%, 06/01/16	2,136
4,000	Cookson plc (United Kingdom) VAR, 7.09%, 11/01/09 (i)	3,971
500	Corning, Inc., 6.20%, 03/15/16	498
3,200	Flextronics International Ltd. (Singapore), 6.25%, 11/15/14	3,040
1,400	Freescale Semiconductor, Inc., 6.88%, 07/15/11	1,414
1,750	IKON Office Solutions, Inc., 7.75%, 09/15/15	1,759
2,000	Intocomex, Inc., 11.75%, 01/15/11 (e)	2,000
	MagnaChip Semiconductor SA
2,350	6.88%, 12/15/11	2,185
550	8.00%, 12/15/14	479
2,625	FRN, 8.16%, 12/15/11	2,605
4,250	Sanmina-SCI Corp., 8.13%, 03/01/16	4,261

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,219	Smart Modular Technologies (Cayman Islands), FRN, 10.49%, 04/01/12	4,472
2,500	Spansion LLC, 11.25%, 01/15/16 (e)	2,569
600	STATS ChipPAC Ltd. (Singapore), 7.50%, 07/19/10	600
	Sungard Data Systems, Inc.
1,850	4.88%, 01/15/14	1,619
1,000	9.13%, 08/15/13 (e)	1,049
2,200	FRN, 9.43%, 08/15/13 (e)	2,315
	Unisys Corp.
4,650	8.00%, 10/15/12	4,365
1,100	8.50%, 10/15/15	1,029

		47,057

	Telecommunications Wireless — 3.2%
2,327	Alamosa Delaware, Inc.,
	11.00%, 07/31/10	2,565
1,400	American Cellular Corp.,
	Series B, 10.00%, 08/01/11	1,503
2,000	Cleveland Unlimited, Inc., FRN, 13.16%, 12/15/10 (e)	2,120
	Dobson Cellular Systems
100	8.38%, 11/01/11	104
1,500	8.38%, 11/01/11 (e)	1,558
5,400	9.88%, 11/01/12	5,832
750	Horizon PCS, Inc., 11.38%, 07/15/12	851
	Nextel Communications, Inc.
3,000	Series D, 7.38%, 08/01/15 (m)	3,092
1,000	Series E, 6.88%, 10/31/13 (m)	1,019
500	Rogers Wireless Communications, Inc. (Canada), 9.63%, 05/01/11	550
5,200	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14 (m)	4,953
	Rural Cellular Corp.
750	8.25%, 03/15/12 (e)	773
750	8.25%, 03/15/12	773
4,000	9.88%, 02/01/10	4,210
1,000	FRN, 9.41%, 03/15/10	1,020
4,000	Suncor Energy, Inc. (Canada), 9.88%, 02/15/13 (e)	3,940
1,650	UbiquiTel Operating Co., 9.88%, 03/01/11	1,803

		36,666

	Telecommunications Wireline — 3.1%
4,800	Citizens Communications Co., 9.25%, 05/15/11 (m)	5,214
1,000	Embarq Corp., 7.08%, 06/01/16	1,001
4,000	Hawaiian Telcom Communications, Inc., FRN, 10.79%, 05/01/13	4,090
1,250	Level 3 Financing, Inc., 10.75%, 10/15/11	1,300
	Qwest Communications International, Inc.
1,525	7.50%, 02/15/14	1,518
7,618	FRN, 8.67%, 02/15/09 (m)	7,751
7,000	Qwest Corp., 7.88%, 09/01/11	7,201
	Time Warner Telecom Holdings, Inc.
2,750	9.25%, 02/15/14	2,932
5,000	FRN, 9.17%, 02/15/11	5,075

		36,082

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Textile — 0.9%
2,000	Avondale Mills, Inc., 10.25%, 07/01/13	1,910
5,500	Broder Brothers, Series B, 11.25%, 10/15/10	5,212
3,000	Levi Strauss & Co., FRN, 9.74%, 04/01/12	3,101

		10,223

	Tobacco — 1.0%
5,150	Alliance One International, Inc., 11.00%, 05/15/12	4,892
1,500	Reynolds American, Inc., 7.63%, 06/01/16 (e)	1,484
5,475	RJ Reynolds Tobacco Holdings, Inc., 6.50%, 07/15/10	5,379

		11,755

	Transportation Services — 1.5%
2,713	American Commercial Lines, 9.50%, 02/15/15	2,994
	Avis Budget Car Rental
900	7.63%, 05/15/14 (e)	905
900	7.75%, 05/15/16 (e)	907
4,430	Hertz Corp., 8.88%, 01/01/14 (e)	4,607
788	Horizon Lines LLC, 9.00%, 11/01/12	824
5,000	IdleAire Technologies Corp., SUB, 0.00%, 12/15/12 (e)	3,750
2,000	OMI Corp., 7.63%, 12/01/13	1,990
550	Stena AB (Sweden), 7.50%, 11/01/13	536
1,000	Ultrapetrol Bahamas Ltd. (Bahamas), 9.00%, 11/24/14	921

		17,434

	Utility Distributors — 0.7%
2,650	AmeriGas Partners LP, 7.13%, 05/20/16	2,551
3,000	Ferrell Gas Co., 7.42%, 08/01/13 (i)	2,910
2,474	Suburban Propane Partners LP, 6.88%, 12/15/13	2,338

		7,799

	Total Corporate Bonds (Cost $998,089)	986,631

	Convertible Bonds — 0.7%
	Packaging — 0.0% (g)
291	Indesco International, Inc., 10.00%, 02/15/08 (i)	232

	Technology — 0.7%
8,040	Nortel Networks Corp. (Canada), 4.25%, 09/01/08 (m)	7,608

	Total Convertible Bonds (Cost $8,076)	7,840

Shares

	Common Stocks — 1.3%
	Basic Chemicals — 0.1%
49	Polymer Group, Inc. (a)	1,375

	Construction Machinery — 0.2%
112	NES Holdings Rentals, Inc. (a)	2,077
4	Simonds Industries, Inc. (a) (i)	126

		2,203

	Electric — 0.4%
204	Mirant Corp.	5,075

	Environmental — 0.0% (g)
5	Kaiser Group Holdings, Inc. (a)	161

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Entertainment — 0.0% (g)
38	Bally Total Fitness Holding Corp. (a) (i)	232

	Media — 0.1%
14	Cebridge Connections Holdings LLC (i)	1,264

	Metals — 0.1% (a)
270	ACP Holding Corp. (a)	465
60	Oglebay Norton Co. (a)	1,083

		1,548

	Packaging — 0.0% (g)
9	Continental AFA Dispensing Co. (a) (i)	4

	Restaurants — 0.0% (g)
18	Avado Brands, Inc.	125

	Retailers — 0.0% (g)
19	Mattress Discounters Corp. (a) (i)	19

	Telecommunication Wireless — 0.2%
96	Dobson Communications Corp. (a)	825
19	iPCS, Inc. (a)	935

		1,760

	Telecommunication Wireline — 0.0% (g)
1	XO Holdings, Inc. (a)	6

	Textiles — 0.1%
66	WestPoint International, Inc. (a) (i)	1,317

	Total Common Stocks (Cost $20,010)	15,089

	Preferred Stock — 0.8%
	Media Non-Cable — 0.1%
9	Spanish Broadcasting System, 10.75%	999

	Metals — 0.7%
380	Oglebay Norton Co., 14.80%	8,078

	Telecommunication Wireless — 0.0% (g)
3	Dobson Communications Corp., 6.00%, 08/19/16 (e)	619

	Total Preferred Stocks (Cost $5,459)	9,696

Principal Amount($)

	Loan Participations — 9.9%
499	Alpha Natural Resources, Inc., 6.83%, 10/26/12	499
2,008	Autocam Corp., Term Loan, 13.50%, 12/16/11	2,008
4,500	Buckeye Check Cashing Term Loan, 7.81%, 05/19/13	4,517
2,000	Cablevision Systems Corp., 6.74%, 03/30/13	1,995
	Cablevision Systems Term Loan
3,000	6.67%, 03/30/13	2,993
2,000	6.88%, 03/30/13	1,995
3,000	Cavalier Telephone Term Loan, 9.52%, 04/03/12	3,045
	Celanese B Loan (Germany)
801	VAR, 6.98%, 04/30/11	804
494	VAR, 6.98%, 04/30/11 (e)	496
236	Chart Industries Bank Debt, 7.18%, 10/14/12	238
5,000	Dresser Industries, Inc., Loan VAR, 8.65%, 03/04/10	5,063
	Eagle-Picher Industries, Inc.
4,750	9.40%, 12/20/10	4,744
2,250	13.34%, 12/20/11	2,295
800	Fresnius Medical Care 6.35%, 03/31/13	796
1,200	Fresenius Medical Care Capital Trust IV (Germany), 6.40%, 03/31/11	1,194
	Hilton Hotels Corp
800	Term Loan, 6.47%, 02/22/11	798
1,000	Term Loan B, 6.46%, 02/23/13	998
	Ineos Bridge Term Loan
1,500	7.34%, 03/28/14	1,515
500	7.84%, 03/28/15	505

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	J Crew Operating Group Term Loan, 9.25%, 05/15/13	1,000
3,234	Lifecare Holdings Loan, 7.34%, 08/11/12	3,104
	LPL Financial Services, Inc.
333	7.96%, 06/30/13	337
667	8.13%, 06/30/13	673
654	8.22%, 06/30/13	661
3,333	8.23%, 06/30/13	3,366
5,500	MetroPCS, Inc., 9.50%, 05/31/11	5,610
56	NMHG Holding Co. (Germany), 7.08%, 03/22/13	56
	NMHG Holding Term Loan
289	7.17%, 05/15/13	289
156	7.28%, 05/15/13	156
3,000	Northwest Airlines Corp. Term Loan B, 11.84%, 10/01/12	3,071
	NRG Energy, Inc. Term Loan
928	Term Loan, 6.98%, 02/02/13	932
8,572	Term Loan B, 6.82%, 02/02/13	8,615
4,000	Oglebay Norton Co., Term Loan B, 12.08%, 01/31/10	4,100
1,533	Orion Refining, 10.00%, 11/15/04	-(h	)
4,229	Penn National Term Loan, 6.86%, 05/26/12	4,250
3,990	Petroleum Geo-Services ASA (Norway), Term Loan, 7.48%, 12/21/12	3,995
2,494	Polymer Group, Inc., 7.22%, 11/22/12	2,524
1,980	Primus Telecommunications GP VAR, 11.61%, 02/18/11	2,000
2,000	Senesata Technologies Term Loan, 6.86%, 04/27/13	1,998
2,363	SteriGenics International VAR, 7.73%, 06/14/11	2,375
	Stratus Technologies, Inc. (Germany)
3,000	7.96%, 03/28/11	3,045
4,000	14.13%, 03/28/12	3,880
4,000	Supervalu, Inc., Term Loan B, Zero Coupon, 12/31/49	4,000
	Swett & Crawford Group
1,500	7.83%, 11/16/11	1,511
1,000	VAR, 11.83%, 11/16/12	1,008
	Targa Resources Term Loan
871	4.85%, 10/31/12	880
3,611	7.25%, 10/31/12	3,647
2,667	Venetian Macau Revolver 1.38%, 06/01/12	2,673
5,333	Venetian Macau Term Loan B 8.10%, 06/04/13	5,373
2,000	Wyle Laboratories, Inc. (Germany), 7.83%, 08/04/11	2,030

	Total Loan Participations (Cost $112,788)	113,657

No. of Rights

	Rights — 0.1%
	Textiles — 0.1%
59	WestPoint International, Inc. (a) (Cost $-(h))	644

No. of Warrants

	Warrants — 0.0% (g)
	Metals — 0.0% (g)
243	ACP Holdings Co. (a)	419

	Telecommunications Wireline — 0.0% (g)
	Abovenent Communications, Inc.
1	expires 09/08/08 (i)	33
2	expires 09/08/10 (i)	32

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

No. of Warrants	Security Description	Value ($)

	XO Holdings, Inc.
2	Class A, expires 01/16/10	-(h	)
2	Class B, expires 01/16/10	-(h	)
2	Class C, expires 01/16/10	-(h	)

		65

	Total Warrants (Cost $971)	484

	Total Long-Term Investments (Cost $1,145,393)	1,134,041

Shares

	Short-Term Investments — 1.2%
	Investment Company — 1.2%
13,407	JPMorgan Liquid Assets Money Market Fund (b) (Cost $13,407)	13,407

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 24.5%
	Asset Backed Securities — 2.1%
5,959	Countrywide Home Loans FRN, 5.19%, 12/28/07	5,959
5,977	GSAA, Series 2005-15, Class 2A1, FRN, 5.17%, 12/26/07	5,977
9,285	GSAA, Series 2006-3, Class A1, FRN, 5.16%, 02/22/08	9,285
2,571	MABS, Series 2006-NC1, Class A1, FRN, 5.16%, 02/25/08	2,571

		23,792

	Certificate of Deposit — 3.1%
4,998	Bank of New York, FRN, 5.19%, 05/02/08	4,998
9,996	Bank of Nova Scotia, FRN, 5.06%, 05/21/07	9,996
6,000	Natexis Banques Populaires New York, FRN, 5.12%, 01/28/08	6,000
4,999	Sun Trust Bank, Atlanta, FRN, 5.08%, 06/28/07	4,999
10,000	Wells Fargo Bank San Francisco, FRN, FRN, 5.05%, 12/01/06	10,000

		35,993

	Commercial Paper — 1.0%
11,727	Bavaira Trr Corp., 5.06%, 06/20/06	11,727

	Corporate Note — 10.3%
10,000	Bank of America, FRN, 5.06%, 11/07/06	10,000
	Beta Finance Inc.
12,500	FRN, 5.12%, 01/15/08	12,500
2,001	FRN, 5.13%, 03/15/07	2,001
5,000	CC U.S.A., Inc., FRN, 5.12%, 01/25/08	5,000
5,000	CDC Financial Products Inc., FRN, 5.16%, 06/30/06	5,000
14,300	Citigroup Global Markets, Inc., FRN, 5.13%, 06/07/06	14,300
12,500	Dorada Finance Inc., FRN, 5.12%, 01/14/08	12,500
5,000	Goldman Sachs Group, Inc., FRN, 5.22%, 12/28/07	5,000
12,994	K2(USA) LLC, FRN, 5.14%, 02/15/08	12,994
5,000	Morgan Stanley, FRN, 5.24%, 05/31/07	5,000
10,002	Pricoa Global Funding I, FRN, 5.10%, 10/05/06	10,002
3,700	Unicredito Italiano Bank plc (Ireland), FRN, 5.09%, 07/02/07	3,700
10,000	Wachovia Bank N.A., FRN, 5.05%, 10/02/06	10,000
10,000	World Savings Bank FSB, FRN, 5.14%, 06/20/08	10,000

		117,997

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Funding Agreement — 1.3%
15,000	Beneficial Life Insurance Co., FRN, 5.21%, 08/31/06	15,000

	Repurchase Agreements — 6.7%
2,318	Banc of American Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $2,319, collateralized by U.S. Government Agency Mortgages	2,318
40,000	Banc of American Securities LLC, 5.11%, dated 05/31/06, due 06/01/06, repurchase price $40,006, collateralized by U.S. Government Agency Mortgages	40,000
35,000	Greenwich Capital, 5.13%, dated 05/31/06, due 06/01/06, repurchase price $35,005, collateralized by Asset Backed Securities	35,000

		77,318

	Total Investments of Cash Collateral for Securities Loaned (Cost $281,827)	281,827

	Total Investments — 124.2% (Cost $1,440,627)	$1,429,275
	Liabilities in Excess of Other Assets — (24.2)%	(278,819)

	Net Assets (100%)	$1,150,456

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.
REIT	Real Estate Investment Trust
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,562
Aggregate gross unrealized depreciation	(39,914)

Net unrealized appreciation/depreciation	$(11,352)

Federal income tax cost of investments	$1,440,627

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 97.2%
	Asset Backed Securities — 3.8%
	Advanta Mortgage Loan Trust
177	Series 1999-2, Class A6, 6.82%, 05/25/29	176
368	Series 2000-2, Class A6, SUB, 7.72%, 03/25/15	370
	AmeriCredit Automobile Receivables Trust
244	Series 2002-B, Class A4, 4.46%, 04/12/09	244
90	Series 2002-C, Class A4, 3.55%, 02/12/09	89
500	Amortizing Residential Collateral Trust Series 2002-BC6, Class M1, FRN, 5.83%, 06/25/06	503
252	Capital Auto Receivables Asset Trust Series 2003-1, Class A3A, 2.75%, 04/15/07	251
2,730	Capital One Auto Finance Trust Series 2005-C, Class A4A, 4.71%, 06/15/12	2,672
	Capital One Master Trust
1,105	Series 1998-1, Class A, 6.31%, 06/15/11	1,122
1,000	Series 2001-5, Class A, 5.30%, 06/15/09	1,000
1,225	Series 2001-8A, Class A, 4.60%, 08/17/09	1,222
45	Capital One Multi-Asset Execution Trust Series 2003-C2, Class C2, 4.32%, 04/15/09	45
11	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A4, 4.88%, 08/25/28	11
5,000	CIT Rv Trust Series 1998-A, Class B, 6.29%, 01/15/17	4,417
	Citibank Credit Card Issuance Trust
3,000	Series 2002-A1, Class A1, 4.95%, 02/09/09	2,990
80	Series 2002-B1, Class B1, FRN, 5.29%, 06/25/09	80
120	Series 2002-C1, Class C1, FRN, 6.15%, 08/07/06	121
50	Series 2002-C3, Class C3, FRN, 6.05%, 06/15/06	51
820	Series 2004-A1, Class A1, 2.55%, 01/20/09	806
1,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	974
285	Citibank Credit Card Master Trust I Series 1999-2, Class B, 6.15%, 03/10/11	289
634	CNH Equipment Trust Series 2003-B, Class A3B, 2.47%, 01/15/08	630
1,397	Community Program Loan Trust Series 1987-A, Class A4, 4.50%, 10/01/18	1,361
208	CS First Boston Mortgage Securities Corp. Series 2002-HE4, Class AF, 5.51%, 08/25/32	207
83	Daimler Chrysler Auto Trust Series 2002-C, Class A4, 3.09%, 01/08/08	83
425	Discover Card Master Trust I Series 2002-2, Class A, 5.15%, 10/15/09	424
377	Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series T-20, Class A6, SUB, 7.49%, 09/25/29	376
490	Fleet Credit Card Master Trust II Series 2001-B, Class A, 5.60%, 12/15/08	490
1,923	Ford Credit Auto Owner Trust Series 2004-A, Class A3, 2.93%, 03/15/08	1,904
40	Harley-Davidson Motorcycle Trust Series 2002-1, Class A2, 4.50%, 01/15/10	39
260	Household Private Label Credit Card Master Note Trust I Series 2002-1, Class A, 5.50%, 01/18/11	260
466	Hyundai Auto Receivables Trust Series 2005-A, Class A2, 3.88%, 06/16/08	463
	MBNA Credit Card Master Note Trust
575	Series 2001-C3, Class C3, 6.55%, 12/15/08	576
130	Series 2002-B1, Class B1, 5.15%, 07/15/09	130
85	Series 2002-C1, Class C1, 6.80%, 07/15/14	89
40	Series 2003-A1, Class A1, 3.30%, 07/15/10	39
1,000	Series 2003-C1, Class C1, FRN, 6.78%, 06/15/12	1,053

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

260	MBNA Master Credit Card Trust Series 2003-E, Class A, 7.80%, 10/15/12	283
	MBNA Master Credit Card Trust USA
65	Series 1999-B, Class C, 6.65%, 08/15/11 (e)	66
345	Series 1999-D, Class B, 6.50%, 11/15/08	345
167	Series 2000-D, Class A, FRN, 5.28%, 06/15/06	167
1,000	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	1,024
374	Onyx Acceptance Grantor Trust Series 2004-B, Class A3, 3.09%, 09/15/08	372
20	PNC Student Loan Trust I Series 1997-2, Class A7, 6.73%, 01/25/07	20
48	Residential Asset Mortgage Products, Inc. Series 2001-RS3, Class AI4, SUB, 6.79%, 06/25/06	48
	Residential Asset Securities Corp.
239	Series 2000-KS3, Class A16, 7.81%, 07/25/31	238
134	Series 2000-KS5, Class AII, FRN, 5.56%, 06/25/06	134
128	Series 2001-KS1, Class AI6, 6.35%, 03/25/32	128
109	Residential Funding Mortgage Securities II Series 2000-HI1, Class AI7, SUB, 8.29%, 02/25/25	109
49	SSB Auto Loan Trust Series 2002-1, Class A4, 2.89%, 02/15/09	49
60	Vanderbilt Mortgage Finance Series 1996-A, Class A5, 7.43%, 04/07/26	60
	WFS Financial Owner Trust
6,560	Series 2003-2, Class A4, 2.41%, 12/20/10	6,480
1,119	Series 2003-4, Class A4, 3.15%, 05/20/11	1,098

	Total Asset Backed Securities (Cost $37,192)	36,178

	Collateralized Mortgage Obligations — 11.0%
	Agency CMO — 10.0%
	Federal Home Loan Mortgage Corp.
58	Series 2, Class Z, 9.30%, 03/15/19	61
31	Series 12, Class A, 9.25%, 11/15/19	31
63	Series 16, Class D, 10.00%, 10/15/19	66
76	Series 17, Class I, 9.90%, 10/15/19	80
123	Series 23, Class F, 9.60%, 04/15/20	123
67	Series 26, Class F, 9.50%, 02/15/20	70
14	Series 81, Class A, 8.13%, 11/15/20	14
54	Series 85, Class C, 8.60%, 01/15/21	56
54	Series 99, Class Z, 9.50%, 01/15/21	57
8	Series 159, Class H, 4.50%, 09/15/21	8
15	Series 189, Class D, 6.50%, 10/15/21	15
-(h)	Series 1045, Class G, HB, 1,066.21%, 06/01/06	-(h)
13	Series 1053, Class G, 7.00%, 03/15/21	13
40	Series 1056, Class KZ, 6.50%, 03/15/21	39
17	Series 1074, Class H, 8.50%, 05/15/21	18
62	Series 1082, Class C, 9.00%, 05/15/21	62
25	Series 1087, Class I, 8.50%, 06/15/21	25
2	Series 1114, Class E, 8.00%, 07/15/06	2
78	Series 1125, Class Z, 8.25%, 08/15/21	78
73	Series 1142, Class IA, 7.00%, 10/15/21	73
11	Series 1169, Class G, 7.00%, 11/15/21	11
4	Series 1170, Class H, 7.50%, 11/15/06	4
52	Series 1173, Class E, 6.50%, 11/15/21	52
23	Series 1204, Class H, 7.50%, 02/15/07	23
60	Series 1211, Class L, 7.00%, 03/15/07	60
7	Series 1221, Class I, 7.00%, 03/15/07	7
382	Series 1314, Class L, 8.00%, 07/15/07	385
11	Series 1338, Class Q, PO, 08/15/07	11
127	Series 1343, Class LA, 8.00%, 08/15/22	128
38	Series 1386, Class E, IF, 6.56%, 06/15/06	38
65	Series 1389, Class PS, IF, 6.79%, 06/15/06	65
143	Series 1417, Class FA, FRN, 4.42%, 06/15/06	143
44	Series 1424, Class F, FRN, 4.17%, 06/15/06	43
486	Series 1445, Class L, 7.00%, 12/15/07	488
674	Series 1480, Class LZ, 7.50%, 03/15/23	687
27	Series 1515, Class SA, IF, 8.61%, 06/15/06	27

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

217	Series 1539, Class PL, 6.50%, 05/15/08	217
315	Series 1550, Class SC, IF, 6.25%, 06/15/06	314
216	Series 1565, Class G, 6.00%, 08/15/08	217
28	Series 1575, Class SA, IF, 4.13%, 06/15/06	27
38	Series 1580, Class P, 6.50%, 09/15/08	39
23	Series 1604, Class MB, IF, 8.32%, 06/15/06	23
413	Series 1606, Class H, 6.00%, 11/15/08	414
71	Series 1610, Class PM, 6.25%, 04/15/22	71
272	Series 1612, Class PH, 6.00%, 11/15/08	272
20	Series 1612, Class SD, IF, 8.75%, 06/15/06	21
12	Series 1625, Class SG, IF, 8.54%, 06/15/06	12
529	Series 1626, Class PT, 6.00%, 12/15/08	529
171	Series 1641, Class FA, FRN, 6.08%, 06/15/06	173
45	Series 1659, Class TZ, 6.75%, 01/15/09	46
145	Series 1673, Class H, 6.00%, 11/15/22	145
1,070	Series 1688, Class J, 6.00%, 12/15/13	1,071
33	Series 1693, Class H, 6.00%, 12/15/08	33
369	Series 1701, Class PH, 6.50%, 03/15/09	371
425	Series 1702, Class TJ, 7.00%, 04/15/13	434
450	Series 1754, Class Z, 8.50%, 09/15/24	471
971	Series 1779, Class Z, 8.50%, 04/15/25	970
23	Series 1807, Class G, 9.00%, 10/15/20	24
34	Series 1838, Class H, 6.50%, 04/15/11	34
379	Series 2534, Class HM, 4.50%, 10/15/16	370
1,000	Series 2617, Class UM, 4.00%, 05/15/15	959
753	Series 2650, Class VM, 4.50%, 12/15/21	727
139	Series 2668, Class AD, 4.00%, 01/15/15	135
812	Series 2685, Class MX, 4.00%, 07/15/16	780
1,800	Series 2762, Class LD, 5.00%, 10/15/27	1,758
328	Series 2763, Class TA, 4.00%, 03/15/11	317
6,259	Series 2765, Class CA, 4.00%, 07/15/17	5,967
1,726	Series 2780, Class YP, 7.50%, 08/15/18	1,804
1,000	Series 2786, Class PC, 4.50%, 10/15/16	964
942	Series 2807, Class NI, IO, 5.50%, 01/15/15	12
1,062	Series 2825, Class VP, 5.50%, 06/15/15	1,052
945	Series 2851, Class BD, 4.00%, 02/15/20	908
8,342	Series 2875, Class HA, 4.00%, 11/15/18	7,894
3,458	Series 2962, Class WJ, 5.50%, 06/15/24	3,454
3,225	Series 2993, Class MN, 5.00%, 06/15/23	3,171
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association
2,132	Series 31, Class Z, 8.00%, 04/25/24	2,256
423	Series 56, Class Z, 7.50%, 09/20/26	434
	Federal National Mortgage Association
95	Series 25, Class 1, IO, 6.00%, 02/01/13	94
612	Series 108, Class 1, PO, 03/25/20	523
8	Series 268, Class 2, IO, 9.00%, 02/01/23	2
23	Series B, Class 1, IO, 6.00%, 05/01/09	22
43	Series 1988-7, Class Z, 9.25%, 04/25/18	46
48	Series 1988-13, Class C, 9.30%, 05/25/18	51
41	Series 1988-15, Class A, 9.00%, 06/25/18	43
46	Series 1988-16, Class B, 9.50%, 06/25/18	50
31	Series 1989-2, Class D, 8.80%, 01/25/19	33
101	Series 1989-27, Class Y, 6.90%, 06/25/19	102
23	Series 1989-54, Class E, 8.40%, 08/25/19	25
25	Series 1989-66, Class J, 7.00%, 09/25/19	25
20	Series 1989-70, Class G, 8.00%, 10/25/19	21
401	Series 1989-72, Class E, 9.35%, 10/25/19	435
52	Series 1989-89, Class H, 9.00%, 11/25/19	56
24	Series 1989-96, Class H, 9.00%, 12/25/19	26
34	Series 1990-7, Class B, 8.50%, 01/25/20	36
28	Series 1990-12, Class G, 4.50%, 02/25/20	27
710	Series 1990-19, Class G, 9.75%, 02/25/20	766
96	Series 1990-58, Class J, 7.00%, 05/25/20	99
97	Series 1990-61, Class H, 7.00%, 06/25/20	99
48	Series 1990-106, Class J, 8.50%, 09/25/20	51
19	Series 1990-109, Class J, 7.00%, 09/25/20	19
64	Series 1990-111, Class Z, 8.75%, 09/25/20	66
27	Series 1990-117, Class E, 8.95%, 10/25/20	29

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

27	Series 1990-123, Class G, 7.00%, 10/25/20	28
28	Series 1990-132, Class Z, 7.00%, 11/25/20	28
1,057	Series 1990-137, Class X, 9.00%, 12/25/20	1,140
9	Series 1991-53, Class J, 7.00%, 05/25/21	10
2	Series 1991-72, Class G, 8.00%, 07/25/06	2
5	Series 1991-114, Class C, 8.50%, 09/25/06	5
112	Series 1991-130, Class C, 9.00%, 09/25/21	119
19	Series 1992-18, Class HC, 7.50%, 03/25/07	19
136	Series 1992-68, Class M, 8.00%, 05/25/07	136
521	Series 1992-81, Class ZB, 8.50%, 04/25/22	539
10	Series 1992-96, Class B, PO, 05/25/22	9
468	Series 1992-138, Class G, 7.50%, 08/25/22	471
594	Series 1993-68, Class PL, 7.00%, 05/25/08	597
339	Series 1993-71, Class PH, 6.50%, 05/25/08	339
326	Series 1993-78, Class H, 6.50%, 06/25/08	327
324	Series 1993-101, Class PJ, 7.00%, 06/25/08	326
2,058	Series 1993-129, Class H, 6.50%, 08/25/08	2,065
511	Series 1993-134, Class H, 6.50%, 08/25/08	512
23	Series 1993-140, Class H, 6.50%, 03/25/13	23
833	Series 1993-154, Class H, 6.00%, 08/25/08	833
19	Series 1993-165, Class SN, IF, 5.27%, 06/25/06	18
15	Series 1993-192, Class SC, IF, 7.30%, 06/25/06	16
28	Series 1993-196, Class FA, FRN, 4.52%, 06/25/06	28
500	Series 1993-220, Class PJ, 6.00%, 11/25/13	498
8	Series 1993-225, Class MC, PO, 11/25/23	8
14	Series 1993-231, Class SB, IF, 6.44%, 06/25/06	14
1	Series 1993-233, Class SC, IF, 6.21%, 06/25/06	1
153	Series 1993-235, Class G, PO, 09/25/23	123
1,422	Series 1994-7, Class PG, 6.50%, 01/25/09	1,428
65	Series 1994-12, Class C, 6.25%, 01/25/09	65
29	Series 1994-20, Class Z, 6.50%, 02/25/09	29
151	Series 1994-32, Class Z, 6.50%, 03/25/09	151
173	Series 1994-33, Class H, 6.00%, 03/25/09	173
909	Series 1994-62, Class PH, 6.90%, 11/25/23	918
1,654	Series 1995-13, Class D, 6.50%, 09/25/08	1,660
152	Series 1995-13, Class K, 6.50%, 10/25/08	152
19	Series 1995-23, Class OB, PO, 10/25/07	19
43	Series 1997-42, Class PB, 7.50%, 03/18/12	43
11	Series 1997-46, Class PN, 6.50%, 07/18/12	11
33	Series 1997-55, Class B, 7.00%, 02/18/27	34
4	Series 1997-67, Class GA, 4.00%, 02/25/09	4
162	Series 2001-7, Class PQ, 6.00%, 10/25/15	162
1,314	Series 2001-61, Class VA, 7.00%, 07/25/12	1,320
1,312	Series 2001-69, Class VA, 5.50%, 11/25/12	1,301
5,000	Series 2003-84, Class GC, 4.50%, 05/25/15	4,848
10,000	Series 2003-113, Class PC, 4.00%, 03/25/15	9,591
847	Series 2004-101, Class AR, 5.50%, 01/25/35	836
2,900	Series 2005-40, Class YA, 5.00%, 09/25/20	2,852
3,000	Series 2005-47, Class AN, 5.00%, 12/25/16	2,952
693	Series 2005-48, Class OM, 5.00%, 03/25/30	670
4,766	Series 2005-68, Class JK, 5.25%, 05/25/35	4,634
5,000	Series 2006-39, Class WB, 5.50%, 10/25/30	4,911
40	Series G-11, Class Z, 8.50%, 05/25/21	43
22	Series G-22, Class ZT, 8.00%, 12/25/16	23
52	Series G-41, Class PT, 7.50%, 10/25/21	53
77	Series G92-35, Class E, 7.50%, 07/25/22	80
38	Series G92-40, Class ZC, 7.00%, 07/25/22	39
394	Series G92-44, Class ZQ, 8.00%, 07/25/22	414
87	Series G92-54, Class ZQ, 7.50%, 09/25/22	91
12	Federal National Mortgage Association Whole Loan
	Series 1995-W3, Class A, 9.00%, 04/25/25	13
	Government National Mortgage Association
280	Series 1997-12, Class D, 7.50%, 09/20/27	288
1,785	Series 2002-71, Class VJ, 6.00%, 12/20/14	1,789
57	Vendee Mortgage Trust Series 1994-3C, Class 3, 9.78%, 03/15/21	60

		94,590

	Non-Agency CMO — 1.0%

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

540	ABN Amro Mortgage Corp. Series 2003-7, Class A3, 4.50%, 07/25/18	508
1,548	Bear Stearns Adjustable Rate Mortgage Trust Series 2003-7, Class 3A, VAR, 4.95%, 06/25/06	1,500
65	Citicorp Mortgage Securities, Inc. Series 1994-3, Class A4, 6.50%, 02/25/24	65
1,095	Countrywide Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/33	1,087
1,587	First Horizon Alternative Mortgage Securities Series 2005-FA7, Class 1A5, 5.50%, 10/25/35	1,571
	GMAC Mortgage Corp. Loan Trust
64	Series 2003-J1, Class A3, 5.25%, 03/25/18	62
754	Series 2003-J4, Class 2A1, 4.75%, 09/25/18	719
48	Impac CMB Trust Series 2003-3, Class M1, FRN, 6.36%, 06/25/06	48
31	Kidder Peabody Mortgage Assets Trust Series A, Class A1, 6.50%, 02/22/17	31
2,117	MASTR Asset Securitization Trust Series 2003-4, Class 2A2, 5.00%, 05/25/18	2,085
20	Merrill Lynch Trust Series 44, Class G, 9.00%, 08/20/20	20
	Paine Webber CMO Trust
5	Series J, Class 3, 8.80%, 05/01/18	5
28	Series L, Class 4, 8.95%, 07/01/18	29
1,000	Residential Accredit Loans, Inc. Series 2003-QR24, Class A7, 4.00%, 07/25/33	934
25	Salomon Brothers Mortgage Securities VII Series 2000-UP1, Class A2, 8.00%, 08/25/27	26
12	Structured Mortgage Asset Residential Trust Series 1993-2A, Class AE, 7.60%, 03/25/09	12
335	Washington Mutual, Inc. Series 2003-S3, Class 1A31, 5.25%, 06/25/33	332
257	Wells Fargo Mortgage Backed Securities Trust Series 2003-K, Class 1A2, FRN, 4.49%, 06/25/06	241

		9,275

	Total Collateralized Mortgage Obligations (Cost $104,973)	103,865

	Commercial Mortgage Backed Securities — 0.1%
800	Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A2, 3.70%, 02/13/46	772
261	Commercial Mortgage Acceptance Corp. Series 1998-C2, Class A2, 6.03%, 09/15/30	262

	Total Commercial Mortgage Backed Securities (Cost $1,073)	1,034

	Corporate Bonds — 25.2%
	Airlines — 0.1%
686	American Airlines, Inc. ARM, 5.56%, 09/23/07	688

	Automobiles — 0.5%
570	American Honda Finance Corp. 3.85%, 11/06/08 (e)	548
4,000	Daimler Chrysler NA Holding Corp. 4.05%, 06/04/08	3,877

		4,425

	Capital Markets — 3.9%
1,000	Bank of New York Co., Inc. (The) 5.20%, 07/01/07	997
	Bear Stearns Cos., Inc. (The)
2,975	4.00%, 01/31/08	2,906
610	6.75%, 12/15/07	621
600	7.00%, 03/01/07	606
551	Credit Suisse USA, Inc. 6.90%, 10/01/07	560
2,000	Deutsche Bank Financial, Inc. 6.70%, 12/13/06	2,013

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Goldman Sachs Group LP
2,100	7.20%, 03/01/07 (e)	2,126
120	7.20%, 11/01/06 (e)	121
	Goldman Sachs Group, Inc.
2,000	3.88%, 01/15/09	1,920
2,000	6.65%, 05/15/09	2,060
500	Series A, 6.50%, 02/25/09 (e)	511
	Lehman Brothers Holdings, Inc.
1,000	8.25%, 06/15/07	1,027
941	8.50%, 05/01/07	964
	Lehman Brothers, Inc.
1,000	6.63%, 02/15/08	1,016
4,920	7.38%, 01/15/07	4,971
1,267	7.63%, 06/01/06	1,267
	Merrill Lynch & Co., Inc.
5,000	5.36%, 02/01/07	4,992
2,058	Class B, 8.00%, 06/01/07	2,099
3,850	Morgan Stanley
	5.80%, 04/01/07	3,861
	Morgan Stanley Group, Inc.
515	6.88%, 03/01/07	521
1,500	8.33%, 01/15/07	1,526

		36,685

	Commercial Banks — 5.1%
	BankAmerica Corp.
685	6.63%, 08/01/07	693
362	6.63%, 10/15/07	367
1,790	7.13%, 03/01/09	1,858
388	7.13%, 10/15/11	414
103	Bankers Trust Corp. Series A, 6.70%, 10/01/07	105
1,050	Bayerische Landesbank/New York Series YDPN, 5.88%, 12/01/08	1,058
500	BB&T Corp. 7.25%, 06/15/07	508
	FleetBoston Financial Corp.
400	4.20%, 11/30/07	393
470	6.50%, 03/15/08	478
250	8.63%, 01/15/07	255
700	HBOS plc (United Kingdom)
	3.13%, 01/12/07 (e)	690
660	HSBC USA, Inc.
	7.00%, 11/01/06	664
1,500	International Bank
	5.05%, 05/29/08	1,488
	KEY Bank N.A.
1,500	7.13%, 08/15/06	1,504
	KEY Bank USA N.A.
1,465	7.55%, 09/15/06	1,473
2,000	Series I, 7.13%, 08/15/06	2,006
	Keycorp
1,000	7.50%, 06/15/06	1,001
3,850	Series G, 3.05%, 11/22/06	3,805
5,000	M&I Marshall & Ilsley Bank 3.80%, 02/08/08	4,862
1,380	Marshall & Ilsley Corp. Series E, 5.75%, 09/01/06	1,381
540	National City Bank of Indiana 2.38%, 08/15/06	537
460	PNC Funding Corp. 6.88%, 07/15/07	466
2,800	Royal Bank of Canada (Canada) 3.88%, 05/04/09	2,683
750	Sovran Financial Corp. 9.25%, 06/15/06	751
	Suntrust Bank
520	2.50%, 11/01/06	514
2,250	7.25%, 09/15/06	2,260

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	US Bank N.A.
3,000	3.70%, 08/01/07	2,937
	Wachovia Corp.
500	6.00%, 10/30/08	506
4,766	7.50%, 07/15/06	4,777
	Wells Fargo & Co.
2,735	3.12%, 08/15/08	2,606
3,921	7.13%, 08/15/06	3,933
2,000	Series G, 6.88%, 08/08/06	2,004

		48,977

	Computers & Peripherals — 0.8%
7,609	International Business Machines Corp. 3.80%, 02/01/08	7,417

	Consumer Finance — 2.5%
1,000	AIG SunAmerica Global Financing VII 5.85%, 08/01/08 (e)	1,006
	American General Finance Corp.
120	Series H, 3.00%, 11/15/06	119
500	Series H, 4.50%, 11/15/07	493
	Beneficial Corp.
1,500	6.47%, 11/17/08	1,528
1,000	Series H, 6.94%, 12/15/06	1,006
500	Series H, 7.00%, 02/12/07	503
2,000	General Motors Acceptance Corp. 6.13%, 01/22/08	1,937
	HSBC Finance Corp.
506	6.88%, 03/01/07	510
1,000	7.20%, 07/15/06	1,002
600	7.88%, 03/01/07	610
	John Deere Capital Corp.
3,500	3.88%, 03/07/07	3,461
1,800	Series D, 3.63%, 05/25/07	1,768
450	Series D, 5.50%, 09/01/06	450
	Pitney Bowes Credit Corp.
2,100	5.75%, 08/15/08	2,109
5,352	8.63%, 02/15/08	5,613
	SLM Corp.
1,000	4.00%, 01/15/10	947
1,300	Series A, 3.50%, 09/30/06	1,292

		24,354

	Diversified Financial Services — 5.3%
340	Associates Corp. of North America 8.55%, 07/15/09	368
	Caterpillar Financial Services Corp.
4,000	3.80%, 02/08/08	3,896
1,300	4.50%, 09/01/08	1,271
	Citicorp
2,365	7.75%, 06/15/06	2,367
441	Series C, 6.75%, 10/15/07	448
545	Series C, 7.00%, 07/01/07	553
710	Citigroup, Inc. 8.63%, 02/01/07	724
1,115	Credit Suisse USA, Inc. 4.70%, 06/01/09	1,088
	General Electric Capital Corp.
950	8.30%, 09/20/09	1,027
2,000	8.63%, 06/15/08	2,116
2,562	8.75%, 05/21/07	2,640
2,217	8.85%, 03/01/07	2,270
2,800	Series A, 3.50%, 05/01/08	2,702
2,000	Series A, 4.25%, 01/15/08	1,964
2,000	Series A, 5.00%, 02/15/07	1,996
3,000	Series A, 5.00%, 06/15/07	2,989
3,300	Series A, 8.70%, 03/01/07	3,376
4,150	Series A, SUB, 8.13%, 04/01/08	4,334
1,400	International Lease Finance Corp. 4.50%, 05/01/08	1,373
	John Hancock Global Funding II

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	3.50%, 01/30/09 (e)	951
168	5.63%, 06/27/06 (e)	168
1,000	MBIA Global Funding LLC 2.88%, 11/30/06 (e)	987
	National Rural Utilities Cooperative Finance Corp.
465	3.25%, 10/01/07	452
1,000	7.30%, 09/15/06	1,005
	Pricoa Global Funding I
1,510	3.90%, 12/15/08 (e)	1,449
3,000	4.35%, 06/15/08 (e)	2,926
	USAA Capital Corp.
500	4.00%, 12/10/07 (e)	489
600	6.58%, 10/01/07 (e)	607
175	Series B, 4.64%, 12/15/09 (e)	172
635	Series B, 5.59%, 12/20/06 (e)	636
985	Series B, 7.05%, 11/08/06 (e)	992
	Wells Fargo Financial, Inc.
1,900	6.85%, 07/15/09	1,961
242	7.20%, 05/01/07	245

		50,542

	Diversified Telecommunication Services — 0.6%
2,870	GTE Corp. Series PA-892, Rev., 6.46%, 04/15/08	2,901
1,500	SBC Communications Capital Corp. Series D, 6.79%, 07/13/07	1,514
500	Southwestern Bell Telephone Series C, 5.95%, 10/15/07	501
500	Sprint Capital Corp. 6.00%, 01/15/07	501

		5,417

	Electric Utilities — 0.3%
500	Constellation Energy Group, Inc. 6.13%, 09/01/09	507
3,000	Duke Energy Corp. 4.20%, 10/01/08	2,906

		3,413

	Food & Staples Retailing — 0.0% (g)
	Kroger Co. (The)
250	7.63%, 09/15/06	251
225	8.15%, 07/15/06	226

		477

	Food Products — 0.2%
1,500	General Mills, Inc. Series B, 8.13%, 11/20/06	1,516

	Insurance — 3.6%
10,000	AIG SunAmerica Global Financing IX 5.10%, 01/17/07 (e)	9,982
1,050	Allstate Corp. (The) 2.50%, 06/20/08 (e)	990
	ASIF Global Financing
1,185	2.50%, 01/30/07 (e)	1,163
900	3.90%, 10/22/08 (e)	867
1,000	Jackson National Life Global Funding 3.50%, 01/22/09 (e)	945
	MassMutual Global Funding II
1,600	2.55%, 07/15/08 (e)	1,506
3,765	3.25%, 06/15/07 (e)	3,678
1,000	5.08%, 03/05/07 (e)	995
500	Metropolitan Life Global Funding I 2.60%, 06/19/08 (e)	471
	Monumental Global Funding II
125	3.45%, 11/30/07 (e)	121
1,000	3.85%, 03/03/08 (e)	971
1,000	Monumental Global Funding III 5.20%, 01/30/07 (e)	999
4,000	New York Life Global Funding 3.88%, 01/15/09 (e)	3,838

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,085	Pacific Life Global Funding 3.75%, 01/15/09 (e)	1,044
1,000	Principal Life Global Funding I 5.13%, 06/28/07 (e)	996
2,000	Protective Life US Funding Trust 5.88%, 08/15/06 (e)	2,002
	TIAA Global Markets, Inc.
450	4.13%, 11/15/07 (e)	441
3,330	5.00%, 03/01/07 (e)	3,315
400	Travelers Property Casualty Corp. 6.75%, 11/15/06	401

		34,725

	Media — 0.0% (g)
350	Time Warner Cos., Inc. 8.11%, 08/15/06	352

	Oil, Gas & Consumable Fuels — 0.3%
1,500	Occidental Petroleum Corp. 4.00%, 11/30/07	1,468
1,000	Union Texas Petroleum Holdings, Inc. 8.50%, 04/15/07	1,026

		2,494

	Paper & Forest Products — 0.3%
690	International Paper Co. 4.25%, 01/15/09	664
	Willamette Industries, Inc.
750	Series C, 6.45%, 06/18/09	763
1,000	Series C, 6.45%, 07/14/09	1,017

		2,444

	Road & Rail — 0.4%
1,440	Burlington Northern Santa Fe Corp. 6.13%, 03/15/09	1,460
2,000	Union Pacific Corp. 6.79%, 11/09/07	2,034

		3,494

	Thrifts & Mortgage Finance — 1.3%
	Countrywide Home Loans, Inc.
1,750	5.63%, 05/15/07	1,752
1,788	Series E, 6.94%, 07/16/07	1,811
120	Series E, 7.20%, 10/30/06	121
2,889	Series K, 5.50%, 02/01/07	2,889
443	Golden State Bancorp, Inc. 10.00%, 10/01/06	449
	Washington Mutual, Inc.
1,820	4.20%, 01/15/10	1,736
3,400	5.63%, 01/15/07	3,402

		12,160

	Total Corporate Bonds (Cost $243,452)	239,580

	Mortgage Pass-Through Securities — 5.9%
	Federal Home Loan Mortgage Corp. Gold Pools
5,394	4.00%, 07/01/18-09/01/18	4,994
1,863	4.50%, 04/01/16	1,767
30	5.50%, 09/01/06-01/01/09	29
250	6.00%, 07/01/08-01/01/19	250
184	6.25%, 07/01/09	184
1,266	6.50%, 10/01/08-05/01/21	1,285
1,550	7.00%, 03/01/07-03/01/15	1,584
1,625	7.50%, 12/01/06-07/01/18	1,681
644	8.00%, 10/01/06-04/01/17	666
218	8.50%, 02/01/08-11/01/15	220
	Federal Home Loan Mortgage Corp. Conventional Pools
178	ARM, 4.56%, 06/15/06	176
27	ARM, 5.32%, 06/15/06	28
289	ARM, 5.99%, 06/15/06	295
386	ARM, 6.02%, 06/15/06	392
28	ARM, 6.48%, 06/15/06	28
854	ARM, 4.67%, 06/15/06	837

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

203	5.50%, 11/01/12	202
1,455	6.00%, 07/01/32	1,447
4	7.50%, 05/01/08	4
1,731	8.00%, 06/01/07-05/01/19	1,748
119	8.25%, 08/01/06-08/01/17	121
137	8.50%, 12/01/07-11/01/19	140
363	8.75%, 05/01/09-05/01/11	367
41	9.00%, 09/01/09-11/01/09	43
	Federal National Mortgage Association Various Pools
74	ARM, 4.40%, 06/25/06	73
56	ARM, 4.50%, 06/25/06	57
53	ARM, 4.86%, 06/25/06	53
24	ARM, 5.27%, 06/25/06	24
173	ARM, 5.62%, 06/25/06	174
6	ARM, 5.83%, 06/25/06	6
26	ARM, 5.84%, 06/25/06	26
14	ARM, 6.47%, 06/25/06	14
162	ARM, 6.68%, 06/25/06	164
14,064	4.00%, 07/01/13-01/01/19	13,089
5,484	4.50%, 11/01/14-07/01/18	5,239
94	ARM, 4.85%, 06/25/06	94
2,430	ARM, 4.89%, 06/25/06	2,381
166	5.00%, 12/01/13	161
1,962	5.50%, 10/01/08-08/01/34	1,918
1,278	6.00%, 01/01/09-07/01/19	1,281
4,251	6.50%, 02/01/08-03/01/26	4,297
818	7.00%, 11/01/07-08/01/21	835
1,457	7.50%, 01/01/07-06/01/16	1,485
1,010	8.00%, 10/01/06-12/01/30	1,051
520	8.50%, 01/01/10-03/01/27	540
408	9.00%, 02/01/10-02/01/31	443
100	9.50%, 12/01/09-07/01/28	109
27	10.00%, 02/01/24	30
	Federal National Mortgage Association Pool TBA
397	6.50%, 04/01/18	403
	Government National Mortgage Association Various Pools
211	ARM, 4.37%, 06/20/06	211
57	ARM, 4.75%, 06/20/06	57
26	ARM, 5.00%, 06/20/06	26
362	ARM, 5.12%, 06/20/06	363
15	ARM, 5.25%, 06/20/06	15
196	ARM, 5.37%, 06/20/06	197
305	ARM, 4.75%, 06/20/06	305
141	6.00%, 04/15/14-11/20/14	143
469	6.50%, 07/15/08-07/15/09	472
38	7.00%, 03/15/07-01/15/09	39
57	7.50%, 09/20/28	59
253	8.00%, 07/15/06-06/15/28	267
186	8.50%, 03/20/25-04/20/25	201
256	9.00%, 09/15/06-10/15/26	264
1,206	9.50%, 07/15/20-12/15/25	1,326
112	12.00%, 11/15/19	125

	Total Mortgage Pass-Through Securities (Cost $56,734)	56,505

	U.S. Government Agency Mortgages — 21.0%
	Federal Farm Credit Bank
500	2.74%, 02/02/07	491
500	3.01%, 08/06/07	487
	Federal Home Loan Bank System
4,000	2.35%, 01/16/07	3,926
300	2.35%, 03/30/07	293
500	2.38%, 12/26/06	492
500	2.49%, 04/13/07	488
300	2.70%, 07/07/08	285
1,000	2.75%, 06/04/07	975
3,000	2.87%, 07/02/08	2,856
2,000	2.88%, 02/15/07	1,966

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

14,000	2.88%, 09/15/06	13,907
4,000	3.00%, 01/08/08	3,858
800	3.00%, 06/18/08	764
500	3.00%, 07/09/08	477
500	3.00%, 07/14/08	477
635	3.00%, 10/30/07	615
750	3.00%, 12/17/08	709
500	3.01%, 01/18/08	482
1,090	3.01%, 06/25/07	1,064
1,750	3.02%, 04/22/08	1,678
500	3.03%, 06/30/08	478
555	3.05%, 06/12/08	531
500	3.10%, 05/21/07	489
600	3.13%, 02/07/07	591
2,000	3.13%, 06/29/07	1,954
415	3.13%, 12/30/08	393
550	3.17%, 09/25/07	535
500	3.25%, 01/09/09	475
500	3.25%, 06/12/08	480
650	3.25%, 12/18/08	618
840	3.30%, 03/04/08	812
500	3.31%, 01/23/09	475
450	3.31%, 04/14/09	426
875	3.32%, 12/18/07	849
1,800	3.33%, 06/10/08	1,732
500	3.33%, 12/19/08	476
1,210	3.35%, 12/26/08	1,153
510	3.35%, 12/26/08	486
735	3.38%, 07/30/08	706
500	3.38%, 10/22/07	487
600	3.45%, 12/05/08	574
440	3.50%, 05/20/08	425
5,000	3.50%, 08/15/06	4,982
450	3.55%, 11/07/07	439
500	3.56%, 01/30/09	478
350	3.63%, 04/15/09	334
500	3.63%, 04/22/09	477
735	3.63%, 08/13/08	709
1,470	3.63%, 08/13/08	1,419
100	6.03%, 01/30/08	101
835	6.67%, 06/23/06	836
	Federal Home Loan Mortgage Corp.
6,000	2.88%, 05/15/07	5,863
1,285	3.00%, 11/28/08	1,215
500	3.00%, 07/08/08	477
4,000	3.00%, 01/22/08	3,854
1,700	3.00%, 09/18/07	1,650
700	3.00%, 04/30/07	685
255	3.05%, 01/02/07	252
420	3.05%, 09/10/07	408
575	3.15%, 06/04/08	552
989	3.50%, 08/27/08	951
1,950	3.50%, 03/25/09	1,857
240	SUB, 3.50%, 04/28/09	228
1,000	3.50%, 09/27/07	977
1,704	4.35%, 11/21/06	1,696
17,000	5.50%, 07/15/06	17,004
750	SUB, 3.13%, 02/09/07	737
	Federal National Mortgage Association
180	2.28%, 01/16/07	177
20,000	2.38%, 02/15/07	19,590
600	2.65%, 06/30/08	569
500	2.65%, 07/16/07	485
10,000	3.00%, 06/04/08	9,563
1,000	3.00%, 06/11/08	956
2,860	3.00%, 06/12/08	2,716
63,000	3.13%, 07/15/06	62,840
1,250	3.15%, 05/27/09	1,176

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

500	3.50%, 07/24/08	482
1,000	6.92%, 03/19/07	1,012

	Total U.S. Government Agency Securities (Cost $200,718)	199,182

	U.S. Treasury Obligations — 30.1%
	U.S. Treasury Inflation Indexed Bonds
1,237	3.63%, 01/15/08	1,268
3,655	3.88%, 01/15/09	3,818
1,009	4.25%, 01/15/10	1,082
	U.S. Treasury Notes
5,000	2.63%, 05/15/08	4,777
5,000	2.75%, 08/15/07	4,865
6,000	3.00%, 02/15/08	5,801
17,000	3.13%, 05/15/07	16,686
9,000	3.13%, 09/15/08	8,632
4,000	3.13%, 10/15/08	3,831
4,000	3.13%, 04/15/09	3,799
5,000	3.38%, 02/15/08	4,865
5,000	3.50%, 05/31/07	4,923
23,000	3.63%, 04/30/07	22,696
37,000	3.88%, 05/15/09	35,838
10,000	4.00%, 08/31/07	9,871
15,000	4.25%, 10/31/07	14,837
10,000	4.38%, 12/31/07	9,897
20,000	4.63%, 02/29/08	19,857
5,000	6.13%, 08/15/07	5,060
30,000	3.25%, 08/15/08 (m)	28,894
53,000	4.38%, 05/15/07 (m)	52,644
22,000	5.63%, 05/15/08 (m)	22,238

	Total U.S. Treasury Obligations (Cost $290,981)	286,179

	Foreign Government Securities — 0.1%
544	International Bank for Reconstruction & Development Zero Coupon, 08/15/08	482
400	Province of Quebec Canada (Canada) 7.00%, 01/30/07	404

	(Cost $904)	886

	Total Long-Term Investments (Cost $936,027)	923,409

	Short-Term Investments — 0.8%
	Discount Notes — 0.1%
	Federal Farm Credit Bank Discount Notes
300	3.05%, 07/07/08	287
400	3.63%, 12/24/07	390

		677

	Investment Company — 0.7%
7,184	JPMorgan U.S. Government Money Market Fund (b)	7,184

	Total Short-Term Investments (Cost $7,863)	7,861

	Investments of Cash Collateral for Securities Loaned — 18.5%
	Asset Backed Securities — 1.2%
4,257	Countrywide Home Loans, Inc. FRN, 5.19%, 12/28/07	4,257
4,643	GSAA, Series 2006-3, Class A1 FRN, 5.16%, 02/22/08	4,642
2,571	MABS, Series 2006-NC1, Class A1 FRN, 5.16%, 02/25/08	2,571

		11,470

	Certificates of Deposit — 2.4%
9,996	Bank of New York FRN, 5.19%, 05/02/08	9,996
5,000	Canadian Imperial Bank of Commerce, N.Y. 5.16%, 07/02/07	5,000

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

8,000	Credit Suisse First Boston, N.Y. FRN, 5.08%, 10/17/06	8,000

		22,996

	Corporate Notes — 10.1%
13,000	Allstate Life Global II 5.03%, 07/02/07	13,000
10,000	Bank of America FRN, 5.06%, 11/07/06	10,000
8,000	Beta Finance, Inc. FRN, 5.12%, 01/15/08	8,000
8,000	Citigroup Global Markets, Inc. FRN, 5.13%, 06/07/06	8,000
8,000	Dorada Finance, Inc. FRN, 5.12%, 01/14/08	8,000
11,000	Goldman Sachs Group, Inc. FRN, 5.17%, 05/31/07	11,000
13,000	Lehman Brothers Holdings, Inc. FRN, 5.21%, 08/31/06	13,000
5,000	Links Finance LLC FRN, 5.11%, 10/06/06	5,000
10,000	U.S. Bank N.A. FRN, 5.13%, 07/28/06	10,000
10,000	World Savings Bank FSB FRN, 4.91%, 09/15/06	10,000

		96,000

	Funding Agreement — 1.1%
10,000	Beneficial Life Insurance Co. 5.21%, 08/31/06	10,000

	Repurchase Agreements — 3.7%
14,942	Bank of America Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $14,944, collateralized by U.S. Government Agency Mortgages.	14,942
20,000	UBS Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $20,003, collateralized by U.S. Government Agency Mortgages.	20,000

		34,942

	Total Investments of Cash Collateral for Securities Loaned (Cost $175,408)	175,408

	Total Investments — 116.5% (Cost $1,119,298)	1,106,678
	Other Liabilities in Excess of Assets — (16.5)%	(156,696)

	Net Assets (100%)	$949,982

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors, Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.
HB	High Coupon Bonds

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

IF	Inverse Floaters
IO	Interest Only
PO	Principal Only
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.
TBA	To Be Announced
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

HB High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlyingpool of mortgage instruments. As a result, interest income may be reduced considerably.

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans.The market value of these securities is extremely volatile in response to changes in market interest rates. Asprepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Aggregate gross unrealized appreciation	$1,098
Aggregate gross unrealized depreciation	(13,178)

Net unrealized appreciation/depreciation	$(12,620)

Federal income tax cost of investments	$1,119,298

JPMorgan Ultra Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 80.0%
	Asset Backed Securities — 14.4%
	ACE Securities Corp.
11,710	Series 2001-HE1, Class M1, FRN, 6.58%, 06/20/06	11,716
4,303	Series 2002-HE3, Class M1, FRN, 6.28%, 06/25/06	4,336
465	Advanta Mortgage Loan Trust, Series 1999-4, Class A, FRN, 5.46%, 06/25/06	466
325	Aegis Asset-Backed Securities Trust, Series 2004-1, Class A, FRN, 5.43%, 06/25/06	325
454	American Business Financial Services, Series 1998-4, Class A2, FRN, 6.98%, 06/25/06 (m)	454
797	American Residential Home Equity Loan Trust, Series 1998-1, Class M1, FRN, 5.76%, 06/25/06	797
2,906	AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A4, 3.40%, 04/13/09	2,889
	Amortizing Residential Collateral Trust
127	Series 2002-BC4, Class A, FRN, 5.37%, 06/25/06	127
10,000	Series 2002-BC6, Class M1, FRN, 5.83%, 06/25/06	10,054
8,640	Series 2002-BC9, Class M1, FRN, 6.18%, 06/25/06	8,663
	Amresco Residential Securities Mortgage Loan Trust
544	Series 1997-1, Class M1A, FRN, 5.59%, 06/25/06	544
1,373	Series 1997-2, Class M1A, FRN, 5.64%, 06/25/06	1,374
5,057	Series 1998-1, Class M1A, FRN, 5.73%, 06/25/06	5,086
3,611	Series 1998-3, Class M1A, FRN, 5.71%, 06/25/06	3,612
5,000	Asset Backed Securities Corp Home Equity, Series 2003-HE7, Class M2, FRN, 6.83%, 06/15/06	5,129
5,655	Bayview Financial Acquisition Trust, Series 2003-F, Class A, FRN, 5.59%, 06/29/06	5,662
	Bear Stearns Asset Backed Securities, Inc.
6,337	Series 2003-SD1, Class A, FRN, 5.53%, 06/25/06	6,371
5,558	Series 2005-1, Class A, FRN, 5.43%, 06/25/06	5,566
	Capital One Master Trust
2,000	Series 2001-1, Class C, FRN, 6.25%, 06/15/06 (e)	2,027
5,000	Series 2002-4A, Class C, FRN, 6.63%, 06/15/06 (e)	5,060
1,430	Centex Home Equity, Series 2002-A, Class MV1, FRN, 5.93%, 06/25/06	1,430
818	Chase Funding Loan Acquisition Trust, Series 2001-AD1, Class 2M1, FRN, 5.93%, 06/25/06	819
8,000	Citibank Credit Card Issuance Trust, Series 2002-C1, Class C1, FRN, 6.15%, 08/07/06	8,042
535	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 04/15/09	538
	Countrywide Asset-Backed Certificates
777	Series 2002-1, Class A, FRN, 5.64%, 06/25/06	778
5,000	Series 2002-3, Class M1, FRN, 5.83%, 06/25/06	5,003
708	Series 2002-BC1, Class A, FRN, 5.74%, 06/25/06	708
992	Series 2002-BC2, Class A, FRN, 5.62%, 06/25/06	992
85	Series 2003-BC2, Class 2A1, FRN, 5.38%, 06/25/06	85
10,000	Series 2003-BC5, Class M1, FRN, 5.78%, 06/25/06	10,068
	Countrywide Home Equity Loan Trust
11,502	Series 2004-A, Class A, FRN, 5.30%, 06/15/06	11,511
6,939	Series 2005-E, Class 2A, FRN, 5.30%, 06/15/06	6,941
26,448	Series 2005-M, Class A1, FRN, 5.32%, 06/15/06	26,447
	Credit-Based Asset Servicing and Securitization
48	Series 2003-CB4, Class AV1, FRN, 5.45%, 06/25/06	48
3,000	Series 2004-CB2, Class M1, FRN, 5.60%, 06/25/06	3,011
	Crown CLO
1,888	Series 2002-1A, Class A2, FRN, 5.64%, 07/22/06 (e)	1,889
5,000	Series 2002-1A, Class C, FRN, 7.09%, 06/22/06 (e)	5,012
	First Franklin Mortgage Loan Asset Backed Certificates
1,998	Series 2002-FF1, Class M1, FRN, 6.13%, 06/25/06	1,999
6,030	Series 2002-FF4, Class M1, FRN, 6.13%, 06/25/06	6,036
	Fleet Commercial Loan Master LLC
4,500	Series 2002-1A, Class A2, FRN, 5.52%, 08/18/06 (e)	4,510
5,000	Series 2003-1A, Class A2, FRN, 5.52%, 08/16/06 (e)	5,014
8,000	GMAC Mortgage Corp. Loan Trust Series 2002-HE, Class A3, FRN, 5.36%, 06/25/06	8,024
4,177	Greenpoint Mortgage Funding Trust Series 2005-HE3, Class A, FRN, 5.26%, 06/15/06	4,179
4,689	Household Automotive Trust, Series 2002-2, Class A4, FRN, 5.38%, 06/17/06	4,690
1,955	Irwin Home Equity, Series 2004-1, Class 1A1, FRN, 5.40%, 06/25/06	1,957
569	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.00%, 05/25/28	567
5,000	MBNA Credit Card Master Note Trust, Series 2003-C2, Class C2, FRN, 6.68%, 06/15/06	5,114
5,219	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, FRN, 5.88%, 06/25/06	5,264
2,500	National City Credit Card Master Trust, Series 2002-1, Class B, FRN, 5.58%, 06/15/06	2,505
2,125	New Century Home Equity Loan Trust, Series 2003-5, Class AII, FRN, 5.48%, 06/25/06	2,132

JPMorgan Ultra Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,000	Nomura Home Equity Loan, Inc., Series 2005-FM1, Class 2A3, FRN, 5.46%, 06/26/06	7,027
4,484	Option One Mortgage Loan Trust, Series 2002-4, Class M1, FRN, 5.68%, 06/25/06	4,486
4	PNC Student Loan Trust I, Series 1997-2, Class A7, 6.73%, 01/25/07	4
	Residential Asset Mortgage Products, Inc.
3,221	Series 2003-RS2, Class AII, FRN, 5.42%, 06/25/06	3,226
10,000	Series 2004-RS1, Class MII1, FRN, 5.76%, 06/25/06	10,001
306	Residential Asset Securities Corp., Series 2003-KS10, Class AIIB, FRN, 5.39%, 06/26/06	306
	Residential Funding Mortgage Securities II
5,258	Series 2001-HI2, Class AI7, SUB, 6.94%, 04/25/26	5,250
4,351	Series 2001-HI4, Class A7, SUB, 6.74%, 10/25/26	4,366
1,638	Series 2003-HS1, Class AII, FRN, 5.37%, 06/25/06	1,639
1,000	SLM Student Loan Trust, Series 1998-1, Class CTFS, FRN, 5.81%, 06/03/06	1,009
234	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, FRN, 5.43%, 06/25/06	234
349	Structured Asset Securities Corp., Series 2002-HF1, Class A, FRN, 5.37%, 06/25/06	351
1,730	Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A, FRN, 5.45%, 06/25/06	1,734

	Total Asset Backed Securities (Cost $254,618)	255,204

	Collateralized Mortgage Obligations — 47.1%
	Agency CMO — 21.5%
	Federal Home Loan Mortgage Corp.
136	Series 1071, Class F, FRN, 6.08%, 06/15/06	136
127	Series 1343, Class LA, 8.00%, 08/15/22	128
123	Series 1370, Class JA, FRN, 6.28%, 06/15/06	124
110	Series 1379, Class W, FRN, 5.00%, 06/15/06	108
234	Series 1449, Class HA, 7.50%, 12/15/07	234
18	Series 1508, Class KA, FRN, 4.22%, 06/15/06	18
204	Series 1575, Class F, FRN, 6.12%, 06/15/06	205
124	Series 1600, Class FB, FRN, 4.32%, 06/15/06	123
596	Series 1604, Class MB, IF, 8.32%, 06/15/06	607
124	Series 1607, Class SA, IF, 11.87%, 06/15/06	133
1,026	Series 1625, Class SC, IF, 8.54%, 06/15/06	1,045
3,557	Series 1650, Class K, 6.50%, 01/15/24	3,619
1,711	Series 1689, Class M, PO, 03/15/24	1,375
758	Series 1771, Class PK, 8.00%, 02/15/25	771
1,355	Series 1974, Class ZA, 7.00%, 07/15/27	1,393
237	Series 1981, Class Z, 6.00%, 05/15/27	236
46	Series 2006, Class I, IO, 8.00%, 10/15/12	6
960	Series 2033, Class PR, PO, 03/15/24	758
1,066	Series 2057, Class PE, 6.75%, 05/15/28	1,082
21	Series 2193, Class PS, IF, IO, 8.00%, 06/15/06	1
209	Series 2261, Class ZY, 7.50%, 10/15/30	211
142	Series 2289, Class NA, VAR, 11.96%, 06/15/06	157
544	Series 2338, Class FN, FRN, 5.58%, 06/15/06	546
962	Series 2345, Class PQ, 6.50%, 08/15/16	980
297	Series 2366, Class VG, 6.00%, 06/15/11	298
93	Series 2391, Class QT, 5.50%, 05/15/15	93
952	Series 2416, Class SA, IF, 5.81%, 06/15/06	889
599	Series 2416, Class SH, IF, 5.84%, 06/17/06	573
272	Series 2477, Class FZ, FRN, 5.63%, 06/15/06	276
3,645	Series 2485, Class CB, 4.00%, 08/15/07	3,594
1,084	Series 2517, Class FE, FRN, 5.58%, 06/15/06	1,088
26,343	Series 2594, Class OF, FRN, 5.53%, 06/15/06 (m)	25,992
13,800	Series 2628, Class IP, IO, 4.50%, 10/15/16	1,776
11,842	Series 2649, Class FK, FRN, 5.63%, 06/15/06	11,483
5,000	Series 2661, Class FG, FRN, 5.53%, 06/15/06	5,052
8,102	Series 2666, Class OI, IO, 5.50%, 12/15/18	739
16,878	Series 2750, Class FG, FRN, 5.48%, 06/15/06	17,043
2,370	Series 2773, Class TB, 4.00%, 04/15/19	2,061
4,901	Series 2927, Class GA, 5.50%, 10/15/34	4,833
5,000	Series 2929, Class PC, 5.00%, 01/15/28	4,851
4,879	Series 3085, Class VS, IF, 8.40%, 06/15/06	4,960
5,000	Series 3114, Class KB, 5.00%, 09/15/27	4,813
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
317	Series T-51, Class 1A, PO, 09/25/42	260
5,692	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	5,747
2,259	Series T-54, Class 2A, 6.50%, 02/25/43	2,282
5,030	Series T-54, Class 4A, FRN, 5.30%, 06/25/06	5,059
3,924	Federal Home Loan Mortgage Corp.-Government National Mortgage Association Series 1, Class S, IF, IO, 3.84%, 06/25/06	22
	Federal National Mortgage Association
15,589	Series 343, Class 27, IO, 4.50%, 09/01/18	2,436
9,683	Series 343, Class 23, IO, 4.00%, 10/01/18	1,429
143	Series 1988-15, Class B, FRN, 5.64%, 06/25/06	144
12	Series 1989-77, Class J, 8.75%, 11/25/19	13
4	Series 1989-89, Class H, 9.00%, 11/25/19	4
334	Series 1990-64, Class Z, 10.00%, 06/25/20	367
898	Series 1990-145, Class A, FRN, 4.79%, 06/25/06 (m)	895
453	Series 1991-142, Class PL, 8.00%, 10/25/21	475
117	Series 1991-150, Class G, 8.00%, 11/25/06	117
571	Series 1991-156, Class F, FRN, 6.39%, 06/25/06	581
1	Series 1992-91, Class SQ, HB, IF, 4,415.64%, 06/25/06	138

JPMorgan Ultra Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,252	Series 1992-112, Class GB, 7.00%, 07/25/22	1,285
17	Series 1992-154, Class SA, IF, IO, 5.40%, 06/25/06	3
626	Series 1992-179, Class FB, FRN, 6.59%, 06/25/06	630
108	Series 1992-187, Class FA, FRN, 4.42%, 06/25/06	107
185	Series 1992-190, Class F, FRN, 6.32%, 06/25/06	185
547	Series 1993-27, Class S, IF, 2.11%, 06/25/06	467
38	Series 1993-93, Class FC, FRN, 4.47%, 06/25/06	38
1,047	Series 1993-110, Class H, 6.50%, 05/25/23	1,063
135	Series 1993-119, Class H, 6.50%, 07/25/23	137
1,046	Series 1993-146, Class E, PO, 05/25/23	836
455	Series 1993-165, Class FH, FRN, 6.24%, 06/25/06	470
490	Series 1993-186, Class F, FRN, 4.42%, 06/25/06	484
110	Series 1993-197, Class SC, IF, 8.30%, 06/25/06	113
11	Series 1993-225, Class VO, IF, 8.16%, 06/25/06	11
1,835	Series 1994-30, Class JA, 5.00%, 07/25/23	1,819
2,272	Series 1994-62, Class PH, 6.90%, 11/25/23	2,294
18	Series 1994-89, Class FA, FRN, 5.54%, 06/25/06	18
2,563	Series 1997-46, Class PT, 7.00%, 07/18/12	2,607
285	Series 1997-74, Class E, 7.50%, 10/20/27	297
5,076	Series 2001-9, Class F, FRN, 5.33%, 06/17/06	5,094
1,799	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	423
1,115	Series 2002-18, Class PC, 5.50%, 04/25/17	1,113
5,355	Series 2002-27, Class FW, FRN, 5.58%, 06/25/06	5,376
9,064	Series 2002-77, Class FY, FRN, 5.48%, 06/25/06	9,135
953	Series 2002-79, PO, 04/25/09	901
5,343	Series 2002-92, Class FB, FRN, 5.73%, 06/25/06	5,408
14,224	Series 2003-17, Class FN, FRN, 5.38%, 06/25/06	14,288
7,687	Series 2003-19, Class VA, 5.50%, 09/25/10	7,663
671	Series 2003-21, Class FK, FRN, 5.48%, 06/25/06	677
20,829	Series 2003-34, Class BS, IF, IO, 2.57%, 06/25/06	1,194
5,000	Series 2003-35, Class MD, 5.00%, 11/25/16	4,897
5,458	Series 2003-60, Class SA, IF, IO, 2.57%, 06/25/06	295
10,346	Series 2003-60, Class SB, IF, IO, 2.57%, 06/25/06	559
8,750	Series 2003-70, Class BE, 3.50%, 12/25/25	8,235
2,928	Series 2003-72, Class JF, FRN, 5.48%, 06/25/06	2,861
20,400	Series 2003-87, Class HF, FRN, 5.48%, 06/25/06 (m)	20,467
7,292	Series 2004-17, Class BF, FRN, 5.43%, 06/25/06	7,315
10,740	Series 2004-33, Class FW, FRN, 5.48%, 06/25/06	10,779
10,875	Series 2004-54, Class FL, FRN, 5.48%, 06/25/06	10,895
50,000	Series 2006-51, Class FP, FRN, 5.25%, 06/25/06	49,937
394	Series G92-44, Class ZQ, 8.00%, 07/25/22	414
5,254	Series G94-9, Class PJ, 6.50%, 08/17/24	5,355
	Federal National Mortgage Association Grantor Trust
2,627	Series FN, 2001-T8, Class A1, 7.50%, 07/25/41	2,706
6,199	Series FN, 2002-T6, Class A4, FRN, 5.33%, 06/25/06	6,199
3,696	Series 2004-T1, Class 1A2, 6.50%, 01/25/44	3,740
	Federal National Mortgage Association Whole Loan
1,411	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,453
9,979	Series 2003-W4, Class 5A, FRN, 5.52%, 06/25/06	10,109
9,042	Series 2003-W15, Class 3A, FRN, 5.28%, 06/25/06	9,134
3,200	Series 2004-W2, Class 1A3F, FRN, 5.43%, 06/25/06	3,190
4,887	Series 2004-W2, Class 4A, FRN, 5.45%, 06/25/06	4,984
6,513	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	6,538
	Government National Mortgage Association
3,273	Series 1999-27, Class ZA, 7.50%, 04/17/29	3,386
103	Series 2000-35, Class F, FRN, 5.63%, 06/16/06	104
2,135	Series 2002-31, Class FC, FRN, 5.33%, 06/26/06	2,141
14,142	Series 2003-21, Class PI, IO, 5.50%, 06/20/32	2,077
7,449	Series 2003-105, Class A, 4.50%, 11/16/27	7,242
6,603	Series 2004-11, Class PC, 3.00%, 02/20/34	6,275

		379,802

	Non-Agency CMO — 25.6%
9,433	Bank of America Funding. Corp., Series 2005-E, Class 5A1, VAR, 4.98%, 06/20/06	9,169
	Banc of America Mortgage Securities
281	Series 2003-5, Class 2A8, FRN, 5.53%, 06/25/06	282
9,610	Series 2005-A, Class 3A1, FRN, 5.05%, 06/25/06	9,344
5,000	Bear Stearns Adjustable Rate Mortgage Trust, Series B2004-4, Class A5, VAR, 3.51%, 06/25/06	4,755
2,802	Bear Stearns Asset Backed Securities, Inc., Series 2004-AC6, Class M1, FRN, 5.75%, 06/25/06	2,815
	BHN II Mortgage Trust
224	Zero Coupon, 03/25/11 (d) (i)	6
26	Series 1997-2, Class A2, 7.54%, 05/31/17 (d) (i)	1
8,022	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	7,933
3,600	Chase Mortgage Finance Corp., Series 2003-S7, Class A4, FRN, 5.48%, 06/25/06	3,599
9	Chemical Mortgage Acceptance Corp., Series 1988-2, Class A, VAR, 7.41%, 06/25/06	9
422	Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 5.46%, 06/25/06	420
124	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	103
7,171	Countrywide Alternative Loan Trust, Series 2004-33, Class 3A3, VAR, 4.79%, 06/25/06	7,037
	Countrywide Home Loan Mortgage Pass Through Trust
5,650	Series 2003-21, Class A1, FRN, 4.08%, 06/25/06	5,545
4,632	Series 2003-R4, Class 1A2F, FRN, 5.63%, 06/25/06 (e)	4,633
5,724	Series 2004-HYB8, Class 1A1, FRN, 5.43%, 06/20/06	5,748

JPMorgan Ultra Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,482	Series 2005-1, Class 1A2, FRN, 5.43%, 06/25/06	3,483
12,364	Series 2005-1, Class 2A1, FRN, 5.37%, 06/25/06	12,396
	CS First Boston Mortgage Securities Corp.
344	Series 2002-AR2, Class 1B2, VAR, 6.00%, 06/25/06	342
571	Series 2003-AR22, Class 2A3, VAR, 4.11%, 06/25/06	569
8,720	Series 2003-AR24, Class 2A4, VAR, 4.03%, 06/25/06	8,475
3,572	Series 2004-5, Class 1A8, 6.00%, 09/25/34	3,566
3,419	Series 2005-4, Class 3A16, 5.50%, 06/25/35	3,358
	First Horizon Alternative Mortgage Securities
2,498	Series 2005-AA7, Class 1A2, FRN, 5.41%, 06/25/06	2,487
6,184	Series 2005-FA10, Class 2A, 5.25%, 12/25/20	6,072
5,398	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.93%, 06/25/06	5,310
	First Republic Mortgage Loan Trust
634	Series 2000-FRB1, Class B1, FRN, 5.58%, 06/25/06	636
3,486	Series 2000-FRB2, Class A1, FRN, 5.33%, 06/15/06	3,571
	GSR Mortgage Loan Trust
4,833	Series 2003-3F, Class 3A2, FRN, 5.48%, 06/25/06	4,831
12,165	Series 2004-10F, Class 7A1, 5.50%, 09/25/34	11,903
	Impac CMB Trust
490	Series 2003-3, Class M1, FRN, 6.36%, 06/25/06	490
2,075	Series 2003-12, Class M1, FRN, 5.73%, 06/25/06	2,077
1,045	Series 2004-1, Class A1, FRN, 5.41%, 06/25/06	1,048
523	Series 2004-1, Class A2, FRN, 5.53%, 06/25/06	525
7,699	Series 2004-3, Class 3A, FRN, 5.40%, 06/25/06	7,699
1,829	Series 2004-3, Class M2, FRN, 5.60%, 06/26/06	1,831
4,611	Series 2004-6, Class 1A2, FRN, 5.47%, 06/26/06	4,622
10,847	Series 2005-5, Class A1, FRN, 5.40%, 06/25/06	10,860
	MASTR Adjustable Rate Mortgages Trust
1,723	Series 2003-3, Class 3A3, VAR, 4.75%, 06/25/06	1,716
15,396	Series 2003-5, Class 5A1, VAR, 4.24%, 06/25/06	14,782
555	Series 2004-2, Class 3A1, FRN, 5.47%, 06/25/06	555
3,715	Series 2004-7, Class 6A1, FRN, 5.52%, 06/25/06	3,738
5,925	Series 2004-13, Class 2A1, FRN, 3.82%, 06/21/06	5,752
4,500	Series 2004-13, Class 3A7B, FRN, 3.24%, 06/21/06	4,188
	MASTR Asset Securitization Trust
14,135	Series 2003-12, Class 2A1, 4.50%, 12/25/13	13,628
4,054	Series 2004-6, Class 4A1, 5.00%, 07/25/19	3,885
3,204	MASTR Seasoned Securities Trust Series 2003-1, Class 3A2, FRN, 5.48%, 06/25/06	3,214
	Mellon Residential Funding Corp.
4,777	Series 2001-TBC1, Class B1, FRN, 5.96%, 06/15/06	4,829
960	Series 2002-TBC1, Class B1, FRN, 6.08%, 06/15/06	968
480	Series 2002-TBC1, Class B2, FRN, 6.48%, 06/15/06	483
3,263	Series 2002-TBC2, Class B1, FRN, 5.93%, 06/15/06	3,306
911	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	961
	MLCC Mortgage Investors, Inc.,
4,427	Series 2004-1, Class 2A3, VAR, 4.74%, 06/25/06	4,313
12,046	Series 2004-D, Class A1, FRN, 5.41%, 06/25/06	12,065
	Morgan Stanley Dean Witter Capital I
4,031	Series 2003-HYB1, Class A4, FRN, 4.20%, 03/25/33	3,933
2,980	Series 2003-HYB1, Class B1, FRN, 4.25%, 03/25/33	3,002
	Morgan Stanley Mortgage Loan Trust
2,984	Series 2004-5AR, Class 3A3, VAR, 4.44%, 06/25/06	2,882
6,000	Series 2004-5AR, Class 3A5, VAR, 4.44%, 06/25/06	5,797
8,945	Series 2004-11AR, Class 1A2A, FRN, 5.39%, 06/25/06	8,951
	Nomura Asset Acceptance Corp.
1,728	Series 2003-A3, Class A1, SUB, 5.00%, 08/25/33	1,657
1,130	Series 2004-AR1, Class 5A1, FRN, 5.46%, 06/25/06	1,132
9,646	Series 2004-R1, Class A1, 6.50%, 03/25/34 (e)	9,749
6,445	Series 2004-R3, Class AF, FRN, 5.53%, 06/25/06 (e)	6,451
2,574	Series 2005-AR1, Class 2A1, FRN, 5.36%, 06/25/06	2,575
4,456	Prime Mortgage Trust, Series 2005-3, Class A1, 4.75%, 09/25/20	4,271
	Residential Accredit Loans, Inc.
6,337	Series 2004-QS3, Class CB, 5.00%, 03/25/19	6,075
3,580	Series 2004-QS6, Class A1, 5.00%, 05/25/19	3,462
4,500	Residential Funding Mortgage Securities I Series 2005-SA2, Class 2A2, VAR, 4.96%, 06/25/06	4,394
25	Salomon Brothers Mortgage Securities VII, Series 2000-UP1, Class A2, 8.00%, 08/25/27	26
118	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.25%, 12/25/23	117
	Sequoia Mortgage Trust
1,107	Series 11, Class A, FRN, 5.53%, 06/20/06	1,111
1,482	Series 12, Class A, FRN, 5.53%, 06/20/06	1,485
2,440	Series 2003-3, Class A2, FRN, 5.02%, 06/20/06	2,439
	Structured Asset Mortgage Investments, Inc.
6,834	Series 2002-AR2, Class A3, FRN, 5.58%, 06/19/06	6,850
1,507	Series 2004-AR1, Class 1A1, FRN, 5.43%, 06/19/06	1,501
	Structured Asset Securities Corp.
5	Series 2001-8A, Class 1A1, 8.00%, 05/25/31	5
5,863	Series 2003-8, Class 2A9, FRN, 5.58%, 06/25/06	5,884
5,305	Series 2003-40A, Class 4A, VAR, 5.39%, 06/25/06	5,182
	Thornburg Mortgage Securities Trust
8,625	Series 2004-2, Class A4, FRN, 5.08%, 06/25/06	8,653
	Washington Mutual, Inc.
3,376	Series 2002-AR15, Class A5, VAR, 4.38%, 06/25/06	3,316
4,191	Series 2003-AR3, Class A5, VAR, 3.93%, 06/25/06	4,076

JPMorgan Ultra Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,790	Series 2003-S12, Class 2A, 4.75%, 06/25/06	4,548
6,169	Series 2004-AR11, Class A, VAR, 4.58%, 06/25/06	5,998
10,497	Series 2004-AR14, Class A1, VAR, 4.27%, 06/25/06	10,173
13,432	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/06	12,968
	Wells Fargo Mortgage Backed Securities Trust
4,846	Series 2003-F, Class A1, FRN, 4.89%, 06/25/06	4,652
9,232	Series 2003-K, Class 1A2, FRN, 4.49%, 06/25/06	8,647
28,900	Series 2003-K, Class 2A2, FRN, 4.52%, 06/25/06	28,054
6,382	Series 2004-2, Class A1, 5.00%, 01/25/19	6,115
8,275	Series 2004-7, Class 2A2, 5.00%, 07/25/19	7,959
2,760	Series 2004-8, Class A1, 5.00%, 08/25/19	2,641
7,725	Series 2004-EE, Class 3A1, FRN, 3.99%, 06/25/06	7,477
3,506	Series 2004-H, Class A2, FRN, 4.53%, 06/25/06	3,308
10,000	Series 2004-S, Class A4, FRN, 3.54%, 06/25/06	9,754

		453,203

	Total Collateralized Mortgage Obligations (Cost $849,328)	833,005

	Commercial Mortgage Backed Securities — 3.0%
2,500	Banc of America Large Loan, Series 2004-BBA4, Class D, FRN, 5.46%, 06/15/06 (e)	2,502
	Bayview Commercial Asset Trust
13,623	Series 2004-1, Class A, FRN, 5.44%, 06/25/06 (e)	13,649
3,363	Series 2004-3, Class A2, FRN, 5.50%, 06/25/06 (e)	3,367
9,420	Series 2005-2A, Class A2, FRN, 5.43%, 06/25/06 (e)	9,434
1,884	Series 2005-2A, Class M1, FRN, 5.51%, 06/25/06 (e)	1,890
3,000	Bear Stearns Commercial Mortgage Securities Series 2004-BA5A, Class E, FRN, 5.52%, 06/15/06 (e)	3,002
5,165	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A2, 6.25%, 12/16/35	5,203
1,024	FFCA Secured Lending Corp., Series 1999-1A, Class B2, FRN, 6.08%, 06/18/06 (e)	990
8,218	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2003-LLFA, Class E, FRN, 5.98%, 06/14/06 (e)	8,220
5,000	Morgan Stanley Capital I, Series 2003-T11, Class A2, 4.34%, 06/13/41	4,827
543	Nationslink Funding Corp., Series 1999-SL, Class A1V, FRN, 5.43%, 06/10/06	544

	Total Commercial Mortgage Backed Securities (Cost $53,933)	53,628

	Corporate Bonds — 1.4%
	Airlines — 0.2%
3,774	American Airlines, Inc., FRN, 5.56%, 06/23/06	3,786

	Capital Markets — 0.7%
6,355	Lehman Brothers Holdings, Inc., Series 1, FRN, 5.40%, 06/17/06	5,995
5,000	Merrill Lynch & Co., Inc., VAR, VAR, 5.98%, 06/01/06	4,820
1,150	Morgan Stanley, 5.80%, 04/01/07	1,153

		11,968

	Commercial Banks — 0.4%
	Popular North America, Inc.
4,000	4.25%, 04/01/08	3,892
1,250	6.13%, 10/15/06	1,253
1,195	UnionBanCal Corp., 5.75%, 12/01/06	1,193

		6,338

	Consumer Finance — 0.1%
1,000	HSBC Finance Corp., 7.88%, 03/01/07	1,017
350	SLM Corp., FRN, FRN, 5.72%, 06/01/06	335

		1,352

	Electric Utilities — 0.0% (g)
400	DTE Energy Co., 7.05%, 06/01/11	418
400	Exelon Generation Co., LLC, 6.95%, 06/15/11	419

		837

	Insurance — 0.0% (g)
400	MGIC Investment Corp., 6.00%, 03/15/07	400

	Total Corporate Bonds (Cost $25,357)	24,681

	Mortgage Pass-Through Securities — 13.8%
	Federal Home Loan Mortgage Corp. Gold Pools
7,128	5.00%, 09/01/12	7,018
6,980	5.50%, 09/01/12-10/01/12	6,953
537	6.00%, 11/01/08 (m)	538
539	6.00%, 08/01/14	541
738	6.00%, 04/01/17 (m)	744
4,276	6.50%, 09/01/10-04/01/32	4,335
3,945	6.50%, 08/01/13 (m)	3,986
851	7.00%, 01/01/10 (m)	860
105	7.00%, 04/01/09-08/01/11	106
317	7.50%, 08/01/09-05/01/28	323

JPMorgan Ultra Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

786	8.00%, 12/01/09-06/01/17	819
181	8.50%, 07/01/28	194
102	9.00%, 02/01/25	111
	Federal Home Loan Mortgage Corp. Conventional Pools
124	ARM, 4.33%, 06/15/06	123
205	ARM, 4.41%, 06/15/06	206
26	ARM, 4.47%, 06/15/06	26
67	ARM, 4.54%, 06/15/06	67
64	ARM, 4.63%, 06/15/06	63
193	ARM, 4.74%, 06/15/06	192
49	ARM, 4.85%, 06/15/06	49
2,286	ARM, 4.99%, 06/15/06	2,291
10	ARM, 5.08%, 06/15/06	10
159	ARM, 5.12%, 06/15/06	160
467	ARM, 5.42%, 06/15/06	473
220	ARM, 5.54%, 06/15/06	222
114	ARM, 5.60%, 06/15/06	117
30	ARM, 5.65%, 06/15/06	31
731	ARM, 5.70%, 06/15/06	740
46	ARM, 5.71%, 06/15/06 (m)	47
300	ARM, 5.76%, 06/15/06	306
348	ARM, 5.77%, 06/15/06	356
1,891	ARM, 5.85%, 06/15/06 (m)	1,932
74	ARM, 5.94%, 06/15/06	75
1,264	ARM, 5.99%, 06/15/06	1,288
2,668	ARM, 6.01%, 06/15/06	2,721
1,018	ARM, 6.02%, 06/15/06 (m)	1,036
5,576	ARM, 6.03%, 06/15/06	5,686
890	ARM, 6.05%, 06/15/06	907
705	ARM, 6.07%, 06/15/06	721
307	ARM, 6.11%, 06/15/06	312
290	ARM, 6.15%, 06/15/06	297
2,464	ARM, 6.16%, 06/15/06 (m)	2,513
622	ARM, 6.28%, 06/15/06	636
67	ARM, 6.69%, 06/15/06	67
	Federal National Mortgage Association Various Pools
244	ARM, 3.79%, 09/01/14	244
1,600	4.04%, 06/25/06	1,578
107	ARM, 4.04%, 10/01/16	107
72	ARM, 4.13%, 06/01/17	71
13,845	ARM, 4.26%, 04/01/33	13,702
107	ARM, 4.28%, 11/01/16	107
126	ARM, 4.31%, 06/01/29	125
111	ARM, 4.39%, 06/01/20-07/01/27	110
302	ARM, 4.45%, 03/01/33	303
30,217	4.50%, 01/01/13-03/01/19	29,073
85	ARM, 4.50%, 09/01/17	84
52	ARM, 4.59%, 04/01/19	52
510	ARM, 4.60%, 11/01/18	510
128	ARM, 4.65%, 08/01/18	128
499	ARM, 4.75%, 06/01/15-01/01/29	505
210	ARM, 4.83%, 08/01/19	210
75	ARM, 4.86%, 01/01/28	76
620	ARM, 4.87%, 07/01/17-07/01/19	618
851	ARM, 4.88%, 09/01/26-08/01/31	854
20,331	5.00%, 11/01/12-11/01/13	19,959
1,552	ARM, 5.01%, 02/01/34	1,499
40	ARM, 5.10%, 11/01/29	40
235	ARM, 5.13%, 10/01/14	238
575	ARM, 5.19%, 08/01/19	574
90	ARM, 5.23%, 05/01/20	90
27	ARM, 5.25%, 03/01/17	27
273	ARM, 5.29%, 04/01/19	268
2,832	ARM, 5.32%, 05/01/35	2,820
957	ARM, 5.38%, 03/01/15	967
591	ARM, 5.48%, 12/01/28	592
48,273	5.50%, 01/01/12-11/01/34	46,943
18	ARM, 5.54%, 07/01/30	18
132	ARM, 5.58%, 01/01/16-07/01/30	135
71	ARM, 5.62%, 11/01/21	73
278	ARM, 5.64%, 12/01/20	281

JPMorgan Ultra Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

283	ARM, 5.70%, 04/01/21	285
3,476	ARM, 5.70%, 08/01/15 (m)	3,450
228	ARM, 5.73%, 11/01/30	232
420	ARM, 5.77%, 07/01/27	422
1,242	ARM, 5.78%, 11/01/18	1,245
6,655	ARM, 5.89%, 05/01/33	6,706
424	ARM, 5.96%, 01/01/31 (m)	429
5,536	6.00%, 07/01/09-09/01/17	5,572
6,123	6.00%, 03/01/22 (m)	6,109
4,002	6.00%, 08/01/34 (m)	3,961
170	ARM, 6.06%, 03/01/38	173
1,364	ARM, 6.08%, 08/01/26	1,390
444	ARM, 6.10%, 05/01/31	433
54	ARM, 6.11%, 06/01/18	54
238	ARM, 6.15%, 11/01/28	241
722	ARM, 6.17%, 07/01/20 (m)	724
56	ARM, 6.20%, 05/01/09	56
76	ARM, 6.22%, 04/01/24-12/01/26	77
476	ARM, 6.24%, 03/01/29	489
72	ARM, 6.27%, 05/01/29	73
3,112	ARM, 6.29%, 01/01/25	3,193
31	ARM, 6.36%, 07/01/25	31
274	ARM, 6.38%, 01/01/20	272
854	6.50%, 09/01/08-08/01/16	861
412	6.50%, 11/01/31 (m)	417
38	ARM, 6.54%, 04/01/30	39
247	ARM, 6.55%, 06/01/26	251
19	ARM, 6.58%, 02/01/31	19
219	ARM, 6.64%, 05/01/18	223
34	ARM, 6.67%, 06/01/09	35
16	ARM, 6.74%, 05/01/31	16
127	ARM, 6.85%, 11/01/23	130
1,101	7.00%, 01/01/08-03/01/27	1,112
1,190	7.00%, 03/01/16 (m)	1,217
4,258	7.00%, 03/01/22 (m)	4,381
142	7.25%, 09/01/22	147
728	7.50%, 08/01/10-10/01/30	749
60	7.78%, 05/01/30	60
1,334	8.00%, 09/01/12-11/01/27	1,400
419	8.50%, 11/01/14-10/01/24	437
94	9.00%, 08/01/21-08/01/25	102
115	12.00%, 11/01/30	131
	Government National Mortgage Association Various Pools
4,755	ARM, 4.37%, 06/20/06	4,763
297	ARM, 4.37%, 06/20/06	297
41	ARM, 4.37%, 06/20/06	41
23	ARM, 4.50%, 06/20/06	23
102	ARM, 4.50%, 06/20/06	103
5,380	ARM, 4.75%, 06/20/06	5,389
81	ARM, 4.75%, 06/20/06	81
489	ARM, 4.75%, 06/20/06 (m)	490
22	ARM, 5.00%, 06/20/06	22
3,951	ARM, 5.12%, 06/20/06	3,968
149	ARM, 5.12%, 06/20/06	149
419	ARM, 5.25%, 06/20/06	420
30	ARM, 5.25%, 06/20/06	30
2,712	ARM, 5.37%, 06/20/06	2,727
1,047	ARM, 5.37%, 06/20/06	1,051
111	ARM, 5.50%, 06/20/06	111
144	ARM, 5.63%, 06/20/06	144
230	7.00%, 06/15/24	237
353	7.25%, 08/20/22-11/20/23	364
354	7.40%, 10/20/21-03/20/22	368
67	7.50%, 10/20/23	69
194	7.85%, 12/20/20-12/20/21	204
349	8.00%, 07/20/25-10/15/27	371
104	9.00%, 11/15/24	113
906	9.50%, 07/15/25	992
	Total Mortgage Pass-Through Securities (Cost $248,733)	243,050

	U.S. Government Agency Securities — 0.3%
5,000	Federal National Mortgage Association, FRN, 4.74%, 06/17/06 (Cost $5,000)	4,885

	Total Long-Term Investments (Cost $1,436,969)	1,414,453

Shares ($)

	Short-Term Investments — 17.0%
	Investment Company — 17.0%
300,574	JPMorgan Liquid Assets Money Market Fund (b) (Cost $300,574)	300,574

Total Investments — 97.0%
(Cost $1,737,543)	$1,715,027
Other Assets in Excess of Liabilities — 3.0%	52,732

Net Assets (100%)	$1,767,759

Percentages indicated are based on net assets.

JPMorgan Ultra Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.

HB	High Coupon Bonds

HB High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.

VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,235

Aggregate gross unrealized depreciation	(26,751)

Net unrealized appreciation/depreciation	$(22,516)

Federal income tax cost of investments	$1,737,543

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/06 (USD)	Unrealized Appreciation (USD)

	Short Futures Outstanding
(300)	5 Year U.S. Treasury Notes	September, 2006	$(31,083)	$147
(300)	10 year U.S. Treasury Notes	September, 2006	(31,477)	203

				$350

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 92.2%
	Asset Backed Securities — 2.3%
1,595	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,550
	AmeriCredit Automobile Receivables Trust
927	Series 2002-D, Class A4, 3.40%, 04/13/09	922
537	Series 2003-BX, Class A4A, 2.72%, 01/06/10	530
798	Capital One Master Trust, Series 2001-5, Class A, 5.30%, 06/15/09	798
	Citibank Credit Card Issuance Trust
798	Series 2002-A1, Class A1, 4.95%, 02/09/09	795
3,390	Series 2002-C2, Class C2, 6.95%, 02/18/14	3,549
1,400	Series 2005-B1, Class B1, 4.40%, 09/15/10	1,364
1,328	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	1,300
918	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	923
6,083	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.35%, 05/25/36	6,092
807	GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	794
930	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	904
	MBNA Credit Card Master Note Trust
2,393	Series 2002-C1, Class C1, 6.80%, 07/15/14	2,504
997	Series 2003-C1, Class C1, FRN, 6.78%, 06/15/12	1,050
	MBNA Master Credit Card Trust USA
1,755	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,878
1,595	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	1,633
153	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	153
	WFS Financial Owner Trust
1,308	Series 2003-2, Class A4, 2.41%, 12/20/10	1,292
840	Series 2003-4, Class A4, 3.15%, 05/20/11	824
261	Series 2004-1, Class A3, 2.19%, 06/20/08	260

	Total Asset Backed Securities (Cost $28,981)	29,115

	Collateralized Mortgage Obligations — 43.2%
	Agency CMO — 36.5%
951	Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	937
	Federal Home Loan Mortgage Corp.
114	Series 11, Class D, 9.50%, 07/15/19	119
2	Series 41, Class I, HB, 84.00%, 05/15/20	2
50	Series 46, Class B, 7.80%, 09/15/20	50
18	Series 47, Class F, 10.00%, 06/15/20	18
1	Series 85, Class C, 8.60%, 01/15/21	1
43	Series 99, Class Z, 9.50%, 01/15/21	45
194	Series 114, Class H, 6.95%, 01/15/21	193
-(h)	Series 204, Class E, IF, HB, 870.48%, 05/15/23	1
14	Series 1079, Class S, IF, 16.57%, 05/15/21	14
20	Series 1084, Class F, FRN, 6.08%, 05/15/21	20
14	Series 1084, Class S, IF, 22.16%, 05/15/21	14
-(h)	Series 1098, Class M, HB, 1,008.12%, 06/15/06	-(h	)
84	Series 1144, Class KB, 8.50%, 09/15/21	83
-(h)	Series 1172, Class L, VAR, HB, 1,182.96%, 11/15/21	-(h	)
1	Series 1196, Class B, IF, HB, 565.44%, 01/15/22	2
174	Series 1206, Class IA, 7.00%, 03/15/22	174
2,195	Series 1212, Class IZ, 8.00%, 02/15/22	2,194
119	Series 1250, Class J, 7.00%, 05/15/22	119
-(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h	)
303	Series 1343, Class LA, 8.00%, 08/15/22	306
247	Series 1404, Class FA, 4.50%, 11/15/07	243
39	Series 1465, Class SA, IF, IO, 3.88%, 02/15/08	1
1,362	Series 1466, Class PZ, 7.50%, 02/15/23	1,397
18	Series 1470, Class F, FRN, 4.62%, 02/15/23	18
535	Series 1491, Class I, 7.50%, 04/15/23	541
29	Series 1506, Class F, FRN, 5.27%, 05/15/08	29
5	Series 1506, Class S, IF, 11.83%, 05/15/08	5
67	Series 1506, Class SD, IF, IO, 3.37%, 05/15/08	1

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,515	Series 1512, Class J, 6.50%, 05/15/08	1,516
184	Series 1513, Class AG, FRN, 4.39%, 05/15/08	182
348	Series 1513, Class N, 6.50%, 05/15/08	348
536	Series 1518, Class G, IF, 4.04%, 05/15/23	513
505	Series 1541, Class O, FRN, 4.44%, 07/15/23	494
156	Series 1544, Class J, IF, 7.48%, 07/15/08	157
88	Series 1549, Class K, 8.50%, 07/15/08	90
1,023	Series 1558, Class D, 6.50%, 07/15/23	1,034
304	Series 1586, Class M, 5.00%, 09/15/08	300
84	Series 1600, Class SC, IF, 8.60%, 10/15/08	85
11	Series 1602, Class SA, IF, 6.09%, 10/15/23	10
122	Series 1604, Class SA, IF, 8.56%, 11/15/08	124
230	Series 1606, Class SC, IF, 11.90%, 11/15/08	242
3,021	Series 1607, Class H, 6.25%, 10/15/13	3,025
1,196	Series 1608, Class L, 6.50%, 09/15/23	1,219
1,432	Series 1609, Class LG, IF, 6.23%, 11/15/23	1,370
960	Series 1611, Class JA, FRN, 6.12%, 08/15/23	974
875	Series 1611, Class JB, IF, 4.53%, 08/15/23	816
4,633	Series 1624, Class KZ, 6.00%, 12/15/08	4,641
216	Series 1625, Class SD, IF, 8.50%, 12/15/08	222
48	Series 1665, Class FA, FRN, 4.52%, 06/15/23	48
16	Series 1671, Class L, 7.00%, 02/15/24	16
29	Series 1685, Class Z, 6.00%, 11/15/23	29
188	Series 1689, Class SD, IF, 8.54%, 10/15/23	191
394	Series 1698, Class SC, IF, 8.85%, 03/15/09	407
238	Series 1700, Class GA, PO, 02/15/24	208
1,595	Series 1706, Class K, 7.00%, 03/15/24	1,645
232	Series 1745, Class D, 7.50%, 08/15/24	231
590	Series 1798, Class F, 5.00%, 05/15/23	568
27	Series 1807, Class G, 9.00%, 10/15/20	28
226	Series 1900, Class T, PO, 08/15/08	218
2,494	Series 1927, Class PH, 7.50%, 01/15/27	2,572
103	Series 1967, Class PC, PO, 10/15/08	99
1,130	Series 1981, Class Z, 6.00%, 05/15/27	1,125
334	Series 1987, Class PE, 7.50%, 09/15/27	340
52	Series 2017, Class SE, IF, 10.90%, 12/15/08	54
1,050	Series 2025, Class PE, 6.30%, 01/15/13	1,059
171	Series 2033, Class SN, IF, IO, 15.16%, 03/15/24	69
481	Series 2038, Class PN, IO, 7.00%, 03/15/28	97
1,436	Series 2040, Class PE, 7.50%, 03/15/28	1,483
819	Series 2056, Class TD, 6.50%, 05/15/18	836
3,134	Series 2063, Class PG, 6.50%, 06/15/28	3,174
445	Series 2064, Class TE, 7.00%, 06/15/28	457
2,100	Series 2075, Class PH, 6.50%, 08/15/28	2,129
1,196	Series 2075, Class PM, 6.25%, 08/15/28	1,194
541	Series 2089, Class PJ, IO, 7.00%, 10/15/28	105
475	Series 2097, Class PV, 6.00%, 09/15/09	476
481	Series 2102, Class TC, 6.00%, 12/15/13	485
1,617	Series 2125, Class JZ, 6.00%, 02/15/29	1,611
212	Series 2163, Class PC, IO, 7.50%, 06/15/29	49
1,994	Series 2169, Class TB, 7.00%, 06/15/29	2,080
798	Series 2172, Class QC, 7.00%, 07/15/29	827
13	Series 2196, Class TL, 7.50%, 11/15/29	14
800	Series 2201, Class C, 8.00%, 11/15/29	830
1,265	Series 2210, Class Z, 8.00%, 01/15/30	1,310
560	Series 2224, Class CB, 8.00%, 03/15/30	576
872	Series 2256, Class MC, 7.25%, 09/15/30	883
1,310	Series 2259, Class ZM, 7.00%, 10/15/30	1,343
968	Series 2271, Class PC, 7.25%, 12/15/30	985
798	Series 2283, Class K, 6.50%, 12/15/23	817
608	Series 2296, Class PD, 7.00%, 03/15/31	625
91	Series 2299, Class G, 7.00%, 05/15/14	91
285	Series 2306, Class K, PO, 05/15/24	232
695	Series 2306, Class SE, IF, IO, 5.58%, 05/15/24	87
222	Series 2312, Class KV, 6.50%, 05/15/14	222
1	Series 2317, Class VG, 6.50%, 04/15/31	1
448	Series 2333, Class HC, 6.00%, 07/15/31	446
970	Series 2344, Class QG, 6.00%, 08/15/16	977
13,022	Series 2344, Class ZD, 6.50%, 08/15/31	13,212
1,638	Series 2344, Class ZJ, 6.50%, 08/15/31	1,661
1,333	Series 2345, Class NE, 6.50%, 08/15/31	1,350
1,582	Series 2345, Class PQ, 6.50%, 08/15/16	1,612
158	Series 2345, Class PV, 6.50%, 01/15/24	158
1,327	Series 2347, Class VP, 6.50%, 03/15/20	1,347
451	Series 2349, Class NW, 6.50%, 10/15/16	451
1,086	Series 2351, Class PZ, 6.50%, 08/15/31	1,104
14	Series 2353, Class PC, 6.50%, 09/15/15	14

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

8,369	Series 2353, Class TD, 6.00%, 09/15/16	8,469
1,180	Series 2355, Class BP, 6.00%, 09/15/16	1,189
1,327	Series 2360, Class PG, 6.00%, 09/15/16	1,337
526	Series 2362, Class PD, 6.50%, 06/15/20	530
412	Series 2362, Class PJ, 6.50%, 10/15/28	414
1,112	Series 2366, Class MD, 6.00%, 10/15/16	1,120
84	Series 2382, Class TL, IO, 6.50%, 02/15/31	4
615	Series 2391, Class QE, 5.50%, 05/15/15	614
1,994	Series 2391, Class QR, 5.50%, 12/15/16	1,987
1,730	Series 2391, Class VQ, 6.00%, 10/15/12	1,740
1,595	Series 2392, Class PV, 6.00%, 12/15/20	1,601
558	Series 2410, Class HC, 5.50%, 02/15/09	553
1,202	Series 2410, Class NG, 6.50%, 02/15/32	1,229
1,531	Series 2410, Class OE, 6.38%, 02/15/32	1,546
3,723	Series 2410, Class QS, IF, 6.29%, 02/15/32	3,485
579	Series 2410, Class QX, IF, IO, 3.57%, 02/15/32	40
307	Series 2412, Class SE, IF, 5.54%, 02/15/09	303
1,595	Series 2412, Class SP, IF, 5.94%, 02/15/32	1,383
667	Series 2423, Class MC, 7.00%, 03/15/32	684
1,274	Series 2423, Class MT, 7.00%, 03/15/32	1,306
4,785	Series 2434, Class TC, 7.00%, 04/15/32	4,913
957	Series 2435, Class CJ, 6.50%, 04/15/32	965
1,595	Series 2435, Class VH, 6.00%, 07/15/19	1,584
1,196	Series 2441, Class GF, 6.50%, 04/15/32	1,214
1,512	Series 2444, Class ES, IF, IO, 2.87%, 03/15/32	84
1,594	Series 2450, Class GZ, 7.00%, 05/15/32	1,637
605	Series 2450, Class SW, IF, IO, 2.92%, 03/15/32	45
1,172	Series 2454, Class VB, 6.50%, 10/15/15	1,175
2,016	Series 2460, Class VZ, 6.00%, 11/15/29	2,004
865	Series 2461, Class VB, 6.50%, 04/15/18	866
3,988	Series 2466, Class DH, 6.50%, 06/15/32	4,044
3,988	Series 2466, Class PG, 6.50%, 04/15/32	4,046
1,595	Series 2474, Class NR, 6.50%, 07/15/32	1,619
2,045	Series 2484, Class LZ, 6.50%, 07/15/32	2,091
3,436	Series 2498, Class UD, 5.50%, 06/15/16	3,430
2,540	Series 2500, Class GD, 5.50%, 12/15/15	2,536
2,393	Series 2500, Class MC, 6.00%, 09/15/32	2,326
2,872	Series 2500, Class TD, 5.50%, 02/15/16	2,867
2,393	Series 2512, Class PG, 5.50%, 10/15/22	2,269
854	Series 2513, Class YO, PO, 02/15/32	712
2,393	Series 2515, Class DE, 4.00%, 03/15/32	2,162
283	Series 2519, Class BT, 8.50%, 09/15/31	301
1,774	Series 2527, Class VU, 5.50%, 10/15/13	1,758
1,196	Series 2535, Class BK, 5.50%, 12/15/22	1,174
1,675	Series 2537, Class TE, 5.50%, 12/15/17	1,650
2,662	Series 2543, Class YX, 6.00%, 12/15/32	2,593
2,871	Series 2557, Class WJ, 5.00%, 07/15/14	2,845
2,239	Series 2565, Class MB, 6.00%, 05/15/30	2,244
3,190	Series 2575, Class ME, 6.00%, 02/15/33	3,103
1,382	Series 2586, Class WI, IO, 6.50%, 03/15/33	349
4,343	Series 2594, Class VA, 6.00%, 03/15/14	4,360
1,859	Series 2594, Class VP, 6.00%, 02/15/14	1,866
1,595	Series 2594, Class VQ, 6.00%, 08/15/20	1,578
2,838	Series 2597, Class AD, 6.50%, 03/15/32	2,889
3,312	Series 2597, Class DS, IF, IO, 2.47%, 02/15/33	170
7,152	Series 2599, Class DS, IF, IO, 1.92%, 02/15/33	330
7,495	Series 2610, Class DS, IF, IO, 2.02%, 03/15/33	405
4,530	Series 2611, Class SH, IF, IO, 2.57%, 10/15/21	248
1,595	Series 2617, Class GR, 4.50%, 05/15/18	1,472
1,365	Series 2619, Class IM, IO, 5.00%, 10/15/21	191
1,000	Series 2628, Class WA, 4.00%, 07/15/28	919
1,419	Series 2630, Class KN, 2.50%, 04/15/13	1,372
798	Series 2631, Class LC, 4.50%, 06/15/18	738
798	Series 2640, Class VE, 3.25%, 07/15/22	649
405	Series 2643, Class HI, IO, 4.50%, 12/15/16	40
1,314	Series 2643, Class KG, 4.00%, 05/15/18	1,308
1,811	Series 2651, Class VZ, 4.50%, 07/15/18	1,656
878	Series 2656, Class SH, IF, 6.36%, 02/15/25	831
1,157	Series 2668, Class SB, IF, 2.68%, 10/15/15	1,018
798	Series 2672, Class ME, 5.00%, 11/15/22	760
1,994	Series 2675, Class CK, 4.00%, 09/15/18	1,769
1,468	Series 2682, Class YS, IF, 1.47%, 10/15/33	733
957	Series 2684, Class TO, PO, 10/15/33	489
798	Series 2686, Class GB, 5.00%, 05/15/20	784
611	Series 2691, Class WS, IF, 1.38%, 10/15/33	370
1,000	Series 2695, Class DE, 4.00%, 01/15/17	930
881	Series 2705, Class SC, IF, 1.38%, 11/15/33	469

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

881	Series 2705, Class SD, IF, 2.47%, 11/15/33	549
5,822	Series 2727, Class BS, IF, 1.45%, 01/15/34	2,796
89	Series 2727, PO, 01/15/34	46
113	Series 2733, Class GF, FRN, 0.00%, 09/15/33	113
344	Series 2739, Class S, IF, 1.84%, 01/15/34	214
589	Series 2744, Class FE, FRN, 0.00%, 02/15/34	462
1,595	Series 2744, Class PC, 5.50%, 01/15/31	1,596
1,991	Series 2744, Class PD, 5.50%, 08/15/33	1,983
1,595	Series 2744, Class TU, 5.50%, 05/15/32	1,544
1,265	Series 2749, Class PK, IO, 5.00%, 09/15/22	66
676	Series 2753, Class S, IF, 1.84%, 02/15/34	377
557	Series 2755, Class SA, IF, 4.04%, 05/15/30	490
233	Series 2769, PO, 03/15/34	122
1,560	Series 2776, Class SK, IF, 1.45%, 04/15/34	953
714	Series 2846, PO, 08/15/34	485
42	Series 2925, Class ZM, 5.00%, 01/15/35	42
1,000	Series 3047, Class OB, 5.50%, 12/15/33	989
308	Series 3134, Class PO, PO, 03/15/36	217
998	Series 3138, Class PO, PO, 04/15/36	710
1,000	Series 3150, Class PO, PO, 05/15/36	728
600	Series 3158, Class LX, FRN, 0.00%, 05/15/36	455
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
480	Series T-41, Class 3A, 7.50%, 07/25/32	494
418	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	426
3,950	Series T-54, Class 2A, 6.50%, 02/25/43	3,989
1,384	Series T-54, Class 3A, 7.00%, 02/25/43	1,411
354	Series T-58, Class A, PO, 09/25/43	297
873	Federal Home Loan Mortgage Corp.- Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	879
	Federal National Mortgage Association
43	Series G-14, Class L, 8.50%, 06/25/21	44
212	Series G-18, Class Z, 8.75%, 06/25/21	226
72	Series G-22, Class G, 6.00%, 12/25/16	72
155	Series G-35, Class M, 8.75%, 10/25/21	166
-(h)	Series G92-27, Class SQ, HB, IF, 5,594.88%, 05/25/22	29
641	Series G92-35, Class E, 7.50%, 07/25/22	664
39	Series G92-42, Class Z, 7.00%, 07/25/22	40
943	Series G92-44, Class ZQ, 8.00%, 07/25/22	991
695	Series G92-54, Class ZQ, 7.50%, 09/25/22	724
143	Series G93-5, Class Z, 6.50%, 02/25/23	144
159	Series G95-1, Class C, 8.80%, 01/25/25	171
7	Series 50, Class 2, IO, 10.50%, 03/01/19	2
53	Series 218, Class 2, IO, 7.50%, 04/01/23	12
646	Series 329, Class 1, PO, 12/01/32	454
1,388	Series 340, Class 1, PO, 09/01/33	946
32	Series 1988-7, Class Z, 9.25%, 04/25/18	34
149	Series 1989-70, Class G, 8.00%, 10/25/19	157
57	Series 1989-78, Class H, 9.40%, 11/25/19	62
53	Series 1989-83, Class H, 8.50%, 11/25/19	56
50	Series 1989-89, Class H, 9.00%, 11/25/19	53
17	Series 1990-1, Class D, 8.80%, 01/25/20	18
28	Series 1990-7, Class B, 8.50%, 01/25/20	30
30	Series 1990-60, Class K, 5.50%, 06/25/20	30
26	Series 1990-63, Class H, 9.50%, 06/25/20	27
30	Series 1990-93, Class G, 5.50%, 08/25/20	29
-(h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	4
-(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	7
130	Series 1990-102, Class J, 6.50%, 08/25/20	132
58	Series 1990-120, Class H, 9.00%, 10/25/20	62
11	Series 1990-134, Class SC, IF, 13.96%, 11/25/20	13
1	Series 1990-140, Class H, HB, 651.00%, 12/25/20	11
-(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	1
80	Series 1991-42, Class S, IF, 8.76%, 05/25/21	84
134	Series 1992-33, Class F, FRN, 4.66%, 03/25/22	132
37	Series 1992-44, Class K, 7.25%, 04/25/07	37
81	Series 1992-143, Class MA, 5.50%, 09/25/22	80
540	Series 1993-18, Class PK, 6.50%, 02/25/08	541
503	Series 1993-25, Class J, 7.50%, 03/25/23	523
3,204	Series 1993-37, Class PX, 7.00%, 03/25/23	3,275
542	Series 1993-41, Class PH, 6.00%, 03/25/23	541
1,127	Series 1993-54, Class Z, 7.00%, 04/25/23	1,157
236	Series 1993-62, Class SA, IF, 12.08%, 04/25/23	268
42	Series 1993-72, Class F, FRN, 4.52%, 05/25/08	42
307	Series 1993-122, Class M, 6.50%, 07/25/23	312
109	Series 1993-165, Class SD, IF, 7.16%, 09/25/23	106
35	Series 1993-170, Class SE, IF, 12.14%, 09/25/08	38
67	Series 1993-175, Class SA, IF, 11.22%, 09/25/08	70

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

459	Series 1993-178, Class PK, 6.50%, 09/25/23	466
3,988	Series 1993-183, Class KA, 6.50%, 10/25/23	4,075
3,617	Series 1993-189, Class PL, 6.50%, 10/25/23	3,677
452	Series 1993-190, Class S, IF, 8.56%, 10/25/08	458
89	Series 1993-196, Class FA, FRN, 4.52%, 10/25/08	88
477	Series 1993-225, Class SG, IF, 5.96%, 12/25/13	458
8	Series 1993-225, Class VO, IF, 8.16%, 12/25/22	8
793	Series 1993-247, Class SA, IF, 14.96%, 12/25/23	937
1,858	Series 1993-250, Class Z, 7.00%, 12/25/23	1,898
3,433	Series 1993-257, Class C, PO, 06/25/23	2,935
47	Series 1994-9, Class E, PO, 11/25/23	38
166	Series 1994-12, Class FC, FRN, 4.67%, 01/25/09	163
46	Series 1994-13, Class SK, IF, 11.41%, 02/25/09	48
263	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	17
70	Series 1994-20, Class Z, 6.50%, 02/25/09	70
802	Series 1994-34, Class DZ, 6.00%, 03/25/09	803
497	Series 1994-40, Class VC, 6.50%, 02/25/10	498
413	Series 1994-55, Class G, 6.75%, 12/25/23	413
2,062	Series 1996-14, Class SE, IF, IO, 5.73%, 08/25/23	281
93	Series 1996-20, Class L, PO, 09/25/08	88
196	Series 1996-24, Class E, PO, 03/25/09	183
109	Series 1996-27, Class FC, FRN, 5.59%, 03/25/17	110
792	Series 1996-32, Class PH, 7.00%, 01/25/26	798
234	Series 1996-39, Class J, PO, 09/25/08	221
3	Series 1996-46, Class PE, PO, 09/25/06	3
194	Series 1996-59, Class J, 6.50%, 08/25/22	195
1,385	Series 1996-59, Class K, 6.50%, 07/25/23	1,398
1,273	Series 1997-20, FRN, IO, 1.84%, 03/25/27	67
1,129	Series 1997-20, Class IB, FRN, IO, 1.84%, 03/25/27	70
494	Series 1997-27, Class J, 7.50%, 04/18/27	514
420	Series 1997-29, Class J, 7.50%, 04/20/27	434
822	Series 1997-39, Class PD, 7.50%, 05/20/27	843
390	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	94
57	Series 1998-4, Class C, PO, 04/25/23	46
239	Series 1998-27, Class B, PO, 12/25/08	225
763	Series 1998-36, Class ZB, 6.00%, 07/18/28	763
2,398	Series 2000-2, Class ZE, 7.50%, 02/25/30	2,493
1,188	Series 2001-4, Class PC, 7.00%, 03/25/21	1,224
2,061	Series 2001-5, Class OW, 6.00%, 03/25/16	2,074
3,109	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	731
2,479	Series 2001-36, Class DE, 7.00%, 08/25/31	2,545
599	Series 2001-44, Class PD, 7.00%, 09/25/31	614
1,736	Series 2001-48, Class Z, 6.50%, 09/25/21	1,767
663	Series 2001-49, Class Z, 6.50%, 09/25/31	673
3,029	Series 2001-50, Class VB, 6.50%, 12/25/16	3,043
1,595	Series 2001-52, Class XM, 6.50%, 11/25/10	1,612
2,791	Series 2001-61, Class VB, 7.00%, 12/25/16	2,850
1,137	Series 2001-61, Class VQ, 6.50%, 08/25/15	1,145
1,147	Series 2001-71, Class GU, 6.00%, 05/25/14	1,150
2,280	Series 2001-71, Class MB, 6.00%, 12/25/16	2,295
2,998	Series 2001-71, Class QE, 6.00%, 12/25/16	3,017
11,246	Series 2001-74, Class MB, 6.00%, 12/25/16	11,435
1,374	Series 2001-78, Class VB, 6.00%, 12/25/15	1,370
1,356	Series 2001-80, Class PE, 6.00%, 07/25/29	1,356
544	Series 2001-81, Class LO, PO, 01/25/32	402
1,509	Series 2002-1, Class HC, 6.50%, 02/25/22	1,532
553	Series 2002-1, Class SA, IF, 8.67%, 02/25/32	555
1,316	Series 2002-2, Class UC, 6.00%, 02/25/17	1,315
2,393	Series 2002-3, Class OG, 6.00%, 02/25/17	2,412
615	Series 2002-8, Class SR, IF, 5.54%, 03/25/09	607
4,865	Series 2002-18, Class PC, 5.50%, 04/25/17	4,856
1,804	Series 2002-21, Class PE, 6.50%, 04/25/32	1,829
1,595	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,603
1,595	Series 2002-28, Class PK, 6.50%, 05/25/32	1,619
2,355	Series 2002-37, Class Z, 6.50%, 06/25/32	2,379
3,190	Series 2002-56, Class UC, 5.50%, 09/25/17	3,165
2,012	Series 2002-59, Class AC, 6.00%, 03/25/28	2,026
1,985	Series 2002-59, Class VB, 6.50%, 04/25/32	1,991
5,583	Series 2002-61, Class PE, 5.50%, 05/25/16	5,565
3,190	Series 2002-74, Class LD, 5.00%, 01/25/16	3,131
3,988	Series 2002-74, Class PD, 5.00%, 11/25/15	3,917
6,460	Series 2002-74, Class VB, 6.00%, 11/25/31	6,494
1,743	Series 2002-84, Class VB, 5.50%, 04/25/15	1,700
382	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	69
1,595	Series 2002-94, Class BK, 5.50%, 01/25/18	1,574
2,583	Series 2003-8, Class SB, IF, IO, 2.57%, 03/25/16	95
798	Series 2003-22, Class UD, 4.00%, 04/25/33	622

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

640	Series 2003-34, Class GB, 6.00%, 03/25/33	619
1,199	Series 2003-34, Class GE, 6.00%, 05/25/33	1,164
430	Series 2003-39, VAR, IO, 6.00%, 05/25/33	110
1,595	Series 2003-47, Class PE, 5.75%, 06/25/33	1,511
816	Series 2003-52, Class SX, IF, 7.71%, 10/25/31	785
664	Series 2003-64, Class SX, IF, 1.19%, 07/25/33	391
1,590	Series 2003-71, Class DS, IF, 0.77%, 08/25/33	912
6,700	Series 2003-80, Class SY, IF, IO, 2.57%, 06/25/23	436
1,595	Series 2003-83, Class PG, 5.00%, 06/25/23	1,515
541	Series 2003-91, Class SD, IF, 4.03%, 09/25/33	444
1,196	Series 2003-106, Class US, IF, 1.45%, 11/25/23	698
4,893	Series 2003-116, Class SB, IF, IO, 2.52%, 11/25/33	237
2,161	Series 2003-117, Class JB, 3.50%, 06/25/33	1,850
798	Series 2003-128, Class KE, 4.50%, 01/25/14	771
1,474	Series 2003-130, Class SX, IF, 3.90%, 01/25/34	1,334
1,875	Series 2004-10, Class SC, IF, 8.27%, 02/25/34	1,902
1,193	Series 2004-14, Class SD, IF, 1.45%, 03/25/34	661
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	876
252	Series 2004-21, Class CO, PO, 04/25/34	126
1,595	Series 2004-25, Class PC, 5.50%, 01/25/34	1,530
1,317	Series 2004-25, Class SA, IF, 5.55%, 04/25/34	1,240
1,037	Series 2004-36, Class PC, 5.50%, 02/25/34	995
1,898	Series 2004-36, Class SA, IF, 5.55%, 05/25/34	1,721
1,131	Series 2004-76, Class CL, 4.00%, 10/25/19	1,004
867	Series 2005-52, Class PA, 6.50%, 06/25/35	890
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	1,952
2,500	Series 2005-84, Class XM, 5.75%, 10/25/35	2,476
2,620	Series 2005-110, Class GJ, 5.50%, 11/25/30	2,577
989	Series 2006-22, Class AO, PO, 04/25/36	675
	Federal National Mortgage Association Whole Loan
2,136	Series 2002-W5, Class A7, 6.25%, 08/25/30	2,143
535	Series 2002-W5, Class A10, IF, IO, 3.02%, 11/25/30	30
1,918	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,937
545	Series 2003-W4, Class 2A, 6.50%, 10/25/42	550
399	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	395
1,671	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	1,706
	Government National Mortgage Association
535	Series 1994-3, Class PQ, 7.49%, 07/16/24	555
1,872	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,945
2,393	Series 1994-7, Class PQ, 6.50%, 10/16/24	2,447
727	Series 1995-3, Class DQ, 8.05%, 06/16/25	752
205	Series 1995-7, Class CQ, 7.50%, 09/16/25	212
1,539	Series 1996-16, Class E, 7.50%, 08/16/26	1,587
325	Series 1998-26, Class K, 7.50%, 09/17/25	337
5,072	Series 1999-4, Class ZB, 6.00%, 02/20/29	5,054
4,049	Series 1999-10, Class ZC, 6.50%, 04/20/29	4,115
742	Series 1999-30, Class S, IF, IO, 3.52%, 08/16/29	47
557	Series 1999-41, Class Z, 8.00%, 11/16/29	581
435	Series 1999-44, Class PC, 7.50%, 12/20/29	453
992	Series 2000-6, Class Z, 7.50%, 02/20/30	1,026
733	Series 2000-9, Class PB, 7.50%, 06/16/26	737
179	Series 2000-9, Class Z, 8.00%, 06/20/30	186
2,980	Series 2000-9, Class ZJ, 8.50%, 02/16/30	3,203
1,586	Series 2000-14, Class PD, 7.00%, 02/16/30	1,624
465	Series 2000-16, Class ZN, 7.50%, 02/16/30	485
2,527	Series 2000-37, Class B, 8.00%, 12/20/30	2,631
204	Series 2000-38, Class AH, 7.15%, 12/20/30	207
1,580	Series 2001-7, Class PK, 6.50%, 03/20/31	1,601
91	Series 2001-32, Class WA, IF, 7.42%, 07/20/31	89
1,595	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,623
590	Series 2002-7, Class PG, 6.50%, 01/20/32	599
963	Series 2002-31, Class S, IF, IO, 3.62%, 01/16/31	82
2,070	Series 2002-36, Class VB, 6.50%, 07/20/19	2,073
1,595	Series 2002-40, Class UK, 6.50%, 06/20/32	1,630
8,773	Series 2002-45, Class QE, 6.50%, 06/20/32	8,979
1,595	Series 2002-47, Class PG, 6.50%, 07/16/32	1,622
1,595	Series 2002-47, Class PY, 6.00%, 07/20/32	1,574
142	Series 2002-47, Class VB, 6.50%, 09/20/17	142
2,556	Series 2002-47, Class ZA, 6.50%, 07/20/32	2,604
681	Series 2002-48, Class VM, 6.50%, 09/20/16	682
219	Series 2002-51, Class SG, IF, 10.48%, 04/20/31	233
1,290	Series 2002-54, Class GB, 6.50%, 08/20/32	1,311
4,016	Series 2002-67, Class VA, 6.00%, 03/20/13	4,017
597	Series 2002-79, Class KV, 6.00%, 11/20/13	599
503	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	16
5,380	Series 2002-88, Class VA, 6.00%, 12/20/17	5,390
1,749	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	324

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,202	Series 2003-4, Class NY, 5.50%, 12/20/13	1,195
435	Series 2003-24, PO, 03/16/33	337
1,196	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,217
1,631	Series 2003-52, Class AP, PO, 06/16/33	1,209
773	Series 2003-95, Class SC, IF, IO, 1.92%, 09/17/31	19
333	Series 2004-28, Class S, IF, 5.69%, 04/16/34	301
695	Series 2004-73, Class AE, IF, 4.37%, 08/17/34	621
	Vendee Mortgage Trust
2,463	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	2,445
4,004	Series 1996-1, Class 1Z, 6.75%, 02/15/26	4,005
1,365	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,395
5,700	Series 1997-1, Class 2Z, 7.50%, 02/15/27	5,933
1,387	Series 1998-1, Class 2E, 7.00%, 09/15/27	1,416

		465,546

	Non-Agency CMO — 6.7%
1,500	American Home Mortgage Investment Corp., Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	1,441
	Banc of America Funding Corp.
538	Series 2004-1, PO, 03/25/34	423
373	Series 2005-7, Class 30, PO, 11/25/35	241
2,082	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	2,024
	Banc of America Mortgage Securities
988	Series 2003-11, PO, 02/25/34	770
406	Series 2003-8 Class A, PO, 11/25/33	290
695	Series 2004-6, Class A, PO, 07/25/34	432
1,050	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	1,022
411	Bank of America Alternative Loan Trust, Series 2003-11, PO, 01/25/34	299
	Bear Stearns Adjustable Rate Mortgage Trust
516	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	500
1,962	Series 2006-1, Class 1A1, FRN, 4.63%, 02/25/36	1,916
234	BHN II Mortgage Fund, Series 1997-1, Class A2, 7.92%, 07/25/09 (i)	6
909	Cendant Mortgage Corp., Series 2004-1, Class P, PO, 02/25/34	600
	Citicorp Mortgage Securities, Inc.
2,844	Series 2004-1, Class A1, 4.75%, 01/25/34	2,718
1,647	Series 2004-5, Class A5, 4.50%, 08/25/34	1,572
	Citigroup Mortgage Loan Trust, Inc.
1,215	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,220
676	Series 2003-UST1, Class 1, PO, 12/25/18	513
2,051	Series 2003-UST1, Class A1, 5.50%, 12/25/18	2,005
688	Series 2005-1, Class 2A1A, VAR, 4.73%, 04/25/35	678
	Countrywide Alternative Loan Trust
4,785	Series 2002-8, Class A4, 6.50%, 07/25/32	4,737
2,389	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	2,181
1,300	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	1,228
	Countrywide Home Loan Mortgage Pass Through Trust
3,679	Series 2003-26, Class 1A6, 3.50%, 08/25/33	3,224
667	Series 2003-J13, PO, 01/25/34	491
1,907	Series 2003-J7, Class 4A3, IF, 3.24%, 08/25/18	1,684
508	Series 2004-HYB3, Class 2A, VAR, 4.09%, 06/20/34	491
2,229	Series 2005-22, Class 2A1, FRN, 5.32%, 11/25/35	2,193
747	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	563
186	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A, 7.50%, 06/25/20 (e)	186
700	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	549
	First Horizon Asset Securities, Inc.
2,279	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	2,235
3,377	Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35	3,322
798	Series 2004-AR7, Class 2A2, FRN, 4.93%, 02/25/35	783
2,045	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	1,985
	MASTR Alternative Loans Trust
714	Series 2003-9, Class 8A1, 6.00%, 01/25/34	700
985	Series 2004-10, Class 1A1, 4.50%, 09/25/19	926
359	Series 2004-7, Class 30, PO, 08/25/34	248
	MASTR Asset Securitization Trust
692	Series 2003-4, Class 2A2, 5.00%, 05/25/18	682
652	Series 2004-8, PO, 08/25/19	505
2,268	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	1,557
19	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, 7.43%, 08/01/24	19
-(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 8,169.12%, 04/20/21	2

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

755	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.40%, 02/25/35	757
	Nomura Asset Acceptance Corp.
1,118	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,101
909	Series 2003-A1, Class A2, 6.00%, 05/25/33	905
206	Series 2003-A1, Class A5, 7.00%, 04/25/33	205
876	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	871
1	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	1
	Residential Accredit Loans, Inc.
1,330	Series 2002-QS16, Class A3, IF, 6.00%, 10/25/17	1,270
6,727	Series 2002-QS8, Class A5, 6.25%, 06/25/17	6,710
2,022	Series 2003-QS14, Class A1, 5.00%, 07/25/18	1,942
1,467	Series 2003-QS3, Class A2, IF, 5.32%, 02/25/18	1,383
2,673	Series 2003-QS3, Class A8, IF, IO, 2.52%, 02/25/18	165
6,161	Series 2003-QS9, Class A3, IF, IO, 2.47%, 05/25/18	436
798	Series 2004-QS8, Class A2, 5.00%, 06/25/34	768
	Residential Funding Mortgage Securities I
798	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	737
2,541	Series 2003-S7, Class A17, 4.00%, 05/25/33	2,416
2,114	Series 2005-SA4, Class 1A1, VAR, 4.98%, 09/25/35	2,087
27	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	27
363	Salomon Brothers Mortgage Securities VII, Series 2003-UP2, Class 1, PO, 12/25/18	293
186	Structured Mortage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	187
1,000	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	944
477	Washington Mutual Mortgage Securities Corp., Series 2003-MS7, Class P, PO, 03/25/33	359
	Washington Mutual, Inc.
1,196	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,138
452	Series 2003-S10, Class A6, PO, 10/25/18	291
905	Series 2004-S3, Class 2A3, IF, 4.86%, 07/25/34	836
	Wells Fargo Mortgage Backed Securities Trust
763	Series 2003-11, Class 1A, PO, 10/25/18	584
1,595	Series 2003-13, Class A7, 4.50%, 11/25/18	1,445
702	Series 2003-17, Class 2A4, 5.50%, 01/25/34	682
1,269	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,221
4,129	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	4,034
1,232	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	1,193
1,994	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,893

		86,042

	Total Collateralized Mortgage Obligations
	(Cost $574,391)	551,588

	Commercial Mortgage Backed Securities — 1.0%
2,200	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	2,128
	Bear Stearns Commercial Mortgage Securities
304	Series 2000-WF1, Class A1, 7.64%, 02/15/32	311
945	Series 2004-T16, Class A2, 3.70%, 02/13/46	912
1,100	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	1,045
1,420	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	1,389
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.44%, 02/12/39	978
1,113	Merrill Lynch Mortgage Investors, Inc., Series 1997-C2, Class A2, 6.54%, 12/10/29	1,124
1,850	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	1,744
3,190	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	3,040

	Total Commercial Mortgage Backed Securities
	(Cost $13,192)	12,671

	Corporate Bonds — 19.7%
	Aerospace & Defense — 0.2%
1,100	Northrop Grumman Corp., 7.13%, 02/15/11	1,164
965	Systems 2001 AT LLC (Cayman Islands) 7.16%, 12/15/11 (e)	991

		2,155

	Air Freight & Logistics — 0.3%
3,274	FedEx Corp., 6.72%, 01/15/22	3,408

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Airlines — 0.4%
419	American Airlines, Inc., Series 1999-1, 7.02%, 04/15/11	430
	Continental Airlines, Inc.
191	Series 1999-2, Class A1, 7.26%, 03/15/20	197
798	Series 1999-2, Class A2, 7.06%, 09/15/09	817
663	Delta Air Lines, Inc., Series 2001-1, 6.62%, 03/18/11 (d)	668
1,296	Southwest Airlines Co., Series 2001-1, 5.50%, 11/01/06	1,297
1,545	United Airlines, Inc., Series 2001-1, 6.07%, 09/01/14	1,533

		4,942

	Automobiles — 0.3%
	DaimlerChrysler NA Holding Corp.
1,595	4.75%, 01/15/08	1,572
2,791	7.20%, 09/01/09	2,893

		4,465

	Capital Markets — 3.5%
4,785	Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09	4,501
	Credit Suisse First Boston USA, Inc.
439	4.70%, 06/01/09	428
1,595	5.50%, 08/15/13	1,554
6,460	6.13%, 11/15/11	6,558
	Goldman Sachs Group, Inc.
1,061	3.88%, 01/15/09	1,018
598	4.75%, 07/15/13	559
1,000	5.15%, 01/15/14	950
1,675	5.25%, 10/15/13	1,610
1,914	6.60%, 01/15/12	1,986
4,387	6.88%, 01/15/11	4,585
399	7.35%, 10/01/09	420
	Lehman Brothers Holdings, Inc.
798	4.00%, 01/22/08	779
900	Series G, 4.80%, 03/13/14	837
1,795	6.63%, 01/18/12	1,868
	Merrill Lynch & Co., Inc.
595	Series B, 3.70%, 04/21/08	577
700	Series C, 5.00%, 01/15/15	655
798	5.45%, 07/15/14	771
798	Series B, 3.13%, 07/15/08	761
1,196	Series C, 4.13%, 01/15/09	1,156
	Morgan Stanley
957	4.25%, 05/15/10	908
578	4.75%, 04/01/14	531
4,466	6.60%, 04/01/12	4,651
4,885	6.75%, 04/15/11	5,099
2,393	State Street Corp., 7.65%, 06/15/10	2,560

		45,322

	Chemicals — 0.1%
1,196	Dow Chemical Co. (The), 6.13%, 02/01/11	1,216

	Commercial Banks — 2.8%
	Bank of America Corp.
2,393	3.88%, 01/15/08	2,335
500	5.25%, 12/01/15	475
1,595	7.40%, 01/15/11	1,707
5,580	7.80%, 02/15/10	5,973
598	Branch Banking & Trust Co., 4.88%, 01/15/13	571
3,988	First Bank NA, 6.50%, 02/01/08	4,057
3,988	Firstar Bank NA, 7.13%, 12/01/09	4,172
1,595	Keycorp, Series G, 4.70%, 05/21/09	1,557
917	Mellon Funding Corp., 3.25%, 04/01/09	861
798	Popular North America, Inc., 4.25%, 04/01/08	776
1,495	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,432
901	Suntrust Bank, 6.38%, 04/01/11	926

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

815	Textron Financial Corp., 5.13%, 02/03/11	796
798	Wachovia Bank NA, 7.80%, 08/18/10	857
	Wachovia Corp.
2,791	3.50%, 08/15/08	2,675
1,712	3.63%, 02/17/09	1,631
1,784	Wells Fargo & Co., 3.13%, 04/01/09	1,673
	Wells Fargo Bank NA
319	6.45%, 02/01/11	330
2,472	7.55%, 06/21/10	2,651

		35,455

	Commercial Services & Supplies — 0.1%
1,117	PHH Corp., 7.13%, 03/01/13	1,126

	Computers & Peripherals — 0.1%
1,117	International Business Machines Corp., 5.39%, 01/22/09	1,113

	Consumer Finance — 2.1%
1,595	American Express Credit Corp., 3.00%, 05/16/08	1,523
	American General Finance Corp.
518	Series H, 4.50%, 11/15/07	511
359	Series H, 5.38%, 10/01/12	350
279	Capital One Bank, 5.75%, 09/15/10	279
	Ford Motor Credit Co.
690	5.80%, 01/12/09	631
2,900	7.38%, 10/28/09	2,671
2,250	7.88%, 06/15/10	2,076
	General Motors Acceptance Corp.
300	6.13%, 09/15/06	299
1,600	7.25%, 03/02/11	1,526
	HSBC Finance Corp.
798	4.75%, 05/15/09	780
5,583	5.88%, 02/01/09	5,629
798	6.38%, 11/27/12	819
798	6.50%, 11/15/08	815
1,783	6.75%, 05/15/11	1,856
1,196	7.20%, 07/15/06	1,198
2,752	8.00%, 07/15/10	2,979
	SLM Corp.
850	4.00%, 01/15/10	805
1,037	Series A, 5.38%, 01/15/13	1,013
798	Toyota Motor Credit Corp., 2.88%, 08/01/08	757

		26,517

	Diversified Financial Services — 2.6%
4,367	Associates Corp. of N. America, 8.15%, 08/01/09	4,684
320	Caterpillar Financial Services Corp., SeriesF, 3.45%, 01/15/09	304
650	CIT Group, Inc., 7.75%, 04/02/12	710
	Citigroup, Inc.
479	3.50%, 02/01/08	465
798	4.25%, 07/29/09	769
500	4.70%, 05/29/15	460
1,994	5.63%, 08/27/12	1,981
319	6.20%, 03/15/09	325
	General Electric Capital Corp.
1,795	Series A, 3.50%, 05/01/08	1,732
1,675	Series A, 4.25%, 01/15/08	1,645
1,096	Series A, 4.63%, 09/15/09	1,068
2,791	Series A, 5.38%, 03/15/07	2,792
4,103	Series A, 5.88%, 02/15/12	4,148
4,785	Series A, 6.00%, 06/15/12	4,861
2,034	Series A, 6.13%, 02/22/11	2,080
212	Series A, 7.88%, 12/01/06	215
	International Lease Finance Corp.
698	4.50%, 05/01/08	684
598	5.88%, 05/01/13	594
	John Hancock Global Funding II
957	3.50%, 01/30/09 (e)	910
957	7.90%, 07/02/10 (e)	1,043
823	National Rural Utilities Cooperative Finance Corp., 7.30%, 09/15/06	827

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

798	Washington Mutual Financial Corp., 6.88%, 05/15/11	836

		33,133

	Diversified Telecommunication Services — 1.9%
558	Ameritech Capital Funding, 6.15%, 01/15/08	561
500	BellSouth Corp., 5.20%, 09/15/14	470
830	Bellsouth Telecommunications, 6.30%, 12/15/15	836
3,270	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	3,606
2,313	France Telecom S.A. (France), 7.75%, 03/01/11	2,498
694	New York Telephone Co., 6.00%, 04/15/08	695
2,233	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	2,374
182	Nynex Corp., 9.55%, 05/01/10	192
	Sprint Capital Corp.
4,267	6.00%, 01/15/07	4,277
319	7.63%, 01/30/11	341
718	8.38%, 03/15/12	801
1,117	TELUS Corp. (Canada),
	8.00%, 06/01/11	1,220
798	Verizon Florida, Inc.,
	Series F, 6.13%, 01/15/13	779
4,187	Verizon Global Funding Corp., 7.25%, 12/01/10	4,407
1,595	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	1,436

		24,493

	Electric Utilities — 0.5%
319	Alabama Power Co., 4.70%, 12/01/10	307
917	Carolina Power & Light Co., 5.13%, 09/15/13	877
2,153	Constellation Energy Group, Inc., 6.35%, 04/01/07	2,165
798	DTE Energy Co., Series A, 6.65%, 04/15/09	816
1,595	Exelon Generation Co., LLC, 6.95%, 06/15/11	1,668
216	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	208
60	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	60

		6,101

	Food & Staples Retailing — 0.1%
1,196	Kroger Co. (The), 8.05%, 02/01/10	1,279

	Gas Utilities — 0.1%
3,230	Enron Corp., 6.75%, 07/01/05 (d) (i)	-(h	)
638	KeySpan Gas East Corp., 7.88%, 02/01/10	682
1,037	Southern California Gas Co., 4.80%, 10/01/12	987

		1,669

	Hotels, Restaurants & Leisure — 0.0% (g)
319	Harrah’s Operating Co., Inc., 8.00%, 02/01/11	342

	Independent Power Producers & Energy Traders — 0.2%
	Duke Energy Corp.
1,795	4.20%, 10/01/08	1,739
1,595	5.63%, 11/30/12	1,587

		3,326

	Industrial Conglomerates — 0.1%
	Tyco International Group S.A. (Bermuda)
598	6.38%, 10/15/11	612
997	6.75%, 02/15/11	1,034

		1,646

	Insurance — 1.8%
1,515	American International Group, Inc., 4.25%, 05/15/13	1,380

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	ASIF Global Financing
1,795	3.90%, 10/22/08 (e)	1,729
2,393	4.90%, 01/17/13 (e)	2,282
1,595	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,635
1,595	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	1,487
873	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	847
1,755	Monumental Global Funding II, 4.38%, 07/30/09 (e)	1,694
1,276	Monumental Global Funding III, 5.20%, 01/30/07 (e)	1,274
479	Nationwide Financial Services, 6.25%, 11/15/11	488
	New York Life Global Funding
877	3.88%, 01/15/09 (e)	841
1,994	5.38%, 09/15/13 (e)	1,949
917	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	883
	Principal Life Global Funding I
798	2.80%, 06/26/08 (e)	757
3,015	6.25%, 02/15/12 (e)	3,085
	Protective Life Secured Trust
853	4.00%, 10/07/09	820
1,595	4.00%, 04/01/11	1,480
299	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	278

		22,909

	Media — 0.7%
418	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	466
479	Comcast Corp., 5.50%, 03/15/11	471
718	Cox Communications, Inc., 7.75%, 11/01/10	763
2,951	TCI Comminication, Inc., 9.80%, 02/01/12	3,432
	Time Warner Cos., Inc.
1,117	7.48%, 01/15/08	1,146
1,695	8.18%, 08/15/07	1,744
877	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	1,032

		9,054

	Multi-Utilities — 0.2%
1,276	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	1,290
869	PSEG Power LLC, 7.75%, 04/15/11	933

		2,223

	Oil, Gas & Consumable Fuels — 0.2%
1,874	ConocoPhillips, 8.75%, 05/25/10	2,082
218	Ras Laffan Liquefied Natural Gas Co., Ltd. (Qatar), 7.63%, 09/15/06 (e)	219

		2,301

	Paper & Forest Products — 0.2%
	International Paper Co.
1,316	4.00%, 04/01/10	1,235
514	4.25%, 01/15/09	494
558	Union Camp Corp., 6.50%, 11/15/07	564
	Weyerhaeuser Co.
109	6.13%, 03/15/07	109
160	6.75%, 03/15/12	164

		2,566

	Real Estate Management & Development — 0.2%
2,193	EOP Operating LP, 6.75%, 02/15/12	2,271
319	ERP Operating LP, 4.75%, 06/15/09	311

		2,582

	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.
785	6.13%, 03/15/09	796
798	7.13%, 12/15/10	844

		1,640

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Thrifts & Mortgage Finance — 0.7%
	Countrywide Home Loans, Inc.
917	3.25%, 05/21/08	878
3,190	Series L, 4.00%, 03/22/11	2,955
1,196	MGIC Investment Corp., 6.00%, 03/15/07	1,197
	Washington Mutual Bank FA
299	5.65%, 08/15/14	291
1,196	6.88%, 06/15/11	1,255
1,085	Washington Mutual, Inc., 4.20%, 01/15/10	1,035
1,196	World Savings Bank FSB, 4.50%, 06/15/09	1,161

		8,772

	Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services, Inc.
598	7.50%, 05/01/07	608
1,436	7.88%, 03/01/11	1,557

		2,165

	Total Corporate Bonds (Cost $257,625)	251,920

	Foreign Government Securities — 0.5%
	Mexico Government International Bond (Mexico)
1,475	4.63%, 10/08/08	1,434
1,293	6.38%, 01/16/13	1,295
850	6.63%, 03/03/15	860
2,393	Province of Quebec (Canada), 5.75%, 02/15/09	2,412

	Total Foreign Government Securities (Cost $6,040)	6,001

	Mortgage Pass-Through Securities — 3.4%
	Federal Home Loan Mortgage Corp. Gold Pools
2,503	4.00%, 05/01/14-08/01/18	2,341
900	4.50%, 10/01/18	854
2,141	5.50%, 06/01/17-07/01/35	2,078
1,868	6.00%, 04/01/18-01/01/34	1,860
884	6.50%, 12/01/13-11/01/22	899
504	7.00%, 08/01/10-04/01/26 (m)	518
599	7.50%, 08/01/08-08/01/25	613
142	8.00%, 07/01/20-11/01/24	151
488	8.50%, 01/01/10-07/01/28	519
	Federal Home Loan Mortgage Corp. Conventional Pools
75	ARM, 5.50%, 07/01/26	77
592	ARM, 5.99%, 01/01/27	604
-(h)	8.00%, 04/01/07	-(h)
81	12.00%, 08/01/15-07/01/19	87
	Federal National Mortgage Association Various Pools
3,526	4.00%, 09/01/13-07/01/18	3,299
1,604	4.50%, 11/01/14-03/01/19	1,532
235	ARM, 4.85%, 09/01/27	235
2,201	ARM, 4.86%, 01/01/35	2,173
249	ARM, 4.92%, 03/01/29	249
998	5.00%, 12/01/16-06/01/18	967
24	ARM, 5.27%, 08/01/19	24
4,057	5.50%, 04/01/33-12/01/33	3,922
100	ARM, 5.62%, 03/01/19	100
2,264	6.00%, 12/01/32-09/01/33	2,243
4,046	6.50%, 12/01/10-08/01/31	4,120
33	ARM, 6.64%, 06/01/26	34
594	7.00%, 01/01/07-08/01/32	609
681	7.50%, 10/01/12-05/01/25	705
1,270	8.00%, 11/01/12-11/01/28	1,339
559	8.50%, 07/01/24-02/01/30	600
383	9.00%, 09/01/19-12/01/30	413
105	9.50%, 12/01/18	115
42	10.00%, 02/01/24	46
61	12.50%, 01/01/16	66
	Government National Mortgage Association Various Pools
2,766	6.00%, 10/15/17-11/15/28	2,769
2,084	6.50%, 07/15/09-02/15/33	2,122
2,277	7.00%, 08/15/23-06/15/33	2,357
889	7.50%, 05/15/07-06/15/32	929

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,281	8.00%, 05/15/09-10/20/28	1,355
352	8.50%, 03/15/17-05/20/25	376
157	9.00%, 01/15/09-11/15/24	171
321	9.50%, 10/15/09-12/15/25	353
135	12.00%, 11/15/19	150

	Total Mortgage Pass-Through Securities (Cost $44,189)	43,974

	Supranational — 0.0% (g)
160	Corp. Andina de Fomento, 5.20%, 05/21/13	153
80	Inter-American Development Bank, 8.40%, 09/01/09	87

	Total Supranational (Cost $241)	240

	U.S. Government Agency Securities — 1.6%
	Federal Home Loan Bank System
300	4.25%, 04/16/07	297
6,442	4.72%, 09/20/12	6,182
798	6.21%, 06/02/09	817
	Federal Home Loan Mortgage Corp.
1,157	4.13%, 07/12/10	1,105
387	6.88%, 09/15/10	409
682	7.20%, 07/18/06	684
805	Federal Housing Authority, 7.43%, 01/01/22	805
	Federal National Mortgage Association
1,994	5.25%, 01/15/09	1,990
3,190	5.50%, 03/15/11	3,203
957	6.13%, 03/15/12	991
2,672	6.25%, 02/01/11	2,747
500	6.63%, 09/15/09	519
479	6.63%, 11/15/10	502

	Total U.S. Government Agency Securities (Cost $20,801)	20,251

	U.S. Treasury Obligations — 20.5%
	U.S. Treasury Bonds
1,595	9.88%, 11/15/15 (m)	2,153
29,381	10.38%, 11/15/12 (m)	31,549
23,927	11.75%, 11/15/14 (m)	28,956
41,314	12.00%, 08/15/13 (m)	47,269
5,742	12.50%, 08/15/14 (m)	6,999
	U.S. Treasury Inflation Indexed Bonds
1,347	3.38%, 01/15/07	1,359
8,903	4.25%, 01/15/10	9,538
	U.S. Treasury Notes
5,000	3.50%, 02/15/10	4,744
2,500	3.63%, 07/15/09	2,400
2,000	3.63%, 01/15/10	1,908
750	5.63%, 05/15/08	758
2,484	5.75%, 08/15/10	2,554
1,715	6.13%, 08/15/07	1,736
1,316	6.50%, 10/15/06	1,323
11,565	6.50%, 02/15/10 (m)	12,134
	U.S. Treasury STRIPS
4,785	PO, 05/15/08	4,342
1,000	PO, 05/15/08	907
2,393	PO, 02/15/09	2,092
10,049	PO, 05/15/09	8,674
5,982	PO, 11/15/09	5,036
1,994	PO, 02/15/10	1,661
10,348	PO, 02/15/11	8,202
3,450	PO, 08/15/11	2,667
239	PO, 02/15/12	180
14,755	PO, 05/15/12	11,014
399	PO, 08/15/12	293
5,910	PO, 11/15/12	4,272
7,976	PO, 02/15/13	5,694
2,596	PO, 08/15/13 (m)	1,809
798	PO, 11/15/13	547
11,773	PO, 02/15/14 (m)	7,951
6,684	PO, 05/15/14 (m)	4,453

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

15,798	PO, 08/15/14 (m)	10,384
9,437	PO, 11/15/14 (m)	6,119
498	PO, 08/15/15	310
8,048	PO, 11/15/15	4,935
18,889	PO, 02/15/16	11,444
3,478	PO, 05/15/16	2,074
1,595	PO, 08/15/16	938

	Total U.S. Treasury Obligations (Cost $274,542)	261,378

	Total Long-Term Investments (Cost $1,220,002)	1,177,138

Shares

	Short-Term Investments — 7.4%
	Investment Company — 7.4%
94,846	JPMorgan Liquid Assets Money Market Fund (b) (Cost $94,845)	94,845

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 7.7%
	Asset Backed Securities —0.2%
2,571	MABS, Series 2006-NC1, Class A1, FRN, 5.16%, 02/25/08	2,571

	Certificates of Deposits — 0.8%
4,998	Bank of New York, FRN, 5.19%, 05/02/08	4,998
5,000	Canadian Imperial Bank, FRN, 5.16%, 07/02/07	5,000

		9,998

	Commercial Paper — 0.5%
3,486	Bavaria Trr Corp., 5.06%, 06/20/06	3,486
3,000	Morgan Stanley, Co., Inc. FRN, 5.12%, 02/20/07	3,000

		6,486

	Corporate Notes — 3.4%
5,000	Bank of America, FRN, 5.06%, 11/07/06	5,000
2,000	Beneficial Life Insurance Co., FRN, 5.21%, 08/31/06	2,000
4,500	Beta Finance Inc., FRN, 5.12%, 01/15/08	4,500
4,200	CDC Financial Products, Inc., FRN, 5.16%, 06/30/06	4,200
4,500	Citigroup Global Markets, Inc., FRN, 5.13%, 06/07/06	4,500
4,000	Dorada Finance Inc., FRN, 5.12%, 01/14/08	4,000
1,000	Links Finance LLC, FRN, 5.11%, 10/06/06	1,000
5,000	Macquarie Bank Ltd., FRN, 5.09%, 04/20/07	5,000
	Sigma Finance, Inc.
3,000	FRN, 5.12%, 01/17/08	3,000
1,999	FRN, 5.14%, 02/27/08	1,999
7,500	World Savings Bank FSB, FRN, 5.14%, 06/20/08	7,500

	Repurchase Agreements — 2.8%

		42,699

5,003	Bank of America Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $5,004 collateralized by U.S. Government Agency Mortgages.	5,003

13,500	Citigroup Global Markets, Inc., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $13,502 collateralized by Asset Backed Securities.	13,500

17,500	Greenwich Capital, 5.13%, dated 05/31/06, due 06/01/06, repurchase price $17,502 collateralized by Asset Backed Securities.	17,500

		36,003

	Total Investments of Cash Collateral for Securities Loaned (Cost $97,757)	97,757

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)

Total Investments — 107.3% (Cost $1,412,604)	1,369,740
Liabilities in Excess of Other Assets — (7.3)%	(93,045)

Net Assets — 100.0%	$1,276,695

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(d)	Defaulted Security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.
HB

High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities are yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.
VAR	Variable. The interest rate shown is the rate in effect as of May 31, 2006.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,470
Aggregate gross unrealized depreciation	(50,334)

Net unrealized appreciation/depreciation	$(42,864)

Federal income tax cost of investments	$1,412,604

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 90.2%
	Asset Backed Securities — 0.4%
5,768	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.35%, 05/25/36	5,776
145	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	145

	Total Asset Backed Securities (Cost $5,831)	5,921

	Collateralized Mortgage Obligations — 68.8%
	Agency CMO — 42.3%
	Federal Home Loan Mortgage Corp.
8	Series 1, Class B, IO, 8.00%, 10/15/18	2
165	Series 11, Class D, 9.50%, 07/15/19	172
5	Series 16, Class B, IO, 10.00%, 06/01/20	1
61	Series 22, Class C, 9.50%, 04/15/20	60
78	Series 23, Class F, 9.60%, 04/15/20	78
46	Series 23, Class 2, IO, 10.00%, 09/01/17	12
64	Series 30, Class D, 9.50%, 02/15/20	67
2	Series 41, Class I, HB, 84.00%, 05/15/20	2
41	Series 47, Class F, 10.00%, 06/15/20	41
20	Series 59, Class 2, IO, 9.50%, 07/01/17	5
473	Series 77, Class H, 8.50%, 09/15/20	500
11	Series 81, Class A, 8.13%, 11/15/20	10
29	Series 84, Class F, 9.20%, 10/15/20	31
31	Series 99, Class Z, 9.50%, 01/15/21	32
1,990	Series 111, Class SB, IF, IO, 2.42%, 01/15/29	98
44	Series 134, Class B, IO, 9.00%, 04/01/22	10
-(h)	Series 180, Class J, HB, 1,010.00%, 09/15/21	-(h	)
-(h)	Series 186, Class I, HB, 1,009.50%, 08/15/21	-(h	)
-(h)	Series 189, Class K, HB, 1,009.50%, 10/15/21	-(h	)
1	Series 204, Class E, HB, IF, 870.48%, 05/15/23	2
1,896	Series 213, Class 2, IO, 8.00%, 03/01/23	455
63	Series 265, Class 2, 9.00%, 03/01/24	68
123	Series 285, Class 1, PO, 02/01/27	99
-(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	-(h	)
14	Series 1065, Class J, 9.00%, 04/15/21	14
48	Series 1079, Class S, IF, 16.57%, 05/15/21	49
-(h)	Series 1082, Class D, HB, 1,007.78%, 05/15/2	-(h	)
40	Series 1084, Class F, FRN, 6.08%, 05/15/21	40
28	Series 1084, Class S, IF, 22.16%, 05/15/21	29
36	Series 1133, Class H, 7.00%, 09/15/21	36
53	Series 1144, Class KB, 8.50%, 09/15/21	53
-(h)	Series 1172, Class L, HB, VAR 1,182.96%, 11/15/21	-(h	)
89	Series 1179, Class H, 7.50%, 11/15/21	89
2	Series 1196, Class B, HB, IF, 565.44%, 01/15/22	3
11	Series 1205, Class G, 7.00%, 03/15/07	11
148	Series 1246, Class J, 7.50%, 05/15/07	148
132	Series 1254, Class N, 8.00%, 04/15/22	132
577	Series 1263, Class H, 7.50%, 05/15/07 (m)	576
-(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h	)
192	Series 1343, Class LA, 8.00%, 08/15/22	193
96	Series 1343, Class LB, 7.50%, 08/15/22	96
364	Series 1374, Class Z, 7.00%, 10/15/22	370
101	Series 1395, Class G, 6.00%, 10/15/22	101
971	Series 1401, Class J, 7.00%, 10/15/22	975
78	Series 1404, Class FA, 4.50%, 11/15/07	77
29	Series 1465, Class SA, IF, IO, 3.88%, 02/15/08	1
1,192	Series 1466, Class PZ, 7.50%, 02/15/23	1,223
34	Series 1470, Class F, FRN, 4.62%, 02/15/23	34
37	Series 1505, Class QB, IF, 8.81%, 05/15/23	38
13	Series 1506, Class F, FRN, 5.27%, 05/15/08	13
1,436	Series 1512, Class J, 6.50%, 05/15/08	1,438
459	Series 1513, Class N, 6.50%, 05/15/08	459
373	Series 1518, Class G, IF, 4.04%, 05/15/23	358
305	Series 1526, Class L, 6.50%, 06/15/23	310
52	Series 1539, Class PL, 6.50%, 05/15/08	52
29	Series 1540, Class IA, 7.00%, 06/15/13	30
430	Series 1541, Class O, FRN, 4.44%, 07/15/23	420
2,269	Series 1543, Class VM, 6.90%, 04/15/23	2,317
231	Series 1544, Class J, IF, 7.48%, 07/15/08	232
56	Series 1549, Class K, 8.50%, 07/15/08	57
936	Series 1560, Class PN, 7.00%, 12/15/12	946
95	Series 1570, Class F, FRN, 5.12%, 08/15/23	95
237	Series 1570, Class SA, IF, 13.65%, 08/15/23	254

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,003	Series 1578, Class K, 6.90%, 09/15/23	1,029
114	Series 1578, Class V, IO, 7.00%, 09/15/23	24
2,248	Series 1591, Class PV, 6.25%, 10/15/23	2,265
826	Series 1596, Class D, 6.50%, 10/15/13	837
22	Series 1602, Class SA, IF, 6.09%, 10/15/23	19
68	Series 1606, Class M, FRN, 4.91%, 11/15/08	68
218	Series 1606, Class SC, IF, 11.90%, 11/15/08	230
754	Series 1609, Class L, IF, 6.23%, 11/15/23	722
544	Series 1611, Class JA, FRN, 6.12%, 08/15/23	552
39	Series 1625, Class SG, IF, 8.54%, 12/15/08	40
19	Series 1625, Class SH, IF, 8.50%, 12/15/08	19
3,196	Series 1628, Class LZ, 6.50%, 12/15/23	3,237
1,000	Series 1638, Class H, 6.50%, 12/15/23	1,016
1,513	Series 1644, Class K, 6.75%, 12/15/23	1,553
482	Series 1647, Class PK, 6.50%, 12/15/08	484
294	Series 1649, Class S, IF, 10.56%, 12/15/08	305
6	Series 1671, Class QC, IF, 10.00%, 02/15/24	6
1,435	Series 1677, Class Z, 7.50%, 07/15/23	1,478
14	Series 1686, Class SH, FRN, 7.71%, 02/15/24	15
53	Series 1688, Class W, 7.25%, 03/15/14	56
89	Series 1689, Class SD, IF, 8.54%, 10/15/23	90
756	Series 1695, Class EB, 7.00%, 03/15/24	784
125	Series 1698, Class SC, IF, 8.85%, 03/15/09	129
157	Series 1699, Class FC, FRN, 5.72%, 03/15/24	160
220	Series 1745, Class D, 7.50%, 08/15/24	219
560	Series 1798, Class F, 5.00%, 05/15/23	539
267	Series 1807, Class A, 6.00%, 11/15/08	267
35	Series 1807, Class G, 9.00%, 10/15/20	36
9,389	Series 1813, Class J, IF, IO, 1.25%, 11/15/23	237
1,032	Series 1829, Class ZB, 6.50%, 03/15/26	1,046
73	Series 1844, Class E, 6.50%, 10/15/13	74
1,903	Series 1863, Class Z, 6.50%, 07/15/26	1,928
6	Series 1865, Class D, PO, 02/15/24	4
484	Series 1899, Class ZE, 8.00%, 09/15/26	502
98	Series 1900, Class TA, PO, 08/15/08	94
483	Series 1963, Class Z, 7.50%, 01/15/27	494
127	Series 1985, Class PR, IO, 8.00%, 07/15/27	26
211	Series 1987, Class PE, 7.50%, 09/15/27	215
249	Series 2025, Class PE, 6.30%, 01/15/13	251
105	Series 2033, Class SN, IF, IO, 15.16%, 03/15/24	42
143	Series 2038, Class PN, IO, 7.00%, 03/15/28	29
756	Series 2040, Class PE, 7.50%, 03/15/28	781
173	Series 2042, Class T, 7.00%, 03/15/28	174
1,046	Series 2055, Class OE, 6.50%, 05/15/13	1,061
541	Series 2060, Class Z, 6.50%, 05/15/28	551
1,504	Series 2061, Class DC, IO, 6.50%, 06/15/28	346
3,319	Series 2075, Class PH, 6.50%, 08/15/28	3,365
1,005	Series 2086, Class GB, 6.00%, 09/15/28	1,000
212	Series 2089, Class PJ, IO, 7.00%, 10/15/28	41
3,420	Series 2102, Class TC, 6.00%, 12/15/13 (m)	3,448
2,230	Series 2102, Class TU, 6.00%, 12/15/13 (m)	2,248
2,043	Series 2115, Class PE, 6.00%, 01/15/14	2,059
1,022	Series 2125, Class JZ, 6.00%, 02/15/29	1,018
122	Series 2132, Class PD, 6.00%, 11/15/27	123
360	Series 2132, Class SB, IF, 8.79%, 03/15/29	357
536	Series 2132, Class ZL, 6.50%, 03/15/29	545
57	Series 2135, Class UK, IO, 6.50%, 03/15/14	9
48	Series 2141, Class IO, 7.00%, 04/15/29	11
125	Series 2161, Class PG, 6.00%, 04/15/28	125
165	Series 2163, Class PC, IO, 7.50%, 06/15/29	38
377	Series 2178, Class PB, 7.00%, 08/15/29	385
288	Series 2189, Class SA, IF, 7.41%, 02/15/28	289
607	Series 2201, Class C, 8.00%, 11/15/29	630
1,685	Series 2209, Class TC, 8.00%, 01/15/30	1,781
719	Series 2210, Class Z, 8.00%, 01/15/30	745
319	Series 2224, Class CB, 8.00%, 03/15/30	328
225	Series 2247, Class Z, 7.50%, 08/15/30	226
361	Series 2254, Class Z, 9.00%, 09/15/30	376
973	Series 2256, Class MC, 7.25%, 09/15/30	985
1,625	Series 2259, Class ZM, 7.00%, 10/15/30	1,665
1,629	Series 2271, Class PC, 7.25%, 12/15/30	1,657
756	Series 2283, Class K, 6.50%, 12/15/23	774
576	Series 2296, Class PD, 7.00%, 03/15/31	592
37	Series 2299, Class G, 7.00%, 05/15/14 (m)	37
1,192	Series 2303, Class ZN, 8.50%, 04/15/29	1,405
235	Series 2306, Class K, PO, 05/15/24	192
588	Series 2306, Class SE, IF, IO, 5.58%, 05/15/24	74
200	Series 2312, Class KV, 6.50%, 05/15/14	200
1	Series 2317, Class VG, 6.50%, 04/15/31 (m)	1
2,943	Series 2323, Class VO, 6.00%, 10/15/22	2,952

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,678	Series 2344, Class QG, 6.00%, 08/15/16	3,706
4,425	Series 2344, Class ZD, 6.50%, 08/15/31	4,489
471	Series 2344, Class ZJ, 6.50%, 08/15/31	477
379	Series 2345, Class NE, 6.50%, 08/15/31	384
1,259	Series 2347, Class VP, 6.50%, 03/15/20	1,278
245	Series 2349, Class NW, 6.50%, 10/15/16	244
5	Series 2353, Class PC, 6.50%, 09/15/15	5
1,374	Series 2353, Class TD, 6.00%, 09/15/16	1,390
1,398	Series 2355, Class BP, 6.00%, 09/15/16	1,409
1,108	Series 2358, Class PD, 6.00%, 09/15/16	1,116
2,173	Series 2359, Class PM, 6.00%, 09/15/16	2,188
561	Series 2359, Class ZB, 8.50%, 06/15/31	632
2,596	Series 2360, Class PG, 6.00%, 09/15/16	2,616
1,055	Series 2362, Class PD, 6.50%, 06/15/20	1,062
130	Series 2362, Class PJ, 6.50%, 10/15/28	131
752	Series 2363, Class PF, 6.00%, 09/15/16	757
1,318	Series 2366, Class MD, 6.00%, 10/15/16	1,328
321	Series 2368, Class AS, IF, 7.72%, 10/15/31	318
996	Series 2368, Class TG, 6.00%, 10/15/16	1,003
353	Series 2372, Class F, FRN, 5.58%, 10/15/31	354
361	Series 2383, Class FD, FRN, 5.58%, 11/15/31	366
660	Series 2388, Class UZ, 8.50%, 06/15/31	708
603	Series 2389, Class VA, 6.00%, 02/15/11	606
167	Series 2391, Class QE, 5.50%, 05/15/15	166
6,428	Series 2391, Class QR, 5.50%, 12/15/16	6,405
42	Series 2391, Class QT, 5.50%, 05/15/15	42
1,891	Series 2392, Class PV, 6.00%, 12/15/20	1,899
595	Series 2394, Class MC, 6.00%, 12/15/16	600
1,513	Series 2399, Class TH, 6.50%, 01/15/32	1,535
794	Series 2410, Class HC, 5.50%, 02/15/09	787
1,057	Series 2410, Class OE, 6.38%, 02/15/32	1,067
1,412	Series 2410, Class QS, IF, 6.29%, 02/15/32	1,322
686	Series 2410, Class QX, IF, IO, 3.57%, 02/15/32	47
698	Series 2412, Class SE, IF, 5.54%, 02/15/09	690
1,054	Series 2423, Class MC, 7.00%, 03/15/32	1,081
1,208	Series 2423, Class MT, 7.00%, 03/15/32	1,238
1,545	Series 2425, Class OB, 6.00%, 03/15/17	1,557
1,513	Series 2434, Class TC, 7.00%, 04/15/32	1,554
2,913	Series 2436, Class MC, 7.00%, 04/15/32	2,990
860	Series 2444, Class ES, IF, IO, 2.87%, 03/15/32	48
817	Series 2450, Class GZ, 7.00%, 05/15/32	839
975	Series 2450, Class SW, IF, IO, 2.92%, 03/15/32	72
382	Series 2458, Class OD, 6.00%, 04/15/16	383
2,484	Series 2458, Class QE, 5.50%, 06/15/17	2,472
1,434	Series 2460, Class VZ, 6.00%, 11/15/29	1,425
584	Series 2461, Class VB, 6.50%, 04/15/18	585
1,258	Series 2462, Class NB, 6.50%, 06/15/22	1,291
298	Series 2470, Class SL, IF, 9.00%, 01/15/27	307
2,687	Series 2474, Class SJ, IF, IO, 2.57%, 07/15/17	135
969	Series 2480, Class PV, 6.00%, 07/15/11	977
2,606	Series 2498, Class UD, 5.50%, 06/15/16	2,602
1,445	Series 2500, Class GD, 5.50%, 12/15/15	1,443
2,179	Series 2500, Class TD, 5.50%, 02/15/16	2,175
2,160	Series 2513, Class YO, PO, 02/15/32	1,800
2,269	Series 2515, Class DE, 4.00%, 03/15/32	2,050
471	Series 2517, Class SE, IF, 3.55%, 10/15/09	449
559	Series 2519, Class BT, 8.50%, 09/15/31	595
1,682	Series 2527, Class VU, 5.50%, 10/15/13	1,667
1,513	Series 2533, Class HB, 5.50%, 12/15/17	1,489
1,210	Series 2535, Class BK, 5.50%, 12/15/22	1,187
756	Series 2541, Class GX, 5.50%, 02/15/17	754
3,646	Series 2553, Class GF, FRN, 5.48%, 02/15/17	3,663
2,269	Series 2557, Class WJ, 5.00%, 07/15/14	2,249
1,416	Series 2565, Class MB, 6.00%, 05/15/30	1,419
622	Series 2571, Class SK, IF, 12.59%, 09/15/23	724
2,067	Series 2586, Class WI, IO, 6.50%, 03/15/33	521
3,383	Series 2594, Class VA, 6.00%, 03/15/14	3,397
1,175	Series 2594, Class VP, 6.00%, 02/15/14	1,180
1,962	Series 2597, Class DS, IF, IO, 2.47%, 02/15/33	101
3,116	Series 2599, Class DS, IF, IO, 1.92%, 02/15/33	144
2,717	Series 2610, Class DS, IF, IO, 2.02%, 03/15/33	147
6,443	Series 2611, Class SH, IF, IO, 2.57%, 10/15/21	353
1,513	Series 2611, Class UH, 4.50%, 05/15/18	1,393
3,403	Series 2617, Class GR, 4.50%, 05/15/18	3,141
569	Series 2624, Class IU, IO, 5.00%, 06/15/33	129
12,375	Series 2626, Class NS, IF, IO, 1.47%, 06/15/23	481
4,256	Series 2630, Class KN, 2.50%, 04/15/13	4,116
3,025	Series 2631, Class LC, 4.50%, 06/15/18	2,798
625	Series 2633, Class EO, PO, 08/15/33	364
4,202	Series 2637, Class SA, IF, IO, 1.02%, 06/15/18	91

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

717	Series 2640, Class UG, IO, 5.00%, 01/15/32	238
1,518	Series 2640, Class UR, IO, 4.50%, 08/15/17	150
1,036	Series 2643, Class HI, IO, 4.50%, 12/15/16	104
984	Series 2643, Class KG, 4.00%, 05/15/18	979
8,323	Series 2650, Class SO, PO, 12/15/32	6,587
1,665	Series 2656, Class SH, IF, 6.36%, 02/15/25	1,575
4,458	Series 2668, Class SB, IF, 2.68%, 10/15/15	3,921
1,513	Series 2672, Class ME, 5.00%, 11/15/22	1,440
763	Series 2672, Class SJ, IF, 2.64%, 09/15/16	640
9,831	Series 2675, Class CK, 4.00%, 09/15/18 (m)	8,722
1,893	Series 2682, Class YS, IF, 1.47%, 10/15/33	945
126	Series 2683, Class SG, IF, 5.21%, 09/15/33	106
522	Series 2683, Class VA, 5.50%, 02/15/21	521
1,966	Series 2684, Class TO, PO, 10/15/33	1,004
6,126	Series 2686, Class GB, 5.00%, 05/15/20	6,020
3,905	Series 2686, Class NS, IF, IO, 2.52%, 10/15/21	228
1,448	Series 2691, Class WS, IF, 1.38%, 10/15/33	877
707	Series 2694, Class BA, 4.00%, 06/15/31	675
2,269	Series 2702, Class PC, 5.00%, 01/15/23	2,131
835	Series 2705, Class SC, IF, 1.38%, 11/15/33	445
1,978	Series 2705, Class SD, IF, 2.47%, 11/15/33	1,233
3,781	Series 2715, Class OG, 5.00%, 01/15/23	3,544
5,372	Series 2716, Class UN, 4.50%, 12/15/23	4,800
3,025	Series 2720, Class PC, 5.00%, 12/15/23	2,877
2,540	Series 2721, Class PI, IO, 5.00%, 05/15/16	157
4,538	Series 2727, Class BS, IF, 1.45%, 01/15/34	2,180
152	Series 2727, PO, 01/15/34	78
139	Series 2733, Class GF, FRN, 0.00%, 09/15/33	139
587	Series 2739, Class S, IF, 1.84%, 01/15/34	365
838	Series 2744, Class FE, FRN, 0.00%, 02/15/34	657
2,178	Series 2744, Class PC, 5.50%, 01/15/31	2,180
5,701	Series 2744, Class PD, 5.50%, 08/15/33	5,679
3,025	Series 2744, Class TU, 5.50%, 05/15/32	2,928
2,171	Series 2749, Class PK, IO, 5.00%, 09/15/22	113
642	Series 2753, Class S, IF, 1.84%, 02/15/34	358
1,846	Series 2755, Class SA, IF, 4.04%, 05/15/30	1,626
1,058	Series 2756, Class NA, 5.00%, 02/15/24	1,014
1,000	Series 2764, Class OE, 4.50%, 03/15/19	924
452	Series 2769, PO, 03/15/34	237
704	Series 2774, Class QO, PO, 02/15/34	617
1,775	Series 2776, Class SK, IF, 1.45%, 04/15/34	1,085
534	Series 2777, Class DV, 6.50%, 11/15/17	545
404	Series 2778, Class BS, IF, 3.05%, 04/15/34	278
2,956	Series 2780, Class JG, 4.50%, 04/15/19	2,690
2,450	Series 2780, Class YC, 5.00%, 04/15/19	2,331
1,022	Series 2801, Class BS, IF, 3.94%, 05/15/34	836
799	Series 2827, Class NT, IF, 8.00%, 01/15/22	790
590	Series 2827, Class SQ, FRN, 7.50%, 01/15/19	563
1,129	Series 2846, PO, 08/15/34	766
89	Series 2925, Class ZM, 5.00%, 01/15/35	89
1,505	Series 2971, Class GB, 5.00%, 11/15/16	1,481
1,000	Series 2971, Class GC, 5.00%, 07/15/18	970
396	Series 2975, Class KO, PO, 05/15/35	192
1,819	Series 2989, PO, 06/15/23	1,342
763	Series 3027, Class PZ, 4.50%, 09/15/25	761
4,000	Series 3047, Class OB, 5.50%, 12/15/33	3,956
3,601	Series 3101, Class EA, 6.00%, 06/15/20	3,599
3,450	Series 3117, Class OK, PO, 02/15/36	2,262
3,293	Series 3118, Class DM, 5.00%, 02/15/24	3,001
1,515	Series 3122, Class ZB, 6.00%, 03/15/36	1,371
2,338	Series 3134, Class PO, 03/15/36	1,647
2,655	Series 3138, Class PO, 04/15/36	1,888
3,500	Series 3150, Class PO, 05/15/36	2,549
2,100	Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,594
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
1,458	Series T-41, Class 3A, 7.50%, 07/25/32 (m)	1,499
324	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	328
397	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	404
3,043	Series T-54, Class 2A, 6.50%, 02/25/43	3,073
875	Series T-54, Class 3A, 7.00%, 02/25/43	892
756	Series T-58, Class A, PO, 09/25/43	633
	Federal National Mortgage Association
1,263	Series 340, Class 1, PO, 09/01/33	861
280	Series 1988-7, Class Z, 9.25%, 04/25/18	295
12	Series 1988-11, Class D, PO, 05/25/18	10
11	Series 1988-29, Class B, 9.50%, 12/25/18	12
40	Series 1989-19, Class A, 10.30%, 04/25/19	43
26	Series 1989-21, Class G, 10.45%, 04/25/19	28
72	Series 1989-27, Class Y, 6.90%, 06/25/19	73
71	Series 1989-70, Class G, 8.00%, 10/25/19	74

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

31	Series 1989-78, Class H, 9.40%, 11/25/19	34
32	Series 1989-89, Class H, 9.00%, 11/25/19	34
29	Series 1990-60, Class K, 5.50%, 06/25/20	28
28	Series 1990-93, Class G, 5.50%, 08/25/20	27
-(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	13
137	Series 1990-102, Class J, 6.50%, 08/25/20	138
13	Series 1990-134, Class SC, IF, 13.96%, 11/25/20	16
1	Series 1990-140, Class K, HB, 652.15%, 12/25/20	17
-(h)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	3
-(h)	Series 1991-60, Class PM, HB, 1,009.00%, 06/25/21	8
-(h)	Series 1991-133, Class L, HB, 1182.75%, 09/25/06	-(h	)
1,596	Series 1992-7, Class Q, 8.00%, 01/25/18	1,628
1,145	Series 1993-25, Class J, 7.50%, 03/25/23	1,191
118	Series 1992-33, Class F, FRN, 4.66%, 03/25/22	116
108	Series 1992-38, Class Z, 7.50%, 02/25/22	110
407	Series 1992-73, Class H, 7.50%, 05/25/22	417
67	Series 1992-101, Class J, 7.50%, 06/25/22	68
77	Series 1992-170, Class K, 7.00%, 09/25/07	77
1,179	Series 1992-188, Class PZ, 7.50%, 10/25/22	1,229
174	Series 1993-8, Class H, 7.00%, 01/25/08	175
533	Series 1993-27, Class S, IF, 2.11%, 02/25/23	455
230	Series 1993-31, Class K, 7.50%, 03/25/23	238
298	Series 1993-51, Class B, PO, 02/25/23	285
2,337	Series 1993-54, Class Z, 7.00%, 04/25/23	2,399
125	Series 1993-62, Class SA, IF, 12.08%, 04/25/23	141
19	Series 1993-72, Class F, FRN, 4.52%, 05/25/08	18
112	Series 1993-97, Class FA, FRN, 6.34%, 05/25/23	116
86	Series 1993-108, Class D, PO, 02/25/23	75
97	Series 1993-131, Class Z, 7.00%, 07/25/08	98
240	Series 1993-162, Class F, FRN, 6.04%, 08/25/23	246
71	Series 1993-164, Class SA, IF, 10.67%, 09/25/08	74
43	Series 1993-165, Class SD, IF, 7.16%, 09/25/23	42
826	Series 1993-167, Class GA, 7.00%, 09/25/23	841
42	Series 1993-175, Class SA, IF, 11.22%, 09/25/08	44
433	Series 1993-179, Class SB, IF, 13.89%, 10/25/23	498
321	Series 1993-190, Class S, IF, 8.56%, 10/25/08	326
75	Series 1993-192, Class SC, IF, 7.30%, 10/25/08	76
21	Series 1993-196, Class FA, FRN, 4.52%, 10/25/08	21
47	Series 1993-196, Class SA, IF, 12.57%, 10/25/08	49
21	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	22
44	Series 1993-204, Class PE, IO, 6.50%, 05/25/23	4
860	Series 1993-220, Class SG, IF, 5.81%, 11/25/13	843
201	Series 1993-225, Class SG, IF, 5.96%, 12/25/13	193
5	Series 1993-225, Class VO, IF, 8.16%, 12/25/22	5
75	Series 1993-228, Class G, PO, 09/25/23	58
46	Series 1993-230, Class FA, FRN, 5.69%, 12/25/23	47
19	Series 1993-233, Class SC, IF, 6.21%, 12/25/08	19
405	Series 1993-234, Class SC, IF, 9.04%, 12/25/08	416
1,762	Series 1993-250, Class Z, 7.00%, 12/25/23	1,801
848	Series 1993-257, Class C, PO, 06/25/23	725
173	Series 1994-13, Class SK, IF, 11.41%, 02/25/09	182
1,170	Series 1994-34, Class DZ, 6.00%, 03/25/09	1,171
667	Series 1994-37, Class L, 6.50%, 03/25/24	676
149	Series 1995-2, Class Z, 8.50%, 03/25/25	156
1,467	Series 1996-14, Class SE, IF, IO, 5.73%, 08/25/23	200
160	Series 1996-20, Class L, PO, 09/25/08	151
162	Series 1996-24, Class B, PO, 10/25/08	157
61	Series 1996-59, Class J, 6.50%, 08/25/22	62
604	Series 1997-20, IF, IO, 1.84%, 03/25/27	32
108	Series 1997-24, Class Z, 8.00%, 04/18/27	114
117	Series 1997-27, Class J, 7.50%, 04/18/27	122
108	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	26
381	Series 1998-36, Class J, 6.00%, 07/18/28	381
2,172	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,171
975	Series 1998-43, Class SA, IF, IO, 10.75%, 04/25/23	263
686	Series 1999-57, Class Z, 7.50%, 12/25/19	715
686	Series 1999-62, Class PB, 7.50%, 12/18/29	711
112	Series 2000-52, IO, 8.50%, 01/25/31	30
2,811	Series 2001-4, Class ZA, 6.50%, 03/25/31	2,841
1,117	Series 2001-5, Class OW, 6.00%, 03/25/16	1,124
898	Series 2001-7, Class PF, 7.00%, 03/25/31	921
1,237	Series 2001-28, Class VB, 6.00%, 02/25/20	1,237
1,851	Series 2001-31, Class VD, 6.00%, 05/25/31	1,851
1,361	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	320
1,351	Series 2001-36, Class DE, 7.00%, 08/25/31	1,387
710	Series 2001-44, Class PD, 7.00%, 09/25/31	728
1,390	Series 2001-44, Class PU, 7.00%, 09/25/31	1,425
956	Series 2001-49, Class DQ, 6.00%, 11/25/15	958
1,229	Series 2001-49, Class LZ, 8.50%, 07/25/31	1,391
1,084	Series 2001-52, Class XN, 6.50%, 11/25/15	1,101

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

934	Series 2001-59, Class VB, 6.00%, 11/25/15	932
1,513	Series 2001-61, Class VB, 7.00%, 12/25/16	1,545
1,656	Series 2001-61, Class Z, 7.00%, 11/25/31	1,697
2,166	Series 2001-71, Class QE, 6.00%, 12/25/16	2,180
1,053	Series 2001-72, Class SX, IF, 5.63%, 12/25/31	945
756	Series 2001-74, Class MB, 6.00%, 12/25/16	769
372	Series 2001-78, Class VB, 6.00%, 12/25/15	371
954	Series 2002-1, Class HC, 6.50%, 02/25/22	968
450	Series 2002-1, Class SA, IF, 8.67%, 02/25/32	451
701	Series 2002-1, Class UD, IF, 6.67%, 12/25/23	686
1,513	Series 2002-3, Class PG, 5.50%, 02/25/17	1,504
389	Series 2002-7, Class QM, 6.00%, 02/25/20	389
699	Series 2002-8, Class SR, IF, 5.54%, 03/25/09	690
869	Series 2002-9, Class ST, IF, 7.13%, 03/25/17	865
518	Series 2002-9, Class VE, 6.50%, 12/25/12	521
3,025	Series 2002-11, Class QG, 5.50%, 03/25/17	2,988
3,856	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	203
265	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	296
6,806	Series 2002-18, Class PC, 5.50%, 04/25/17	6,794
2,164	Series 2002-19, Class PE, 6.00%, 04/25/17	2,179
341	Series 2002-36, Class HZ, 7.00%, 12/25/29	342
558	Series 2002-37, Class Z, 6.50%, 06/25/32	564
2,269	Series 2002-55, Class QE, 5.50%, 09/25/17	2,229
9,744	Series 2002-56, Class UC, 5.50%, 09/25/17 (m)	9,666
1,134	Series 2002-59, Class AC, 6.00%, 03/25/28	1,141
941	Series 2002-59, Class VB, 6.50%, 04/25/32	944
1,212	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,184
1,361	Series 2002-63, Class LB, 5.50%, 10/25/17	1,347
710	Series 2002-73, Class S, IF, 3.55%, 11/25/09	674
3,025	Series 2002-74, Class LD, 5.00%, 01/25/16	2,969
2,269	Series 2002-74, Class PD, 5.00%, 11/25/15	2,228
1,224	Series 2002-74, Class VA, 6.00%, 11/25/31	1,223
2,269	Series 2002-74, Class VB, 6.00%, 11/25/31	2,281
1,950	Series 2002-77, Class S, IF, 5.17%, 12/25/32	1,746
184	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	33
2,450	Series 2003-8, Class SB, IF, IO, 2.57%, 03/25/16	90
1,108	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	34
1,513	Series 2003-22, Class UD, 4.00%, 04/25/33	1,180
1,513	Series 2003-27, Class DW, 4.50%, 04/25/17	1,422
816	Series 2003-39, IO, VAR, 6.00%, 05/25/33	209
3,517	Series 2003-41, Class PE, 5.50%, 05/25/23	3,471
3,468	Series 2003-52, Class PA, 6.50%, 06/25/35	3,561
439	Series 2003-52, Class SX, IF, 7.71%, 10/25/31	423
1,134	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	147
510	Series 2003-67, Class VQ, 7.00%, 01/25/19	527
3,069	Series 2003-68, Class QP, 3.00%, 07/25/22	2,794
947	Series 2003-73, Class GA, 3.50%, 05/25/31	870
1,160	Series 2003-73, Class PB, 4.50%, 08/25/18	1,053
330	Series 2003-74, Class SH, IF, 1.02%, 08/25/33	185
439	Series 2003-79, Class NM, 4.00%, 05/25/22	415
13,195	Series 2003-80, Class SY, IF, IO, 2.57%, 06/25/23	858
1,513	Series 2003-81, Class LC, 4.50%, 09/25/18	1,406
4,383	Series 2003-83, Class PG, 5.00%, 06/25/23	4,163
756	Series 2003-86, Class PX, 4.50%, 02/25/17	725
1,026	Series 2003-91, Class SD, IF, 4.03%, 09/25/33	843
821	Series 2003-92, Class SH, IF, 2.98%, 09/25/18	598
1,891	Series 2003-106, Class US, IF, 1.45%, 11/25/23	1,103
977	Series 2003-106, PO, 08/25/17	817
1,500	Series 2003-113, Class PC, 4.00%, 03/25/15	1,439
7,052	Series 2003-116, Class SB, IF, IO, 2.52%, 11/25/33	342
4,000	Series 2003-117, Class JB, 3.50%, 06/25/33	3,424
1,134	Series 2003-122, Class TE, 5.00%, 12/25/22	1,059
1,513	Series 2003-128, Class KE, 4.50%, 01/25/14	1,461
2,516	Series 2003-130, Class SX, IF, 3.90%, 01/25/34	2,277
1,570	Series 2003-132, Class OA, 08/25/33	1,165
4,734	Series 2004-4, Class QI, IF, IO, 2.02%, 06/25/33	249
1,184	Series 2004-4, Class QM, IF, 4.04%, 06/25/33	1,012
3,037	Series 2004-10, Class SC, IF, 8.27%, 02/25/34	3,081
1,696	Series 2004-14, Class SD, IF, 1.45%, 03/25/34	940
2,100	Series 2004-21, Class CO, PO, 04/25/34	1,053
1,356	Series 2004-22, Class A, 4.00%, 04/25/19	1,222
1,513	Series 2004-25, Class PB, 5.50%, 05/25/32	1,486
1,134	Series 2004-25, Class PC, 5.50%, 01/25/34	1,088
4,248	Series 2004-25, Class SA, IF, 5.55%, 04/25/34	3,999
2,000	Series 2004-27, Class HB, 4.00%, 05/25/19	1,735
1,134	Series 2004-36, Class PB, 5.50%, 05/25/32	1,132
2,526	Series 2004-36, Class SA, IF, 5.55%, 05/25/34	2,291
838	Series 2004-36, Class SN, IF, 4.04%, 07/25/33	715
845	Series 2004-51, Class SY, IF, 4.08%, 07/25/34	717
2,269	Series 2004-53, Class NC, 5.50%, 07/25/24	2,212

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

420	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	414
1,891	Series 2004-92, Class JO, PO, 12/25/34	1,523
976	Series 2005-15, Class MO, PO, 03/25/35	550
1,343	Series 2005-47, Class AN, 5.00%, 12/25/16	1,321
2,070	Series 2005-58, PO, 07/25/35	1,345
1,500	Series 2005-68, Class BC, 5.25%, 06/25/35	1,400
5,000	Series 2005-68, Class PG, 5.50%, 08/25/35	4,880
5,000	Series 2005-84, Class XM, 5.75%, 10/25/35	4,953
7,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	6,884
4,000	Series 2005-110, Class GK, 5.50%, 08/25/34	3,815
3,500	Series 2005-110, Class MN, 5.50%, 06/25/35	3,366
3,000	Series 2005-116, Class PB, 6.00%, 04/25/34	3,001
3,000	Series 2006-39, Class WC, 5.50%, 01/25/36	2,859
5,000	Series 2006-44, Class GO, PO, 06/25/36	3,692
14,000	Series 2006-44, Class P, PO, 12/25/33	9,918
1,000	Series 2006-106, Class WE, 4.50%, 11/25/22	912
630	Series G92-4, Class F, FRN, 5.03%, 12/25/21	625
391	Series G92-7, Class JQ, 8.50%, 01/25/22	415
85	Series G92-12, Class B, 7.70%, 02/25/22	89
128	Series G92-14, Class Z, 7.00%, 02/25/22	132
311	Series G92-15, Class Z, 7.00%, 01/25/22	315
-(h)	Series G92-27, Class SQ, HB, IF, 5,594.88%, 05/25/22	45
82	Series G92-42, Class Z, 7.00%, 07/25/22	84
2,980	Series G92-44, Class ZQ, 8.00%, 07/25/22	3,132
440	Series G92-54, Class ZQ, 7.50%, 09/25/22	458
767	Series G92-61, Class Z, 7.00%, 10/25/22	788
88	Series G92-62, Class B, PO, 10/25/22	71
522	Series G93-1, Class KA, 7.90%, 01/25/23	548
342	Series G93-17, Class SI, IF, 6.00%, 04/25/23	327
60	Series G94-13, Class J, 7.00%, 06/17/22	60
431	Series G97-2, Class ZA, 8.50%, 02/17/27	449
170	Federal National Mortgage Association Grantor Trust, Series 2001-T10, PO, 12/25/41	129
	Federal National Mortgage Association Whole Loan
507	Series 2002-W5, Class A10, IF, IO, 3.02%, 11/25/30	28
1,910	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,929
1,067	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,099
388	Series 2003-W4, Class 2A, 6.50%, 10/25/42	392
1,361	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	1,349
3,445	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	3,516
	Government National Mortgage Association
355	Series 1994-4, Class KQ, 7.99%, 07/16/24	369
3,592	Series 1994-7, Class PQ, 6.50%, 10/16/24	3,673
730	Series 1996-16, Class E, 7.50%, 08/16/26 (m)	752
197	Series 1997-11, Class D, 7.50%, 07/20/27	202
146	Series 1997-2, Class E, 7.50%, 02/20/27	152
308	Series 1998-26, Class K, 7.50%, 09/17/25	319
1,772	Series 1999-4, Class ZB, 6.00%, 02/20/29	1,766
595	Series 1999-41, Class Z, 8.00%, 11/16/29	620
79	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	87
330	Series 1999-44, Class PC, 7.50%, 12/20/29	343
1,545	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,599
941	Series 2000-6, Class Z, 7.50%, 02/20/30	973
1,361	Series 2000-7, Class ST, IF, 14.39%, 01/16/30	1,525
1,390	Series 2000-9, Class PB, 7.50%, 06/16/26	1,398
628	Series 2000-9, Class Z, 8.00%, 06/20/30	654
2,569	Series 2000-9, Class ZJ, 8.50%, 02/16/30	2,762
2,583	Series 2000-10, Class ZP, 7.50%, 02/16/30	2,695
1,326	Series 2000-12, Class ST, IF, 14.39%, 02/16/30	1,457
368	Series 2000-16, Class ZN, 7.50%, 02/16/30	383
3,433	Series 2000-21, Class S, IF, IO, 3.22%, 09/16/25	59
2,300	Series 2000-21, Class Z, 9.00%, 03/16/30	2,509
550	Series 2000-26, Class Z, 7.75%, 09/20/30	559
202	Series 2000-36, Class HC, 7.33%, 11/20/30	207
77	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	15
585	Series 2000-38, Class AH, 7.15%, 12/20/30	594
86	Series 2001-32, Class WA, IF, 7.42%, 07/20/31	84
718	Series 2001-35, Class SA, IF, IO, 3.17%, 08/16/31	48
727	Series 2001-36, Class S, IF, IO, 2.97%, 08/16/31	41
271	Series 2001-55, Class SF, IF, 9.72%, 11/20/31	285
1,544	Series 2001-60, Class VP, 6.50%, 07/20/17	1,553
1,134	Series 2002-4, Class TD, 7.00%, 01/20/32	1,171
838	Series 2002-7, Class PG, 6.50%, 01/20/32	852
2,743	Series 2002-24, Class AG, IF, IO, 2.87%, 04/16/32	167
741	Series 2002-24, Class SB, IF, 4.30%, 04/16/32	680
1,068	Series 2002-24, Class Z, 8.50%, 04/16/32	1,181
5,534	Series 2002-31, Class SE, IF, IO, 2.42%, 04/16/30	272
222	Series 2002-33, Class SY, IF, 9.00%, 02/26/23	229
818	Series 2002-36, Class VB, 6.50%, 07/20/19	819
1,513	Series 2002-40, Class UK, 6.50%, 06/20/32	1,547

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

484	Series 2002-41, Class LS, IF, 9.00%, 06/16/32	512
1,134	Series 2002-45, Class QE, 6.50%, 06/20/32	1,161
1,134	Series 2002-47, Class PG, 6.50%, 07/16/32	1,153
165	Series 2002-47, Class VB, 6.50%, 09/20/17	164
210	Series 2002-51, Class SG, IF, 10.48%, 04/20/31	224
849	Series 2002-54, Class GB, 6.50%, 08/20/32	862
3,487	Series 2002-67, Class VA, 6.00%, 03/20/13	3,488
1,531	Series 2002-70, Class AV, 6.00%, 03/20/12	1,544
2,287	Series 2002-70, Class PS, IF, IO, 2.62%, 08/20/32	145
1,277	Series 2002-71, Class VJ, 6.00%, 12/20/14	1,280
2,826	Series 2002-79, Class KV, 6.00%, 11/20/13	2,836
2,281	Series 2002-80, Class EB, 7.00%, 01/20/32	2,351
477	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	15
1,276	Series 2002-88, Class VA, 6.00%, 12/20/17	1,278
2,156	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	399
1,141	Series 2003-4, Class NY, 5.50%, 12/20/13	1,133
6,409	Series 2003-11, Class SK, IF, IO, 2.62%, 02/16/33	349
181	Series 2003-24, PO, 03/16/33	140
3,281	Series 2003-76, Class LS, IF, IO, 2.12%, 09/20/31	161
437	Series 2003-90, PO, 10/20/33	354
1,361	Series 2003-95, Class SC, IF, IO, 1.92%, 09/17/31	33
1,702	Series 2003-98, Class PC, 5.00%, 02/20/29	1,664
6,031	Series 2003-112, Class SA, IF, IO, 1.47%, 12/16/33	208
9,239	Series 2004-11, Class SW, IF, IO, 0.42%, 02/20/34	159
850	Series 2004-28, Class S, IF, 5.69%, 04/16/34	770
927	Series 2004-73, Class AE, IF, 4.37%, 08/17/34	830
	Vendee Mortgage Trust
2,277	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,278
1,295	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,324
2,703	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,814
1,973	Series 1998-1, Class 2E, 7.00%, 09/15/27	2,014
1,348	Series 2001-1, Class 2J, 7.00%, 05/15/10	1,366
340	Series 2002-2, Class J, 6.00%, 01/15/09	339

	Non-Agency CMO — 26.5%	570,664

	ABN AMRO Mortgage Backed Corp.,
492	Series 2003-7, Class A3, 4.50%, 07/25/18	463
	American Home Mortgage Investment Corp.,
2,500	Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	2,401
	Bank of America Alternative Loan Trust
1,041	Series 2003-11, PO, 01/25/34	755
764	Series 2003-3, Class A, PO, 05/25/33	595
	Bank of America Funding Corp.
3,781	Series 2003-3, Class 1A33, 5.50%, 10/25/33	3,599
1,019	Series 2004-1, FRN, PO, 03/25/34	802
2,541	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,425
488	Series 2005-7, Class 30, PO, 11/25/35	315
4,997	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	4,857
	Bank of America Mortgage Securities
592	Series 2003-8 Class A, PO, 11/25/33	423
275	Series 2003-9, Class 1A2, PO, 12/25/33	136
20,496	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	161
879	Series 2004-4, Class A, PO, 05/25/34	589
1,102	Series 2004-6, Class A, PO, 07/25/34	685
8,781	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	8,362
5,679	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	5,529
	Bear Stearns Adjustable Rate Mortgage Trust
2,580	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	2,500
9,809	Series 2006-1, Class 1A1, FRN, 4.63%, 02/25/36	9,578
3,025	Series B2004-4, Class A4, VAR, 3.51%, 06/25/34	2,917
1,576	Cendant Mortgage Corp. Series 2003-9, Class 1P, PO, 11/25/33	952
	Citicorp Mortgage Securities, Inc.
736	Series 2002-11, Class 1A14, 6.00%, 11/25/32	731
1,199	Series 2003-8, Class APO, PO, 08/25/33	785
7,077	Series 2004-1, Class A1, 4.75%, 01/25/34	6,762
8,647	Series 2004-5, Class A5, 4.50%, 08/25/34	8,254
	Citigroup Mortgage Loan Trust, Inc.
707	Series 2003-1 WPO2, PO, 10/25/33	517
354	Series 2003-1, Class WA2, 6.50%, 10/25/33	355
992	Series 2003-UP3, Class A3, 7.00%, 09/25/33	996
651	Series 2003-UST1, Class 1, PO, 12/25/18	491
270	Series 2003-UST1, Class 3, PO, 12/25/15	206
498	Series 2003-UST1, Class 2, PO, 12/25/18	410
2,917	Series 2003-UST1, Class A1, 5.50%, 12/25/18	2,852
1,269	Series 2005-1, Class 2A1A, PO, 10/25/33	816
2,408	Series 2005-1, Class 2A1A, VAR, 4.73%, 04/25/35	2,373
	Countrywide Alternative Loan Trust
1,513	Series 2002-8, Class A4, 6.50%, 07/25/32	1,498
1,305	Series 2003-J1, PO, 10/25/33	969

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,707	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,558
701	Series 2004-J3, Class 4A1, 4.75%, 04/25/19	667
25,422	Series 2005-22T1, Class A2, IF, IO, 0.01%, 06/25/35	157
4,428	Series 2005-26CB, Class A10, IF, 3.84%, 07/25/35	4,152
3,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	2,833
2,546	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,507
1,028	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	951
1,820	Series 2005-86CB, Class A11, 5.50%, 02/25/36	1,688
18,516	Series 2005-J1, Class 1A4, IF, IO, 0.02%, 02/25/35	54
	Countrywide Home Loan Mortgage Pass Through Trust
419	Series 2003-18, Class A12, 5.50%, 07/25/33	385
3,488	Series 2003-26, Class 1A6, 3.50%, 08/25/33	3,057
169	Series 2003-34, Class A11, 5.25%, 09/25/33	168
310	Series 2003-44 A9, PO, 10/25/33	154
1,239	Series 2003-J10, Class 2A1, 5.00%, 11/25/18	1,197
1,501	Series 2003-J2 A17, IF, IO, 2.32%, 04/25/33	54
3,165	Series 2003-J7, Class 4A3, IF, 3.24%, 08/25/18	2,795
1,005	Series 2004-3, PO, 04/25/34	777
1,036	Series 2004-7, Class 2A1, FRN, 4.07%, 06/25/34	987
1,691	Series 2004-HYB1, Class 2A, VAR, 4.24%, 05/20/34	1,649
1,926	Series 2004-HYB3, Class 2A, VAR, 4.09%, 06/20/34	1,862
3,127	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	3,023
1,703	Series 2005-16, Class A23, 5.50%, 09/25/35	1,627
7,132	Series 2005-22, Class 2A1, FRN, 5.32%, 11/25/35	7,019
1,227	Series 2006-6, Class A6, 6.00%, 04/25/36	1,218
	First Horizon Alternative Mortgage Securities
2,305	Series 2003-9, Class 1A6, 5.50%, 11/25/33	1,966
5,122	Series 2004-AA4, FRN, Class A1, 5.39%, 10/25/34	5,065
2,126	Series 2005-AA5, FRN, Class 1A2, 5.36%, 07/25/35	2,098
1,033	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	961
	First Horizon Asset Securities, Inc.
913	Series 2003-7, Class 2A1, 4.50%, 09/25/18	867
1,513	Series 2004-4, Class 2A2, 4.50%, 07/25/19	1,443
5,317	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	5,216
6,886	Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35 (m)	6,774
1,000	Series 2004-AR7, Class 2A2, FRN, 4.93%, 02/25/35	982
	GMAC Mortgage Corp. Loan Trust
2,728	Series 2004-J2, Class A2, FRN, 5.58%, 06/25/34	2,737
5,000	Series 2005-1, Class 2A1A, VAR, 4.87%, 06/19/35	4,874
4,668	Series 2005-AR3, Class 3A3, VAR, 4.87%, 06/19/35	4,601
	GSR Mortgage Loan Trust
3,813	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	3,758
1,423	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	1,403
333	Series 2004-3F, Class 3A8, 13.50%, 02/25/34	431
332	Series 2005-1, Class 2A1A, 6.00%, 11/25/34	298
280	Kidder Peabody Mortgage Assets Trust Series B, Class A1, PO, 04/22/18	232
	MASTR Adjustable Rate Mortgages Trust
3,729	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	3,620
9,500	Series 2004-13, Class 3A6,FRN, 3.79%, 11/21/34	9,026
	MASTR Alternative Loans Trust
1,372	Series 2003-8, Class 3A1, 5.50%, 12/25/33	1,329
1,058	Series 2003-9, Class 8A1, 6.00%, 01/25/34	1,037
562	Series 2004-1, Class 30, PO, 02/25/34	435
3,113	Series 2004-10, Class 1A1, 4.50%, 09/25/19	2,928
1,126	Series 2004-3, Class 30, PO, 04/25/34	890
1,216	Series 2004-3, Class 30X1, IO, 6.00%, 04/25/34	297
1,329	Series 2004-5, Class 30, PO, 06/25/34	1,056
760	Series 2004-5, Class 30X1, IO, 6.00%, 06/25/34	174
737	Series 2004-6, Class 30X1, IO, 5.50%, 07/25/34	188
6,025	Series 2004-6, Class 7A1, 6.00%, 07/25/34	5,909
567	Series 2004-7 30, PO, 08/25/34	391
2,065	Series 2004-7, Class AX1, IO, 5.50%, 08/25/34	513
	MASTR Asset Securitization Trust
881	Series 2003-10, Class 15, PO, 11/25/18	621
497	Series 2003-11, Class 15, PO, 12/25/18	371
823	Series 2003-4, Class 5A1, 5.50%, 05/25/33	789
603	Series 2004-1 Class 30, PO, 02/25/34	405
952	Series 2004-3, PO, 03/25/34	656
2,472	Series 2004-6, Class 2A9, 5.25%, 11/25/16	2,391
1,854	Series 2004-8, Class PO, 08/25/19	1,437
1,601	Series 2005-1, Class 2A1A, 5.00%, 05/25/18	1,577
8,166	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	5,607
84	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, 7.43%, 08/01/24	84
	Merrill Lynch Trust
258	Series 47, Class Z, 8.99%, 10/20/20	272
6	Series 7, Class B, PO, 04/20/18	6
-(h)	Morgan Stanley Mortgage Trust,

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

-(h)	Series 35, Class 2, HB, IF, 8169.12%, 04/20/21	2
3,239	MortgageIT Trust,
3,239	Series 2005-1, Class 1A1, FRN, 5.40%, 02/25/35	3,247
	Nomura Asset Acceptance Corp.
1,250	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,230
690	Series 2003-A1, Class A2, 6.00%, 05/25/33	687
260	Series 2003-A1, Class A5, 7.00%, 04/25/33	259
703	Series 2003-A1, Class A7, 5.00%, 04/25/18	696
2,699	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	2,686
	Prime Mortgage Trust
1,183	Series 2004-1, Class 2A3, 5.25%, 08/25/34	1,144
2,494	Series 2005-4, Class 2P0, PO, 10/25/35	1,580
	Residential Accredit Loans, Inc.
526	Series 2002-QS16, Class A3, IF, 6.00%, 10/25/17	502
1,149	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	1,061
4,093	Series 2003-QS12, Class A2A, IF, IO, 2.52%, 06/25/18	235
1,228	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	222
24,524	Series 2003-QS13, Class A6, IF, IO, 0.60%, 07/25/33	601
4,621	Series 2003-QS14, Class A1, 5.00%, 07/25/18	4,439
4,429	Series 2003-QS18, Class A1, 5.00%, 09/25/18	4,257
1,391	Series 2003-QS3, Class A2, IF, 5.32%, 02/25/18	1,311
3,208	Series 2003-QS3, Class A8, IF, IO, 2.52%, 02/25/18	199
2,897	Series 2004-QS10, Class A6, 6.00%, 07/25/34	2,879
2,466	Series 2004-QS8, Class A2, 5.00%, 06/25/34	2,372
3,651	Series 2005-1, Class 2A1A, IF, IO, 2.47%, 05/25/18	258
800	Series 2005-QA7, Class A21, VAR, 4.84%, 07/25/35	784
2,800	Series 2006-QS4, Class A7, IF, 5.46%, 04/25/36	2,722
	Residential Asset Securitization Trust
863	Series 2003-A13, Class A3, 5.50%, 01/25/34	839
938	Series 2003-A14, Class A1, 4.75%, 02/25/19	891
	Residential Funding Mortgage Securities I
799	Series 2003-S11, Class A1, 2.50%, 06/25/18	760
1,891	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,746
2,269	Series 2003-S13, Class A3, 5.50%, 06/25/33	2,018
1,746	Series 2003-S14, Class A4, PO, 07/25/18	1,359
2,611	Series 2003-S7, Class A17, 4.00%, 05/25/33	2,483
2,000	Series 2004-S6, Class 3A5, 4.50%, 06/25/19	1,880
2,031	Series 2004-S6, Class A6, 06/25/34	1,359
4,228	Series 2005-SA4, Class 1A1, VAR, 4.98%, 09/25/35	4,174
	Residential Funding Securities Corp.
234	Series 2002-RM1, Class AP1, PO, 12/25/17	195
476	Series 2003-RM2, Class AP3, PO, 05/25/33	359
	Salomon Brothers Mortgage Securities VII
29	Series 2000-UP1, Class A2, 8.00%, 08/25/27	29
688	Series 2003-UP2, Class 1, PO, 12/25/18	556
4,285	Structured Adjustable Rate Mortgage Loan Trust Series 2004-6, Class 5A4, VAR, 4.99%, 06/25/34	4,023
	Structured Asset Securities Corp.
235	Series 2003-8, Class 1A2, PO, 05/25/32	182
1,513	Series 2003-8, Class 1A2, 5.00%, 04/25/18	1,462
11,412	Series 2004-20, Class 1A3, 5.25%, 11/25/34 (m)	11,123
	Wamu Alternative Mortgage Pass-Through Certificates
5,239	Series 2005-6, Class 2A4, 5.50%, 08/25/35	5,152
1,493	Series 2005-4, Class DP, PO, 06/25/20	1,132
3,539	Series 2002-MS12, Class A, 6.50%, 05/25/32	3,530
39,558	Series 2005-2, Class 1A4, IF, IO, 0.03%, 04/25/35	110
2,174	Series 2005-4, Class CB7, 5.50%, 06/25/35	2,053
843	Washington Mutual MSC Mortgage Pass-Through CTFS Series 2004-RA4, Class 1P, PO, 04/25/19	690
	Washington Mutual, Inc.
3,121	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	3,030
765	Series 2003-AR5, Class A5, VAR, 3.84%, 06/25/33	756
1,134	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,079
359	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	349
3,524	Series 2003-S10, Class A5, 5.00%, 10/25/18	3,382
533	Series 2003-S10, Class A6, PO, 10/25/18	344
2,262	Series 2003-S8, Class A4, 4.50%, 09/25/18	2,108
2,269	Series 2003-S8, Class A6, 4.50%, 09/25/18	2,096
602	Series 2003-S9, PO, 10/25/33	400
1,007	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	979
	Wells Fargo Mortgage Backed Securities Trust
2,206	Series 2003-11, Class 1A, PO, 10/25/18	1,688
5,294	Series 2003-11, Class 1A4, 4.75%, 10/25/18	5,027
2,050	Series 2003-13, Class A7, 4.50%, 11/25/18	1,857
36,640	Series 2003-16, Class 2A, IO, VAR, 0.11%, 12/25/18	171
1,435	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,392
2,437	Series 2003-17, Class A, PO, 01/25/34	1,622
1,739	Series 2003-8, Class A9, 4.50%, 08/25/18	1,605
1,370	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	1,283
687	Series 2004-1 Class, A11, Zero Coupon, 01/25/34	305

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,018	Series 2004-7, Class 2A2, 5.00%, 07/25/19	5,788
7,270	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	7,104
7,011	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	6,785
9,071	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	8,785
882	Series 2004-Q, Class 1A3, FRN, 4.90%, 09/25/34	842
5,377	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	5,105
1,160	Series 2005-15, Class APO, PO, 12/25/20	799
1,482	Series 2005-9, Class 1APO, PO, 10/25/35	942
4,364	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	4,233
3,326	Series 2005-AR16, Class 2A1, 4.95%, VAR, 10/25/35	3,284

		356,931

	Total Collateralized Mortgage Obligations (Cost $964,005)	927,595

	Commercial Mortgage Backed Securities — 0.0% (g)
216	Bear Stearns Commercial Mortgage Securities, Series 2000-WF1, Class A1, 7.64%, 02/15/32 (Cost $228)	221

	Mortgage Pass-Through Securities — 18.6%
	Federal Home Loan Mortgage Corp. Gold Pools
794	3.50%, 05/01/19	716
13,946	4.00%, 05/01/14-10/01/33	12,965
1,133	4.50%, 10/01/18	1,074
4633	5.50%, 06/01/17-10/01/33	4,489
10,162	6.00%, 01/01/14-12/01/33	10,146
12,569	6.50%, 08/01/12-11/01/34	12,738
8,845	7.00%, 12/01/14-04/01/35	9,077
1,190	7.50%, 07/01/08-12/01/15	1,218
211	8.50%, 08/01/30	227
463	10.50%, 07/20/21	505
10,987	4.00%, 08/01/18 (m)	10,173
834	6.50%, 01/01/29 (m)	848
3,438	Federal Home Loan Mortgage Corp. Conventional Pools,
1,848	ARM, 4.13%, 04/01/34	1,795
1,583	ARM, 4.28%, 12/01/33	1,543
737	ARM, 4.67%, 03/01/35	722
317	ARM, 5.42%, 01/01/30	321
	ARM, 5.49%, 03/01/36	3,442
11,072	5.50%, 07/01/35	10,713
31	7.50%, 03/01/09-05/01/07	32
6	8.00%, 04/01/09	6
3	8.50%, 05/01/07-02/01/08	3
111	8.75%, 06/01/17	113
54	10.50%, 05/01/19	55
88	12.00%, 08/01/15-07/01/19	94
	Federal National Mortgage Association Various Pools
18,887	4.00%, 07/01/18-06/01/34	17,241
16,894	4.00%, 12/01/18 (m)	15,670
1,933	ARM, 4.05%, 02/01/34	1,882
1,155	ARM, 4.19%, 01/01/34	1,126
2,278	ARM, 4.20%, 10/01/34	2,222
18,171	4.50%, 11/01/14-02/01/35	17,165
1,788	ARM, 4.73%, 05/01/35	1,765
124	ARM, 4.85%, 09/01/27	124
13,356	ARM, 4.86%, 01/01/35 (m)	13,184
481	ARM, 4.92%, 03/01/29	482
1,989	ARM, 4.92%, 04/01/34	1,981
6,338	5.00%, 12/01/16-09/01/35	6,111
219	ARM, 5.44%, 11/01/32	216
27,072	5.50%, 06/01/12-03/01/34	26,290
97	ARM, 5.62%, 03/01/19	98
16,610	6.00%, 06/01/08-09/01/33	16,556
133	6.25%, 07/01/23	133
13,282	6.50%, 04/01/08-10/01/35	13,491
8,439	7.00%, 12/01/16-02/01/33	8,664
883	7.50%, 03/01/17-10/01/17	921
4,930	8.00%, 04/01/11-11/01/28	5,201
1,308	8.50%, 12/01/07-06/01/30	1,387
1,778	9.00%, 02/01/10-06/01/31	1,925
41	9.50%, 07/01/28	45
162	10.00%, 07/01/19-02/01/24	177
194	10.20%, 06/25/21	213
114	10.25%, 07/15/13	122
122	10.50%, 11/01/18	133
134	11.00%, 04/01/19-08/20/20	148
79	12.50%, 01/01/16	87
	Government National Mortgage Association Various Pools
1,437	3.50%, 09/20/33	1,189
1,913	6.00%, 04/20/17-06/15/18	1,931
407	6.38%, 08/15/26	413
3,776	6.50%, 03/15/23-04/15/33	3,849

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,793	7.00%, 09/15/14-06/15/33	2,890
1,070	7.50%, 11/15/17-01/15/33	1,119
1,723	8.00%, 01/15/08-11/20/28	1,821
80	8.50%, 07/15/08-05/20/25	85
21	9.00%, 02/15/30-01/15/31	23
57	11.00%, 01/15/21	62

	Total Mortgage Pass-Through Securities (Cost $256,128)	251,157

	U.S. Government Agency Securities — 1.4%
6,902	Federal Home Loan Bank System, 4.72%, 09/20/12	6,623
	Federal Home Loan Mortgage Corp.
2,269	6.63%, 09/15/09 (m)	2,356
756	6.88%, 09/15/10	799
81	Federal Housing Authority, 7.43%, 08/01/20	81
	Federal National Mortgage Association
2,859	5.50%, 03/15/11-08/25/35	1,229
1,513	7.25%, 01/15/10	1,607
4,613	6.13%, 03/15/12	4,775
1,513	6.63%, 09/15/09 (m)	1,571

	Total U.S. Government Agency Securities (Cost $19,507)	19,041

	U.S. Treasury Obligations — 1.0%
	U.S. Treasury Bonds
1,513	10.38%, 11/15/12	1,625
1,437	11.75%, 11/15/14	1,739
3,592	12.00%, 08/15/13	4,110
378	U.S. Treasury Notes, 6.50%, 02/15/10	396
	U.S. Treasury Bonds Coupon STRIPS
120	08/15/11	93
756	02/15/09	661
945	05/15/12	705
1,513	02/15/13	1,080
567	02/15/14	383
1,323	11/15/14	858
189	02/15/16	114
110	02/15/11	87
1,361	05/15/14	907
1,891	08/15/14	1,243

	Total U.S. Treasury Obligations (Cost $14,724)	14,001

	Total Long-Term Investments (Cost $1,260,423)	1,217,936

Shares

	Short-Term Investments — 9.5%
	Investment Company — 9.5%
128,047	JPMorgan Liquid Assets Money Market Fund 4.85%, 12/31/49 (b) (Cost $128, 047)	128,047

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 0.9%
	Certificate of Deposit — 0.1%
400	Credit Suisse First Boston New York,
	FRN, 5.08%, 10/17/06	400
500	Deutsche Bank New York, FRN, 5.16%, 01/22/08	500
500	Societe Generale New York, FRN, 5.07%, 06/20/07	500

		1,400

	Corporate Note — 0.2%
600	Bank of America, FRN, 5.06%, 11/07/06	600
600	Beta Finance, Inc., FRN, 5.13%, 03/15/07	600
600	CDC Financial Products, Inc., FRN, 5.16%, 06/30/06	600
400	Citigroup Global Markets, Inc., FRN, 5.13%, 06/07/06	400
550	Links Finance LLC, FRN, 5.11%, 10/06/06	550

		2,750

	Repurchase Agreements — 0.6%
1,681	Bank of America Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $1,682, collateralized by U.S. Government Agency Mortgages	1,681

JPMorgan Mortgage Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,000	Lehman Brothers, Inc., 5.07%, dated 05/31/06, due 06/01/06, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages	2,000
2,000	Morgan Stanley, 5.08%, dated 05/31/06, due 06/01/06, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages	2,000
2,000	UBS Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages	2,000

		7,681

	Total Investments of Cash Collateral for Securities Loaned (Cost $11,831)	11,831

	Total Investments — 100.6% (Cost $1,400,301)	$1,357,814
	Liabilities in Excess of Other Assets — (0.6)%	(8,474)

	Net Assets (100%)	$1,349,340

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than $1, 000.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage.

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.

HB	High Coupon Bonds

HB High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.

STRIPS

Separate trading or registered interest and principal of securities. The STRIPS program lets investors hold and trade the individual interest and principal components of eligible notes and bonds as separate securities.

VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$7,901
Aggregate gross unrealized depreciation		(50,388)

Net unrealized appreciation/depreciation		$(42,487)

Federal income tax cost of investments		$1,400,301

JPMorgan Treasury & Agency Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 99.0%
	U.S. Government Agency Securities — 29.8%
	Federal Farm Credit Bank
800	5.75%, 01/25/08	805
3,000	5.83%, 02/11/08	3,024
360	6.20%, 11/30/09	370
500	6.27%, 01/26/16	530
300	6.52%, 09/24/07	304
1,720	6.82%, 03/16/09	1,786
855	6.90%, 09/01/10	905
	Federal Home Loan Bank
16,000	2.45%, 03/23/07	15,637
250	5.49%, 12/22/08	251
8,000	5.61%, 02/11/09	8,042
5,000	5.75%, 05/15/12	5,093
1,265	5.93%, 04/09/08	1,278
675	6.20%, 06/02/09	690
1,000	6.50%, 11/13/09	1,035
100	7.03%, 07/14/09	105
690	7.38%, 02/12/10	735
1,509	New Valley Generation I, 7.30%, 03/15/19	1,666

	Total U.S. Government Agency Securities (Cost $42,829)	42,256

	U.S. Treasury Obligations — 69.2%
38,250	U.S. Treasury Bonds,
	10.38%, 11/15/12 (m)	41,072
	U.S. Treasury Notes
14,500	2.38%, 08/15/06	14,425
12,400	2.50%, 10/31/06	12,271
3,730	3.13%, 05/15/07	3,661
18,000	3.50%, 02/15/10	17,078
6,000	4.00%, 04/15/10	5,786
4,000	4.00%, 11/15/12	3,766

	Total U.S. Treasury Obligations (Cost $101,837)	98,059

	Total Long-Term Investments (Cost $144,666)	140,315

Shares

Short-Term Investments — 1.0%
Investment Company — 1.0%
1,400	JPMorgan 100% U.S. Treasury Securities Money Market Fund (b) (Cost $1,400)	1,400

Principal Amount ($)

	Investment of Cash Collateral for Securities Loaned — 24.3%
	Repurchase Agreements — 24.3%
6,981	Bank of America Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $6,982, collateralized by Govt. Agency Mortgage Securities	6,981
6,500	Bear Stearns, 5.06%, dated 05/31/06, due 06/01/06, repurchase price $6,501, collateralized by Govt. Agency Mortgage Securities	6,500
7,000	Lehman Brothers, Inc., 5.07%, dated 05/31/06, due 06/01/06, repurchase price $7,001, collateralized by Govt. Agency Mortgage Securities	7,000
7,000	Morgan Stanley, 5.08%, dated 05/31/06, due 06/01/06, repurchase price $7,001, collateralized by Govt. Agency Mortgage Securities	7,000
7,000	UBS Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $7,001, collateralized by Govt. Agency Mortgage Securities	7,000

	Total Investment of Cash Collateral for Securities Loaned (Cost $34,481)	34,481

	Total Investments — 124.3% (Cost $180,547)	$176,196
	Liabilities in Excess of Other Assets — (24.3)%	(34,393)

	Net Assets (100%)	$141,803

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98

Aggregate gross unrealized depreciation	(4,449)

Net unrealized appreciation/depreciation	$(4,351)

Federal income tax cost of investments	$180,547

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

By:	/s/____________________________________

Suzanne E. Cioffi

Assistant Treasurer and Principal Financial Officer

July 28, 2006